UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2006

Date of reporting period: July 31, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.98%
REAL ESTATE INVESTMENT TRUSTS—99.98%
AMB Property Corp. (1)	913,159	$41,996,182
Archstone-Smith Trust (1)	1,751,600	74,443,000
Arden Realty Group Inc. (1)	749,371	29,922,384
AvalonBay Communities Inc. (1)	718,063	62,873,596
Boston Properties Inc. (1)	1,095,544	83,425,676
CarrAmerica Realty Corp. (1)	635,831	24,695,676
Catellus Development Corp.	828,304	29,868,642
CenterPoint Properties Trust (1)	362,269	15,889,118
Cousins Properties Inc. (1)	572,042	18,648,570
Developers Diversified Realty Corp. (1)	877,115	42,689,187
Duke Realty Corp.	1,134,789	38,537,434
Equity Office Properties Trust (1)	3,730,897	132,260,299
Equity Residential	2,482,216	100,281,526
Essex Property Trust Inc. (1)	214,374	19,692,396
General Growth Properties Inc. (1)	2,129,093	97,895,696
Health Care Property Investors Inc. (1)	988,183	27,530,778
Host Marriott Corp. (1)	3,424,057	63,858,663
Kimco Realty Corp. (1)	1,140,952	74,914,908
Liberty Property Trust	944,976	42,410,523
Macerich Co. (The)	487,413	34,226,141
Mills Corp. (1)	568,472	36,984,788
Pan Pacific Retail Properties Inc. (1)	432,539	30,065,786
ProLogis (1)	1,697,682	77,346,392
Public Storage Inc. (1)	1,268,485	84,671,374
Reckson Associates Realty Corp. (1)	908,654	31,911,929
Regency Centers Corp. (1)	649,898	40,098,707
Simon Property Group Inc.	1,788,114	142,584,210
SL Green Realty Corp.	434,151	30,260,325
Vornado Realty Trust (1)	1,270,295	112,598,949
Weingarten Realty Investors (1)	719,346	28,255,911

		1,670,838,766

TOTAL COMMON STOCKS (Cost: $1,356,312,046)		1,670,838,766

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.71%
COMMERCIAL PAPER (2)—3.42%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$1,160,550	1,160,073
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	2,938,598	2,927,520
Amsterdam Funding Corp.

3.27%, 08/01/05	725,343	725,346
ANZ National Bank Ltd.
2.94%, 08/15/05	725,343	724,516
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	942,946	938,298
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	1,589,518	1,588,829
Chariot Funding LLC
3.28%, 08/05/05	1,090,946	1,090,548
Charta LLC
3.31%, 08/11/05	2,176,030	2,174,030
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	1,407,166	1,406,451
Dorada Finance Inc.
3.76%, 01/26/06	145,069	142,372
Ebury Finance Ltd.
3.47%, 08/30/05	725,343	723,316
Edison Asset Securitization LLC
3.12%, 09/06/05	1,088,015	1,084,621
Fairway Finance LLC
3.15%, 09/15/05	1,290,459	1,285,377
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	2,052,765	2,049,435
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	3,616,562	3,608,331
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	4,714,732	4,691,322
Giro Funding Corp.
3.30%, 08/05/05	1,015,481	1,015,108
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	4,352,061	4,343,135
Lockhart Funding LLC
3.47%, 09/16/05	1,712,391	1,704,798
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	2,030,962	2,023,640
Park Avenue Receivables Corp.
3.39%, 08/22/05	2,176,030	2,171,727
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	3,096,970	3,087,317
Park Sienna LLC
3.45%, 08/23/05	1,095,428	1,093,119
Prudential Funding LLC
3.31%, 08/01/05	2,176,030	2,176,030
Solitaire Funding Ltd.
3.28%, 08/01/05	1,450,687	1,450,687
Sydney Capital Corp.
3.21%, 08/17/05	3,071,104	3,066,723
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	3,201,956	3,195,624
Three Pillars Funding Corp.
3.29%, 08/08/05	1,786,680	1,785,537
Ticonderoga Funding LLC
3.29%, 08/09/05	1,309,738	1,308,781
Tulip Funding Corp.
3.31%, 08/01/05	2,176,030	2,176,030
Windmill Funding Corp.
3.28%, 08/02/05	290,137	290,111

		57,208,752

FLOATING RATE NOTES (2)—8.51%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (3)	2,698,278	2,698,294
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	3,916,855	3,916,874
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	2,393,633	2,393,634
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	4,134,458	4,134,804
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (3)	942,946	942,946
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	942,946	942,846
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (3)	7,456,531	7,456,442
BMW US Capital LLC
3.36%, 07/14/06 (3)	1,450,687	1,450,687
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	4,932,335	4,932,001
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (3)	3,974,882	3,974,610
Commodore CDO Ltd.
3.47%, 12/12/05 (3)	362,672	362,672
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	5,077,404	5,077,404
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	4,352,061	4,351,927
DEPFA Bank PLC
3.42%, 03/15/06	1,450,687	1,450,687
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (3)	2,756,305	2,756,401
Fairway Finance LLC
3.38%, 10/20/05	580,275	580,268
Fifth Third Bancorp
3.42%, 04/21/06 (3)	2,901,374	2,901,374
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (3)	1,015,481	1,015,509
General Electric Capital Corp.
3.45%, 07/07/06	652,809	653,455
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	79,332	79,332
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	1,668,290	1,668,289
Hartford Life Global Funding Trust
3.38%, 07/15/06	1,450,687	1,450,687
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (3)	4,352,061	4,352,061
HSBC Bank USA N.A.
3.45%, 05/04/06	507,740	508,052
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (3)	6,528,091	6,528,093
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (3)	1,523,180	1,523,181
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (3)	5,657,679	5,658,395
Lothian Mortgages PLC
3.45%, 01/24/06	1,450,687	1,450,687
Marshall & Ilsley Bank
3.53%, 02/20/06	1,450,687	1,451,653
Metropolitan Life Global Funding I
3.33%, 08/04/06 (3)	2,176,030	2,176,030

National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	2,176,030	2,175,926
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (3)	5,367,541	5,368,167
Nordea Bank AB
3.35%, 08/11/06 (3)	2,538,702	2,538,702
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (3)	4,352,061	4,352,061
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	5,585,144	5,585,145
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,088,015	1,088,061
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	4,116,324	4,115,293
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (3)	797,878	797,798
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (3)	8,283,422	8,283,585
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (3)	1,450,687	1,450,687
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	2,248,565	2,248,115
Strips III LLC
3.51%, 07/24/06 (3) (4)	435,206	435,206
SunTrust Bank
3.63%, 04/28/06	2,176,030	2,176,030
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (3)	3,525,169	3,524,913
Toronto-Dominion Bank
3.81%, 06/20/06	1,813,359	1,813,515
Toyota Motor Credit Corp.
3.32%, 04/10/06	652,809	652,802
UniCredito Italiano SpA
3.34%, 06/14/06	1,885,893	1,885,312
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (3)	3,617,212	3,617,211
Wells Fargo & Co.
3.38%, 07/14/06 (3)	725,343	725,417
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (3)	5,222,473	5,222,277
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (3)	3,786,293	3,786,172
Winston Funding Ltd.
3.71%, 10/23/05 (3)	1,035,790	1,035,790
World Savings Bank
3.30%, 09/09/05	507,740	507,735

		142,225,215

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (2) (5) (6)	5,802,748	5,802,748
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	3,108,860	3,108,860
BlackRock Temp Cash Money Market Fund 3.17% (2) (6)	210,143	210,143
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (2) (6)	508,547	508,547

		9,630,298

REPURCHASE AGREEMENTS (2)—2.26%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $13,422,544 and an effective yield of 3.30%. (7)	$13,418,854	13,418,854
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $14,510,858 and an effective yield of 3.30%. (7)	14,506,869	14,506,869
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $9,794,829 and an effective yield of 3.30%. (7)	9,792,136	9,792,136

		37,717,859

TIME DEPOSITS (2)—3.94%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	2,176,030	2,176,030
BNP Paribas (New York)
3.03%, 08/23/05	580,275	580,275
Chase Bank USA N.A.
3.31%, 08/01/05	10,880,152	10,880,152
Dexia Bank
3.27%, 08/01/05	3,626,717	3,626,717
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,176,030	2,176,048
HBOS Treasury Services PLC
3.39%, 12/14/05	870,412	870,412
Key Bank N.A.
3.31%, 08/01/05	13,056,182	13,056,182
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (4)	2,176,030	2,176,030
National Australia Bank Ltd.
3.31%, 08/01/05	2,209,918	2,209,918
Societe Generale
3.31%, 08/01/05	11,605,495	11,605,495
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	3,336,580	3,336,527
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,160,550	1,160,544
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	2,901,374	2,901,373
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	7,978,778	7,978,777
Wilmington Trust Corp.
3.30%, 08/05/05	1,088,015	1,088,015

		65,822,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $312,604,619)		312,604,619

TOTAL INVESTMENTS IN SECURITIES — 118.69% (Cost: $1,668,916,665) (8)		1,983,443,385
Other Assets, Less Liabilities — (18.69)%		(312,299,821)

NET ASSETS — 100.00%		$1,671,143,564

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(8)	The cost of investments for federal income tax purposes was $1,673,256,466. Net unrealized appreciation aggregated $310,186,919, of which $310,186,919 represented gross unrealized appreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.75%
AGRICULTURE—4.97%
Altria Group Inc.	4,350,661	$291,320,261
Universal Corp.	1,567,888	74,788,258

		366,108,519

AUTO MANUFACTURERS—1.80%
General Motors Corp.	3,597,692	132,467,019

		132,467,019

BANKS—26.97%
AmSouth Bancorp	3,630,056	101,314,863
Associated Bancorp	2,447,378	83,357,695
Bank of America Corp.	4,339,602	189,206,647
Bank of Hawaii Corp.	321,670	16,517,754
BB&T Corp.	906,998	37,930,656
Citizens Banking Corp.	2,483,866	78,639,198
Colonial BancGroup Inc. (The)	1,506,898	35,065,516
Comerica Inc.	2,538,195	155,083,714
Compass Bancshares Inc.	175,821	8,476,330
Fifth Third Bancorp	16,199	698,177
First Horizon National Corp.	2,166,293	88,363,091
FirstMerit Corp.	3,638,194	102,924,508
FNB Corp. (Pennsylvania)	4,829,771	95,387,977
Hibernia Corp. Class A	1,693,804	57,284,451
Hudson United Bancorp	2,647,301	110,921,912
Huntington Bancshares Inc.	2,486,206	62,005,978
KeyCorp	3,561,468	121,944,664
National City Corp.	3,206,207	118,341,100
North Fork Bancorp Inc.	722,840	19,798,588
PNC Financial Services Group	2,940,485	161,197,388
Provident Bankshares Corp.	1,418,244	48,220,296
Regions Financial Corp.	2,188,850	73,632,914
Sky Financial Group Inc.	2,274,504	64,777,874
SunTrust Banks Inc.	262,796	19,110,525
U.S. Bancorp	587,731	17,667,194
Wells Fargo & Co.	738,286	45,286,463
Whitney Holding Corp.	2,181,446	72,249,492

		1,985,404,965

BEVERAGES—0.30%
Coca-Cola Co. (The)	497,511	21,771,081

		21,771,081

CHEMICALS—6.51%
Dow Chemical Co. (The)	1,604,344	76,928,295
Eastman Chemical Co.	2,092,046	115,878,428
Lubrizol Corp.	1,766,174	77,711,656
Lyondell Chemical Co.	2,002,199	55,941,440
PPG Industries Inc.	1,738,434	113,050,363
RPM International Inc.	2,109,689	39,556,669

		479,066,851

COMMERCIAL SERVICES—2.27%
Deluxe Corp.	2,363,384	94,535,360
Donnelley (R.R.) & Sons Co.	2,014,798	72,633,468

		167,168,828

COSMETICS & PERSONAL CARE—0.82%
Kimberly-Clark Corp.	944,143	60,198,558

		60,198,558

DISTRIBUTION & WHOLESALE—1.49%
Genuine Parts Co.	2,396,829	109,750,800

		109,750,800

DIVERSIFIED FINANCIAL SERVICES—2.09%
Citigroup Inc.	1,339,064	58,249,284
JP Morgan Chase & Co.	2,410,854	84,717,410
Waddell & Reed Financial Inc. Class A	553,844	10,761,189

		153,727,883

ELECTRIC—18.47%
Black Hills Corp.	1,576,184	62,858,218
DTE Energy Co.	4,113,709	193,344,323
Duquesne Light Holdings Inc.	4,617,468	89,578,879
Energy East Corp.	4,081,321	113,746,416
Entergy Corp.	692,349	53,961,681
Exelon Corp.	1,094,819	58,594,713
FirstEnergy Corp.	3,083,019	153,472,686
FPL Group Inc.	4,820,760	207,871,171
MDU Resources Group Inc.	272,370	8,361,759
NiSource Inc.	4,042,541	98,193,321
Pinnacle West Capital Corp.	3,530,695	161,705,831
PNM Resources Inc.	101,472	2,982,262
PPL Corp.	1,510,903	93,041,407
SCANA Corp.	840,113	35,309,949
UniSource Energy Corp.	832,188	26,838,063

		1,359,860,679

ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
Emerson Electric Co.	746,849	49,142,664

		49,142,664

ENVIRONMENTAL CONTROL—0.32%
Waste Management Inc.	843,833	23,728,584

		23,728,584

FOOD—1.38%
Albertson’s Inc.	1,549,301	33,015,604
General Mills Inc.	802,845	38,054,853
Sara Lee Corp.	1,526,118	30,415,532

		101,485,989

FOREST PRODUCTS & PAPER—0.61%
MeadWestvaco Corp.	1,545,452	45,158,107

		45,158,107

GAS—1.74%
Nicor Inc.	2,401,501	98,029,271
ONEOK Inc.	857,458	29,968,157

		127,997,428

HOME FURNISHINGS—1.43%
La-Z-Boy Inc.	924,357	12,358,653
Maytag Corp.	13,644	230,174

Whirlpool Corp.	1,161,096	92,864,458

		105,453,285

HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	622,132	35,256,220

		35,256,220

INSURANCE—4.98%
Cincinnati Financial Corp.	25,187	1,038,208
Gallagher (Arthur J.) & Co.	1,267,618	35,353,866
Jefferson-Pilot Corp.	847,825	42,535,380
Lincoln National Corp.	2,405,985	116,209,076
Unitrin Inc.	3,226,700	171,821,775

		366,958,305

OFFICE & BUSINESS EQUIPMENT—0.70%
Pitney Bowes Inc.	1,148,024	51,178,910

		51,178,910

OIL & GAS—4.27%
Chevron Corp.	1,739,687	100,919,243
Marathon Oil Corp.	2,163,410	126,256,608
Occidental Petroleum Corp.	1,060,127	87,227,250

		314,403,101

PACKAGING & CONTAINERS—0.76%
Sonoco Products Co.	2,009,240	55,856,872

		55,856,872

PHARMACEUTICALS—4.61%
Abbott Laboratories	720,887	33,614,961
Bristol-Myers Squibb Co.	5,103,106	127,475,588
Lilly (Eli) & Co.	549,661	30,956,908
Merck & Co. Inc.	4,319,955	134,177,802
Pfizer Inc.	504,785	13,376,803

		339,602,062

PIPELINES—2.93%
Equitable Resources Inc.	1,173,627	83,386,198
Kinder Morgan Inc.	1,492,046	132,583,208

		215,969,406

RETAIL—0.88%
May Department Stores Co. (The)	1,575,769	64,685,317

		64,685,317

SAVINGS & LOANS—4.69%
Astoria Financial Corp.	247,665	6,919,760
New York Community Bancorp Inc.	2,855,443	52,425,933
People’s Bank	4,537,807	142,124,115
Washington Federal Inc.	2,015,006	46,889,190
Washington Mutual Inc.	2,275,652	96,669,697

		345,028,695

TELECOMMUNICATIONS—3.61%
Alltel Corp.	1,057,933	70,352,545
BellSouth Corp.	3,100,432	85,571,923
SBC Communications Inc.	4,504,619	110,137,935

		266,062,403

TOTAL COMMON STOCKS (Cost: $6,768,092,608)		7,343,492,531

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.15%
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (1) (2)	11,113,829	11,113,829

		11,113,829

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,113,829)		11,113,829

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $6,779,206,437) (3)		7,354,606,360
Other Assets, Less Liabilities — 0.10%		7,421,715

NET ASSETS — 100.00%		$7,362,028,075

(1)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	The rate quoted is the annualized seven-day yield of the fund at period end.
(3)	The cost of investments for federal income tax purposes was $6,799,790,540. Net unrealized appreciation aggregated $554,815,820, of which $626,933,928 represented gross unrealized appreciation on securities and $72,118,108 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%
AIRLINES—10.48%
Alaska Air Group Inc. (1)	27,647	$967,092
AMR Corp. (1) (2)	170,761	2,399,192
Continental Airlines Inc. Class B (1) (2)	201,566	3,186,758
Delta Air Lines Inc. (1) (2)	166,652	493,290
JetBlue Airways Corp. (1) (2)	151,233	3,175,893
Northwest Airlines Corp. (1) (2)	180,360	838,674
SkyWest Inc.	46,840	971,930
Southwest Airlines Co.	183,721	2,607,001

		14,639,830

TRANSPORTATION—84.58%
Alexander & Baldwin Inc. (2)	128,408	6,867,260
Burlington Northern Santa Fe Corp.	128,888	6,992,174
CH Robinson Worldwide Inc.	174,366	10,910,081
CNF Inc.	133,886	6,907,179
CSX Corp.	147,882	6,734,546
Expeditors International Washington Inc. (2)	187,007	10,294,735
FedEx Corp.	172,021	14,465,246
Hunt (J.B.) Transport Services Inc. (2)	170,434	3,345,619
Landstar System Inc. (1) (2)	145,994	4,864,520
Norfolk Southern Corp.	180,176	6,704,349
Ryder System Inc.	168,812	6,581,980
Union Pacific Corp.	171,918	12,087,555
United Parcel Service Inc. Class B	181,725	13,260,473
Yellow Roadway Corp. (1)	153,870	8,141,262

		118,156,979

TRUCKING & LEASING—4.81%
GATX Corp.	177,825	6,721,785

		6,721,785

TOTAL COMMON STOCKS (Cost: $139,872,761)		139,518,594

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.15%
COMMERCIAL PAPER (3)—2.41%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$68,370	68,343
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	173,118	172,465
Amsterdam Funding Corp.
3.27%, 08/01/05	42,731	42,731

ANZ National Bank Ltd.
2.94%, 08/15/05	42,731	42,682
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	55,550	55,277
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	93,641	93,600
Chariot Funding LLC
3.28%, 08/05/05	64,269	64,246
Charta LLC
3.31%, 08/11/05	128,193	128,076
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	82,898	82,857
Dorada Finance Inc.
3.76%, 01/26/06	8,546	8,387
Ebury Finance Ltd.
3.47%, 08/30/05	42,731	42,612
Edison Asset Securitization LLC
3.12%, 09/06/05	64,097	63,897
Fairway Finance LLC
3.15%, 09/15/05	76,023	75,724
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	120,932	120,735
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	213,057	212,572
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	277,752	276,373
Giro Funding Corp.
3.30%, 08/05/05	59,824	59,802
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	256,387	255,861
Lockhart Funding LLC
3.47%, 09/16/05	100,880	100,432
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	119,647	119,215
Park Avenue Receivables Corp.
3.39%, 08/22/05	128,193	127,940
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	182,447	181,879
Park Sienna LLC
3.45%, 08/23/05	64,533	64,397
Prudential Funding LLC
3.31%, 08/01/05	128,193	128,193
Solitaire Funding Ltd.
3.28%, 08/01/05	85,462	85,462
Sydney Capital Corp.
3.21%, 08/17/05	180,924	180,666
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	188,632	188,259
Three Pillars Funding Corp.
3.29%, 08/08/05	105,256	105,189
Ticonderoga Funding LLC
3.29%, 08/09/05	77,159	77,102
Tulip Funding Corp.
3.31%, 08/01/05	128,193	128,193
Windmill Funding Corp.
3.28%, 08/02/05	17,092	17,091

		3,370,258

FLOATING RATE NOTES (3)—6.00%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	158,960	158,961
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	230,748	230,750

American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	141,013	141,013
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	243,568	243,588
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	55,550	55,550
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	55,550	55,544
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	439,276	439,272
BMW US Capital LLC
3.36%, 07/14/06 (4)	85,462	85,462
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	290,572	290,552
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	234,167	234,151
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	21,366	21,366
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	299,118	299,118
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	256,387	256,380
DEPFA Bank PLC
3.42%, 03/15/06	85,462	85,462
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	162,378	162,385
Fairway Finance LLC
3.38%, 10/20/05	34,185	34,185
Fifth Third Bancorp
3.42%, 04/21/06 (4)	170,925	170,925
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	59,824	59,825
General Electric Capital Corp.
3.45%, 07/07/06	38,458	38,496
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	4,674	4,674
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	98,282	98,281
Hartford Life Global Funding Trust
3.38%, 07/15/06	85,462	85,462
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	256,387	256,386
HSBC Bank USA N.A.
3.45%, 05/04/06	29,912	29,930
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	384,580	384,581
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	89,733	89,733
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	333,303	333,346
Lothian Mortgages PLC
3.45%, 01/24/06	85,462	85,462
Marshall & Ilsley Bank
3.53%, 02/20/06	85,462	85,519
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	128,193	128,193
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	128,193	128,188
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	316,210	316,247
Nordea Bank AB
3.35%, 08/11/06 (4)	149,559	149,559

Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	256,387	256,387
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	329,030	329,030
Principal Life Income Funding Trusts
3.21%, 05/10/06	64,097	64,099
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	242,499	242,438
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	47,004	47,000
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	487,990	487,999
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	85,462	85,462
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	132,467	132,440
Strips III LLC
3.51%, 07/24/06 (4) (5)	25,639	25,639
SunTrust Bank
3.63%, 04/28/06	128,193	128,193
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	207,673	207,658
Toronto-Dominion Bank
3.81%, 06/20/06	106,828	106,837
Toyota Motor Credit Corp.
3.32%, 04/10/06	38,458	38,458
UniCredito Italiano SpA
3.34%, 06/14/06	111,101	111,067
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	213,096	213,096
Wells Fargo & Co.
3.38%, 07/14/06 (4)	42,731	42,735
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	307,664	307,653
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	223,057	223,050
Winston Funding Ltd.
3.71%, 10/23/05 (4)	61,020	61,020
World Savings Bank
3.30%, 09/09/05	29,912	29,911

		8,378,718

MONEY MARKET FUNDS—0.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.30% (3) (5) (6)	341,849	341,849
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.33% (5) (6)	141,141	141,141
BlackRock Temp Cash Money Market Fund
3.17% (3) (6)	12,380	12,380
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.25% (3) (6)	29,959	29,959

		525,329

REPURCHASE AGREEMENTS (3)—1.59%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $790,744 and an effective yield of 3.30%. (7)	$790,526	790,526

Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $854,858 and an effective yield of 3.30%. (7)	854,623	854,623
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $577,029 and an effective yield of 3.30%. (7)	576,870	576,870

		2,222,019

TIME DEPOSITS (3)—2.77%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	128,193	128,193
BNP Paribas (New York)
3.03%, 08/23/05	34,185	34,185
Chase Bank USA N.A.
3.31%, 08/01/05	640,967	640,967
Dexia Bank
3.27%, 08/01/05	213,656	213,656
Fortis Bank NY
3.83% - 3.84%, 01/25/06	128,193	128,194
HBOS Treasury Services PLC
3.39%, 12/14/05	51,277	51,277
Key Bank N.A.
3.31%, 08/01/05	769,161	769,161
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	128,193	128,193
National Australia Bank Ltd.
3.31%, 08/01/05	130,190	130,190
Societe Generale
3.31%, 08/01/05	683,698	683,698
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	196,563	196,560
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	68,370	68,370
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	170,925	170,924
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	470,043	470,042
Wilmington Trust Corp.
3.30%, 08/05/05	64,097	64,097

		3,877,707

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,374,031)		18,374,031

TOTAL INVESTMENTS IN SECURITIES — 113.02% (Cost: $158,246,792) (8)		157,892,625
Other Assets, Less Liabilities — (13.02)%		(18,184,948)

NET ASSETS — 100.00%		$139,707,677

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $158,728,384. Net unrealized depreciation aggregated $835,759, of which $5,151,871 represented gross unrealized appreciation on securities and $5,987,630 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
AGRICULTURE—4.80%
Monsanto Co.	276,455	$18,624,773

		18,624,773

BIOTECHNOLOGY—0.13%
Cambrex Corp. (1)	25,528	502,136

		502,136

CHEMICALS—53.26%
Air Products & Chemicals Inc.	220,485	13,176,184
Airgas Inc.	66,540	1,962,930
Albemarle Corp.	38,451	1,464,983
Ashland Inc.	74,610	4,584,785
Cabot Corp. (1)	63,992	2,213,483
Chemtura Corp.	235,467	3,706,251
Cytec Industries Inc. (1)	38,886	1,764,647
Dow Chemical Co. (The)	987,291	47,340,604
Du Pont (E.I.) de Nemours and Co.	1,028,311	43,888,314
Eastman Chemical Co.	82,118	4,548,516
Ecolab Inc.	191,605	6,434,096
Engelhard Corp.	128,888	3,697,797
Ferro Corp. (1)	43,341	975,173
FMC Corp. (1) (2)	35,640	2,155,507
Fuller (H.B.) Co. (1)	29,592	1,021,812
Georgia Gulf Corp. (1)	34,231	1,086,150
Hercules Inc. (2)	104,529	1,463,406
Huntsman Corp. (2)	62,669	1,459,561
International Flavors & Fragrances Inc.	90,169	3,419,209
Lubrizol Corp.	69,775	3,070,100
Lyondell Chemical Co.	192,063	5,366,240
MacDermid Inc.	26,227	868,114
Minerals Technologies Inc. (1)	21,360	1,329,446
Mosaic Co. (The) (1) (2)	130,800	2,275,920
Olin Corp. (1)	72,465	1,329,733
OM Group Inc. (1) (2)	29,330	687,202
PPG Industries Inc.	179,310	11,660,529
Praxair Inc.	336,655	16,627,390
Rohm & Haas Co.	150,402	6,927,516
RPM International Inc. (1)	120,215	2,254,031
Schulman (A.) Inc. (1)	31,132	587,772
Sensient Technologies Corp. (1)	45,396	862,978
Sigma-Aldrich Corp.	61,064	3,917,866
Valspar Corp. (The)	48,939	2,400,947
Wellman Inc.	33,320	277,889

		206,807,081

COAL—5.71%
Arch Coal Inc.	63,716	3,626,715
CONSOL Energy Inc.	93,019	6,265,760

Massey Energy Co. (1)	78,646	3,401,440
Peabody Energy Corp.	135,256	8,891,729

		22,185,644

FOREST PRODUCTS & PAPER—9.93%
Bowater Inc. (1)	57,640	1,948,808
Caraustar Industries Inc. (1) (2)	29,469	352,744
International Paper Co.	507,687	16,042,909
Neenah Paper Inc.	15,491	510,428
Pope & Talbot Inc. (1)	16,352	183,142
Potlatch Corp.	30,534	1,764,865
Wausau Paper Corp. (1)	50,174	631,189
Weyerhaeuser Co.	248,334	17,130,079

		38,564,164

HOUSEHOLD PRODUCTS & WARES—1.94%
Avery Dennison Corp. (1)	101,072	5,727,750
Scotts Miracle-Gro Co. (The) Class A (1) (2)	23,277	1,824,917

		7,552,667

IRON & STEEL—6.03%
AK Steel Holding Corp. (1) (2)	106,744	984,180
Allegheny Technologies Inc.	80,369	2,336,327
Carpenter Technology Corp. (1)	22,530	1,411,279
Chaparral Steel (2)	23,273	428,223
Cleveland-Cliffs Inc. (1)	22,331	1,623,687
Nucor Corp.	149,132	8,269,369
Reliance Steel & Aluminum Co. (1)	29,283	1,368,102
Ryerson Tull Inc. (1)	23,732	453,281
Steel Dynamics Inc.	46,893	1,508,079
United States Steel Corp. (1)	118,167	5,039,823

		23,422,350

MANUFACTURING—0.78%
Harsco Corp.	43,046	2,593,522
Tredegar Corp. (1)	26,116	420,729

		3,014,251

METAL FABRICATE & HARDWARE—0.79%
Commercial Metals Co.	61,011	1,753,456
Worthington Industries Inc. (1)	73,453	1,298,649

		3,052,105

MINING—16.56%
Alcoa Inc.	902,008	25,301,324
Coeur d’Alene Mines Corp. (1) (2)	246,431	874,830
Freeport-McMoRan Copper & Gold Inc.	185,897	7,487,931
Meridian Gold Inc. (2)	102,813	1,834,184
Newmont Mining Corp.	424,457	15,938,360
Phelps Dodge Corp.	97,312	10,358,862
RTI International Metals Inc. (1) (2)	21,950	755,519
Stillwater Mining Co. (2)	45,258	369,305
USEC Inc.	87,403	1,371,353
		64,291,668

TOTAL COMMON STOCKS (Cost: $381,958,859)		388,016,839

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.85%
COMMERCIAL PAPER (3)—1.43%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$112,547	112,498
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	284,978	283,903
Amsterdam Funding Corp.
3.27%, 08/01/05	70,342	70,342
ANZ National Bank Ltd.
2.94%, 08/15/05	70,342	70,262
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	91,445	90,994
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	154,148	154,080
Chariot Funding LLC
3.28%, 08/05/05	105,797	105,759
Charta LLC
3.31%, 08/11/05	211,026	210,832
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	136,464	136,394
Dorada Finance Inc.
3.76%, 01/26/06	14,068	13,807
Ebury Finance Ltd.
3.47%, 08/30/05	70,342	70,145
Edison Asset Securitization LLC
3.12%, 09/06/05	105,513	105,184
Fairway Finance LLC
3.15%, 09/15/05	125,146	124,653
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	199,072	198,749
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	350,725	349,927
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	457,223	454,953
Giro Funding Corp.
3.30%, 08/05/05	98,479	98,443
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	422,052	421,187
Lockhart Funding LLC
3.47%, 09/16/05	166,063	165,327
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	196,958	196,248
Park Avenue Receivables Corp.
3.39%, 08/22/05	211,026	210,609
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	300,337	299,401
Park Sienna LLC
3.45%, 08/23/05	106,232	106,008
Prudential Funding LLC
3.31%, 08/01/05	211,026	211,026
Solitaire Funding Ltd.
3.28%, 08/01/05	140,684	140,684
Sydney Capital Corp.
3.21%, 08/17/05	297,828	297,403
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	310,518	309,904
Three Pillars Funding Corp.
3.29%, 08/08/05	173,268	173,157

Ticonderoga Funding LLC
3.29%, 08/09/05	127,015	126,922
Tulip Funding Corp.
3.31%, 08/01/05	211,026	211,026
Windmill Funding Corp.
3.28%, 08/02/05	28,137	28,134

		5,547,961

FLOATING RATE NOTES (3)—3.55%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	261,672	261,674
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	379,847	379,849
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	232,129	232,129
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	400,950	400,983
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	91,445	91,445
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	91,445	91,435
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	723,116	723,108
BMW US Capital LLC
3.36%, 07/14/06 (4)	140,684	140,684
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	478,326	478,293
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	385,474	385,449
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	35,171	35,171
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	492,394	492,394
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	422,052	422,039
DEPFA Bank PLC
3.42%, 03/15/06	140,684	140,684
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	267,300	267,309
Fairway Finance LLC
3.38%, 10/20/05	56,274	56,273
Fifth Third Bancorp
3.42%, 04/21/06 (4)	281,368	281,368
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	98,479	98,481
General Electric Capital Corp.
3.45%, 07/07/06	63,308	63,370
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	7,693	7,693
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	161,787	161,787
Hartford Life Global Funding Trust
3.38%, 07/15/06	140,684	140,684
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	422,052	422,052
HSBC Bank USA N.A.
3.45%, 05/04/06	49,239	49,270
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	633,078	633,079

Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	147,714	147,715
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	548,668	548,738
Lothian Mortgages PLC
3.45%, 01/24/06	140,684	140,684
Marshall & Ilsley Bank
3.53%, 02/20/06	140,684	140,778
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	211,026	211,026
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	211,026	211,016
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	520,531	520,592
Nordea Bank AB
3.35%, 08/11/06 (4)	246,197	246,197
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	422,052	422,052
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	541,634	541,634
Principal Life Income Funding Trusts
3.21%, 05/10/06	105,513	105,518
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	399,191	399,091
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	77,376	77,369
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	803,306	803,322
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	140,684	140,684
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	218,060	218,017
Strips III LLC
3.51%, 07/24/06 (4) (5)	42,205	42,205
SunTrust Bank
3.63%, 04/28/06	211,026	211,026
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	341,862	341,838
Toronto-Dominion Bank
3.81%, 06/20/06	175,855	175,870
Toyota Motor Credit Corp.
3.32%, 04/10/06	63,308	63,307
UniCredito Italiano SpA
3.34%, 06/14/06	182,889	182,833
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	350,788	350,789
Wells Fargo & Co.
3.38%, 07/14/06 (4)	70,342	70,349
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	506,463	506,444
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	367,185	367,174
Winston Funding Ltd.
3.71%, 10/23/05 (4)	100,448	100,448
World Savings Bank
3.30%, 09/09/05	49,239	49,239

		13,792,658

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	562,736	562,736

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	463,150	463,150
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	20,379	20,379
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	49,318	49,318

		1,095,583

REPURCHASE AGREEMENTS (3)—0.94%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,301,686 and an effective yield of 3.30%. (7)	$1,301,328	1,301,328
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,407,228 and an effective yield of 3.30%. (7)	1,406,841	1,406,841
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $949,879 and an effective yield of 3.30%. (7)	949,617	949,617

		3,657,786

TIME DEPOSITS (3)—1.65%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	211,026	211,026
BNP Paribas (New York)
3.03%, 08/23/05	56,274	56,274
Chase Bank USA N.A.
3.31%, 08/01/05	1,055,131	1,055,131
Dexia Bank
3.27%, 08/01/05	351,710	351,710
Fortis Bank NY
3.83% - 3.84%, 01/25/06	211,026	211,028
HBOS Treasury Services PLC
3.39%, 12/14/05	84,410	84,410
Key Bank N.A.
3.31%, 08/01/05	1,266,157	1,266,157
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	211,026	211,026
National Australia Bank Ltd.
3.31%, 08/01/05	214,312	214,312
Societe Generale
3.31%, 08/01/05	1,125,473	1,125,473
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	323,573	323,568
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	112,547	112,547
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	281,368	281,368
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	773,762	773,762
Wilmington Trust Corp.
3.30%, 08/05/05	105,513	105,513

		6,383,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,477,293)	30,477,293

TOTAL INVESTMENTS IN SECURITIES — 107.78% (Cost: $412,436,152) (8)	418,494,132
Other Assets, Less Liabilities — (7.78)%	(30,217,542)

NET ASSETS — 100.00%	$388,276,590

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $413,895,724. Net unrealized appreciation aggregated $4,598,408, of which $30,242,321 represented gross unrealized appreciation on securities and $25,643,913 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%
AGRICULTURE—13.28%
Altria Group Inc.	758,981	$50,821,368
Bunge Ltd.	41,026	2,518,586
Loews Corp. - Carolina Group	25,003	973,367
Reynolds American Inc.	31,648	2,636,595
Universal Corp. (1)	9,427	449,668
UST Inc.	61,162	2,814,675

		60,214,259

APPAREL—4.53%
Coach Inc. (2)	141,216	4,958,094
Jones Apparel Group Inc.	45,121	1,379,349
Kellwood Co.	10,141	246,528
Liz Claiborne Inc.	40,386	1,680,461
Nike Inc. Class B	64,011	5,364,122
Phillips-Van Heusen Corp.	10,042	340,424
Polo Ralph Lauren Corp.	21,201	1,043,937
Quiksilver Inc. (2)	43,450	729,525
Reebok International Ltd. (1)	18,222	770,791
Russell Corp. (1)	10,635	201,214
Stride Rite Corp.	13,494	188,916
Timberland Co. Class A (2)	20,587	687,194
Tommy Hilfiger Corp. (2)	33,947	452,174
Unifi Inc. (2)	18,871	81,711
VF Corp.	32,895	1,942,121
Wolverine World Wide Inc. (1)	21,351	469,722

		20,536,283

AUTO MANUFACTURERS—2.81%
Ford Motor Co.	651,077	6,992,567
General Motors Corp. (1)	156,078	5,746,792

		12,739,359

AUTO PARTS & EQUIPMENT—2.60%
American Axle & Manufacturing Holdings Inc.	16,343	450,250
ArvinMeritor Inc.	25,826	492,502
BorgWarner Inc. (1)	20,630	1,200,047
Cooper Tire & Rubber Co.	23,648	475,798
Dana Corp.	55,612	873,664
Delphi Corp.	183,582	972,985
Goodyear Tire & Rubber Co. (The) (1) (2)	64,812	1,128,377
Johnson Controls Inc.	70,605	4,055,551
Lear Corp. (1)	25,362	1,084,733
Modine Manufacturing Co.	11,363	409,863
Proliance International Inc. (2)	2,678	16,845
Superior Industries International Inc. (1)	8,109	189,264
Visteon Corp.	47,914	426,435

		11,776,314

BEVERAGES—20.20%
Anheuser-Busch Companies Inc.	287,348	12,743,884
Brown-Forman Corp. Class B	14,750	862,137
Coca-Cola Co. (The)	822,638	35,998,639
Coca-Cola Enterprises Inc.	91,438	2,148,793
Constellation Brands Inc. (2)	71,379	1,955,785
Molson Coors Brewing Co. Class B	26,033	1,632,269
Pepsi Bottling Group Inc.	56,517	1,648,036
PepsiAmericas Inc.	25,427	655,508
PepsiCo Inc.	622,889	33,966,137

		91,611,188

BIOTECHNOLOGY—0.11%
Martek Biosciences Corp. (1) (2)	11,475	500,195

		500,195

COMMERCIAL SERVICES—0.19%
Weight Watchers International Inc. (1) (2)	14,991	851,789

		851,789

COMPUTERS—0.03%
Lexar Media Inc. (1) (2)	28,079	138,429

		138,429

COSMETICS & PERSONAL CARE—22.15%
Alberto-Culver Co.	30,291	1,366,730
Avon Products Inc.	174,134	5,695,923
Colgate-Palmolive Co.	193,895	10,264,801
Estee Lauder Companies Inc. Class A	49,598	1,941,266
Gillette Co. (The)	334,280	17,940,808
Kimberly-Clark Corp.	178,039	11,351,767
Procter & Gamble Co.	932,775	51,890,273

		100,451,568

DISTRIBUTION & WHOLESALE—0.81%
Genuine Parts Co.	64,782	2,966,368
SCP Pool Corp. (1)	19,527	711,564

		3,677,932

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Energizer Holdings Inc. (2)	26,135	1,670,026

		1,670,026

ELECTRONICS—0.49%
Garmin Ltd. (1)	21,422	1,175,854
Gentex Corp. (1)	57,647	1,027,269

		2,203,123

FOOD—12.42%
American Italian Pasta Co. Class A (1)	6,858	144,361
Archer-Daniels-Midland Co.	221,095	5,071,919
Campbell Soup Co.	94,548	2,916,806
Chiquita Brands International Inc. (1)	14,415	435,045
ConAgra Foods Inc.	195,144	4,431,720
Corn Products International Inc. (1)	27,347	658,242
Dean Foods Co. (2)	55,080	1,966,356
Del Monte Foods Co. (2)	73,489	826,016
Dreyer’s Grand Ice Cream Holdings Inc. (1)	10,472	855,458
Flowers Foods Inc. (1)	20,791	523,725
General Mills Inc.	131,642	6,239,831
Hain Celestial Group Inc. (1) (2)	10,990	217,932

Heinz (H.J.) Co.	129,278	4,754,845
Hershey Co. (The)	63,516	4,056,767
Hormel Foods Corp.	27,459	813,061
Kellogg Co.	88,303	4,001,009
Kraft Foods Inc. (1)	96,392	2,944,776
McCormick & Co. Inc. NVS	41,757	1,452,308
Ralcorp Holdings Inc.	10,804	464,572
Sara Lee Corp.	292,018	5,819,919
Smithfield Foods Inc. (2)	32,204	841,168
Smucker (J.M.) Co. (The) (1)	21,521	1,023,754
Tootsie Roll Industries Inc. (1)	8,466	264,901
TreeHouse Foods Inc. (2)	11,016	336,869
Tyson Foods Inc. Class A	87,297	1,627,216
Wrigley (William Jr.) Co.	50,999	3,628,069

		56,316,645

FOREST PRODUCTS & PAPER—0.63%
Georgia-Pacific Corp.	84,056	2,870,512

		2,870,512

HAND & MACHINE TOOLS—1.10%
Black & Decker Corp.	30,293	2,735,761
Snap-On Inc.	19,370	710,492
Stanley Works (The)	31,378	1,535,325

		4,981,578

HEALTH CARE - PRODUCTS—0.04%
Oakley Inc.	9,651	180,281

		180,281

HOME BUILDERS—6.50%
Beazer Homes USA Inc.	14,383	941,223
Centex Corp.	45,799	3,388,210
Champion Enterprises Inc. (2)	27,081	326,597
D.R. Horton Inc. (1)	101,122	4,154,092
Fleetwood Enterprises Inc. (1) (2)	20,781	235,864
Hovnanian Enterprises Inc. Class A (1) (2)	12,581	889,225
KB Home	28,266	2,315,268
Lennar Corp. Class A	45,526	3,062,534
Lennar Corp. Class B (1)	4,165	260,687
M.D.C. Holdings Inc.	11,223	958,669
Meritage Homes Corp. (1) (2)	8,219	763,956
Monaco Coach Corp. (1)	10,217	178,797
NVR Inc. (2)	2,139	2,006,382
Pulte Homes Inc.	39,372	3,686,007
Ryland Group Inc.	17,530	1,416,424
Standard-Pacific Corp. (1)	12,478	1,190,276
Thor Industries Inc. (1)	14,503	519,207
Toll Brothers Inc. (1) (2)	40,118	2,223,340
WCI Communities Inc. (1) (2)	14,385	488,515
Winnebago Industries Inc. (1)	12,416	479,133

		29,484,406

HOME FURNISHINGS—1.62%
Ethan Allen Interiors Inc. (1)	12,489	412,137
Furniture Brands International Inc. (1)	18,866	361,473
Harman International Industries Inc.	24,354	2,093,226
La-Z-Boy Inc. (1)	19,408	259,485
Leggett & Platt Inc.	70,536	1,783,855
Maytag Corp.	27,347	461,344
Whirlpool Corp. (1)	24,714	1,976,626

		7,348,146

HOUSEHOLD PRODUCTS & WARES—1.37%
Blyth Inc.	11,130	310,304
Church & Dwight Co. Inc. (1)	23,302	874,990
Clorox Co. (The)	57,056	3,186,578
Fossil Inc. (2)	14,283	339,793
Spectrum Brands Inc. (1) (2)	13,014	403,434
Tupperware Corp. (1)	19,030	405,910
WD-40 Co. (1)	5,959	171,202
Yankee Candle Co. Inc. (The)	16,786	508,616

		6,200,827

HOUSEWARES—0.56%
Newell Rubbermaid Inc. (1)	101,910	2,534,502

		2,534,502

LEISURE TIME—1.98%
Brunswick Corp.	35,703	1,662,332
Callaway Golf Co. (1)	24,053	360,554
Harley-Davidson Inc. (1)	108,066	5,748,031
Nautilus Inc.	11,369	316,740
Polaris Industries Inc.	16,029	886,404

		8,974,061

MACHINERY—0.16%
Briggs & Stratton Corp. (1)	19,048	711,824

		711,824

MANUFACTURING—1.16%
Actuant Corp. Class A (1) (2)	9,710	451,806
Eastman Kodak Co. (1)	106,093	2,836,927
Lancaster Colony Corp.	10,427	461,186
Pentair Inc.	37,479	1,505,531

		5,255,450

OFFICE FURNISHINGS—0.51%
Herman Miller Inc. (1)	26,339	841,004
HNI Corp.	17,302	1,006,111
Interface Inc. Class A (2)	16,798	171,508
Steelcase Inc. Class A	20,132	294,732

		2,313,355

PHARMACEUTICALS—0.12%
NBTY Inc. (1) (2)	22,389	541,814

		541,814

RETAIL—0.12%
Kenneth Cole Productions Inc. Class A	3,464	103,123
Nu Skin Enterprises Inc. Class A (1)	19,503	460,661

		563,784

SOFTWARE—1.99%
Activision Inc. (2)	73,488	1,494,745
Electronic Arts Inc. (2)	110,576	6,369,178
Take-Two Interactive Software Inc. (2)	25,802	634,987
THQ Inc. (1) (2)	14,473	506,265

		9,005,175

TEXTILES—0.94%
Cintas Corp.	50,632	2,244,517

G&K Services Inc. Class A (1)	7,275	289,545
Mohawk Industries Inc. (2)	19,935	1,750,692

		4,284,754

TOYS, GAMES & HOBBIES—1.08%
Hasbro Inc.	58,545	1,284,477
Jakks Pacific Inc. (1) (2)	9,755	167,201
Marvel Enterprises Inc. (1) (2)	30,445	590,329
Mattel Inc.	153,292	2,858,896

		4,900,903

TOTAL COMMON STOCKS (Cost: $432,934,912)		452,838,482

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.47%
COMMERCIAL PAPER (3)—1.56%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$143,344	143,286
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	362,959	361,590
Amsterdam Funding Corp.
3.27%, 08/01/05	89,590	89,590
ANZ National Bank Ltd.
2.94%, 08/15/05	89,590	89,488
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	116,467	115,893
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	196,328	196,244
Chariot Funding LLC
3.28%, 08/05/05	134,747	134,698
Charta LLC
3.31%, 08/11/05	268,771	268,524
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	173,805	173,717
Dorada Finance Inc.
3.76%, 01/26/06	17,918	17,585
Ebury Finance Ltd.
3.47%, 08/30/05	89,590	89,340
Edison Asset Securitization LLC
3.12%, 09/06/05	134,385	133,966
Fairway Finance LLC
3.15%, 09/15/05	159,390	158,762
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	253,546	253,134
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	446,697	445,680
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	582,337	579,445
Giro Funding Corp.
3.30%, 08/05/05	125,426	125,380
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	537,542	536,439
Lockhart Funding LLC
3.47%, 09/16/05	211,505	210,567

Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	250,853	249,949
Park Avenue Receivables Corp.
3.39%, 08/22/05	268,771	268,239
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	382,520	381,328
Park Sienna LLC
3.45%, 08/23/05	135,301	135,016
Prudential Funding LLC
3.31%, 08/01/05	268,771	268,771
Solitaire Funding Ltd.
3.28%, 08/01/05	179,181	179,181
Sydney Capital Corp.
3.21%, 08/17/05	379,325	378,784
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	395,487	394,705
Three Pillars Funding Corp.
3.29%, 08/08/05	220,681	220,539
Ticonderoga Funding LLC
3.29%, 08/09/05	161,771	161,653
Tulip Funding Corp.
3.31%, 08/01/05	268,771	268,771
Windmill Funding Corp.
3.28%, 08/02/05	35,836	35,833

		7,066,097

FLOATING RATE NOTES (3)—3.87%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	333,276	333,278
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	483,788	483,790
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	295,648	295,648
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	510,665	510,707
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	116,467	116,467
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	116,467	116,455
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	920,988	920,978
BMW US Capital LLC
3.36%, 07/14/06 (4)	179,181	179,181
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	609,214	609,173
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	490,955	490,921
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	44,795	44,795
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	627,132	627,132
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	537,542	537,525
DEPFA Bank PLC
3.42%, 03/15/06	179,181	179,181
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	340,443	340,455
Fairway Finance LLC
3.38%, 10/20/05	71,672	71,671
Fifth Third Bancorp
3.42%, 04/21/06 (4)	358,361	358,361

Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	125,426	125,430
General Electric Capital Corp.
3.45%, 07/07/06	80,631	80,711
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	9,799	9,799
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	206,058	206,057
Hartford Life Global Funding Trust
3.38%, 07/15/06	179,181	179,181
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	537,542	537,543
HSBC Bank USA N.A.
3.45%, 05/04/06	62,713	62,752
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	806,313	806,312
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	188,135	188,134
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	698,804	698,893
Lothian Mortgages PLC
3.45%, 01/24/06	179,181	179,181
Marshall & Ilsley Bank
3.53%, 02/20/06	179,181	179,300
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	268,771	268,771
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	268,771	268,758
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	662,968	663,046
Nordea Bank AB
3.35%, 08/11/06 (4)	313,566	313,566
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	537,542	537,542
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	689,845	689,845
Principal Life Income Funding Trusts
3.21%, 05/10/06	134,385	134,391
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	508,425	508,297
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	98,549	98,539
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	1,023,121	1,023,142
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	179,181	179,181
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	277,730	277,675
Strips III LLC
3.51%, 07/24/06 (4) (5)	53,754	53,754
SunTrust Bank
3.63%, 04/28/06	268,771	268,771
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	435,409	435,377
Toronto-Dominion Bank
3.81%, 06/20/06	223,976	223,995
Toyota Motor Credit Corp.
3.32%, 04/10/06	80,631	80,630
UniCredito Italiano SpA
3.34%, 06/14/06	232,935	232,863

Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	446,777	446,778
Wells Fargo & Co.
3.38%, 07/14/06 (4)	89,590	89,599
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	645,050	645,026
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	467,661	467,647
Winston Funding Ltd.
3.71%, 10/23/05 (4)	127,935	127,935
World Savings Bank
3.30%, 09/09/05	62,713	62,713

		17,566,852

MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	716,722	716,722
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	188,502	188,502
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	25,956	25,956
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	62,813	62,813

		993,993

REPURCHASE AGREEMENTS (3)—1.03%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,657,876 and an effective yield of 3.30%. (7)	$1,657,420	1,657,420
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value $1,792,299 and an effective yield of 3.30%. (7)	1,791,806	1,791,806
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,209,802 and an effective yield of 3.30%. (7)	1,209,469	1,209,469

		4,658,695

TIME DEPOSITS (3)—1.79%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	268,771	268,771
BNP Paribas (New York)
3.03%, 08/23/05	71,672	71,672
Chase Bank USA N.A.
3.31%, 08/01/05	1,343,854	1,343,854
Dexia Bank
3.27%, 08/01/05	447,951	447,951
Fortis Bank NY
3.83% - 3.84%, 01/25/06	268,771	268,773
HBOS Treasury Services PLC
3.39%, 12/14/05	107,508	107,508
Key Bank N.A.
3.31%, 08/01/05	1,612,625	1,612,625
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	268,771	268,771

National Australia Bank Ltd.
3.31%, 08/01/05	272,957	272,957
Societe Generale
3.31%, 08/01/05	1,433,445	1,433,445
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	412,115	412,108
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	143,344	143,344
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	358,361	358,361
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	985,493	985,493
Wilmington Trust Corp.
3.30%, 08/05/05	134,385	134,385

		8,130,018

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,415,655)		38,415,655

TOTAL INVESTMENTS IN SECURITIES — 108.34% (Cost: $471,350,567) (8)		491,254,137
Other Assets, Less Liabilities — (8.34)%		(37,813,518)

NET ASSETS — 100.00%		$453,440,619

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $472,798,717. Net unrealized appreciation aggregated $18,455,420, of which $37,998,714 represented gross unrealized appreciation on securities and $19,543,294 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—100.02%
ADVERTISING—1.90%
ADVO Inc.	3,665	$128,825
Catalina Marketing Corp. (1)	6,007	143,748
Donnelley (R.H.) Corp. (2)	3,811	249,620
Getty Images Inc. (1) (2)	5,666	457,529
Harte-Hanks Inc.	6,105	166,056
Interpublic Group of Companies Inc. (1) (2)	51,320	641,500
Lamar Advertising Co. (2)	10,326	454,447
Omnicom Group Inc.	22,365	1,898,118
ValueVision Media Inc. Class A (1) (2)	3,097	36,668

		4,176,511

AIRLINES—1.05%
AirTran Holdings Inc. (1) (2)	10,253	117,294
Alaska Air Group Inc. (2)	3,093	108,193
AMR Corp. (2)	18,106	254,389
Continental Airlines Inc. Class B (1) (2)	7,918	125,184
Delta Air Lines Inc. (1) (2)	15,374	45,507
JetBlue Airways Corp. (1) (2)	11,539	242,319
Northwest Airlines Corp. (1) (2)	9,715	45,175
SkyWest Inc.	7,182	149,026
Southwest Airlines Co.	85,804	1,217,559

		2,304,646

COMMERCIAL SERVICES—5.02%
ADESA Inc.	11,103	268,693
Apollo Group Inc. Class A (2)	18,429	1,384,939
ARAMARK Corp. Class B	13,183	367,015
Arbitron Inc.	3,798	157,617
Block (H & R) Inc.	18,783	1,069,880
Career Education Corp. (2)	12,420	481,772
Cendant Corp.	128,173	2,737,775
Chemed Corp. (1)	3,117	134,031
Corinthian Colleges Inc. (1) (2)	11,079	152,115
DeVry Inc. (1) (2)	7,506	149,294
Education Management Corp. (2)	8,341	289,850
Interactive Data Corp.	4,241	90,842
ITT Educational Services Inc. (1) (2)	5,527	283,259
Laureate Education Inc. (2)	5,434	246,160
McKesson Corp.	33,884	1,524,780
Pre-Paid Legal Services Inc. (1)	1,746	82,498
Rent-A-Center Inc. (2)	9,143	192,826
Service Corp. International	37,313	323,504
ServiceMaster Co. (The)	35,553	488,498
Sotheby’s Holdings Inc. Class A (2)	5,744	86,217
Stewart Enterprises Inc. Class A	11,505	86,403
Strayer Education Inc.	1,792	176,387
Valassis Communications Inc. (1) (2)	6,215	245,803

		11,020,158

COMPUTERS—0.07%
FactSet Research Systems Inc. (1)	4,441	162,896

		162,896

DISTRIBUTION & WHOLESALE—0.48%
CDW Corp.	7,887	488,994
Fastenal Co. (1)	8,598	564,373

		1,053,367

ENTERTAINMENT—1.37%
Alliance Gaming Corp. (1) (2)	5,605	85,813
Argosy Gaming Co. (2)	3,369	157,636
DreamWorks Animation SKG Inc. Class A (1) (2)	5,389	126,911
Gaylord Entertainment Co. (2)	4,779	229,105
GTECH Holdings Corp.	14,262	427,290
International Game Technology Inc.	41,875	1,145,700
International Speedway Corp. Class A	3,504	203,723
Penn National Gaming Inc. (2)	7,490	267,767
Pinnacle Entertainment Inc. (2)	4,898	105,797
Scientific Games Corp. Class A (1) (2)	7,848	214,878
Six Flags Inc. (2)	9,325	48,956

		3,013,576

FOOD—3.90%
Albertson’s Inc. (1)	38,861	828,128
Kroger Co. (2)	88,772	1,762,124
Performance Food Group Co. (1) (2)	5,560	166,967
Safeway Inc.	54,382	1,321,483
SUPERVALU Inc.	16,508	584,383
Sysco Corp.	77,523	2,795,479
Whole Foods Market Inc. (1)	7,805	1,065,461
Wild Oats Markets Inc. (1) (2)	3,031	40,706

		8,564,731

HOUSEHOLD PRODUCTS & WARES—0.09%
American Greetings Corp. Class A	7,637	194,285

		194,285

INTERNET—4.05%
Amazon.com Inc. (1) (2)	36,244	1,637,141
CNET Networks Inc. (2)	16,299	208,627
eBay Inc. (2)	120,820	5,047,860
IAC/InterActiveCorp (2)	70,187	1,873,993
NetFlix Inc. (1) (2)	3,173	58,891
Priceline.com Inc. (1) (2)	2,885	71,663

		8,898,175

LEISURE TIME—1.69%
Bally Total Fitness Holding Corp. (1) (2)	4,051	14,584
Carnival Corp.	52,033	2,726,529
Multimedia Games Inc. (1) (2)	3,338	34,982
Royal Caribbean Cruises Ltd.	11,864	539,219
Sabre Holdings Corp. (1)	16,584	318,413
WMS Industries Inc. (1) (2)	2,434	79,324

		3,713,051

LODGING—3.76%
Aztar Corp. (1) (2)	4,254	141,573
Boyd Gaming Corp. (1)	5,638	295,657
Harrah’s Entertainment Inc.	22,145	1,743,697

Hilton Hotels Corp.	43,889	1,086,253
La Quinta Corp. (1) (2)	24,581	221,229
Marriott International Inc. Class A	22,363	1,531,195
MGM Mirage (2)	14,894	676,932
Starwood Hotels & Resorts Worldwide Inc.	26,251	1,662,213
Station Casinos Inc.	5,835	428,581
Wynn Resorts Ltd. (1) (2)	8,344	469,767

		8,257,097

MANUFACTURING—0.07%
Matthews International Corp. Class A	3,949	154,011

		154,011

MEDIA—26.19%
Belo (A.H.) Corp.	11,823	282,333
Cablevision Systems Corp. (2)	22,924	709,956
Charter Communications Inc. Class A (1) (2)	31,464	42,476
Clear Channel Communications Inc.	61,717	2,014,443
Comcast Corp. Class A (1) (2)	153,184	4,707,344
Comcast Corp. Class A Special (2)	102,605	3,078,150
Cox Radio Inc. Class A (2)	4,593	72,340
Cumulus Media Inc. Class A (2)	6,526	82,358
Dex Media Inc.	13,509	339,751
DIRECTV Group Inc. (The) (1) (2)	111,436	1,716,114
Discovery Holding Co. Class A (2)	34,049	485,879
Dow Jones & Co. Inc.	5,420	203,413
EchoStar Communications Corp.	26,377	757,547
Emmis Communications Corp. (1) (2)	3,845	78,938
Entercom Communications Corp. (2)	5,969	189,337
Gannett Co. Inc.	31,078	2,267,451
Gemstar-TV Guide International Inc. (2)	29,807	91,806
Hearst-Argyle Television Inc.	3,201	80,249
Hollinger International Inc.	5,762	57,332
Insight Communications Co. Inc. (1) (2)	6,093	70,496
Knight Ridder Inc.	9,335	583,998
Lee Enterprises Inc.	4,673	200,051
Liberty Global Inc. Class A (2)	26,221	1,243,924
Liberty Media Corp. Class A (2)	313,603	2,756,570
McClatchy Co. (The) Class A	2,443	162,582
McGraw-Hill Companies Inc. (The)	45,616	2,098,792
Media General Inc. Class A	2,544	174,264
Meredith Corp.	4,863	240,718
New York Times Co. Class A (1)	17,755	559,638
News Corp. Class A	239,511	3,923,190
News Corp. Class B (1)	67,534	1,171,040
Radio One Inc. Class D (2)	7,764	102,562
Readers Digest Association Inc. (The) (1)	10,332	167,792
Scholastic Corp. (1) (2)	3,450	127,546
Scripps (E.W.) Co. Class A	9,835	496,963
Sinclair Broadcast Group Inc. Class A	5,667	51,003
Sirius Satellite Radio Inc. (1) (2)	146,026	995,897
Time Warner Inc. (2)	536,439	9,130,192
Tribune Co.	25,669	936,918
Univision Communications Inc. Class A (1) (2)	31,112	879,847
Viacom Inc. Class A	4,670	157,052
Viacom Inc. Class B	169,283	5,669,288
Walt Disney Co. (The)	249,112	6,387,232
Washington Post Co. (The) Class B	750	666,600
Westwood One Inc.	9,352	190,500
Wiley (John) & Sons Inc. Class A	4,849	207,780
XM Satellite Radio Holdings Inc. Class A (2)	25,730	916,760

Young Broadcasting Inc. Class A (2)	2,129	8,324

		57,534,736

PHARMACEUTICALS—2.48%
Accredo Health Inc. (2)	5,910	267,546
AmerisourceBergen Corp.	12,856	922,932
Andrx Corp. (1) (2)	8,723	161,812
Cardinal Health Inc.	52,783	3,144,811
Omnicare Inc.	12,629	582,197
Priority Healthcare Corp. Class B (2)	4,573	125,712
VCA Antech Inc. (1) (2)	9,901	235,050

		5,440,060

RETAIL—46.93%
Abercrombie & Fitch Co. Class A	10,633	766,108
Advance Auto Parts Inc. (2)	8,984	619,537
Aeropostale Inc. (2)	6,695	199,846
American Eagle Outfitters Inc.	14,497	477,676
AnnTaylor Stores Corp. (2)	8,920	229,868
Applebee’s International Inc.	9,804	259,904
AutoNation Inc. (2)	23,608	509,697
AutoZone Inc. (2)	7,836	763,540
Barnes & Noble Inc. (2)	6,735	276,270
Bed Bath & Beyond Inc. (1) (2)	36,659	1,682,648
Best Buy Co. Inc.	32,555	2,493,713
Big Lots Inc. (1) (2)	14,106	182,955
BJ’s Wholesale Club Inc. (2)	8,413	268,291
Blockbuster Inc.	13,164	114,132
Bob Evans Farms Inc. (1)	4,232	107,324
Borders Group Inc.	8,927	221,479
Brinker International Inc. (2)	10,689	437,180
CarMax Inc. (1) (2)	12,623	368,844
Casey’s General Store Inc.	5,624	122,378
Cato Corp. Class A	3,636	76,938
CBRL Group Inc.	5,889	230,672
CEC Entertainment Inc. (2)	4,493	172,127
Charming Shoppes Inc. (2)	13,034	152,889
Cheesecake Factory (The) (1) (2)	9,455	338,111
Chico’s FAS Inc. (2)	21,783	873,716
Children’s Place Retail Stores Inc. (The) (1) (2)	1,676	76,593
Christopher & Banks Corp. (1)	4,501	85,069
Circuit City Stores Inc.	23,113	421,812
Claire’s Stores Inc.	9,902	251,610
Copart Inc. (2)	8,020	196,169
Cost Plus Inc. (1) (2)	2,608	58,758
Costco Wholesale Corp. (1)	56,145	2,580,986
CVS Corp.	98,595	3,059,403
Darden Restaurants Inc.	17,867	619,985
Dillard’s Inc. Class A (1)	8,315	190,081
Dollar General Corp.	36,138	734,324
Dollar Tree Stores Inc. (1) (2)	13,304	332,467
Dress Barn Inc. (2)	2,598	63,339
Family Dollar Stores Inc.	19,028	490,922
Federated Department Stores Inc.	21,043	1,596,532
Foot Locker Inc.	19,050	476,250
Fred’s Inc. (1)	4,397	84,862
GameStop Corp. Class B (2)	3,618	115,776
Gap Inc. (The)	77,849	1,643,392
Genesco Inc. (1) (2)	2,733	101,859
Guitar Center Inc. (2)	3,024	195,335
Home Depot Inc.	267,143	11,623,392

Hot Topic Inc. (1) (2)	5,490	93,550
IHOP Corp. (1)	2,422	106,374
Jack in the Box Inc. (2)	4,476	170,312
Kohl’s Corp. (2)	36,933	2,081,175
Krispy Kreme Doughnuts Inc. (1) (2)	6,898	49,735
Limited Brands Inc.	41,497	1,011,697
Linens’n Things Inc. (2)	5,561	145,976
Lone Star Steakhouse & Saloon Inc.	2,178	65,471
Longs Drug Stores Corp. (1)	3,635	157,723
Lowe’s Companies Inc.	85,381	5,653,930
May Department Stores Co. (The)	35,506	1,457,521
McDonald’s Corp.	152,988	4,768,636
Men’s Wearhouse Inc. (The) (2)	5,886	211,661
Michaels Stores Inc.	16,559	678,919
Neiman-Marcus Group Inc. Class A	3,555	350,167
99 Cents Only Stores (1) (2)	5,847	71,743
Nordstrom Inc.	29,010	1,073,660
Office Depot Inc. (2)	38,087	1,080,909
OfficeMax Inc.	7,825	232,402
O’Reilly Automotive Inc. (1) (2)	13,503	435,607
Outback Steakhouse Inc. (1)	8,921	415,540
P.F. Chang’s China Bistro Inc. (1) (2)	2,888	164,587
Pacific Sunwear of California Inc. (2)	9,262	225,900
Panera Bread Co. Class A (2)	3,461	201,603
Papa John’s International Inc. (1) (2)	1,447	62,366
Payless ShoeSource Inc. (2)	8,134	157,962
Penney (J.C.) Co. Inc. (Holding Co.)	28,962	1,625,927
Pep Boys-Manny, Moe & Jack Inc. (1)	6,935	94,247
PETCO Animal Supplies Inc. (2)	4,990	139,071
PETsMART Inc.	17,563	522,499
Pier 1 Imports Inc.	9,761	138,801
RadioShack Corp.	19,212	450,906
Regis Corp.	5,421	226,381
Rite Aid Corp. (2)	53,493	240,184
Ross Stores Inc.	17,972	476,258
Ruby Tuesday Inc.	7,530	188,401
Ryan’s Restaurant Group Inc. (2)	4,989	65,007
Saks Inc. (2)	15,208	322,714
Sears Holdings Corp. (2)	12,026	1,854,770
ShopKo Stores Inc. (2)	3,497	88,999
Sonic Corp. (2)	7,140	216,413
Sports Authority Inc. (The) (2)	2,683	85,319
Staples Inc.	90,453	2,059,615
Starbucks Corp. (2)	48,544	2,550,987
Stein Mart Inc.	3,183	72,222
Talbots Inc. (The)	2,826	96,564
Target Corp.	97,624	5,735,410
Tiffany & Co.	17,675	601,480
TJX Companies Inc. (1)	58,326	1,371,244
Tractor Supply Co. (1) (2)	4,225	237,529
Triarc Companies Inc. Class B	3,164	49,706
Tuesday Morning Corp. (1)	3,738	131,989
Urban Outfitters Inc. (2)	6,954	422,177
Walgreen Co.	124,409	5,954,215
Wal-Mart Stores Inc.	318,166	15,701,492
Wendy’s International Inc.	13,741	710,410
Williams-Sonoma Inc. (1) (2)	11,336	500,598
Yum! Brands Inc. (1)	35,678	1,867,743
Zale Corp. (1) (2)	6,349	215,866

		103,085,029

SOFTWARE—0.67%
Avid Technology Inc. (2)	4,103	168,838
Dun & Bradstreet Corp. (2)	8,402	532,099
NAVTEQ Corp. (1) (2)	10,912	479,801
Pixar Inc. (2)	7,011	301,543

		1,482,281

TELECOMMUNICATIONS—0.30%
Telewest Global Inc. (1) (2)	29,647	662,314

		662,314

TOTAL COMMON STOCKS (Cost: $231,388,941)		219,716,924

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.41%
COMMERCIAL PAPER (3)—1.92%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$85,597	85,566
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	216,739	215,922
Amsterdam Funding Corp.
3.27%, 08/01/05	53,498	53,498
ANZ National Bank Ltd.
2.94%, 08/15/05	53,498	53,437
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	69,548	69,205
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	117,236	117,185
Chariot Funding LLC
3.28%, 08/05/05	80,464	80,434
Charta LLC
3.31%, 08/11/05	160,495	160,348
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	103,787	103,734
Dorada Finance Inc.
3.76%, 01/26/06	10,700	10,501
Ebury Finance Ltd.
3.47%, 08/30/05	53,498	53,349
Edison Asset Securitization LLC
3.12%, 09/06/05	80,248	79,997
Fairway Finance LLC
3.15%, 09/15/05	95,179	94,804
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	151,404	151,158
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	266,743	266,136
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	347,740	346,013
Giro Funding Corp.
3.30%, 08/05/05	74,898	74,870
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	320,990	320,332
Lockhart Funding LLC
3.47%, 09/16/05	126,299	125,739

Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	149,796	149,255
Park Avenue Receivables Corp.
3.39%, 08/22/05	160,495	160,178
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	228,420	227,708
Park Sienna LLC
3.45%, 08/23/05	80,794	80,624
Prudential Funding LLC
3.31%, 08/01/05	160,495	160,495
Solitaire Funding Ltd.
3.28%, 08/01/05	106,997	106,997
Sydney Capital Corp.
3.21%, 08/17/05	226,512	226,189
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	236,163	235,696
Three Pillars Funding Corp.
3.29%, 08/08/05	131,778	131,694
Ticonderoga Funding LLC
3.29%, 08/09/05	96,601	96,530
Tulip Funding Corp.
3.31%, 08/01/05	160,495	160,495
Windmill Funding Corp.
3.28%, 08/02/05	21,399	21,397

		4,219,486

FLOATING RATE NOTES (3)—4.78%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	199,014	199,016
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	288,891	288,893
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	176,545	176,545
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	304,941	304,967
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	69,548	69,548
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	69,548	69,540
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	549,964	549,957
BMW US Capital LLC
3.36%, 07/14/06 (4)	106,997	106,997
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	363,789	363,765
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	293,171	293,149
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	26,749	26,749
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	374,489	374,489
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	320,990	320,981
DEPFA Bank PLC
3.42%, 03/15/06	106,997	106,997
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	203,294	203,301
Fairway Finance LLC
3.38%, 10/20/05	42,799	42,798
Fifth Third Bancorp
3.42%, 04/21/06 (4)	213,994	213,994

Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	74,898	74,899
General Electric Capital Corp.
3.45%, 07/07/06	48,149	48,196
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	5,851	5,851
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	123,046	123,046
Hartford Life Global Funding Trust
3.38%, 07/15/06	106,997	106,997
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	320,990	320,991
HSBC Bank USA N.A.
3.45%, 05/04/06	37,449	37,472
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	481,486	481,486
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	112,344	112,344
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	417,288	417,340
Lothian Mortgages PLC
3.45%, 01/24/06	106,997	106,997
Marshall & Ilsley Bank
3.53%, 02/20/06	106,997	107,068
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	160,495	160,495
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	160,495	160,487
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	395,888	395,935
Nordea Bank AB
3.35%, 08/11/06 (4)	187,244	187,244
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	320,990	320,991
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	411,938	411,938
Principal Life Income Funding Trusts
3.21%, 05/10/06	80,248	80,251
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	303,603	303,527
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	58,848	58,842
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	610,952	610,965
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	106,997	106,997
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	165,845	165,812
Strips III LLC
3.51%, 07/24/06 (4) (5)	32,099	32,099
SunTrust Bank
3.63%, 04/28/06	160,495	160,495
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	260,002	259,982
Toronto-Dominion Bank
3.81%, 06/20/06	133,746	133,758
Toyota Motor Credit Corp.
3.32%, 04/10/06	48,149	48,148
UniCredito Italiano SpA
3.34%, 06/14/06	139,096	139,053

Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	266,791	266,791
Wells Fargo & Co.
3.38%, 07/14/06 (4)	53,498	53,504
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	385,189	385,175
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	279,262	279,254
Winston Funding Ltd.
3.71%, 10/23/05 (4)	76,396	76,396
World Savings Bank
3.30%, 09/09/05	37,449	37,448

		10,489,960

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	427,987	427,987
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	33,033	33,033
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	15,499	15,499
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	37,508	37,508

		514,027

REPURCHASE AGREEMENTS (3)—1.27%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $989,993 and an effective yield of 3.30%. (7)	$989,721	989,721
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,070,262 and an effective yield of 3.30%. (7)	1,069,968	1,069,968
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $722,427 and an effective yield of 3.30%. (7)	722,229	722,229

		2,781,918

TIME DEPOSITS (3)—2.21%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	160,495	160,495
BNP Paribas (New York)
3.03%, 08/23/05	42,799	42,799
Chase Bank USA N.A.
3.31%, 08/01/05	802,476	802,476
Dexia Bank
3.27%, 08/01/05	267,492	267,492
Fortis Bank NY
3.83% - 3.84%, 01/25/06	160,495	160,497
HBOS Treasury Services PLC
3.39%, 12/14/05	64,198	64,198
Key Bank N.A.
3.31%, 08/01/05	962,971	962,971
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	160,495	160,495

National Australia Bank Ltd.
3.31%, 08/01/05	162,995	162,995
Societe Generale
3.31%, 08/01/05	855,975	855,975
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	246,093	246,088
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	85,597	85,598
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	213,994	213,993
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	588,482	588,482
Wilmington Trust Corp.
3.30%, 08/05/05	80,248	80,248

		4,854,802

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,860,193)		22,860,193

TOTAL INVESTMENTS IN SECURITIES — 110.43% (Cost: $254,249,134) (8)		242,577,117
Other Assets, Less Liabilities — (10.43)%		(22,915,209)

NET ASSETS — 100.00%		$219,661,908

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $255,303,701. Net unrealized depreciation aggregated $12,726,584, of which $9,574,700 represented gross unrealized appreciation on securities and $22,301,284 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
OIL & GAS—83.83%
Amerada Hess Corp. (1)	80,909	$9,535,936
Anadarko Petroleum Corp.	209,932	18,547,492
Apache Corp.	272,728	18,654,595
Burlington Resources Inc. (1)	420,847	26,980,501
Cabot Oil & Gas Corp. (1)	45,048	1,825,345
Chesapeake Energy Corp.	42,615	1,112,678
Chevron Corp.	2,289,165	132,794,462
Cimarex Energy Co. (2)	25,772	1,080,878
ConocoPhillips	717,944	44,936,115
Devon Energy Corp.	361,382	20,269,916
Diamond Offshore Drilling Inc. (1)	66,181	3,776,288
ENSCO International Inc. (1)	80,632	3,255,920
EOG Resources Inc. (1)	229,370	14,014,507
Exxon Mobil Corp.	2,815,237	165,395,174
Forest Oil Corp. (1) (2)	16,205	725,336
GlobalSantaFe Corp.	117,126	5,269,499
Helmerich & Payne Inc. (1)	46,818	2,674,244
Kerr-McGee Corp.	116,553	9,348,716
Marathon Oil Corp.	250,317	14,608,500
Murphy Oil Corp. (1)	309,665	16,424,632
Nabors Industries Ltd. (2)	117,420	7,685,139
Newfield Exploration Co. (2)	82,606	3,509,929
Noble Corp. (1)	91,653	6,157,249
Noble Energy Inc.	56,589	4,669,158
Occidental Petroleum Corp. (1)	449,807	37,010,120
Patterson-UTI Energy Inc.	4,991	163,855
Pioneer Natural Resources Co.	110,977	4,808,633
Rowan Companies Inc.	4,985	170,288
Stone Energy Corp. (1) (2)	18,784	999,497
Sunoco Inc.	50,036	6,291,026
Transocean Inc. (2)	233,578	13,180,807
Unocal Corp.	280,465	18,188,155
Valero Energy Corp.	119,255	9,871,929
Vintage Petroleum Inc. (1)	33,511	1,177,241
XTO Energy Inc.	169,933	5,962,949

		631,076,709

OIL & GAS SERVICES—13.48%
Baker Hughes Inc. (1)	330,871	18,707,446
BJ Services Co. (1)	114,735	6,997,688
Cooper Cameron Corp. (1) (2)	32,483	2,305,643
Global Industries Ltd. (2)	1,329	13,037
Grant Prideco Inc. (2)	64,180	2,060,178
Halliburton Co.	322,739	18,089,521
Hanover Compressor Co. (1) (2)	43,277	629,248
Lone Star Technologies Inc. (2)	19,350	987,430
National Oilwell Varco Inc. (2)	73,822	3,864,582
Schlumberger Ltd.	434,225	36,362,001
Seacor Holdings Inc. (1) (2)	5,914	391,743

Smith International Inc. (1)	66,562	4,522,222
Tidewater Inc.	30,395	1,227,046
Veritas DGC Inc. (1) (2)	17,732	546,146
Weatherford International Ltd. (1) (2)	75,672	4,788,524

		101,492,455

PIPELINES—2.62%
El Paso Corp.	126,861	1,522,332
Kinder Morgan Inc. (1)	100,318	8,914,257
Williams Companies Inc.	438,276	9,308,982

		19,745,571

TOTAL COMMON STOCKS (Cost: $534,477,902)		752,314,735

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.06%
COMMERCIAL PAPER (3)—1.29%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$197,535	197,454
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	500,173	498,288
Amsterdam Funding Corp.
3.27%, 08/01/05	123,459	123,459
ANZ National Bank Ltd.
2.94%, 08/15/05	123,459	123,315
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	160,497	159,706
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	270,549	270,431
Chariot Funding LLC
3.28%, 08/05/05	185,688	185,620
Charta LLC
3.31%, 08/11/05	370,378	370,037
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	239,511	239,389
Dorada Finance Inc.
3.76%, 01/26/06	24,692	24,233
Ebury Finance Ltd.
3.47%, 08/30/05	123,459	123,114
Edison Asset Securitization LLC
3.12%, 09/06/05	185,189	184,611
Fairway Finance LLC
3.15%, 09/15/05	219,646	218,782
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	349,397	348,830
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	615,568	614,168
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	802,486	798,501
Giro Funding Corp.
3.30%, 08/05/05	172,843	172,780
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	740,756	739,237
Lockhart Funding LLC
3.47%, 09/16/05	291,463	290,170
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	345,686	344,440

Park Avenue Receivables Corp.
3.39%, 08/22/05	370,378	369,646
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	527,129	525,486
Park Sienna LLC
3.45%, 08/23/05	186,451	186,058
Prudential Funding LLC
3.31%, 08/01/05	370,378	370,378
Solitaire Funding Ltd.
3.28%, 08/01/05	246,919	246,919
Sydney Capital Corp.
3.21%, 08/17/05	522,727	521,981
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	544,999	543,921
Three Pillars Funding Corp.
3.29%, 08/08/05	304,107	303,913
Ticonderoga Funding LLC
3.29%, 08/09/05	222,928	222,765
Tulip Funding Corp.
3.31%, 08/01/05	370,378	370,378
Windmill Funding Corp.
3.28%, 08/02/05	49,384	49,379

		9,737,389

FLOATING RATE NOTES (3)—3.22%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	459,269	459,271
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	666,680	666,684
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	407,416	407,415
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	703,718	703,777
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	160,497	160,497
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	160,497	160,480
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	1,269,162	1,269,147
BMW US Capital LLC
3.36%, 07/14/06 (4)	246,919	246,919
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	839,523	839,467
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	676,557	676,511
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	61,730	61,730
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	864,215	864,216
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	740,756	740,733
DEPFA Bank PLC
3.42%, 03/15/06	246,919	246,919
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	469,145	469,162
Fairway Finance LLC
3.38%, 10/20/05	98,767	98,766
Fifth Third Bancorp
3.42%, 04/21/06 (4)	493,837	493,837
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	172,843	172,848

General Electric Capital Corp.
3.45%, 07/07/06	111,113	111,223
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	13,503	13,503
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	283,956	283,956
Hartford Life Global Funding Trust
3.38%, 07/15/06	246,919	246,919
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	740,756	740,757
HSBC Bank USA N.A.
3.45%, 05/04/06	86,422	86,475
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	1,111,134	1,111,133
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	259,258	259,258
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	962,983	963,105
Lothian Mortgages PLC
3.45%, 01/24/06	246,919	246,919
Marshall & Ilsley Bank
3.53%, 02/20/06	246,919	247,083
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	370,378	370,378
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	370,378	370,360
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	913,599	913,705
Nordea Bank AB
3.35%, 08/11/06 (4)	432,108	432,108
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	740,756	740,756
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	950,637	950,636
Principal Life Income Funding Trusts
3.21%, 05/10/06	185,189	185,197
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	700,632	700,456
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	135,805	135,791
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	1,409,905	1,409,933
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	246,919	246,919
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	382,724	382,647
Strips III LLC
3.51%, 07/24/06 (4) (5)	74,076	74,076
SunTrust Bank
3.63%, 04/28/06	370,378	370,378
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	600,012	599,968
Toronto-Dominion Bank
3.81%, 06/20/06	308,648	308,675
Toyota Motor Credit Corp.
3.32%, 04/10/06	111,113	111,112
UniCredito Italiano SpA
3.34%, 06/14/06	320,994	320,895
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	615,679	615,679
Wells Fargo & Co.
3.38%, 07/14/06 (4)	123,459	123,472

WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	888,907	888,874
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	644,458	644,438
Winston Funding Ltd.
3.71%, 10/23/05 (4)	176,300	176,300
World Savings Bank
3.30%, 09/09/05	86,422	86,421

		24,207,884

MONEY MARKET FUNDS—0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	987,675	987,675
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	474,478	474,478
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	35,768	35,768
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	86,559	86,559

		1,584,480

REPURCHASE AGREEMENTS (3)—0.85%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,284,625 and an effective yield of 3.30%. (7)	$2,283,997	2,283,997
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,469,865 and an effective yield of 3.30%. (7)	2,469,186	2,469,186
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,667,159 and an effective yield of 3.30%. (7)	1,666,701	1,666,701

		6,419,884

TIME DEPOSITS (3)—1.49%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	370,378	370,378
BNP Paribas (New York)
3.03%, 08/23/05	98,767	98,767
Chase Bank USA N.A.
3.31%, 08/01/05	1,851,890	1,851,890
Dexia Bank
3.27%, 08/01/05	617,297	617,297
Fortis Bank NY
3.83% - 3.84%, 01/25/06	370,378	370,381
HBOS Treasury Services PLC
3.39%, 12/14/05	148,151	148,151
Key Bank N.A.
3.31%, 08/01/05	2,222,268	2,222,268
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	370,378	370,378
National Australia Bank Ltd.
3.31%, 08/01/05	376,146	376,146
Societe Generale
3.31%, 08/01/05	1,975,349	1,975,349
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	567,913	567,904

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	197,535	197,534
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	493,837	493,837
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	1,358,052	1,358,052
Wilmington Trust Corp.
3.30%, 08/05/05	185,189	185,189

		11,203,521

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,153,158)		53,153,158

TOTAL INVESTMENTS IN SECURITIES — 106.99% (Cost: $587,631,060) (8)		805,467,893
Other Assets, Less Liabilities — (6.99)%		(52,634,480)

NET ASSETS — 100.00%		$752,833,413

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $589,303,576. Net unrealized appreciation aggregated $216,164,317, of which $217,877,410 represented gross unrealized appreciation on securities and $1,713,093 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.83%
BANKS—30.09%
AMCORE Financial Inc.	2,795	$88,434
Amegy Bancorporation Inc.	8,252	187,981
AmSouth Bancorp (1)	44,042	1,229,212
Associated Bancorp (1)	14,976	510,083
Assurant Inc.	14,516	536,366
BancorpSouth Inc.	8,928	207,844
Bank of America Corp.	503,209	21,939,912
Bank of Hawaii Corp.	6,634	340,656
Bank of New York Co. Inc. (The)	96,882	2,982,028
BB&T Corp.	68,403	2,860,613
Cathay General Bancorp	5,376	191,063
Chittenden Corp. (1)	5,685	166,514
Citizens Banking Corp.	4,676	148,042
City National Corp.	5,652	412,992
Colonial BancGroup Inc. (The)	18,291	425,632
Comerica Inc.	21,338	1,303,752
Commerce Bancorp Inc. (1)	19,732	669,507
Commerce Bancshares Inc.	8,482	456,416
Compass Bancshares Inc.	15,282	736,745
Cullen/Frost Bankers Inc. (1)	6,516	326,452
East West Bancorp Inc.	6,243	215,383
Fifth Third Bancorp (1)	58,537	2,522,945
First BanCorp (Puerto Rico)	9,242	226,614
First Horizon National Corp.	15,357	626,412
First Marblehead Corp. (The) (1) (2)	4,079	141,745
First Midwest Bancorp Inc.	5,760	214,963
FirstMerit Corp. (1)	9,869	279,194
FNB Corp. (Pennsylvania) (1)	6,402	126,439
Fremont General Corp. (1)	8,425	205,907
Fulton Financial Corp. (1)	19,615	354,247
Genworth Financial Inc. Class A	28,265	886,390
Greater Bay Bancorp	6,450	169,183
Hibernia Corp. Class A	19,322	653,470
Hudson United Bancorp (1)	5,539	232,084
Huntington Bancshares Inc. (1)	27,177	677,794
Investors Financial Services Corp. (1)	8,238	283,552
KeyCorp	50,671	1,734,975
M&T Bank Corp.	10,175	1,104,089
Marshall & Ilsley Corp. (1)	23,930	1,098,866
Mellon Financial Corp.	52,746	1,606,643
Mercantile Bankshares Corp.	10,266	571,200
National City Corp.	69,709	2,572,959
North Fork Bancorp Inc.	54,317	1,487,743
Northern Trust Corp.	24,225	1,230,630
Old National Bancorp	8,565	186,289
Pacific Capital Bancorp (1)	5,376	183,967
Park National Corp. (1)	1,432	162,990
PNC Financial Services Group	36,278	1,988,760

Popular Inc.	30,391	784,088
Provident Bankshares Corp. (1)	4,135	140,590
Regions Financial Corp. (1)	57,499	1,934,266
Republic Bancorp Inc. (1)	8,659	128,153
Sky Financial Group Inc. (1)	13,208	376,164
South Financial Group Inc. (The)	8,752	253,458
State Street Corp.	41,841	2,081,171
Sterling Bancshares Inc.	5,743	90,223
SunTrust Banks Inc.	44,943	3,268,255
Susquehanna Bancshares Inc.	5,747	154,135
SVB Financial Group (1) (2)	4,418	226,820
Synovus Financial Corp.	32,131	950,114
TCF Financial Corp.	16,023	440,152
TD Banknorth Inc.	10,612	316,025
Texas Regional Bancshares Inc. Class A (1)	5,690	168,765
TrustCo Bank Corp. NY (1)	9,429	125,689
Trustmark Corp.	6,275	179,339
U.S. Bancorp	232,691	6,994,691
UCBH Holdings Inc. (1)	11,484	209,813
UnionBanCal Corp.	7,182	512,364
United Bancshares Inc.	5,182	195,931
Valley National Bancorp (1)	12,865	302,971
W Holding Co. Inc.	16,655	178,042
Wachovia Corp.	197,873	9,968,842
Wells Fargo & Co.	210,799	12,930,411
Westamerica Bancorp (1)	3,992	218,562
Whitney Holding Corp.	7,859	260,290
Wilmington Trust Corp.	8,388	314,634
Zions Bancorporation	11,153	797,216

		101,966,851

COMMERCIAL SERVICES—0.69%
Equifax Inc.	16,790	611,156
MoneyGram International Inc.	10,990	231,230
Moody’s Corp. (1)	31,827	1,505,735

		2,348,121

DIVERSIFIED FINANCIAL SERVICES—33.24%
Affiliated Managers Group Inc. (1) (2)	4,219	300,815
American Express Co.	137,842	7,581,310
AmeriCredit Corp. (1) (2)	18,427	492,369
Ameritrade Holding Corp. (2)	34,047	664,938
Bear Stearns Companies Inc. (The)	13,463	1,374,707
Capital One Financial Corp. (1)	30,857	2,545,702
CapitalSource Inc. (1) (2)	8,332	163,141
Chicago Mercantile Exchange Holdings Inc.	3,389	1,020,258
CIT Group Inc.	26,250	1,158,675
Citigroup Inc.	646,528	28,123,968
Countrywide Financial Corp.	70,052	2,521,872
Doral Financial Corp.	11,680	180,222
E*TRADE Financial Corp. (2)	45,980	713,150
Eaton Vance Corp.	16,558	406,830
Edwards (A.G.) Inc. (1)	9,849	436,311
Federal Home Loan Mortgage Corp.	86,042	5,444,738
Federal National Mortgage Association	120,624	6,738,057
Federated Investors Inc. Class B	11,901	380,118
Franklin Resources Inc.	17,461	1,411,198
Friedman, Billings, Ramsey Group Inc. Class A (1)	17,722	249,171
Goldman Sachs Group Inc. (The) (1)	51,341	5,518,131
IndyMac Bancorp Inc. (1)	7,859	342,731
Investment Technology Group Inc. (1) (2)	5,179	132,686

Janus Capital Group Inc. (1)	28,311	425,231
Jefferies Group Inc. (1)	6,105	252,320
JP Morgan Chase & Co.	443,847	15,596,784
Knight Capital Group Inc. Class A (2)	13,565	107,163
LaBranche & Co. Inc. (1) (2)	6,925	52,561
Legg Mason Inc.	13,107	1,338,880
Lehman Brothers Holdings Inc.	34,485	3,625,408
MBNA Corp.	140,783	3,542,100
Merrill Lynch & Co. Inc.	106,357	6,251,664
Morgan Stanley	123,601	6,557,033
Piper Jaffray Companies Inc. (2)	2,489	85,647
Providian Financial Corp. (2)	36,797	695,463
Raymond James Financial Inc.	7,400	220,890
Schwab (Charles) Corp. (The) (1)	138,469	1,897,025
SLM Corp. (1)	52,487	2,702,556
SWS Group Inc.	2,018	37,636
T. Rowe Price Group Inc.	16,142	1,071,022
W.P. Stewart & Co. Ltd. (1)	2,678	64,111
Waddell & Reed Financial Inc. Class A	10,421	202,480

		112,627,072

INSURANCE—21.39%
ACE Ltd.	35,369	1,634,401
AFLAC Inc.	62,706	2,828,041
Allmerica Financial Corp. (2)	6,602	257,478
Allstate Corp. (The)	83,940	5,142,164
Ambac Financial Group Inc.	13,507	970,343
American Financial Group Inc.	4,911	166,188
American International Group Inc.	285,038	17,159,288
American National Insurance Co.	1,951	224,697
AmerUs Group Co. (1)	4,840	249,647
AON Corp. (1)	32,410	824,510
Axis Capital Holdings Ltd.	11,960	344,448
Berkley (W.R.) Corp.	13,605	509,235
Brown & Brown Inc.	6,948	300,987
Chubb Corp.	23,767	2,110,985
Cincinnati Financial Corp. (1)	19,195	791,218
CNA Financial Corp. (1) (2)	4,196	125,922
Commerce Group Inc.	3,793	236,494
Conseco Inc. (2)	18,728	408,458
Delphi Financial Group Inc. Class A (1)	3,421	165,953
Endurance Specialty Holdings Ltd.	6,057	236,223
Erie Indemnity Co. Class A	3,624	196,928
Everest Re Group Ltd.	6,981	679,949
Fidelity National Financial Inc.	19,117	753,210
First American Corp.	10,476	460,420
Gallagher (Arthur J.) & Co.	11,598	323,468
Hartford Financial Services Group Inc.	36,921	2,974,725
HCC Insurance Holdings Inc.	13,008	360,582
Hilb, Rogal & Hobbs Co. (1)	3,928	133,120
Horace Mann Educators Corp.	5,327	106,433
IPC Holdings Ltd.	4,572	184,937
Jefferson-Pilot Corp.	17,015	853,643
Lincoln National Corp.	21,915	1,058,495
Loews Corp.	15,619	1,306,217
Markel Corp. (2)	1,136	381,696
Marsh & McLennan Companies Inc.	65,340	1,892,900
MBIA Inc.	16,864	1,024,319
Mercury General Corp. (1)	3,262	188,250
MetLife Inc.	50,989	2,505,599
MGIC Investment Corp. (1)	11,895	815,759

Montpelier Re Holdings Ltd.	7,148	256,756
Nationwide Financial Services Inc.	6,997	276,941
Ohio Casualty Corp.	7,653	195,534
Old Republic International Corp.	21,265	558,419
PartnerRe Ltd.	6,674	432,609
Philadelphia Consolidated Holding Corp. (2)	2,328	193,271
Phoenix Companies Inc. (1)	11,357	143,098
Platinum Underwriters Holdings Ltd. (1)	4,849	168,115
PMI Group Inc. (The)	11,703	479,238
Presidential Life Corp.	2,566	47,253
Principal Financial Group Inc.	36,565	1,607,032
Progressive Corp. (The) (1)	21,841	2,177,329
Protective Life Corp.	7,959	346,694
Prudential Financial Inc.	64,954	4,345,423
Radian Group Inc.	10,749	554,433
Reinsurance Group of America Inc.	4,100	172,897
RenaissanceRe Holdings Ltd.	8,827	396,685
SAFECO Corp.	15,799	867,997
Selective Insurance Group Inc.	3,443	171,427
St. Paul Travelers Companies Inc.	83,387	3,670,696
StanCorp Financial Group Inc.	3,525	304,349
Torchmark Corp. (1)	13,257	692,943
Transatlantic Holdings Inc.	3,265	193,255
Unitrin Inc.	5,521	293,993
UNUMProvident Corp.	37,226	712,878
White Mountains Insurance Group Ltd.	985	629,415
Willis Group Holdings Ltd.	14,966	496,273
XL Capital Ltd. Class A (1)	17,005	1,221,299

		72,493,582

INTERNET—0.02%
NetBank Inc.	5,945	55,467

		55,467

REAL ESTATE—0.43%
CB Richard Ellis Group Inc. Class A (2)	6,567	302,345
Forest City Enterprises Inc. Class A	7,245	260,748
Jones Lang LaSalle Inc. (2)	3,688	181,634
St. Joe Co. (The) (1)	8,762	713,139

		1,457,866

REAL ESTATE INVESTMENT TRUSTS—10.10%
Alexandria Real Estate Equities Inc. (1)	2,679	215,526
AMB Property Corp.	10,273	472,455
American Financial Realty Trust (1)	15,848	228,211
Annaly Mortgage Management Inc. (1)	15,162	241,834
Apartment Investment & Management Co. Class A	11,763	517,572
Archstone-Smith Trust	24,881	1,057,443
Arden Realty Group Inc. (1)	8,274	330,381
AvalonBay Communities Inc.	9,095	796,358
Boston Properties Inc. (1)	13,779	1,049,271
Brandywine Realty Trust (1)	6,648	215,395
BRE Properties Inc. Class A (1)	6,342	284,756
Camden Property Trust	6,407	354,179
Capital Automotive REIT (1)	5,792	227,452
CarrAmerica Realty Corp. (1)	6,729	261,354
Catellus Development Corp.	10,904	393,198
CBL & Associates Properties Inc. (1)	7,366	337,952
CenterPoint Properties Trust (1)	5,991	262,765
Colonial Properties Trust (1)	4,852	230,082
Cousins Properties Inc. (1)	4,902	159,805

Crescent Real Estate Equities Co.	12,324	240,564
CRT Properties Inc.	3,847	106,254
Developers Diversified Realty Corp.	13,572	660,549
Duke Realty Corp. (1)	17,897	607,782
Equity Inns Inc.	6,379	85,670
Equity Lifestyle Properties Inc. (1)	2,621	115,507
Equity Office Properties Trust (1)	50,727	1,798,272
Equity Residential (1)	34,879	1,409,112
Essex Property Trust Inc. (1)	2,594	238,285
Federal Realty Investment Trust (1)	6,518	425,691
FelCor Lodging Trust Inc. (1) (2)	5,697	88,588
First Industrial Realty Trust Inc.	5,197	214,532
Gables Residential Trust	3,621	157,260
General Growth Properties Inc.	27,865	1,281,233
Glenborough Realty Trust Inc.	4,429	92,832
Health Care Property Investors Inc.	16,492	459,467
Health Care REIT Inc. (1)	6,381	249,497
Healthcare Realty Trust Inc.	5,835	238,418
Highwoods Properties Inc.	6,635	209,998
Home Properties Inc.	3,957	181,151
Hospitality Properties Trust	8,371	371,672
Host Marriott Corp.	40,741	759,820
HRPT Properties Trust	24,762	319,182
Impac Mortgage Holdings Inc. (1)	9,304	163,750
iStar Financial Inc.	13,827	591,657
Kilroy Realty Corp. (1)	3,601	187,612
Kimco Realty Corp. (1)	12,016	788,971
Liberty Property Trust	10,523	472,272
Macerich Co. (The)	7,350	516,117
Mack-Cali Realty Corp.	7,630	365,553
Meristar Hospitality Corp. (2)	10,902	97,246
Mills Corp.	6,662	433,430
Nationwide Health Properties Inc.	8,239	206,634
New Century Financial Corp. (1)	7,006	366,974
New Plan Excel Realty Trust Inc. (1)	12,699	347,699
Novastar Financial Inc. (1)	3,745	151,785
Pan Pacific Retail Properties Inc.	5,024	349,218
Pennsylvania Real Estate Investment Trust (1)	4,169	203,906
Plum Creek Timber Co. Inc.	22,984	869,944
Post Properties Inc. (1)	4,999	199,510
Prentiss Properties Trust	5,711	231,124
ProLogis (1)	22,903	1,043,461
Public Storage Inc. (1)	11,009	734,851
Rayonier Inc.	6,164	351,595
Realty Income Corp. (1)	9,840	245,902
Reckson Associates Realty Corp.	10,013	351,657
Redwood Trust Inc. (1)	2,863	155,461
Regency Centers Corp.	7,563	466,637
Saxon Capital Inc.	6,133	98,680
Shurgard Storage Centers Inc. Class A	5,695	267,096
Simon Property Group Inc.	27,505	2,193,249
SL Green Realty Corp.	5,098	355,331
Taubman Centers Inc. (1)	5,797	206,025
Thornburg Mortgage Inc. (1)	11,561	343,130
Trizec Properties Inc.	11,499	252,633
United Dominion Realty Trust Inc.	16,468	419,111
Ventas Inc.	12,796	413,183
Vornado Realty Trust	14,660	1,299,462
Washington Real Estate Investment Trust	5,171	166,248
Weingarten Realty Investors	9,868	387,615

		34,242,054

SAVINGS & LOANS—3.76%
Anchor BanCorp Wisconsin Inc.	2,678	85,535
Astoria Financial Corp.	12,677	354,195
Commercial Capital Bancorp Inc.	6,093	120,885
Commercial Federal Corp.	4,942	167,534
Dime Community Bancshares	4,385	71,125
Downey Financial Corp.	2,627	203,435
First Niagara Financial Group Inc.	14,724	216,885
FirstFed Financial Corp. (2)	2,026	126,584
Golden West Financial Corp. (1)	38,095	2,480,746
Harbor Florida Bancshares Inc. (1)	2,672	102,551
Hudson City Bancorp Inc.	74,634	882,920
Independence Community Bank Corp.	9,758	361,144
MAF Bancorp Inc.	4,033	177,896
New York Community Bancorp Inc. (1)	29,867	548,358
OceanFirst Financial Corp. (1)	1,219	29,158
People’s Bank	7,440	233,021
PFF Bancorp Inc.	2,783	86,106
Provident Financial Services Inc.	8,768	154,843
Sovereign Bancorp Inc.	46,671	1,119,637
Washington Federal Inc. (1)	10,702	249,036
Washington Mutual Inc.	109,468	4,650,201
Webster Financial Corp.	6,651	320,578

		12,742,373

SOFTWARE—0.11%
Safeguard Scientifics Inc. (2)	15,546	20,987
SEI Investments Co.	8,625	333,443

		354,430

TOTAL COMMON STOCKS (Cost: $307,429,051)		338,287,816

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.37%
COMMERCIAL PAPER (3)—1.54%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$105,674	105,631
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	267,576	266,564
Amsterdam Funding Corp.
3.27%, 08/01/05	66,047	66,047
ANZ National Bank Ltd.
2.94%, 08/15/05	66,047	65,971
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	85,860	85,437
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	144,734	144,672
Chariot Funding LLC
3.28%, 08/05/05	99,337	99,300
Charta LLC
3.31%, 08/11/05	198,140	197,957
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	128,130	128,065

Dorada Finance Inc.
3.76%, 01/26/06	13,209	12,964
Ebury Finance Ltd.
3.47%, 08/30/05	66,047	65,862
Edison Asset Securitization LLC
3.12%, 09/06/05	99,070	98,761
Fairway Finance LLC
3.15%, 09/15/05	117,503	117,041
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	186,916	186,613
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	329,308	328,557
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	429,302	427,171
Giro Funding Corp.
3.30%, 08/05/05	92,465	92,431
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	396,279	395,467
Lockhart Funding LLC
3.47%, 09/16/05	155,923	155,231
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	184,930	184,263
Park Avenue Receivables Corp.
3.39%, 08/22/05	198,140	197,748
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	281,996	281,117
Park Sienna LLC
3.45%, 08/23/05	99,745	99,534
Prudential Funding LLC
3.31%, 08/01/05	198,140	198,140
Solitaire Funding Ltd.
3.28%, 08/01/05	132,093	132,093
Sydney Capital Corp.
3.21%, 08/17/05	279,641	279,242
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	291,556	290,979
Three Pillars Funding Corp.
3.29%, 08/08/05	162,687	162,583
Ticonderoga Funding LLC
3.29%, 08/09/05	119,259	119,172
Tulip Funding Corp.
3.31%, 08/01/05	198,140	198,140
Windmill Funding Corp.
3.28%, 08/02/05	26,419	26,416

		5,209,169

FLOATING RATE NOTES (3)—3.82%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	245,693	245,694
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	356,651	356,653
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	217,953	217,953
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	376,465	376,497
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	85,860	85,860
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	85,860	85,851
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	678,958	678,950

BMW US Capital LLC
3.36%, 07/14/06 (4)	132,093	132,093
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	449,116	449,085
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	361,935	361,911
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	33,023	33,023
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	462,326	462,326
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	396,279	396,267
DEPFA Bank PLC
3.42%, 03/15/06	132,093	132,093
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	250,977	250,985
Fairway Finance LLC
3.38%, 10/20/05	52,837	52,837
Fifth Third Bancorp
3.42%, 04/21/06 (4)	264,186	264,186
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	92,465	92,467
General Electric Capital Corp.
3.45%, 07/07/06	59,442	59,501
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	7,224	7,224
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	151,907	151,907
Hartford Life Global Funding Trust
3.38%, 07/15/06	132,093	132,093
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	396,279	396,279
HSBC Bank USA N.A.
3.45%, 05/04/06	46,233	46,261
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	594,419	594,419
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	138,694	138,694
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	515,163	515,228
Lothian Mortgages PLC
3.45%, 01/24/06	132,093	132,093
Marshall & Ilsley Bank
3.53%, 02/20/06	132,093	132,181
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	198,140	198,140
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	198,140	198,130
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	488,744	488,801
Nordea Bank AB
3.35%, 08/11/06 (4)	231,163	231,163
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	396,279	396,279
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	508,558	508,558
Principal Life Income Funding Trusts
3.21%, 05/10/06	99,070	99,074
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	374,814	374,720

Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	72,651	72,644
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	754,251	754,265
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	132,093	132,093
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	204,744	204,703
Strips III LLC
3.51%, 07/24/06 (4) (5)	39,628	39,628
SunTrust Bank
3.63%, 04/28/06	198,140	198,140
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	320,986	320,964
Toronto-Dominion Bank
3.81%, 06/20/06	165,116	165,131
Toyota Motor Credit Corp.
3.32%, 04/10/06	59,442	59,441
UniCredito Italiano SpA
3.34%, 06/14/06	171,721	171,668
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	329,367	329,367
Wells Fargo & Co.
3.38%, 07/14/06 (4)	66,047	66,053
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	475,535	475,516
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	344,763	344,752
Winston Funding Ltd.
3.71%, 10/23/05 (4)	94,314	94,314
World Savings Bank
3.30%, 09/09/05	46,233	46,232

		12,950,387

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	528,372	528,372
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	187,189	187,189
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	19,135	19,135
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	46,306	46,306

		781,002

REPURCHASE AGREEMENTS (3)—1.01%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,222,196 and an effective yield of 3.30%. (7)	$1,221,860	1,221,860
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,321,293 and an effective yield of 3.30%. (7)	1,320,930	1,320,930
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $891,873 and an effective yield of 3.30%. (7)	891,628	891,628

		3,434,418

TIME DEPOSITS (3)—1.77%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	198,140	198,140
BNP Paribas (New York)
3.03%, 08/23/05	52,837	52,837
Chase Bank USA N.A.
3.31%, 08/01/05	990,698	990,698
Dexia Bank
3.27%, 08/01/05	330,233	330,233
Fortis Bank NY
3.83% - 3.84%, 01/25/06	198,140	198,141
HBOS Treasury Services PLC
3.39%, 12/14/05	79,256	79,256
Key Bank N.A.
3.31%, 08/01/05	1,188,837	1,188,837
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	198,140	198,140
National Australia Bank Ltd.
3.31%, 08/01/05	201,225	201,225
Societe Generale
3.31%, 08/01/05	1,056,744	1,056,744
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	303,814	303,810
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	105,674	105,674
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	264,186	264,187
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	726,512	726,511
Wilmington Trust Corp.
3.30%, 08/05/05	99,070	99,070

		5,993,503

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,368,479)		28,368,479

TOTAL INVESTMENTS IN SECURITIES — 108.20% (Cost: $335,797,530) (8)		366,656,295
Other Assets, Less Liabilities — (8.20)%		(27,773,054)

NET ASSETS — 100.00%		$338,883,241

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $337,667,916. Net unrealized appreciation aggregated $28,988,379, of which $41,782,915 represented gross unrealized appreciation on securities and $12,794,536 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.76%
BANKS—43.60%
AMCORE Financial Inc.	3,406	$107,766
Amegy Bancorporation Inc.	9,509	216,615
AmSouth Bancorp (1)	51,955	1,450,064
Associated Bancorp (1)	17,693	602,624
BancorpSouth Inc. (1)	10,488	244,161
Bank of America Corp.	593,713	25,885,887
Bank of Hawaii Corp.	7,805	400,787
Bank of New York Co. Inc. (The)	114,251	3,516,646
BB&T Corp.	80,665	3,373,410
Cathay General Bancorp	6,367	226,283
Chittenden Corp. (1)	6,823	199,846
Citizens Banking Corp.	5,358	169,634
City National Corp.	6,662	486,792
Colonial BancGroup Inc. (The)	21,481	499,863
Comerica Inc.	25,188	1,538,987
Commerce Bancorp Inc. (1)	23,297	790,467
Commerce Bancshares Inc. (1)	10,009	538,584
Compass Bancshares Inc. (1)	18,047	870,046
Cullen/Frost Bankers Inc. (1)	7,611	381,311
East West Bancorp Inc.	7,339	253,195
Fifth Third Bancorp (1)	69,201	2,982,563
First BanCorp (Puerto Rico)	10,876	266,680
First Horizon National Corp.	18,142	740,012
First Marblehead Corp. (The) (1) (2)	4,706	163,533
First Midwest Bancorp Inc. (1)	6,757	252,171
FirstMerit Corp.	11,572	327,372
FNB Corp. (Pennsylvania) (1)	7,660	151,285
Fremont General Corp. (1)	9,860	240,978
Fulton Financial Corp. (1)	23,243	419,769
Greater Bay Bancorp (1)	7,568	198,509
Hibernia Corp. Class A	22,806	771,299
Hudson United Bancorp	6,546	274,277
Huntington Bancshares Inc.	32,303	805,637
Investors Financial Services Corp. (1)	9,712	334,287
KeyCorp	59,900	2,050,976
M&T Bank Corp. (1)	12,001	1,302,228
Marshall & Ilsley Corp. (1)	28,239	1,296,735
Mellon Financial Corp.	62,350	1,899,181
Mercantile Bankshares Corp. (1)	12,068	671,464
National City Corp.	82,405	3,041,569
North Fork Bancorp Inc.	64,098	1,755,644
Northern Trust Corp.	28,589	1,452,321
Old National Bancorp (1)	10,180	221,415
Pacific Capital Bancorp	6,288	215,175
Park National Corp. (1)	1,704	193,949
PNC Financial Services Group	42,776	2,344,980
Popular Inc. (1)	35,888	925,910
Provident Bankshares Corp. (1)	4,843	164,662

Regions Financial Corp. (1)	67,849	2,282,440
Republic Bancorp Inc. (1)	10,424	154,275
Sky Financial Group Inc. (1)	15,778	449,357
South Financial Group Inc. (The)	10,299	298,259
State Street Corp.	49,463	2,460,290
Sterling Bancshares Inc.	6,524	102,492
SunTrust Banks Inc.	53,011	3,854,960
Susquehanna Bancshares Inc.	6,747	180,955
SVB Financial Group (1) (2)	5,193	266,609
Synovus Financial Corp. (1)	37,895	1,120,555
TCF Financial Corp. (1)	18,884	518,743
TD Banknorth Inc.	12,501	372,280
Texas Regional Bancshares Inc. Class A (1)	6,588	195,400
TrustCo Bank Corp. NY (1)	10,776	143,644
Trustmark Corp.	7,407	211,692
U.S. Bancorp	274,496	8,251,350
UCBH Holdings Inc. (1)	13,467	246,042
UnionBanCal Corp.	8,490	605,677
United Bancshares Inc. (1)	6,078	229,809
Valley National Bancorp (1)	15,198	357,913
W Holding Co. Inc. (1)	19,425	207,653
Wachovia Corp.	233,440	11,760,707
Wells Fargo & Co.	248,699	15,255,197
Westamerica Bancorp (1)	4,707	257,708
Whitney Holding Corp.	9,296	307,884
Wilmington Trust Corp.	9,879	370,561
Zions Bancorporation	13,234	945,966

		118,625,967

COMMERCIAL SERVICES—1.02%
Equifax Inc.	19,816	721,302
MoneyGram International Inc. (1)	12,899	271,395
Moody’s Corp. (1)	37,516	1,774,882

		2,767,579

DIVERSIFIED FINANCIAL SERVICES—48.74%
Affiliated Managers Group Inc. (1) (2)	4,949	352,864
American Express Co.	162,609	8,943,495
AmeriCredit Corp. (1) (2)	21,721	580,385
Ameritrade Holding Corp. (2)	40,137	783,876
Bear Stearns Companies Inc. (The)	15,871	1,620,588
Capital One Financial Corp. (1)	36,388	3,002,010
CapitalSource Inc. (1) (2)	9,902	193,881
Chicago Mercantile Exchange Holdings Inc.	4,002	1,204,802
CIT Group Inc. (1)	30,958	1,366,486
Citigroup Inc.	762,821	33,182,714
Countrywide Financial Corp.	82,818	2,981,448
Doral Financial Corp.	13,554	209,138
E*TRADE Financial Corp. (2)	54,205	840,720
Eaton Vance Corp.	19,554	480,442
Edwards (A.G.) Inc.	11,639	515,608
Federal Home Loan Mortgage Corp.	101,534	6,425,072
Federal National Mortgage Association	142,295	7,948,599
Federated Investors Inc. Class B (1)	14,054	448,885
Franklin Resources Inc.	20,602	1,665,054
Goldman Sachs Group Inc. (The)	60,584	6,511,568
IndyMac Bancorp Inc.	9,228	402,433
Investment Technology Group Inc. (2)	6,238	159,818
Janus Capital Group Inc. (1)	33,371	501,232
Jefferies Group Inc. (1)	7,281	300,924
JP Morgan Chase & Co.	523,658	18,401,342

Knight Capital Group Inc. Class A (2)	15,928	125,831
LaBranche & Co. Inc. (1) (2)	8,549	64,887
Legg Mason Inc.	15,457	1,578,933
Lehman Brothers Holdings Inc.	40,672	4,275,847
MBNA Corp.	166,102	4,179,126
Merrill Lynch & Co. Inc.	125,507	7,377,301
Morgan Stanley	145,805	7,734,955
Piper Jaffray Companies Inc. (1) (2)	3,056	105,157
Providian Financial Corp. (2)	43,273	817,860
Raymond James Financial Inc.	8,693	259,486
Schwab (Charles) Corp. (The) (1)	163,438	2,239,101
SLM Corp. (1)	62,047	3,194,800
SWS Group Inc.	2,600	48,490
T. Rowe Price Group Inc. (1)	19,043	1,263,503
W.P. Stewart & Co. Ltd. (1)	3,284	78,619
Waddell & Reed Financial Inc. Class A (1)	12,006	233,277

		132,600,557

INSURANCE—0.70%
Principal Financial Group Inc. (1)	43,132	1,895,651

		1,895,651

INTERNET—0.02%
NetBank Inc.	6,840	63,817

		63,817

SAVINGS & LOANS—5.53%
Anchor BanCorp Wisconsin Inc.	3,219	102,815
Astoria Financial Corp.	14,937	417,340
Commercial Capital Bancorp Inc. (1)	7,164	142,134
Commercial Federal Corp.	5,759	195,230
Dime Community Bancshares (1)	5,110	82,884
Downey Financial Corp.	3,070	237,741
First Niagara Financial Group Inc. (1)	17,410	256,449
FirstFed Financial Corp. (2)	2,430	151,826
Golden West Financial Corp.	45,036	2,932,744
Harbor Florida Bancshares Inc. (1)	3,232	124,044
Hudson City Bancorp Inc.	87,909	1,039,963
Independence Community Bank Corp.	11,538	427,021
MAF Bancorp Inc. (1)	4,746	209,346
New York Community Bancorp Inc. (1)	35,257	647,319
OceanFirst Financial Corp. (1)	1,401	33,512
People’s Bank	8,760	274,363
PFF Bancorp Inc.	3,286	101,669
Provident Financial Services Inc. (1)	10,271	181,386
Sovereign Bancorp Inc. (1)	55,049	1,320,626
Washington Federal Inc. (1)	12,610	293,435
Washington Mutual Inc.	129,276	5,491,644
Webster Financial Corp.	7,854	378,563

		15,042,054

SOFTWARE—0.15%
Safeguard Scientifics Inc. (2)	18,805	25,387
SEI Investments Co.	10,194	394,100

		419,487

TOTAL COMMON STOCKS (Cost: $265,433,617)		271,415,112

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.32%
COMMERCIAL PAPER (3)—1.34%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$73,768	73,726
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	186,785	186,081
Amsterdam Funding Corp.
3.27%, 08/01/05	46,105	46,105
ANZ National Bank Ltd.
2.94%, 08/15/05	46,105	46,052
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	59,936	59,641
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	101,034	100,991
Chariot Funding LLC
3.28%, 08/05/05	69,343	69,318
Charta LLC
3.31%, 08/11/05	138,314	138,187
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	89,443	89,398
Dorada Finance Inc.
3.76%, 01/26/06	9,221	9,050
Ebury Finance Ltd.
3.47%, 08/30/05	46,105	45,976
Edison Asset Securitization LLC
3.12%, 09/06/05	69,157	68,941
Fairway Finance LLC
3.15%, 09/15/05	82,025	81,702
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	130,479	130,268
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	229,878	229,356
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	299,681	298,193
Giro Funding Corp.
3.30%, 08/05/05	64,547	64,523
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	276,629	276,061
Lockhart Funding LLC
3.47%, 09/16/05	108,844	108,362
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	129,093	128,628
Park Avenue Receivables Corp.
3.39%, 08/22/05	138,314	138,041
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	196,852	196,238
Park Sienna LLC
3.45%, 08/23/05	69,628	69,482
Prudential Funding LLC
3.31%, 08/01/05	138,314	138,314
Solitaire Funding Ltd.
3.28%, 08/01/05	92,210	92,210
Sydney Capital Corp.
3.21%, 08/17/05	195,208	194,929
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	203,525	203,123

Three Pillars Funding Corp.
3.29%, 08/08/05	113,566	113,494
Ticonderoga Funding LLC
3.29%, 08/09/05	83,251	83,190
Tulip Funding Corp.
3.31%, 08/01/05	138,314	138,314
Windmill Funding Corp.
3.28%, 08/02/05	18,442	18,440

		3,636,334

FLOATING RATE NOTES (3)—3.32%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	171,510	171,510
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	248,966	248,966
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	152,146	152,146
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	262,797	262,820
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	59,936	59,936
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	59,936	59,930
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	473,957	473,952
BMW US Capital LLC
3.36%, 07/14/06 (4)	92,210	92,210
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	313,513	313,492
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	252,654	252,638
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	23,052	23,052
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	322,734	322,734
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	276,629	276,621
DEPFA Bank PLC
3.42%, 03/15/06	92,210	92,210
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	175,198	175,204
Fairway Finance LLC
3.38%, 10/20/05	36,884	36,883
Fifth Third Bancorp
3.42%, 04/21/06 (4)	184,419	184,419
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	64,547	64,548
General Electric Capital Corp.
3.45%, 07/07/06	41,494	41,535
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	5,043	5,043
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	106,041	106,041
Hartford Life Global Funding Trust
3.38%, 07/15/06	92,210	92,210
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	276,629	276,630
HSBC Bank USA N.A.
3.45%, 05/04/06	32,273	32,293
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	414,943	414,943

Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	96,817	96,818
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	359,617	359,663
Lothian Mortgages PLC
3.45%, 01/24/06	92,210	92,210
Marshall & Ilsley Bank
3.53%, 02/20/06	92,210	92,271
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	138,314	138,314
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	138,314	138,308
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	341,175	341,216
Nordea Bank AB
3.35%, 08/11/06 (4)	161,367	161,367
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	276,629	276,629
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	355,007	355,007
Principal Life Income Funding Trusts
3.21%, 05/10/06	69,157	69,160
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	261,645	261,580
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	50,715	50,710
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	526,517	526,527
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	92,210	92,210
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	142,925	142,897
Strips III LLC
3.51%, 07/24/06 (4) (5)	27,663	27,663
SunTrust Bank
3.63%, 04/28/06	138,314	138,314
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	224,069	224,053
Toronto-Dominion Bank
3.81%, 06/20/06	115,262	115,272
Toyota Motor Credit Corp.
3.32%, 04/10/06	41,494	41,494
UniCredito Italiano SpA
3.34%, 06/14/06	119,872	119,836
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	229,920	229,920
Wells Fargo & Co.
3.38%, 07/14/06 (4)	46,105	46,109
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	331,955	331,941
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	240,667	240,659
Winston Funding Ltd.
3.71%, 10/23/05 (4)	65,838	65,838
World Savings Bank
3.30%, 09/09/05	32,273	32,273

		9,040,225

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	368,838	368,838
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	235,297	235,297
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	13,357	13,357
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	32,325	32,325

		649,817

REPURCHASE AGREEMENTS (3)—0.88%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $853,173 and an effective yield of 3.30%. (7)	$852,939	852,939
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $922,349 and an effective yield of 3.30%. (7)	922,096	922,096
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $622,586 and an effective yield of 3.30%. (7)	622,415	622,415

		2,397,450

TIME DEPOSITS (3)—1.54%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	138,314	138,315
BNP Paribas (New York)
3.03%, 08/23/05	36,884	36,884
Chase Bank USA N.A.
3.31%, 08/01/05	691,572	691,572
Dexia Bank
3.27%, 08/01/05	230,524	230,524
Fortis Bank NY
3.83% - 3.84%, 01/25/06	138,314	138,316
HBOS Treasury Services PLC
3.39%, 12/14/05	55,326	55,326
Key Bank N.A.
3.31%, 08/01/05	829,886	829,886
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	138,314	138,315
National Australia Bank Ltd.
3.31%, 08/01/05	140,468	140,468
Societe Generale
3.31%, 08/01/05	737,677	737,677
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	212,082	212,079
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	73,768	73,768
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	184,419	184,420
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	507,153	507,153
Wilmington Trust Corp.
3.30%, 08/05/05	69,157	69,157

		4,183,860

TOTAL SHORT-TERM INVESTMENTS (Cost $19,907,686)	19,907,686

TOTAL INVESTMENTS IN SECURITIES — 107.08% (Cost: $285,341,303) (8)	291,322,798
Other Assets, Less Liabilities — (7.08)%	(19,271,648)

NET ASSETS — 100.00%	$272,051,150

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $286,865,049. Net unrealized appreciation aggregated $4,457,749, of which $11,250,329 represented gross unrealized appreciation on securities and $6,792,580 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
AGRICULTURE—0.06%
Delta & Pine Land Co. (1)	29,540	$790,195

		790,195

BIOTECHNOLOGY—13.31%
Affymetrix Inc. (1) (2)	46,340	2,163,615
Alexion Pharmaceuticals Inc. (2)	20,917	544,679
Amgen Inc. (2)	973,791	77,659,832
Applera Corp. - Celera Genomics Group (1) (2)	56,541	697,716
Biogen Idec Inc. (2)	259,381	10,191,080
Bio-Rad Laboratories Inc. Class A (1) (2)	12,408	744,852
Celgene Corp. (2)	125,766	6,017,903
Cell Genesys Inc. (1) (2)	34,891	209,695
Charles River Laboratories International Inc. (1) (2)	46,678	2,273,219
Chiron Corp. (1) (2)	83,580	3,028,103
CuraGen Corp. (1) (2)	31,674	200,813
Enzo Biochem Inc. (1) (2)	23,704	397,753
Enzon Pharmaceuticals Inc. (1) (2)	34,212	269,591
Genentech Inc. (2)	355,423	31,749,937
Genzyme Corp. (1) (2)	192,827	14,348,257
Human Genome Sciences Inc. (1) (2)	99,943	1,464,165
ICOS Corp. (1) (2)	44,546	1,123,005
Incyte Corp. (1) (2)	63,531	506,342
InterMune Inc. (1) (2)	21,743	328,972
Invitrogen Corp. (1) (2)	40,389	3,464,165
Lexicon Genetics Inc. (1) (2)	33,172	185,431
Maxygen Inc. (2)	20,736	185,587
MedImmune Inc. (2)	190,678	5,417,162
Millennium Pharmaceuticals Inc. (1) (2)	235,275	2,430,391
Millipore Corp. (2)	38,029	2,330,037
Myriad Genetics Inc. (1) (2)	23,879	420,270
Nektar Therapeutics (1) (2)	64,765	1,214,991
Protein Design Labs Inc. (1) (2)	81,115	1,848,611
Regeneron Pharmaceuticals Inc. (1) (2)	29,652	285,845
Savient Pharmaceuticals Inc. (1) (2)	46,995	211,477
Telik Inc. (1) (2)	40,133	682,261
Vertex Pharmaceuticals Inc. (1) (2)	70,432	1,123,390

		173,719,147

COMMERCIAL SERVICES—0.22%
Albany Molecular Research Inc. (2)	16,244	252,107
PAREXEL International Corp. (1) (2)	20,100	399,387
Pharmaceutical Product Development Inc. (2)	38,442	2,200,036

		2,851,530

DISTRIBUTION & WHOLESALE—0.07%
Owens & Minor Inc. (1)	30,203	895,217

		895,217

ELECTRONICS—1.39%
Applera Corp. - Applied Biosystems Group	154,766	3,222,228
Fisher Scientific International Inc. (2)	88,106	5,907,507
Molecular Devices Corp. (1) (2)	13,447	286,018
Thermo Electron Corp. (2)	123,178	3,678,095
Varian Inc. (1) (2)	26,624	997,601
Waters Corp. (2)	90,251	4,086,565

		18,178,014

HEALTH CARE - PRODUCTS—28.64%
Advanced Medical Optics Inc. (1) (2)	49,751	2,068,149
Alcon Inc. (1)	60,412	6,920,195
American Medical Systems Holdings Inc. (2)	48,990	1,139,017
ArthroCare Corp. (1) (2)	18,480	675,814
Bard (C.R.) Inc.	80,281	5,361,968
Bausch & Lomb Inc.	40,525	3,430,441
Baxter International Inc.	474,934	18,650,658
Beckman Coulter Inc.	47,413	2,576,422
Becton, Dickinson & Co.	182,246	10,090,961
Biomet Inc.	179,167	6,831,638
Biosite Inc. (2)	12,892	710,156
Boston Scientific Corp. (2)	458,301	13,267,814
Cooper Companies Inc. (1)	33,675	2,313,473
Cyberonics Inc. (2)	16,557	639,431
Cytyc Corp. (1) (2)	87,060	2,173,018
Dade Behring Holdings Inc.	33,282	2,522,776
Datascope Corp. (1)	9,670	325,879
DENTSPLY International Inc.	54,850	3,057,888
Diagnostic Products Corp. (1)	17,461	985,848
Edwards Lifesciences Corp. (1) (2)	45,705	2,096,488
Gen-Probe Inc. (2)	38,058	1,677,977
Guidant Corp.	247,291	17,013,621
Haemonetics Corp. (2)	19,369	817,953
Henry Schein Inc. (1) (2)	66,363	2,864,891
Hillenbrand Industries Inc.	44,710	2,298,541
IDEXX Laboratories Inc. (1) (2)	25,821	1,638,601
Immucor Inc. (1) (2)	34,458	946,561
INAMED Corp. (2)	27,300	1,977,066
Intuitive Surgical Inc. (1) (2)	25,834	1,792,880
Invacare Corp. (1)	23,072	972,485
Johnson & Johnson	2,275,370	145,532,665
Medtronic Inc.	927,219	50,014,193
Mentor Corp. (1)	28,511	1,418,422
Patterson Companies Inc. (1) (2)	89,303	3,982,914
PolyMedica Corp.	17,837	626,435
PSS World Medical Inc. (1) (2)	50,118	732,725
ResMed Inc. (1) (2)	25,972	1,740,124
Respironics Inc. (2)	60,137	2,279,192
St. Jude Medical Inc. (2)	274,047	12,992,568
Steris Corp. (1)	52,979	1,439,439
Stryker Corp.	213,996	11,575,044
Sybron Dental Specialties Inc. (1) (2)	29,878	1,098,017
TECHNE Corp. (1) (2)	27,966	1,372,292
Varian Medical Systems Inc. (1) (2)	104,871	4,117,235
Ventana Medical Systems Inc. (2)	24,535	1,054,024
Viasys Healthcare Inc. (1) (2)	20,637	512,623
Zimmer Holdings Inc. (1) (2)	189,211	15,583,418

		373,909,940

HEALTH CARE - SERVICES—14.70%
Aetna Inc.	225,686	17,468,096
American Healthways Inc. (2)	25,034	1,115,765
AMERIGROUP Corp. (2)	38,185	1,323,110
Apria Healthcare Group Inc. (1) (2)	38,345	1,293,377

Beverly Enterprises Inc. (2)	76,781	974,351
Centene Corp. (1) (2)	31,927	935,461
Community Health Systems Inc. (1) (2)	66,839	2,580,654
Covance Inc. (1) (2)	48,035	2,380,134
Coventry Health Care Inc. (2)	81,237	5,745,893
DaVita Inc. (2)	76,653	3,621,088
HCA Inc. (1)	318,779	15,699,866
Health Management Associates Inc. Class A (1)	176,881	4,209,768
Health Net Inc. (2)	85,854	3,331,135
Humana Inc. (2)	123,277	4,912,588
Laboratory Corp. of America Holdings (2)	103,531	5,245,916
LifePoint Hospitals Inc. (2)	39,228	1,834,301
Lincare Holdings Inc. (1) (2)	76,931	3,103,397
Manor Care Inc. (1)	67,062	2,545,674
OCA Inc. (1) (2)	36,959	61,352
Odyssey Healthcare Inc. (1) (2)	26,584	390,519
PacifiCare Health Systems Inc. (2)	66,440	5,062,728
Pediatrix Medical Group Inc. (1) (2)	17,153	1,345,138
Quest Diagnostics Inc.	120,438	6,183,287
Renal Care Group Inc. (2)	51,441	2,415,155
Sierra Health Services Inc. (1) (2)	18,445	1,243,931
Sunrise Senior Living Inc. (1) (2)	13,744	728,432
Tenet Healthcare Corp. (1) (2)	359,021	4,358,515
Triad Hospitals Inc. (1) (2)	61,900	3,074,573
United Surgical Partners International Inc. (1) (2)	26,973	971,298
UnitedHealth Group Inc.	970,721	50,768,708
Universal Health Services Inc. Class B	41,787	2,174,595
WellChoice Inc. (2)	24,354	1,607,364
WellPoint Inc. (2)	469,656	33,223,465

		191,929,634

INSURANCE—0.83%
CIGNA Corp.	101,564	10,841,957

		10,841,957

INTERNET—0.03%
eResearch Technology Inc. (1) (2)	30,396	457,460

		457,460

PHARMACEUTICALS—40.64%
Abbott Laboratories	1,194,010	55,676,686
Abgenix Inc. (1) (2)	60,090	623,133
Alkermes Inc. (1) (2)	68,865	1,067,408
Allergan Inc.	100,970	9,023,689
Alpharma Inc. Class A (1)	31,426	441,221
American Pharmaceutical Partners Inc. (2)	30,932	1,404,003
Amylin Pharmaceuticals Inc. (1) (2)	72,644	1,355,537
Barr Pharmaceuticals Inc. (2)	68,881	3,266,337
Bristol-Myers Squibb Co.	1,498,100	37,422,538
Caremark Rx Inc. (1) (2)	350,240	15,613,699
Cell Therapeutics Inc. (1) (2)	47,277	130,012
Cephalon Inc. (1) (2)	43,486	1,822,063
Cubist Pharmaceuticals Inc. (2)	40,585	693,598
CV Therapeutics Inc. (1) (2)	34,006	957,949
Endo Pharmaceuticals Holdings Inc. (1) (2)	52,272	1,487,661
Express Scripts Inc. (2)	96,177	5,030,057
Forest Laboratories Inc. (2)	269,438	10,755,965
Gilead Sciences Inc. (2)	330,003	14,787,434
Hospira Inc. (2)	119,633	4,575,962
ImClone Systems Inc. (1) (2)	50,826	1,763,662
Impax Laboratories Inc. (1) (2)	37,996	604,136
IVAX Corp. (2)	170,345	4,340,391
Kinetic Concepts Inc. (1) (2)	38,969	2,336,971

King Pharmaceuticals Inc. (2)	185,435	2,067,600
Ligand Pharmaceuticals Inc. Class B (1) (2)	57,544	448,843
Lilly (Eli) & Co.	741,346	41,752,607
Medarex Inc. (2)	84,481	823,690
Medco Health Solutions Inc. (2)	212,275	10,282,601
Medicines Co. (The) (1) (2)	34,418	751,345
Medicis Pharmaceutical Corp. Class A (1)	42,965	1,457,373
Merck & Co. Inc.	1,700,159	52,806,939
MGI Pharma Inc. (1) (2)	54,226	1,480,370
Mylan Laboratories Inc.	146,851	2,549,333
Nabi Biopharmaceuticals (1) (2)	45,163	676,993
Neurocrine Biosciences Inc. (1) (2)	27,946	1,385,563
Noven Pharmaceuticals Inc. (1) (2)	18,287	309,233
NPS Pharmaceuticals Inc. (2)	30,230	328,600
Onyx Pharmaceuticals Inc. (1) (2)	25,479	597,483
OSI Pharmaceuticals Inc. (1) (2)	35,655	1,472,552
Par Pharmaceutical Companies Inc. (1) (2)	26,075	610,677
Perrigo Co. (1)	67,850	943,115
Pfizer Inc.	5,774,059	153,012,564
Schering-Plough Corp.	1,130,795	23,543,152
Sepracor Inc. (1) (2)	80,566	4,217,630
Taro Pharmaceutical Industries Ltd. (2)	18,578	436,397
Trimeris Inc. (1) (2)	12,599	170,842
United Therapeutics Inc. (1) (2)	17,278	921,781
Valeant Pharmaceuticals International (1)	70,166	1,384,375
Vicuron Pharmaceuticals Inc. (2)	45,902	1,292,141
Watson Pharmaceuticals Inc. (1) (2)	83,938	2,803,529
Wyeth	1,022,877	46,796,623

		530,504,063

TOTAL COMMON STOCKS (Cost: $1,251,471,801)		1,304,077,157

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.08%
COMMERCIAL PAPER (3)—1.29%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$341,927	341,787
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	865,785	862,521
Amsterdam Funding Corp.
3.27%, 08/01/05	213,704	213,704
ANZ National Bank Ltd.
2.94%, 08/15/05	213,704	213,462
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	277,816	276,446
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	468,312	468,109
Chariot Funding LLC
3.28%, 08/05/05	321,420	321,303
Charta LLC
3.31%, 08/11/05	641,113	640,524
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	414,587	414,376
Dorada Finance Inc.
3.76%, 01/26/06	42,741	41,946
Ebury Finance Ltd.
3.47%, 08/30/05	213,704	213,107

Edison Asset Securitization LLC
3.12%, 09/06/05	320,557	319,557
Fairway Finance LLC
3.15%, 09/15/05	380,202	378,705
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	604,796	603,815
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	1,065,530	1,063,105
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	1,389,079	1,382,182
Giro Funding Corp.
3.30%, 08/05/05	299,186	299,077
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,282,227	1,279,597
Lockhart Funding LLC
3.47%, 09/16/05	504,513	502,276
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	598,372	596,216
Park Avenue Receivables Corp.
3.39%, 08/22/05	641,113	639,846
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	912,445	909,601
Park Sienna LLC
3.45%, 08/23/05	322,741	322,060
Prudential Funding LLC
3.31%, 08/01/05	641,113	641,113
Solitaire Funding Ltd.
3.28%, 08/01/05	427,409	427,409
Sydney Capital Corp.
3.21%, 08/17/05	904,825	903,534
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	943,377	941,511
Three Pillars Funding Corp.
3.29%, 08/08/05	526,401	526,064
Ticonderoga Funding LLC
3.29%, 08/09/05	385,882	385,600
Tulip Funding Corp.
3.31%, 08/01/05	641,113	641,113
Windmill Funding Corp.
3.28%, 08/02/05	85,482	85,474

		16,855,140

FLOATING RATE NOTES (3)—3.21%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	794,981	794,985
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	1,154,004	1,154,010
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	705,225	705,225
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	1,218,115	1,218,217
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	277,816	277,816
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	277,816	277,786
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	2,196,882	2,196,857
BMW US Capital LLC
3.36%, 07/14/06 (4)	427,409	427,409
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	1,453,190	1,453,092

CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	1,171,100	1,171,021
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	106,852	106,852
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	1,495,931	1,495,931
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	1,282,227	1,282,187
DEPFA Bank PLC
3.42%, 03/15/06	427,409	427,409
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	812,077	812,105
Fairway Finance LLC
3.38%, 10/20/05	170,964	170,962
Fifth Third Bancorp
3.42%, 04/21/06 (4)	854,818	854,818
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	299,186	299,194
General Electric Capital Corp.
3.45%, 07/07/06	192,334	192,524
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	23,373	23,373
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	491,520	491,520
Hartford Life Global Funding Trust
3.38%, 07/15/06	427,409	427,409
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	1,282,227	1,282,227
HSBC Bank USA N.A.
3.45%, 05/04/06	149,593	149,685
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	1,923,340	1,923,340
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	448,767	448,767
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	1,666,895	1,667,106
Lothian Mortgages PLC
3.45%, 01/24/06	427,409	427,409
Marshall & Ilsley Bank
3.53%, 02/20/06	427,409	427,694
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	641,113	641,113
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	641,113	641,083
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	1,581,413	1,581,597
Nordea Bank AB
3.35%, 08/11/06 (4)	747,966	747,966
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	1,282,227	1,282,227
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	1,645,524	1,645,524
Principal Life Income Funding Trusts
3.21%, 05/10/06	320,557	320,570
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	1,212,773	1,212,469
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	235,075	235,051
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	2,440,505	2,440,552
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	427,409	427,409

Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	662,484	662,351
Strips III LLC
3.51%, 07/24/06 (4) (5)	128,223	128,223
SunTrust Bank
3.63%, 04/28/06	641,113	641,113
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	1,038,604	1,038,528
Toronto-Dominion Bank
3.81%, 06/20/06	534,261	534,307
Toyota Motor Credit Corp.
3.32%, 04/10/06	192,334	192,332
UniCredito Italiano SpA
3.34%, 06/14/06	555,632	555,460
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	1,065,722	1,065,721
Wells Fargo & Co.
3.38%, 07/14/06 (4)	213,704	213,726
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	1,538,672	1,538,614
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	1,115,537	1,115,502
Winston Funding Ltd.
3.71%, 10/23/05 (4)	305,170	305,170
World Savings Bank
3.30%, 09/09/05	149,593	149,592

		41,903,130

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	1,709,636	1,709,636
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	1,200,542	1,200,542
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	61,913	61,913
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	149,831	149,831

		3,121,922

REPURCHASE AGREEMENTS (3)—0.85%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $3,954,619 and an effective yield of 3.30%. (7)	$3,953,532	3,953,532
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $4,275,264 and an effective yield of 3.30%. (7)	4,274,089	4,274,089
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,885,803 and an effective yield of 3.30%. (7)	2,885,010	2,885,010

		11,112,631

TIME DEPOSITS (3)—1.49%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	641,113	641,113
BNP Paribas (New York)
3.03%, 08/23/05	170,964	170,964

Chase Bank USA N.A.
3.31%, 08/01/05	3,205,567	3,205,567
Dexia Bank
3.27%, 08/01/05	1,068,522	1,068,522
Fortis Bank NY
3.83% - 3.84%, 01/25/06	641,113	641,119
HBOS Treasury Services PLC
3.39%, 12/14/05	256,445	256,445
Key Bank N.A.
3.31%, 08/01/05	3,846,680	3,846,680
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	641,113	641,113
National Australia Bank Ltd.
3.31%, 08/01/05	651,098	651,098
Societe Generale
3.31%, 08/01/05	3,419,271	3,419,271
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	983,040	983,025
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	341,927	341,926
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	854,818	854,817
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	2,350,749	2,350,748
Wilmington Trust Corp.
3.30%, 08/05/05	320,557	320,557

		19,392,965

TOTAL SHORT-TERM INVESTMENTS (Cost: $92,385,788)		92,385,788

TOTAL INVESTMENTS IN SECURITIES — 106.97% (Cost: $1,343,857,589) (8)		1,396,462,945
Other Assets, Less Liabilities — (6.97)%		(90,966,358)

NET ASSETS—100.00%		$1,305,496,587

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $1,361,802,797. Net unrealized appreciation aggregated $34,660,148, of which $128,298,190 represented gross unrealized appreciation on securities and $93,638,042 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—100.14%
AEROSPACE & DEFENSE—13.07%
AAR Corp. (1) (2)	4,643	$83,435
Alliant Techsystems Inc. (1) (2)	5,571	406,683
Armor Holdings Inc. (1)	4,730	193,362
Boeing Co. (The)	110,760	7,311,268
Curtiss-Wright Corp. (2)	3,174	194,884
DRS Technologies Inc.	3,768	195,936
Engineered Support Systems Inc. (2)	6,209	229,609
Esterline Technologies Corp. (1)	3,752	160,360
General Dynamics Corp.	25,055	2,886,085
Goodrich (B.F.) Co.	17,858	790,038
Kaman Corp. Class A	3,126	60,957
L-3 Communications Holdings Inc.	17,115	1,338,906
Lockheed Martin Corp.	52,503	3,276,187
Northrop Grumman Corp. (2)	49,875	2,765,569
Raytheon Co.	67,404	2,650,999
Rockwell Collins Inc.	24,045	1,173,396
Titan Corp. (The) (1)	12,530	289,318
United Technologies Corp.	140,687	7,132,831

		31,139,823

AUTO MANUFACTURERS—1.15%
Navistar International Corp. (1)	9,208	314,453
Oshkosh Truck Corp. (2)	5,423	459,870
PACCAR Inc.	25,964	1,875,120
Wabash National Corp.	4,624	99,462

		2,748,905

BUILDING MATERIALS—2.90%
American Standard Companies Inc.	26,797	1,186,571
Eagle Materials Inc. (2)	1,450	148,915
Eagle Materials Inc. Class B	1,201	119,692
ElkCorp (2)	2,788	92,840
Florida Rock Industries Inc.	7,547	414,255
Lafarge North America Inc.	4,466	311,637
Martin Marietta Materials Inc.	6,979	507,304
Masco Corp.	65,143	2,208,999
Simpson Manufacturing Co. Inc. (2)	5,496	210,607
Texas Industries Inc.	3,320	244,452
USG Corp. (1) (2)	4,800	234,720
Vulcan Materials Co.	13,658	959,338
York International Corp.	6,167	263,516

		6,902,846

CHEMICALS—0.35%
Sherwin-Williams Co. (The)	17,579	836,936

		836,936

COMMERCIAL SERVICES—4.71%
Accenture Ltd. (1)	66,922	1,675,727
Alliance Data Systems Corp. (1)	6,754	287,518
Banta Corp. (2)	3,724	177,784
BearingPoint Inc. (1)	25,432	208,797
Bowne & Co. Inc. (2)	5,391	73,911
ChoicePoint Inc. (1)	13,237	577,133
Convergys Corp. (1)	21,092	306,889
Corporate Executive Board Co. (The) (2)	6,227	502,394
Corrections Corp. of America (1) (2)	5,744	215,917
Deluxe Corp. (2)	7,433	297,320
Donnelley (R.R.) & Sons Co.	32,570	1,174,148
Forrester Research Inc. (1)	2,193	43,268
FTI Consulting Inc. (1)	6,406	154,385
Hewitt Associates Inc. Class A (1)	6,686	185,536
Hudson Highland Group Inc. (1)	3,646	75,764
Iron Mountain Inc. (1)	16,329	559,921
Manpower Inc.	13,356	638,417
MPS Group Inc. (1)	15,568	184,636
Navigant Consulting Inc. (1)	7,114	142,280
NCO Group Inc. (1)	4,455	90,793
Paychex Inc. (2)	50,245	1,754,053
PHH Corp. (1)	7,838	221,737
PRG-Schultz International Inc. (1)	8,299	26,225
Quanta Services Inc. (1)	15,148	159,357
Resources Connection Inc. (1) (2)	7,047	211,410
Robert Half International Inc.	25,803	874,464
Spherion Corp. (1)	8,907	70,365
TeleTech Holdings Inc. (1) (2)	5,540	45,151
United Rentals Inc. (1) (2)	9,844	183,098
Viad Corp.	3,343	102,797

		11,221,195

COMPUTERS—0.80%
Affiliated Computer Services Inc. Class A (1)	18,161	907,505
BISYS Group Inc. (The) (1)	17,894	281,473
Ceridian Corp. (1) (2)	22,017	460,816
Echelon Corp. (1)	4,582	38,535
National Instruments Corp. (2)	7,911	217,157

		1,905,486

DISTRIBUTION & WHOLESALE—0.43%
Grainger (W.W.) Inc.	12,057	751,392
Hughes Supply Inc.	9,772	277,720

		1,029,112

ELECTRIC—0.21%
MDU Resources Group Inc. (2)	16,118	494,823

		494,823

ELECTRICAL COMPONENTS & EQUIPMENT—2.51%
AMETEK Inc.	10,328	425,514
Artesyn Technologies Inc. (1)	5,504	50,912
Belden CDT Inc. (2)	7,050	156,510
C&D Technologies Inc.	3,865	38,921
Emerson Electric Co.	62,488	4,111,710
General Cable Corp. (1) (2)	5,967	99,052
GrafTech International Ltd. (1)	14,089	73,122
Hubbell Inc. Class B	7,814	354,756
Littelfuse Inc. (1)	3,342	96,550
Molex Inc.	8,592	242,638
Molex Inc. Class A (2)	10,958	281,949
Power-One Inc. (1)	10,512	51,719

		5,983,353

ELECTRONICS—5.02%
Agilent Technologies Inc. (1)	73,223	1,921,372
Amphenol Corp. Class A	12,969	577,639
Arrow Electronics Inc. (1)	17,051	511,871
Avnet Inc. (1) (2)	17,856	467,470
AVX Corp. (2)	7,855	107,299
Benchmark Electronics Inc. (1) (2)	5,743	183,776
Checkpoint Systems Inc. (1)	5,649	97,615
Coherent Inc. (1) (2)	4,532	154,269
CTS Corp.	5,633	69,511
Dionex Corp. (1)	3,165	146,096
Electro Scientific Industries Inc. (1) (2)	4,303	94,666
Flextronics International Ltd. (1)	83,162	1,126,013
FLIR Systems Inc. (1) (2)	10,111	332,551
Jabil Circuit Inc. (1)	26,306	820,484
KEMET Corp. (1)	12,995	108,898
Methode Electronics Inc.	5,449	68,875
Mettler Toledo International Inc. (1)	6,509	341,722
Orbotech Ltd. (1) (2)	4,865	120,409
Park Electrochemical Corp.	2,675	70,460
Parker Hannifin Corp.	17,772	1,167,976
PerkinElmer Inc.	17,901	375,563
Photon Dynamics Inc. (1) (2)	2,571	48,682
Plexus Corp. (1)	6,531	94,242
Sanmina-SCI Corp. (1)	77,329	369,633
Solectron Corp. (1)	146,103	561,036
Symbol Technologies Inc.	36,269	422,171
Taser International Inc. (1) (2)	9,186	89,288
Technitrol Inc.	5,562	71,972
Tektronix Inc.	13,731	344,099
Thomas & Betts Corp. (1)	8,792	296,906
Trimble Navigation Ltd. (1) (2)	7,603	296,213
Vishay Intertechnology Inc. (1)	36,603	513,174

		11,971,951

ENERGY - ALTERNATE SOURCES—0.03%
FuelCell Energy Inc. (1) (2)	6,762	66,944

		66,944

ENGINEERING & CONSTRUCTION—0.78%
EMCOR Group Inc. (1) (2)	2,269	116,854
Fluor Corp.	12,409	791,694
Granite Construction Inc.	4,855	166,138
Insituform Technologies Inc. Class A (1) (2)	4,031	77,597
Jacobs Engineering Group Inc. (1) (2)	8,338	490,941
Shaw Group Inc. (The) (1) (2)	11,458	219,077

		1,862,301

ENVIRONMENTAL CONTROL—1.81%
Allied Waste Industries Inc. (1) (2)	31,861	273,367
Casella Waste Systems Inc. Class A (1)	2,414	32,613
Mine Safety Appliances Co. (2)	4,127	201,810
Republic Services Inc.	17,997	652,391
Stericycle Inc. (1) (2)	6,702	389,520
Tetra Tech Inc. (1) (2)	8,508	127,875
Waste Connections Inc. (1)	7,145	257,220
Waste Management Inc.	84,568	2,378,052

		4,312,848

FOREST PRODUCTS & PAPER—0.83%
Louisiana-Pacific Corp.	15,230	408,469
MeadWestvaco Corp.	30,335	886,389
Temple-Inland Inc.	17,153	682,518

		1,977,376

HAND & MACHINE TOOLS—0.16%
Kennametal Inc. (2)	5,440	258,563
Regal-Beloit Corp. (2)	3,540	111,510

		370,073

HOLDING COMPANIES - DIVERSIFIED—0.11%
Walter Industries Inc. (2)	5,788	257,624

		257,624

HOUSEHOLD PRODUCTS & WARES—0.96%
Fortune Brands Inc.	21,599	2,042,185
Jarden Corp. (1) (2)	6,563	251,757

		2,293,942

HOUSEWARES—0.11%
Toro Co.	6,447	259,427

		259,427

INTERNET—0.57%
CheckFree Corp. (1) (2)	9,723	329,221
Monster Worldwide Inc. (1) (2)	16,259	493,786
Stamps.com Inc. (1) (2)	2,622	46,986
WebMD Corp. (1) (2)	46,226	490,458

		1,360,451

MACHINERY—5.43%
AGCO Corp. (1)	13,471	278,715
Albany International Corp. Class A	4,245	148,745
Astec Industries Inc. (1)	2,339	67,808
Caterpillar Inc.	101,694	5,482,324
Cognex Corp.	5,931	197,917
Cummins Inc. (2)	5,888	503,071
Deere & Co.	36,741	2,701,566
Flowserve Corp. (1) (2)	8,215	278,160
Graco Inc.	10,292	393,463
IDEX Corp.	7,346	320,873
Joy Global Inc.	11,537	473,825
Kadant Inc. (1)	2,186	49,950
Manitowoc Co. Inc. (The)	4,388	200,312
Nordson Corp.	3,946	131,678
Rockwell Automation Inc.	24,514	1,262,716
Stewart & Stevenson Services Inc.	3,989	92,345
Terex Corp. (1)	7,355	356,129

		12,939,597

MANUFACTURING—39.40%
Acuity Brands Inc.	6,375	186,023
AptarGroup Inc.	5,035	250,995
Brink’s Co. (The)	8,427	304,720
Carlisle Companies Inc. (2)	4,628	304,800
CLARCOR Inc. (2)	7,592	236,870
Cooper Industries Ltd.	13,647	881,323
Crane Co.	7,650	238,298
Danaher Corp. (2)	38,305	2,124,012

Donaldson Co. Inc. (2)	10,853	353,591
Dover Corp.	30,231	1,247,331
Eaton Corp.	22,517	1,471,261
General Electric Co.	1,574,977	54,336,707
Honeywell International Inc.	115,849	4,550,549
Illinois Tool Works Inc.	37,380	3,201,597
Ingersoll-Rand Co. Class A	26,144	2,043,676
ITT Industries Inc.	13,715	1,459,276
Jacuzzi Brands Inc. (1)	11,356	123,213
Pall Corp. (2)	18,510	573,255
Roper Industries Inc. (2)	6,241	478,997
SPX Corp. (2)	11,368	555,668
Teleflex Inc.	5,394	357,784
Textron Inc.	17,054	1,264,895
3M Co.	106,371	7,977,825
Trinity Industries Inc. (2)	6,440	238,602
Tyco International Ltd.	299,716	9,132,347

		93,893,615

METAL FABRICATE & HARDWARE—0.71%
Kaydon Corp. (2)	4,263	131,556
Mueller Industries Inc.	4,754	139,197
Precision Castparts Corp.	9,718	874,426
Quanex Corp. (2)	3,700	225,700
Timken Co. (The)	12,394	328,069

		1,698,948

MINING—0.23%
Owens-Illinois Inc. (1)	21,032	539,471

		539,471

PACKAGING & CONTAINERS—1.54%
Ball Corp.	15,175	575,891
Bemis Co. Inc.	15,851	427,977
Chesapeake Corp.	2,786	62,128
Crown Holdings Inc. (1) (2)	25,223	398,271
Packaging Corp. of America (2)	9,224	196,010
Pactiv Corp. (1)	22,259	490,143
Sealed Air Corp. (1)	12,410	658,475
Smurfit-Stone Container Corp. (1)	37,724	457,592
Sonoco Products Co.	14,751	410,078

		3,676,565

RETAIL—0.12%
MSC Industrial Direct Co. Inc. Class A	7,130	275,860

		275,860

SEMICONDUCTORS—0.03%
Veeco Instruments Inc. (1) (2)	3,865	78,150

		78,150

SOFTWARE—5.09%
Acxiom Corp.	12,784	257,725
Automatic Data Processing Inc.	86,896	3,859,051
Certegy Inc.	9,273	321,031
eFunds Corp. (1)	6,686	122,086
First Data Corp.	117,042	4,815,108
Fiserv Inc. (1) (2)	29,025	1,287,839
Global Payments Inc.	5,612	371,739
IMS Health Inc.	34,963	952,042
Total System Services Inc.	5,657	138,936

		12,125,557

TELECOMMUNICATIONS—0.36%
Aeroflex Inc. (1)	11,299	109,374
Anaren Inc. (1)	3,207	46,341
Anixter International Inc. (1) (2)	4,740	196,994
Black Box Corp. (2)	2,666	116,771
CommScope Inc. (1)	8,131	137,333
Newport Corp. (1)	6,460	88,502
Powerwave Technologies Inc. (1) (2)	13,880	159,204

		854,519

TRANSPORTATION—10.62%
Alexander & Baldwin Inc.	6,467	345,855
Arkansas Best Corp. (2)	3,257	111,715
Burlington Northern Santa Fe Corp.	56,350	3,056,988
CH Robinson Worldwide Inc. (2)	12,689	793,951
CNF Inc.	7,984	411,895
CSX Corp.	31,930	1,454,092
EGL Inc. (1) (2)	6,343	127,685
Expeditors International Washington Inc. (2)	15,846	872,322
FedEx Corp.	41,950	3,527,576
General Maritime Corp. (2)	5,321	207,466
Hunt (J.B.) Transport Services Inc.	18,811	369,260
Kansas City Southern Industries Inc. (1) (2)	9,353	211,004
Landstar System Inc. (1) (2)	8,858	295,149
Norfolk Southern Corp.	59,668	2,220,246
OMI Corp. (2)	12,559	226,439
Overseas Shipholding Group Inc.	4,061	251,985
Ryder System Inc.	9,709	378,554
SCS Transportation Inc. (1)	2,304	41,656
Swift Transportation Co. Inc. (1) (2)	7,210	158,548
Union Pacific Corp.	38,901	2,735,129
United Parcel Service Inc. Class B	92,126	6,722,434
Uti Worldwide Inc. (2)	2,719	194,028
Werner Enterprises Inc.	8,485	160,960
Yellow Roadway Corp. (1)	8,076	427,301

		25,302,238

TRUCKING & LEASING—0.10%
GATX Corp. (2)	6,464	244,339

		244,339

TOTAL COMMON STOCKS (Cost: $223,632,116)		238,624,275

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.97%
COMMERCIAL PAPER (3)—1.28%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$61,998	61,972
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	156,982	156,404
Amsterdam Funding Corp.
3.27%, 08/01/05	38,748	38,748

ANZ National Bank Ltd.
2.94%, 08/15/05	38,748	38,704
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	50,373	50,125
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	84,913	84,877
Chariot Funding LLC
3.28%, 08/05/05	58,279	58,258
Charta LLC
3.31%, 08/11/05	116,245	116,139
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	75,172	75,134
Dorada Finance Inc.
3.76%, 01/26/06	7,750	7,606
Ebury Finance Ltd.
3.47%, 08/30/05	38,748	38,640
Edison Asset Securitization LLC
3.12%, 09/06/05	58,123	57,941
Fairway Finance LLC
3.15%, 09/15/05	68,937	68,666
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	109,660	109,482
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	193,200	192,760
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	251,865	250,614
Giro Funding Corp.
3.30%, 08/05/05	54,248	54,228
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	232,491	232,014
Lockhart Funding LLC
3.47%, 09/16/05	91,477	91,072
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	108,496	108,104
Park Avenue Receivables Corp.
3.39%, 08/22/05	116,245	116,016
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	165,443	164,927
Park Sienna LLC
3.45%, 08/23/05	58,519	58,395
Prudential Funding LLC
3.31%, 08/01/05	116,245	116,245
Solitaire Funding Ltd.
3.28%, 08/01/05	77,497	77,497
Sydney Capital Corp.
3.21%, 08/17/05	164,061	163,827
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	171,051	170,713
Three Pillars Funding Corp.
3.29%, 08/08/05	95,446	95,385
Ticonderoga Funding LLC
3.29%, 08/09/05	69,967	69,916
Tulip Funding Corp.
3.31%, 08/01/05	116,245	116,245
Windmill Funding Corp.
3.28%, 08/02/05	15,499	15,498

		3,056,152

FLOATING RATE NOTES (3)—3.19%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	144,144	144,145

American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	209,242	209,242
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	127,870	127,870
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	220,866	220,885
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	50,373	50,373
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	50,373	50,368
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	398,334	398,329
BMW US Capital LLC
3.36%, 07/14/06 (4)	77,497	77,497
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	263,490	263,472
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	212,342	212,326
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	19,374	19,374
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	271,239	271,239
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	232,491	232,483
DEPFA Bank PLC
3.42%, 03/15/06	77,497	77,497
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	147,244	147,249
Fairway Finance LLC
3.38%, 10/20/05	30,999	30,998
Fifth Third Bancorp
3.42%, 04/21/06 (4)	154,994	154,994
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	54,248	54,249
General Electric Capital Corp.
3.45%, 07/07/06	34,874	34,908
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	4,238	4,238
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	89,121	89,121
Hartford Life Global Funding Trust
3.38%, 07/15/06	77,497	77,497
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	232,491	232,491
HSBC Bank USA N.A.
3.45%, 05/04/06	27,124	27,141
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	348,736	348,735
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	81,370	81,370
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	302,238	302,275
Lothian Mortgages PLC
3.45%, 01/24/06	77,497	77,497
Marshall & Ilsley Bank
3.53%, 02/20/06	77,497	77,549
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	116,245	116,245
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	116,245	116,239

Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	286,739	286,772
Nordea Bank AB
3.35%, 08/11/06 (4)	135,620	135,620
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	232,491	232,491
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	298,363	298,363
Principal Life Income Funding Trusts
3.21%, 05/10/06	58,123	58,125
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	219,898	219,842
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	42,623	42,619
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	442,507	442,515
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	77,497	77,497
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	120,120	120,096
Strips III LLC
3.51%, 07/24/06 (4) (5)	23,249	23,249
SunTrust Bank
3.63%, 04/28/06	116,245	116,245
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	188,318	188,304
Toronto-Dominion Bank
3.81%, 06/20/06	96,871	96,880
Toyota Motor Credit Corp.
3.32%, 04/10/06	34,874	34,873
UniCredito Italiano SpA
3.34%, 06/14/06	100,746	100,715
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	193,235	193,234
Wells Fargo & Co.
3.38%, 07/14/06 (4)	38,748	38,752
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	278,989	278,979
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	202,267	202,260
Winston Funding Ltd.
3.71%, 10/23/05 (4)	55,333	55,333
World Savings Bank
3.30%, 09/09/05	27,124	27,124

		7,597,784

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	309,988	309,988
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	68,403	68,403
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	11,226	11,226
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	27,167	27,167

		416,784

REPURCHASE AGREEMENTS (3)—0.85%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $717,044 and an effective yield of 3.30%. (7)	$716,847	716,847
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $775,182 and an effective yield of 3.30%. (7)	774,969	774,969
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $523,248 and an effective yield of 3.30%. (7)	523,104	523,104

		2,014,920

TIME DEPOSITS (3)—1.48%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	116,245	116,245
BNP Paribas (New York)
3.03%, 08/23/05	30,999	30,999
Chase Bank USA N.A.
3.31%, 08/01/05	581,227	581,227
Dexia Bank
3.27%, 08/01/05	193,742	193,742
Fortis Bank NY
3.83% - 3.84%, 01/25/06	116,245	116,246
HBOS Treasury Services PLC
3.39%, 12/14/05	46,498	46,498
Key Bank N.A.
3.31%, 08/01/05	697,472	697,472
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	116,245	116,245
National Australia Bank Ltd.
3.31%, 08/01/05	118,056	118,056
Societe Generale
3.31%, 08/01/05	619,975	619,975
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	178,243	178,240
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	61,998	61,997
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	154,994	154,993
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	426,233	426,233
Wilmington Trust Corp.
3.30%, 08/05/05	58,123	58,123

		3,516,291

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,601,931)		16,601,931

TOTAL INVESTMENTS IN SECURITIES — 107.11% (Cost: $240,234,047) (8)		255,226,206
Other Assets, Less Liabilities — (7.11)%		(16,936,529)

NET ASSETS — 100.00%		$238,289,677

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $243,390,420. Net unrealized appreciation aggregated $11,835,786, of which $22,527,078 represented gross unrealized appreciation on securities and $10,691,292 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.86%
DIVERSIFIED FINANCIAL SERVICES—0.55%
Friedman, Billings, Ramsey Group Inc. Class A (1)	375,399	$5,278,110

		5,278,110

REAL ESTATE—3.61%
CB Richard Ellis Group Inc. Class A (2)	155,660	7,166,586
Forest City Enterprises Inc. Class A	117,695	4,235,843
Jones Lang LaSalle Inc. (2)	66,445	3,272,416
St. Joe Co. (The) (1)	243,846	19,846,626

		34,521,471

REAL ESTATE INVESTMENT TRUSTS—95.70%
Alexandria Real Estate Equities Inc. (1)	65,878	5,299,885
AMB Property Corp.	279,621	12,859,770
American Financial Realty Trust (1)	469,965	6,767,496
Annaly Mortgage Management Inc. (1)	531,744	8,481,317
Apartment Investment & Management Co. Class A	318,966	14,034,504
Archstone-Smith Trust (1)	672,389	28,576,533
Arden Realty Group Inc. (1)	211,577	8,448,270
AvalonBay Communities Inc.	242,413	21,225,682
Boston Properties Inc. (1)	351,996	26,804,495
Brandywine Realty Trust (1)	183,780	5,954,472
BRE Properties Inc. Class A (1)	166,555	7,478,320
Camden Property Trust	168,476	9,313,353
Capital Automotive REIT (1)	147,746	5,801,985
CarrAmerica Realty Corp. (1)	167,393	6,501,544
Catellus Development Corp.	294,758	10,628,973
CBL & Associates Properties Inc. (1)	199,502	9,153,152
CenterPoint Properties Trust (1)	164,602	7,219,444
Colonial Properties Trust (1)	92,136	4,369,089
Cousins Properties Inc. (1)	136,882	4,462,353
Crescent Real Estate Equities Co. (1)	342,510	6,685,795
CRT Properties Inc.	108,967	3,009,669
Developers Diversified Realty Corp. (1)	354,999	17,277,801
Duke Realty Corp.	479,835	16,295,197
Equity Inns Inc. (1)	179,244	2,407,247
Equity Lifestyle Properties Inc. (1)	73,970	3,259,858
Equity Office Properties Trust (1)	1,330,945	47,182,000
Equity Residential (1)	921,033	37,209,733
Essex Property Trust Inc. (1)	72,442	6,654,522
Federal Realty Investment Trust (1)	178,142	11,634,454
FelCor Lodging Trust Inc. (1) (2)	184,041	2,861,838
First Industrial Realty Trust Inc. (1)	139,131	5,743,328
Gables Residential Trust	94,019	4,083,245
General Growth Properties Inc.	780,175	35,872,447
Glenborough Realty Trust Inc. (1)	123,428	2,587,051
Health Care Property Investors Inc.	448,777	12,502,927
Health Care REIT Inc. (1)	177,823	6,952,879

Healthcare Realty Trust Inc. (1)	152,769	6,242,141
Highwoods Properties Inc.	181,708	5,751,058
Home Properties Inc.	105,903	4,848,239
Hospitality Properties Trust	198,717	8,823,035
Host Marriott Corp. (1)	1,118,528	20,860,547
HRPT Properties Trust (1)	659,971	8,507,026
Impac Mortgage Holdings Inc. (1)	193,861	3,411,954
iStar Financial Inc.	378,280	16,186,601
Kilroy Realty Corp. (1)	96,742	5,040,258
Kimco Realty Corp. (1)	306,703	20,138,119
Liberty Property Trust	286,329	12,850,446
Macerich Co. (The) (1)	198,831	13,961,913
Mack-Cali Realty Corp. (1)	189,595	9,083,496
Meristar Hospitality Corp. (1) (2)	379,606	3,386,086
Mills Corp.	196,762	12,801,336
Nationwide Health Properties Inc. (1)	232,521	5,831,627
New Century Financial Corp. (1)	169,083	8,856,568
New Plan Excel Realty Trust Inc. (1)	332,430	9,101,933
Novastar Financial Inc. (1)	83,460	3,382,634
Pan Pacific Retail Properties Inc.	139,259	9,679,893
Pennsylvania Real Estate Investment Trust (1)	129,339	6,325,971
Plum Creek Timber Co. Inc.	625,300	23,667,605
Post Properties Inc. (1)	127,923	5,105,407
Prentiss Properties Trust (1)	136,371	5,518,934
ProLogis (1)	612,053	27,885,135
Public Storage Inc. (1)	287,231	19,172,669
Rayonier Inc. (1)	165,327	9,430,252
Realty Income Corp. (1)	277,028	6,922,930
Reckson Associates Realty Corp. (1)	263,006	9,236,771
Redwood Trust Inc. (1)	107,777	5,852,291
Regency Centers Corp. (1)	200,131	12,348,083
Saxon Capital Inc. (1)	97,955	1,576,096
Shurgard Storage Centers Inc. Class A	158,937	7,454,145
Simon Property Group Inc. (1)	729,149	58,142,341
SL Green Realty Corp. (1)	135,467	9,442,050
Taubman Centers Inc. (1)	168,142	5,975,767
Thornburg Mortgage Inc. (1)	331,859	9,849,575
Trizec Properties Inc. (1)	304,155	6,682,285
United Dominion Realty Trust Inc.	445,403	11,335,506
Ventas Inc.	286,780	9,260,126
Vornado Realty Trust (1)	391,739	34,723,745
Washington Real Estate Investment Trust (1)	143,702	4,620,019
Weingarten Realty Investors (1)	276,747	10,870,622

		915,743,863

TOTAL COMMON STOCKS (Cost: $911,027,249)		955,543,444

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—29.09%
COMMERCIAL PAPER (3)—5.36%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$1,041,374	1,040,948
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	2,636,837	2,626,896
Amsterdam Funding Corp.
3.27%, 08/01/05	650,859	650,859

ANZ National Bank Ltd.
2.94%, 08/15/05	650,859	650,116
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	846,116	841,945
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	1,426,292	1,425,674
Chariot Funding LLC
3.28%, 08/05/05	978,917	978,561
Charta LLC
3.31%, 08/11/05	1,952,576	1,950,781
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	1,262,666	1,262,024
Dorada Finance Inc.
3.76%, 01/26/06	130,172	127,752
Ebury Finance Ltd.
3.47%, 08/30/05	650,859	649,039
Edison Asset Securitization LLC
3.12%, 09/06/05	976,288	973,242
Fairway Finance LLC
3.15%, 09/15/05	1,157,943	1,153,383
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	1,841,969	1,838,980
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	3,245,181	3,237,794
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	4,230,581	4,209,575
Giro Funding Corp.
3.30%, 08/05/05	911,202	910,868
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,905,152	3,897,143
Lockhart Funding LLC
3.47%, 09/16/05	1,536,547	1,529,734
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	1,822,404	1,815,834
Park Avenue Receivables Corp.
3.39%, 08/22/05	1,952,576	1,948,715
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	2,778,945	2,770,285
Park Sienna LLC
3.45%, 08/23/05	982,940	980,867
Prudential Funding LLC
3.31%, 08/01/05	1,952,576	1,952,576
Solitaire Funding Ltd.
3.28%, 08/01/05	1,301,717	1,301,717
Sydney Capital Corp.
3.21%, 08/17/05	2,755,736	2,751,804
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	2,873,150	2,867,469
Three Pillars Funding Corp.
3.29%, 08/08/05	1,603,208	1,602,182
Ticonderoga Funding LLC
3.29%, 08/09/05	1,175,242	1,174,383
Tulip Funding Corp.
3.31%, 08/01/05	1,952,576	1,952,576
Windmill Funding Corp.
3.28%, 08/02/05	260,343	260,320

		51,334,042

FLOATING RATE NOTES (3)—13.34%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	2,421,194	2,421,208
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	3,514,637	3,514,654
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	2,147,834	2,147,834
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	3,709,894	3,710,204
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	846,116	846,116
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	846,116	846,026
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	6,690,827	6,690,748
BMW US Capital LLC
3.36%, 07/14/06 (4)	1,301,717	1,301,717
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	4,425,839	4,425,539
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	3,566,705	3,566,462
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	325,429	325,429
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	4,556,011	4,556,010
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	3,905,152	3,905,032
DEPFA Bank PLC
3.42%, 03/15/06	1,301,717	1,301,717
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	2,473,263	2,473,350
Fairway Finance LLC
3.38%, 10/20/05	520,687	520,681
Fifth Third Bancorp
3.42%, 04/21/06 (4)	2,603,435	2,603,435
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	911,202	911,227
General Electric Capital Corp.
3.45%, 07/07/06	585,773	586,353
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	71,185	71,185
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	1,496,975	1,496,975
Hartford Life Global Funding Trust
3.38%, 07/15/06	1,301,717	1,301,717
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	3,905,152	3,905,151
HSBC Bank USA N.A.
3.45%, 05/04/06	455,601	455,881
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	5,857,728	5,857,730
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	1,366,766	1,366,766
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	5,076,697	5,077,341
Lothian Mortgages PLC
3.45%, 01/24/06	1,301,717	1,301,717
Marshall & Ilsley Bank
3.53%, 02/20/06	1,301,717	1,302,584
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	1,952,576	1,952,576

National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	1,952,576	1,952,483
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	4,816,354	4,816,915
Nordea Bank AB
3.35%, 08/11/06 (4)	2,278,005	2,278,005
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	3,905,152	3,905,152
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	5,011,612	5,011,612
Principal Life Income Funding Trusts
3.21%, 05/10/06	976,288	976,330
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	3,693,623	3,692,697
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	715,945	715,873
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	7,432,806	7,432,953
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	1,301,717	1,301,717
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	2,017,662	2,017,258
Strips III LLC
3.51%, 07/24/06 (4) (5)	390,515	390,515
SunTrust Bank
3.63%, 04/28/06	1,952,576	1,952,576
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	3,163,173	3,162,943
Toronto-Dominion Bank
3.81%, 06/20/06	1,627,147	1,627,287
Toyota Motor Credit Corp.
3.32%, 04/10/06	585,773	585,767
UniCredito Italiano SpA
3.34%, 06/14/06	1,692,232	1,691,711
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	3,245,764	3,245,764
Wells Fargo & Co.
3.38%, 07/14/06 (4)	650,859	650,925
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	4,686,182	4,686,006
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	3,397,482	3,397,374
Winston Funding Ltd.
3.71%, 10/23/05 (4)	929,426	929,426
World Savings Bank
3.30%, 09/09/05	455,601	455,596

		127,620,250

MONEY MARKET FUNDS—0.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	5,206,869	5,206,869
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	664,262	664,262
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	188,563	188,563
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	456,325	456,325

		6,516,019

REPURCHASE AGREEMENTS (3)—3.54%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $12,044,196 and an effective yield of 3.30%. (7)	$12,040,885	12,040,885
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $13,020,753 and an effective yield of 3.30%. (7)	13,017,173	13,017,173
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $8,789,008 and an effective yield of 3.30%. (7)	8,786,592	8,786,592

		33,844,650

TIME DEPOSITS (3)—6.17%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	1,952,576	1,952,576
BNP Paribas (New York)
3.03%, 08/23/05	520,687	520,687
Chase Bank USA N.A.
3.31%, 08/01/05	9,762,880	9,762,880
Dexia Bank
3.27%, 08/01/05	3,254,293	3,254,293
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,952,576	1,952,591
HBOS Treasury Services PLC
3.39%, 12/14/05	781,030	781,030
Key Bank N.A.
3.31%, 08/01/05	11,715,456	11,715,456
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	1,952,576	1,952,576
National Australia Bank Ltd.
3.31%, 08/01/05	1,982,984	1,982,984
Societe Generale
3.31%, 08/01/05	10,413,738	10,413,738
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	2,993,950	2,993,903
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,041,374	1,041,369
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	2,603,435	2,603,435
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	7,159,445	7,159,444
Wilmington Trust Corp.
3.30%, 08/05/05	976,288	976,288

		59,063,250

TOTAL SHORT-TERM INVESTMENTS (Cost: $278,378,211)		278,378,211

TOTAL INVESTMENTS IN SECURITIES — 128.95% (Cost: $1,189,405,460) (8)		1,233,921,655
Other Assets, Less Liabilities — (28.95)%		(277,014,020)

NET ASSETS — 100.00%		$956,907,635

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $1,189,218,232. Net unrealized appreciation aggregated $44,703,423, of which $52,060,865 represented gross unrealized appreciation on securities and $7,357,442 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—100.02%
CHEMICALS—0.04%
Cabot Microelectronics Corp. (1) (2)	5,502	$165,445

		165,445

COMPUTERS—26.26%
Advanced Digital Information Corp. (1)	14,095	112,478
Agilysys Inc.	6,290	121,649
Anteon International Corp. (1) (2)	7,265	341,092
Apple Computer Inc. (1)	180,570	7,701,310
Brocade Communications Systems Inc. (1)	58,306	261,211
CACI International Inc. Class A (1)	6,446	424,082
Cadence Design Systems Inc. (1)	60,283	969,953
CIBER Inc. (1) (2)	12,594	98,485
Cognizant Technology Solutions Corp. (1)	29,830	1,464,056
Computer Sciences Corp. (1) (2)	41,392	1,894,926
Dell Inc. (1)	483,695	19,575,137
Diebold Inc. (2)	15,814	785,640
DST Systems Inc. (1) (2)	14,776	750,030
Electronic Data Systems Corp. (2)	112,329	2,310,608
Electronics For Imaging Inc. (1) (2)	11,896	250,649
EMC Corp. (1)	534,763	7,320,905
Gateway Inc. (1)	51,493	204,942
Henry (Jack) & Associates Inc.	16,967	326,784
Hewlett-Packard Co.	642,511	15,818,621
Hutchinson Technology Inc. (1) (2)	5,745	191,251
Imation Corp. (2)	7,398	320,703
InFocus Corp. (1) (2)	8,649	30,963
Intergraph Corp. (1) (2)	6,200	235,786
International Business Machines Corp.	367,807	30,697,172
Iomega Corp. (1) (2)	11,791	35,963
Kronos Inc. (1) (2)	6,874	323,078
Lexmark International Inc. (1) (2)	28,582	1,792,091
Maxtor Corp. (1)	54,435	321,166
McDATA Corp. Class A (1) (2)	26,293	127,258
Mentor Graphics Corp. (1) (2)	16,860	156,967
Mercury Computer Systems Inc. (1) (2)	4,669	129,331
MICROS Systems Inc. (1) (2)	8,336	358,031
M-Systems Flash Disk Pioneers Ltd. (1)	7,190	185,861
NCR Corp. (1)	41,124	1,427,414
Network Appliance Inc. (1)	80,924	2,064,371
Palm Inc. (1) (2)	9,303	265,508
Perot Systems Corp. Class A (1)	16,681	234,868
Quantum Corp. (1) (2)	39,495	109,796
RadiSys Corp. (1) (2)	4,368	75,741
Reynolds & Reynolds Co. (The) Class A	14,337	401,149
SanDisk Corp. (1)	40,041	1,354,187
Seagate Technology	46,455	899,833
Silicon Graphics Inc. (1) (2)	55,369	39,312
Silicon Storage Technology Inc. (1)	18,708	88,302
Storage Technology Corp. (1)	24,637	904,917

Sun Microsystems Inc. (1) (2)	734,063	2,818,802
SunGard Data Systems Inc. (1)	63,642	2,284,111
Synopsys Inc. (1) (2)	31,994	592,209
Unisys Corp. (1)	74,379	481,232
Western Digital Corp. (1)	45,226	677,938

		110,357,869

DISTRIBUTION & WHOLESALE—0.33%
Ingram Micro Inc. Class A (1)	27,846	519,049
Tech Data Corp. (1) (2)	12,884	499,642
United Stationers Inc. (1)	7,318	379,438

		1,398,129

ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
American Power Conversion Corp.	41,401	1,163,782

		1,163,782

ELECTRONICS—0.07%
Cymer Inc. (1)	8,115	281,590

		281,590

ENGINEERING & CONSTRUCTION—0.06%
Dycom Industries Inc. (1) (2)	10,793	263,349

		263,349

ENTERTAINMENT—0.06%
Macrovision Corp. (1) (2)	10,981	239,715

		239,715

INTERNET—7.41%
Agile Software Corp. (1)	11,005	71,422
Akamai Technologies Inc. (1) (2)	26,303	401,647
Ariba Inc. (1)	14,815	91,557
Avocent Corp. (1)	10,972	382,484
Check Point Software Technologies Ltd. (1)	39,692	894,261
Digital River Inc. (1) (2)	7,238	289,339
E.piphany Inc. (1) (2)	16,896	64,036
EarthLink Inc. (1) (2)	28,323	269,918
Entrust Inc. (1)	11,300	67,800
F5 Networks Inc. (1)	8,222	346,804
Google Inc. Class A (1)	25,355	7,296,155
InfoSpace Inc. (1) (2)	6,466	156,089
Internet Security Systems Inc. (1) (2)	8,261	188,103
Interwoven Inc. (1)	8,143	64,493
Keynote Systems Inc. (1)	3,762	49,696
Macromedia Inc. (1)	16,224	651,394
MatrixOne Inc. (1)	11,405	56,341
McAfee Inc. (1)	34,453	1,081,824
Openwave Systems Inc. (1) (2)	15,256	282,999
PC-Tel Inc. (1)	4,640	42,874
RealNetworks Inc. (1)	24,899	123,748
RSA Security Inc. (1) (2)	15,529	201,101
S1 Corp. (1)	14,567	70,796
SonicWALL Inc. (1)	11,724	62,606
Symantec Corp. (1)	264,310	5,806,891
TIBCO Software Inc. (1)	43,954	338,006
United Online Inc.	13,828	159,160
VeriSign Inc. (1)	56,134	1,476,886
Verity Inc. (1)	8,039	80,953
Vignette Corp. (1) (2)	6,553	103,341
WatchGuard Technologies Inc. (1) (2)	7,516	33,070
webMethods Inc. (1)	11,828	71,796
Websense Inc. (1) (2)	5,196	258,969
Yahoo! Inc. (1)	287,602	9,588,651

		31,125,210

MACHINERY—0.23%
Presstek Inc. (1) (2)	6,310	79,632
Unova Inc. (1) (2)	10,610	292,305
Zebra Technologies Corp. Class A (1) (2)	15,825	617,175

		989,112

OFFICE & BUSINESS EQUIPMENT—1.29%
IKON Office Solutions Inc. (2)	26,059	250,166
Imagistics International Inc. (1) (2)	3,677	110,751
Pitney Bowes Inc.	51,003	2,273,714
Xerox Corp. (1) (2)	210,450	2,780,044

		5,414,675

PHARMACEUTICALS—0.01%
Accelrys Inc. (1)	5,362	29,437

		29,437

RETAIL—0.05%
Insight Enterprises Inc. (1) (2)	10,792	220,157

		220,157

SEMICONDUCTORS—23.94%
Actel Corp. (1)	5,695	88,159
Advanced Micro Devices Inc. (1)	87,068	1,748,325
Agere Systems Inc. (1)	40,001	447,611
Altera Corp. (1)	82,026	1,793,909
Amkor Technology Inc. (1)	20,374	94,943
Analog Devices Inc. (2)	82,494	3,233,765
Applied Materials Inc.	368,543	6,803,304
Applied Micro Circuits Corp. (1) (2)	69,108	208,015
Asyst Technologies Inc. (1) (2)	10,462	53,879
Atmel Corp. (1) (2)	98,256	229,919
ATMI Inc. (1) (2)	8,236	262,152
Axcelis Technologies Inc. (1)	22,157	153,105
Broadcom Corp. Class A (1)	61,227	2,618,679
Brooks Automation Inc. (1)	9,871	163,859
Cirrus Logic Inc. (1)	16,937	126,519
Cohu Inc.	4,439	109,244
Conexant Systems Inc. (1)	101,063	193,030
Credence Systems Corp. (1) (2)	20,073	218,595
Cree Inc. (1) (2)	16,263	482,198
Cypress Semiconductor Corp. (1) (2)	27,882	400,386
DSP Group Inc. (1)	6,253	156,012
Emulex Corp. (1) (2)	18,407	349,549
ESS Technology Inc. (1)	7,654	30,999
Exar Corp. (1) (2)	9,156	145,809
Fairchild Semiconductor International Inc. Class A (1) (2)	26,219	442,052
Freescale Semiconductor Inc. Class A (1) (2)	28,604	729,974
Freescale Semiconductor Inc. Class B (1)	59,558	1,533,619
Helix Technology Corp.	5,930	107,125
Integrated Circuit Systems Inc. (1)	15,981	349,664
Integrated Device Technology Inc. (1)	23,436	270,920
Intel Corp.	1,397,026	37,915,286
International Rectifier Corp. (1) (2)	14,679	690,647
Intersil Corp. Class A	33,179	642,677
KLA-Tencor Corp.	43,375	2,242,488
Kopin Corp. (1)	16,094	88,517
Kulicke & Soffa Industries Inc. (1) (2)	11,433	110,671
Lam Research Corp. (1)	30,883	878,621

Lattice Semiconductor Corp. (1) (2)	23,347	120,237
Linear Technology Corp. (2)	67,766	2,633,387
LSI Logic Corp. (1)	85,706	836,491
LTX Corp. (1)	13,318	88,032
Marvell Technology Group Ltd. (1)	43,220	1,888,282
Maxim Integrated Products Inc.	71,959	3,012,923
Micrel Inc. (1) (2)	14,594	176,441
Microchip Technology Inc. (2)	45,408	1,410,827
Micron Technology Inc. (1)	135,115	1,605,166
Mindspeed Technologies Inc. (1) (2)	22,663	32,408
Mykrolis Corp. (1)	9,362	152,601
National Semiconductor Corp. (2)	77,023	1,903,238
Novellus Systems Inc.	30,982	893,831
NVIDIA Corp. (1) (2)	35,416	958,357
OmniVision Technologies Inc. (1) (2)	12,493	176,526
Photronics Inc. (1) (2)	8,320	223,309
PMC-Sierra Inc. (1)	39,131	384,658
Power Integrations Inc. (1) (2)	6,838	157,958
QLogic Corp. (1)	19,009	590,229
Rambus Inc. (1) (2)	21,376	280,881
Semtech Corp. (1) (2)	16,540	303,674
Silicon Image Inc. (1) (2)	16,787	198,422
Silicon Laboratories Inc. (1) (2)	9,021	264,045
Skyworks Solutions Inc. (1)	34,626	253,809
Teradyne Inc. (1)	42,689	662,960
Tessera Technologies Inc. (1) (2)	9,577	336,344
Texas Instruments Inc.	376,294	11,951,097
Transmeta Corp. (1) (2)	40,211	34,179
TriQuint Semiconductor Inc. (1)	30,104	113,191
Ultratech Inc. (1) (2)	4,832	105,386
Varian Semiconductor Equipment Associates Inc. (1) (2)	8,092	335,980
Vitesse Semiconductor Corp. (1)	48,747	108,218
Xilinx Inc.	76,587	2,171,241
Zoran Corp. (1)	9,581	137,966

		100,616,520

SOFTWARE—20.76%
Actuate Corp. (1)	12,983	27,913
Adobe Systems Inc.	108,068	3,203,136
Advent Software Inc. (1)	4,958	119,141
Autodesk Inc.	51,016	1,744,237
BEA Systems Inc. (1)	85,072	770,752
BMC Software Inc. (1)	49,199	939,209
Borland Software Corp. (1) (2)	17,876	119,948
Cerner Corp. (1) (2)	6,210	468,358
Citrix Systems Inc. (1) (2)	37,294	888,716
Computer Associates International Inc. (2)	103,179	2,832,264
Compuware Corp. (1)	75,937	640,149
CSG Systems International Inc. (1)	10,821	201,812
Dendrite International Inc. (1) (2)	8,489	146,860
Fair Isaac Corp. (2)	14,932	561,891
FileNET Corp. (1) (2)	8,759	247,617
Hyperion Solutions Corp. (1)	8,685	408,716
IDX Systems Corp. (1)	4,732	151,424
Informatica Corp. (1)	19,112	202,014
Inter-Tel Inc.	4,472	111,353
Intuit Inc. (1)	38,768	1,860,864
JDA Software Group Inc. (1)	6,524	92,706
Keane Inc. (1) (2)	11,775	147,659
Mercury Interactive Corp. (1)	18,609	732,636
Micromuse Inc. (1)	17,531	99,050
Microsoft Corp.	2,138,027	54,754,871

MRO Software Inc. (1)	4,492	73,804
NDCHealth Corp. (2)	8,074	144,686
NetIQ Corp. (1)	12,065	138,144
Novell Inc. (1)	83,468	507,485
Oracle Corp. (1)	881,205	11,966,764
Packeteer Inc. (1)	7,288	88,258
Parametric Technology Corp. (1)	59,684	411,820
Quest Software Inc. (1)	11,423	162,778
Red Hat Inc. (1) (2)	38,301	583,707
SERENA Software Inc. (1)	5,933	121,745
Siebel Systems Inc.	102,013	856,909
Sybase Inc. (1) (2)	19,756	420,408
Wind River Systems Inc. (1)	17,321	296,016

		87,245,820

TELECOMMUNICATIONS—19.23%
Adaptec Inc. (1) (2)	24,429	94,052
ADC Telecommunications Inc. (1)	25,649	670,464
ADTRAN Inc.	14,909	398,965
Amdocs Ltd. (1) (2)	41,411	1,229,493
American Tower Corp. Class A (1)	50,990	1,171,750
Andrew Corp. (1)	32,814	360,626
Arris Group Inc. (1)	17,935	198,002
Aspect Communications Corp. (1)	9,156	104,653
Audiovox Corp. Class A (1)	4,190	75,483
Avaya Inc. (1)	99,574	1,028,599
C-COR Inc. (1) (2)	10,750	89,548
CIENA Corp. (1) (2)	125,846	281,895
Cisco Systems Inc. (1)	1,454,869	27,860,741
Comverse Technology Inc. (1)	40,363	1,020,780
Corning Inc. (1)	314,440	5,990,082
Crown Castle International Corp. (1)	49,630	1,079,949
Extreme Networks Inc. (1)	24,374	116,508
Finisar Corp. (1) (2)	40,034	43,637
Foundry Networks Inc. (1)	26,214	310,374
Harmonic Inc. (1)	15,897	84,731
Harris Corp.	29,572	1,096,234
InterDigital Communications Corp. (1) (2)	12,122	217,590
JDS Uniphase Corp. (1)	306,052	462,139
Juniper Networks Inc. (1) (2)	120,439	2,889,332
Lucent Technologies Inc. (1) (2)	951,090	2,786,694
Motorola Inc.	541,453	11,467,975
MRV Communications Inc. (1) (2)	23,019	49,030
Plantronics Inc. (2)	10,668	364,419
Polycom Inc. (1)	22,053	365,418
QUALCOMM Inc.	363,646	14,360,381
REMEC Inc. (1) (2)	6,263	38,705
RF Micro Devices Inc. (1) (2)	41,755	254,288
Scientific-Atlanta Inc.	33,541	1,291,329
Sonus Networks Inc. (1)	55,062	266,500
SpectraSite Inc. (1)	9,620	785,954
Stratex Networks Inc. (1) (2)	18,617	40,585
Sycamore Networks Inc. (1) (2)	40,551	144,362
Tekelec (1) (2)	13,980	232,208
Tellabs Inc. (1)	93,393	907,780
3Com Corp. (1) (2)	87,583	318,802
UTStarcom Inc. (1) (2)	21,999	194,031
Wireless Facilities Inc. (1)	10,704	68,934

		80,813,022

TOTAL COMMON STOCKS (Cost: $432,481,288)		420,323,832

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.57%
COMMERCIAL PAPER (3)—1.39%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$118,954	118,905
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	301,199	300,064
Amsterdam Funding Corp.
3.27%, 08/01/05	74,346	74,346
ANZ National Bank Ltd.
2.94%, 08/15/05	74,346	74,250
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	96,650	96,173
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	162,922	162,851
Chariot Funding LLC
3.28%, 08/05/05	111,819	111,779
Charta LLC
3.31%, 08/11/05	223,038	222,833
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	144,231	144,158
Dorada Finance Inc.
3.76%, 01/26/06	14,869	14,593
Ebury Finance Ltd.
3.47%, 08/30/05	74,346	74,138
Edison Asset Securitization LLC
3.12%, 09/06/05	111,519	111,171
Fairway Finance LLC
3.15%, 09/15/05	132,269	131,748
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	210,404	210,062
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	370,689	369,845
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	483,249	480,849
Giro Funding Corp.
3.30%, 08/05/05	104,084	104,046
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	446,076	445,161
Lockhart Funding LLC
3.47%, 09/16/05	175,516	174,738
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	208,169	207,418
Park Avenue Receivables Corp.
3.39%, 08/22/05	223,038	222,597
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	317,432	316,443
Park Sienna LLC
3.45%, 08/23/05	112,279	112,042
Prudential Funding LLC
3.31%, 08/01/05	223,038	223,038
Solitaire Funding Ltd.
3.28%, 08/01/05	148,692	148,692
Sydney Capital Corp.
3.21%, 08/17/05	314,781	314,332
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	328,193	327,544

Three Pillars Funding Corp.
3.29%, 08/08/05	183,130	183,013
Ticonderoga Funding LLC
3.29%, 08/09/05	134,245	134,147
Tulip Funding Corp.
3.31%, 08/01/05	223,038	223,038
Windmill Funding Corp.
3.28%, 08/02/05	29,738	29,736

		5,863,750

FLOATING RATE NOTES (3)—3.47%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	276,567	276,569
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	401,468	401,470
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	245,342	245,342
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	423,772	423,808
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	96,650	96,650
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	96,650	96,639
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	764,276	764,268
BMW US Capital LLC
3.36%, 07/14/06 (4)	148,692	148,692
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	505,553	505,518
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	407,416	407,388
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	37,173	37,173
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	520,422	520,422
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	446,076	446,063
DEPFA Bank PLC
3.42%, 03/15/06	148,692	148,692
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	282,515	282,525
Fairway Finance LLC
3.38%, 10/20/05	59,477	59,476
Fifth Third Bancorp
3.42%, 04/21/06 (4)	297,384	297,384
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	104,084	104,088
General Electric Capital Corp.
3.45%, 07/07/06	66,911	66,978
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	8,131	8,131
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	170,996	170,996
Hartford Life Global Funding Trust
3.38%, 07/15/06	148,692	148,692
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	446,076	446,076
HSBC Bank USA N.A.
3.45%, 05/04/06	52,042	52,074
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	669,114	669,115

Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	156,122	156,122
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	579,898	579,973
Lothian Mortgages PLC
3.45%, 01/24/06	148,692	148,692
Marshall & Ilsley Bank
3.53%, 02/20/06	148,692	148,791
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	223,038	223,038
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	223,038	223,027
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	550,160	550,224
Nordea Bank AB
3.35%, 08/11/06 (4)	260,211	260,211
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	446,076	446,076
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	572,464	572,464
Principal Life Income Funding Trusts
3.21%, 05/10/06	111,519	111,524
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	421,913	421,808
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	81,781	81,772
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	849,031	849,047
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	148,692	148,692
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	230,472	230,426
Strips III LLC
3.51%, 07/24/06 (4) (5)	44,608	44,608
SunTrust Bank
3.63%, 04/28/06	223,038	223,038
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	361,321	361,295
Toronto-Dominion Bank
3.81%, 06/20/06	185,865	185,881
Toyota Motor Credit Corp.
3.32%, 04/10/06	66,911	66,911
UniCredito Italiano SpA
3.34%, 06/14/06	193,299	193,240
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	370,755	370,756
Wells Fargo & Co.
3.38%, 07/14/06 (4)	74,346	74,354
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	535,291	535,271
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	388,086	388,074
Winston Funding Ltd.
3.71%, 10/23/05 (4)	106,166	106,166
World Savings Bank
3.30%, 09/09/05	52,042	52,042

		14,577,752

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	594,768	594,768

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	78,506	78,506
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	21,539	21,539
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	52,125	52,125

		746,938

REPURCHASE AGREEMENTS (3)—0.92%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,375,778 and an effective yield of 3.30%. (7)	$1,375,400	1,375,400
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,487,328 and an effective yield of 3.30%. (7)	1,486,919	1,486,919
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,003,946 and an effective yield of 3.30%. (7)	1,003,670	1,003,670

		3,865,989

TIME DEPOSITS (3)—1.61%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	223,038	223,038
BNP Paribas (New York)
3.03%, 08/23/05	59,477	59,477
Chase Bank USA N.A.
3.31%, 08/01/05	1,115,189	1,115,189
Dexia Bank
3.27%, 08/01/05	371,730	371,730
Fortis Bank NY
3.83% - 3.84%, 01/25/06	223,038	223,040
HBOS Treasury Services PLC
3.39%, 12/14/05	89,215	89,215
Key Bank N.A.
3.31%, 08/01/05	1,338,227	1,338,227
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	223,038	223,038
National Australia Bank Ltd.
3.31%, 08/01/05	226,511	226,511
Societe Generale
3.31%, 08/01/05	1,189,535	1,189,535
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	341,991	341,986
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	118,954	118,953
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	297,384	297,384
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	817,806	817,806
Wilmington Trust Corp.
3.30%, 08/05/05	111,519	111,519

		6,746,648

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,801,077)		31,801,077

TOTAL INVESTMENTS IN SECURITIES — 107.59% (Cost: $464,282,365) (8)	452,124,909
Other Assets, Less Liabilities — (7.59)%	(31,901,476)

NET ASSETS — 100.00%	$420,223,433

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $506,380,440. Net unrealized depreciation aggregated $54,255,531, of which $31,931,261 represented gross unrealized appreciation on securities and $86,186,792 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.82%
HOLDING COMPANIES - DIVERSIFIED—1.29%
Leucadia National Corp. (1)	160,103	$6,332,074

		6,332,074

TELECOMMUNICATIONS—98.53%
Alamosa Holdings Inc. (2)	250,000	4,015,000
Alltel Corp.	364,213	24,220,164
AT&T Corp.	1,193,447	23,630,251
BCE Inc. (1)	830,732	20,070,485
BellSouth Corp.	1,182,103	32,626,043
CenturyTel Inc. (1)	529,744	18,207,301
Cincinnati Bell Inc. (1) (2)	844,407	3,833,608
Citizens Communications Co. (1)	816,855	10,733,475
IDT Corp. (2)	76,266	989,170
IDT Corp. Class B (1) (2)	274,197	3,561,819
Level 3 Communications Inc. (1) (2)	780,282	1,607,381
MCI Inc.	545,355	13,917,459
Nextel Communications Inc. Class A (2)	705,797	24,561,736
Nextel Partners Inc. Class A (2)	208,522	5,192,198
NII Holdings Inc. Class B (1) (2)	123,902	9,223,265
NTL Inc. (2)	114,068	7,600,351
Qwest Communications International Inc. (2)	2,195,516	8,386,871
SBC Communications Inc.	3,567,647	87,228,969
Sprint Corp. (FON Group)	933,723	25,117,149
Telephone & Data Systems Inc.	219,893	8,762,736
Telephone & Data Systems Inc. Special (1)	220,184	8,411,029
United States Cellular Corp. (1) (2)	220,710	11,510,026
Verizon Communications Inc.	2,855,634	97,748,352
Vodafone Group PLC ADR	636,669	16,445,160
Western Wireless Corp. Class A (1) (2)	310,831	13,884,821
Wireless Facilities Inc. (1) (2)	92,444	595,339

		482,080,158

TOTAL COMMON STOCKS (Cost: $478,220,283)		488,412,232

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.70%
COMMERCIAL PAPER (3)—1.77%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$175,512	175,440
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	444,410	442,735
Amsterdam Funding Corp.
3.27%, 08/01/05	109,695	109,695

ANZ National Bank Ltd.
2.94%, 08/15/05	109,695	109,577
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	142,604	141,901
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	240,386	240,282
Chariot Funding LLC
3.28%, 08/05/05	164,986	164,926
Charta LLC
3.31%, 08/11/05	329,086	328,783
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	212,809	212,701
Dorada Finance Inc.
3.76%, 01/26/06	21,939	21,531
Ebury Finance Ltd.
3.47%, 08/30/05	109,695	109,389
Edison Asset Securitization LLC
3.12%, 09/06/05	164,543	164,029
Fairway Finance LLC
3.15%, 09/15/05	195,159	194,390
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	310,444	309,940
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	546,940	545,696
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	713,019	709,478
Giro Funding Corp.
3.30%, 08/05/05	153,573	153,517
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	658,171	656,822
Lockhart Funding LLC
3.47%, 09/16/05	258,969	257,820
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	307,147	306,039
Park Avenue Receivables Corp.
3.39%, 08/22/05	329,086	328,435
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	468,361	466,902
Park Sienna LLC
3.45%, 08/23/05	165,664	165,315
Prudential Funding LLC
3.31%, 08/01/05	329,086	329,086
Solitaire Funding Ltd.
3.28%, 08/01/05	219,390	219,390
Sydney Capital Corp.
3.21%, 08/17/05	464,450	463,787
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	484,239	483,281
Three Pillars Funding Corp.
3.29%, 08/08/05	270,203	270,031
Ticonderoga Funding LLC
3.29%, 08/09/05	198,074	197,930
Tulip Funding Corp.
3.31%, 08/01/05	329,086	329,086
Windmill Funding Corp.
3.28%, 08/02/05	43,878	43,874

		8,651,808

FLOATING RATE NOTES (3)—4.40%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	408,066	408,069

American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	592,354	592,358
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	361,994	361,994
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	625,263	625,315
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	142,604	142,604
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	142,604	142,589
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	1,127,667	1,127,653
BMW US Capital LLC
3.36%, 07/14/06 (4)	219,390	219,390
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	745,928	745,877
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	601,130	601,089
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	54,848	54,848
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	767,867	767,866
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	658,171	658,151
DEPFA Bank PLC
3.42%, 03/15/06	219,390	219,390
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	416,842	416,857
Fairway Finance LLC
3.38%, 10/20/05	87,756	87,755
Fifth Third Bancorp
3.42%, 04/21/06 (4)	438,781	438,781
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	153,573	153,577
General Electric Capital Corp.
3.45%, 07/07/06	98,726	98,823
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	11,998	11,998
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	252,299	252,299
Hartford Life Global Funding Trust
3.38%, 07/15/06	219,390	219,390
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	658,171	658,170
HSBC Bank USA N.A.
3.45%, 05/04/06	76,787	76,834
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	987,257	987,257
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	230,354	230,353
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	855,623	855,731
Lothian Mortgages PLC
3.45%, 01/24/06	219,390	219,390
Marshall & Ilsley Bank
3.53%, 02/20/06	219,390	219,537
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	329,086	329,086
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	329,086	329,070
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	811,745	811,838

Nordea Bank AB
3.35%, 08/11/06 (4)	383,933	383,933
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	658,171	658,171
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	844,653	844,653
Principal Life Income Funding Trusts
3.21%, 05/10/06	164,543	164,550
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	622,520	622,364
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	120,665	120,653
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	1,252,720	1,252,745
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	219,390	219,390
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	340,055	339,987
Strips III LLC
3.51%, 07/24/06 (4) (5)	65,817	65,817
SunTrust Bank
3.63%, 04/28/06	329,086	329,086
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	533,119	533,080
Toronto-Dominion Bank
3.81%, 06/20/06	274,238	274,262
Toyota Motor Credit Corp.
3.32%, 04/10/06	98,726	98,725
UniCredito Italiano SpA
3.34%, 06/14/06	285,208	285,120
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	547,039	547,038
Wells Fargo & Co.
3.38%, 07/14/06 (4)	109,695	109,706
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	789,806	789,776
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	572,609	572,591
Winston Funding Ltd.
3.71%, 10/23/05 (4)	156,645	156,645
World Savings Bank
3.30%, 09/09/05	76,787	76,786

		21,509,017

MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	877,562	877,562
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	634,624	634,624
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	31,780	31,780
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	76,909	76,909

		1,620,875

REPURCHASE AGREEMENTS (3)—1.17%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,029,920 and an effective yield of 3.30%. (7)	$2,029,362	2,029,362
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,194,508 and an effective yield of 3.30%. (7)	2,193,905	2,193,905
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,481,293 and an effective yield of 3.30%. (7)	1,480,886	1,480,886

		5,704,153

TIME DEPOSITS (3)—2.03%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	329,086	329,085
BNP Paribas (New York)
3.03%, 08/23/05	87,756	87,756
Chase Bank USA N.A.
3.31%, 08/01/05	1,645,429	1,645,429
Dexia Bank
3.27%, 08/01/05	548,476	548,476
Fortis Bank NY
3.83% - 3.84%, 01/25/06	329,086	329,088
HBOS Treasury Services PLC
3.39%, 12/14/05	131,634	131,634
Key Bank N.A.
3.31%, 08/01/05	1,974,514	1,974,514
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	329,086	329,085
National Australia Bank Ltd.
3.31%, 08/01/05	334,211	334,211
Societe Generale
3.31%, 08/01/05	1,755,124	1,755,124
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	504,598	504,590
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	175,512	175,512
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	438,781	438,780
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	1,206,648	1,206,647
Wilmington Trust Corp.
3.30%, 08/05/05	164,543	164,543

		9,954,474

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,440,327)		47,440,327

TOTAL INVESTMENTS IN SECURITIES — 109.52% (Cost: $525,660,610) (8)		535,852,559
Other Assets, Less Liabilities — (9.52)%		(46,556,652)

NET ASSETS — 100.00%		$489,295,907

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $530,412,201. Net unrealized appreciation aggregated $5,440,358, of which $28,357,311 represented gross unrealized appreciation on securities and $22,916,953 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.86%
ADVERTISING—0.26%
ADVO Inc.	1,091	$38,349
Catalina Marketing Corp. (1)	1,793	42,906
Donnelley (R.H.) Corp. (2)	1,050	68,775
Getty Images Inc. (1) (2)	1,528	123,386
Harte-Hanks Inc.	1,833	49,858
Interpublic Group of Companies Inc. (1) (2)	14,478	180,975
Lamar Advertising Co. (1) (2)	2,812	123,756
Omnicom Group Inc.	6,166	523,308
ValueVision Media Inc. Class A (1) (2)	1,030	12,195

		1,163,508

AEROSPACE & DEFENSE—1.56%
AAR Corp. (1) (2)	1,047	18,813
Alliant Techsystems Inc. (2)	1,272	92,856
Armor Holdings Inc. (2)	1,066	43,578
Boeing Co. (The)	24,918	1,644,837
Curtiss-Wright Corp.	797	48,936
DRS Technologies Inc.	925	48,100
Engineered Support Systems Inc.	1,327	49,072
Esterline Technologies Corp. (2)	752	32,140
General Dynamics Corp.	5,656	651,515
Goodrich (B.F.) Co.	4,026	178,110
Kaman Corp. Class A	760	14,820
L-3 Communications Holdings Inc.	3,833	299,856
Lockheed Martin Corp.	11,818	737,443
Northrop Grumman Corp.	11,224	622,371
Raytheon Co.	15,222	598,681
Rockwell Collins Inc.	5,326	259,909
Titan Corp. (The) (2)	2,772	64,005
United Technologies Corp.	31,644	1,604,351

		7,009,393

AGRICULTURE—1.36%
Altria Group Inc.	68,945	4,616,557
Bunge Ltd.	3,758	230,704
Delta & Pine Land Co. (1)	1,196	31,993
Loews Corp. - Carolina Group	2,401	93,471
Monsanto Co.	9,004	606,599
Reynolds American Inc.	2,908	242,265
Universal Corp.	883	42,119
UST Inc.	5,552	255,503

		6,119,211

AIRLINES—0.14%
AirTran Holdings Inc. (1) (2)	3,037	34,743
Alaska Air Group Inc. (2)	898	31,412
AMR Corp. (1) (2)	5,261	73,917
Continental Airlines Inc. Class B (1) (2)	2,094	33,106

Delta Air Lines Inc. (1) (2)	3,748	11,094
JetBlue Airways Corp. (1) (2)	3,082	64,722
Northwest Airlines Corp. (1) (2)	2,397	11,146
SkyWest Inc.	2,070	42,952
Southwest Airlines Co.	23,711	336,459

		639,551

APPAREL—0.42%
Coach Inc. (2)	12,955	454,850
Jones Apparel Group Inc.	4,123	126,040
Kellwood Co. (1)	873	21,223
Liz Claiborne Inc.	3,607	150,087
Nike Inc. Class B	5,821	487,800
Phillips-Van Heusen Corp.	886	30,035
Polo Ralph Lauren Corp.	1,837	90,454
Quiksilver Inc. (2)	4,112	69,040
Reebok International Ltd. (1)	1,656	70,049
Russell Corp.	884	16,725
Stride Rite Corp.	1,515	21,210
Timberland Co. Class A (2)	1,765	58,916
Tommy Hilfiger Corp. (2)	2,860	38,095
Unifi Inc. (2)	1,961	8,491
VF Corp.	2,959	174,699
Wolverine World Wide Inc.	1,990	43,780

		1,861,494

AUTO MANUFACTURERS—0.39%
Ford Motor Co.	59,052	634,218
General Motors Corp. (1)	14,210	523,212
Navistar International Corp. (2)	2,119	72,364
Oshkosh Truck Corp.	1,163	98,622
PACCAR Inc.	5,848	422,343
Wabash National Corp.	901	19,381

		1,770,140

AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc.	1,406	38,735
ArvinMeritor Inc.	2,268	43,251
BorgWarner Inc.	1,810	105,288
Cooper Tire & Rubber Co.	2,199	44,244
Dana Corp.	5,102	80,152
Delphi Corp.	16,608	88,022
Goodyear Tire & Rubber Co. (The) (1) (2)	5,693	99,115
Johnson Controls Inc.	6,429	369,282
Lear Corp. (1)	2,326	99,483
Modine Manufacturing Co.	1,031	37,188
Proliance International Inc. (2)	242	1,522
Superior Industries International Inc. (1)	738	17,225
Visteon Corp.	4,509	40,130

		1,063,637

BANKS—6.13%
AMCORE Financial Inc.	902	28,539
Amegy Bancorporation Inc.	2,098	47,792
AmSouth Bancorp (1)	11,951	333,552
Associated Bancorp	3,916	133,379
Assurant Inc.	3,895	143,920
BancorpSouth Inc. (1)	2,505	58,316
Bank of America Corp.	135,641	5,913,948
Bank of Hawaii Corp.	1,774	91,095
Bank of New York Co. Inc. (The)	26,113	803,758
BB&T Corp.	18,401	769,530
Cathay General Bancorp	1,415	50,289

Chittenden Corp. (1)	1,470	43,056
Citizens Banking Corp. (1)	1,359	43,026
City National Corp.	1,523	111,286
Colonial BancGroup Inc. (The)	4,767	110,928
Comerica Inc.	5,719	349,431
Commerce Bancorp Inc. (1)	5,366	182,068
Commerce Bancshares Inc.	2,321	124,893
Compass Bancshares Inc.	4,173	201,180
Cullen/Frost Bankers Inc. (1)	1,777	89,028
East West Bancorp Inc.	1,748	60,306
Fifth Third Bancorp	15,787	680,420
First BanCorp (Puerto Rico) (1)	2,494	61,153
First Horizon National Corp.	4,109	167,606
First Marblehead Corp. (The) (1) (2)	1,144	39,754
First Midwest Bancorp Inc.	1,652	61,653
FirstMerit Corp.	2,568	72,649
FNB Corp. (Pennsylvania) (1)	1,606	31,719
Fremont General Corp.	2,242	54,794
Fulton Financial Corp. (1)	5,356	96,729
Genworth Financial Inc. Class A	7,568	237,332
Greater Bay Bancorp (1)	1,738	45,588
Hibernia Corp. Class A	5,292	178,975
Hudson United Bancorp	1,507	63,143
Huntington Bancshares Inc.	7,389	184,282
Investors Financial Services Corp. (1)	2,137	73,556
KeyCorp	13,648	467,308
M&T Bank Corp. (1)	2,748	298,185
Marshall & Ilsley Corp.	6,458	296,551
Mellon Financial Corp.	14,356	437,284
Mercantile Bankshares Corp.	2,748	152,899
National City Corp.	18,800	693,908
North Fork Bancorp Inc.	14,763	404,359
Northern Trust Corp.	6,558	333,146
Old National Bancorp	2,358	51,287
Pacific Capital Bancorp (1)	1,435	49,106
Park National Corp. (1)	386	43,935
PNC Financial Services Group	9,838	539,319
Popular Inc. (1)	8,228	212,282
Provident Bankshares Corp.	1,225	41,650
Regions Financial Corp. (1)	15,545	522,934
Republic Bancorp Inc. (1)	2,103	31,124
Sky Financial Group Inc. (1)	3,581	101,987
South Financial Group Inc. (The)	2,332	67,535
State Street Corp.	11,313	562,709
Sterling Bancshares Inc.	1,512	23,754
SunTrust Banks Inc.	12,045	875,912
Susquehanna Bancshares Inc.	1,664	44,628
SVB Financial Group (1) (2)	1,228	63,046
Synovus Financial Corp.	8,610	254,598
TCF Financial Corp. (1)	4,327	118,863
TD Banknorth Inc.	2,881	85,796
Texas Regional Bancshares Inc. Class A	1,526	45,261
TrustCo Bank Corp. NY (1)	2,357	31,419
Trustmark Corp.	1,789	51,130
U.S. Bancorp	62,582	1,881,215
UCBH Holdings Inc. (1)	2,928	53,495
UnionBanCal Corp.	1,883	134,333
United Bancshares Inc.	1,348	50,968
Valley National Bancorp (1)	3,637	85,651
W Holding Co. Inc.	4,287	45,828
Wachovia Corp.	53,215	2,680,972
Wells Fargo & Co.	56,845	3,486,872
Westamerica Bancorp (1)	1,084	59,349

Whitney Holding Corp.	2,013	66,671
Wilmington Trust Corp.	2,270	85,148
Zions Bancorporation	3,044	217,585

		27,488,675

BEVERAGES—1.85%
Anheuser-Busch Companies Inc.	26,050	1,155,317
Brown-Forman Corp. Class B	1,328	77,622
Coca-Cola Co. (The)	74,546	3,262,133
Coca-Cola Enterprises Inc.	8,383	197,000
Constellation Brands Inc. (2)	6,490	177,826
Molson Coors Brewing Co. Class B	2,311	144,900
Pepsi Bottling Group Inc.	5,155	150,320
PepsiAmericas Inc.	2,161	55,711
PepsiCo Inc.	56,445	3,077,946

		8,298,775

BIOTECHNOLOGY—1.71%
Affymetrix Inc. (1) (2)	2,022	94,407
Alexion Pharmaceuticals Inc. (2)	883	22,993
Amgen Inc. (2)	42,564	3,394,479
Applera Corp. - Celera Genomics Group (2)	2,387	29,456
Biogen Idec Inc. (2)	11,297	443,859
Bio-Rad Laboratories Inc. Class A (1) (2)	489	29,355
Cambrex Corp.	891	17,526
Celgene Corp. (2)	5,566	266,333
Cell Genesys Inc. (1) (2)	1,203	7,230
Charles River Laboratories International Inc. (2)	1,954	95,160
Chiron Corp. (2)	3,761	136,261
CuraGen Corp. (1) (2)	1,348	8,546
Enzo Biochem Inc. (1) (2)	829	13,911
Enzon Pharmaceuticals Inc. (2)	1,491	11,749
Genentech Inc. (2)	15,543	1,388,456
Genzyme Corp. (2)	8,504	632,783
Human Genome Sciences Inc. (1) (2)	4,365	63,947
ICOS Corp. (1) (2)	1,956	49,311
Incyte Corp. (1) (2)	3,186	25,392
InterMune Inc. (1) (2)	1,046	15,826
Invitrogen Corp. (2)	1,774	152,156
Lexicon Genetics Inc. (2)	1,915	10,705
Martek Biosciences Corp. (1) (2)	1,052	45,857
Maxygen Inc. (2)	1,039	9,299
MedImmune Inc. (2)	8,378	238,019
Millennium Pharmaceuticals Inc. (2)	10,202	105,387
Millipore Corp. (2)	1,647	100,912
Myriad Genetics Inc. (2)	1,003	17,653
Nektar Therapeutics (2)	2,965	55,623
Protein Design Labs Inc. (2)	3,559	81,110
Regeneron Pharmaceuticals Inc. (1) (2)	1,179	11,366
Savient Pharmaceuticals Inc. (1) (2)	1,940	8,730
Telik Inc. (1) (2)	1,920	32,640
Vertex Pharmaceuticals Inc. (2)	2,911	46,430

		7,662,867

BUILDING MATERIALS—0.35%
American Standard Companies Inc.	6,017	266,433
Eagle Materials Inc. (1)	316	32,453
Eagle Materials Inc. Class B	313	31,194
ElkCorp	601	20,013
Florida Rock Industries Inc. (1)	1,722	94,521
Lafarge North America Inc.	1,042	72,711
Martin Marietta Materials Inc.	1,576	114,559
Masco Corp.	14,681	497,833

Simpson Manufacturing Co. Inc.	1,117	42,803
Texas Industries Inc.	745	54,854
USG Corp. (1) (2)	1,070	52,323
Vulcan Materials Co.	3,146	220,975
York International Corp.	1,341	57,301

		1,557,973

CHEMICALS—1.54%
Air Products & Chemicals Inc.	7,157	427,702
Airgas Inc.	2,249	66,345
Albemarle Corp.	1,200	45,720
Ashland Inc.	2,433	149,508
Cabot Corp.	2,078	71,878
Cabot Microelectronics Corp. (1) (2)	894	26,883
Chemtura Corp.	7,882	124,063
Cytec Industries Inc. (1)	1,185	53,775
Dow Chemical Co. (The)	31,965	1,532,722
Du Pont (E.I.) de Nemours and Co.	33,293	1,420,945
Eastman Chemical Co.	2,652	146,894
Ecolab Inc.	6,291	211,252
Engelhard Corp.	4,217	120,986
Ferro Corp. (1)	1,472	33,120
FMC Corp. (2)	1,169	70,701
Fuller (H.B.) Co.	916	31,629
Georgia Gulf Corp.	1,184	37,568
Hercules Inc. (2)	3,451	48,314
Huntsman Corp. (2)	2,214	51,564
International Flavors & Fragrances Inc.	2,934	111,257
Lubrizol Corp.	2,214	97,416
Lyondell Chemical Co.	6,257	174,821
MacDermid Inc.	875	28,962
Minerals Technologies Inc. (1)	725	45,124
Mosaic Co. (The) (1) (2)	4,223	73,480
Olin Corp.	2,358	43,269
OM Group Inc. (2)	911	21,345
PPG Industries Inc.	5,774	375,483
Praxair Inc.	10,926	539,635
Rohm & Haas Co.	4,899	225,648
RPM International Inc. (1)	3,912	73,350
Schulman (A.) Inc.	1,077	20,334
Sensient Technologies Corp.	1,500	28,515
Sherwin-Williams Co. (The)	3,865	184,013
Sigma-Aldrich Corp.	1,939	124,406
Valspar Corp. (The)	1,646	80,753
Wellman Inc.	1,194	9,958

		6,929,338

COAL—0.16%
Arch Coal Inc.	2,073	117,995
CONSOL Energy Inc.	3,048	205,313
Massey Energy Co.	2,553	110,417
Peabody Energy Corp.	4,366	287,021

		720,746

COMMERCIAL SERVICES—1.43%
Accenture Ltd. (2)	15,079	377,578
ADESA Inc.	2,990	72,358
Albany Molecular Research Inc. (2)	749	11,624
Alliance Data Systems Corp. (2)	1,515	64,494
Apollo Group Inc. Class A (2)	5,099	383,190
ARAMARK Corp. Class B	3,743	104,205
Arbitron Inc.	1,045	43,367
Banta Corp.	894	42,680

BearingPoint Inc. (1) (2)	5,207	42,749
Block (H & R) Inc.	5,157	293,743
Bowne & Co. Inc.	1,207	16,548
Career Education Corp. (2)	3,325	128,977
Cendant Corp.	35,317	754,371
Chemed Corp.	836	35,948
ChoicePoint Inc. (2)	2,973	129,623
Convergys Corp. (2)	4,817	70,087
Corinthian Colleges Inc. (1) (2)	3,030	41,602
Corporate Executive Board Co. (The)	1,441	116,260
Corrections Corp. of America (2)	1,217	45,747
Deluxe Corp.	1,772	70,880
DeVry Inc. (1) (2)	2,087	41,510
Donnelley (R.R.) & Sons Co.	7,360	265,328
Education Management Corp. (2)	2,197	76,346
Equifax Inc.	4,576	166,566
Forrester Research Inc. (2)	581	11,463
FTI Consulting Inc. (2)	1,483	35,740
Hewitt Associates Inc. Class A (2)	1,433	39,766
Hudson Highland Group Inc. (2)	556	11,554
Interactive Data Corp.	1,202	25,747
Iron Mountain Inc. (1) (2)	3,787	129,856
ITT Educational Services Inc. (1) (2)	1,495	76,619
Laureate Education Inc. (2)	1,479	66,999
Manpower Inc.	3,046	145,599
McKesson Corp.	9,332	419,940
MoneyGram International Inc.	3,137	66,002
Moody’s Corp.	8,657	409,563
MPS Group Inc. (1) (2)	3,461	41,047
Navigant Consulting Inc. (2)	1,418	28,360
NCO Group Inc. (1) (2)	1,149	23,417
PAREXEL International Corp. (2)	906	18,002
Paychex Inc.	11,300	394,483
Pharmaceutical Product Development Inc. (2)	1,658	94,887
PHH Corp. (2)	1,712	48,433
Pre-Paid Legal Services Inc. (1)	478	22,586
PRG-Schultz International Inc. (2)	2,104	6,649
Quanta Services Inc. (2)	3,225	33,927
Rent-A-Center Inc. (2)	2,498	52,683
Resources Connection Inc. (1) (2)	1,740	52,200
Robert Half International Inc.	5,681	192,529
Service Corp. International	10,529	91,286
ServiceMaster Co. (The) (1)	10,031	137,826
Sotheby’s Holdings Inc. Class A (2)	1,499	22,500
Spherion Corp. (2)	1,940	15,326
Stewart Enterprises Inc. Class A	3,155	23,694
Strayer Education Inc.	457	44,983
TeleTech Holdings Inc. (1) (2)	1,217	9,919
United Rentals Inc. (1) (2)	2,400	44,640
Valassis Communications Inc. (2)	1,657	65,534
Viad Corp.	783	24,077
Weight Watchers International Inc. (1) (2)	1,380	78,412

		6,402,029

COMPUTERS—3.85%
Advanced Digital Information Corp. (2)	2,115	16,878
Affiliated Computer Services Inc. Class A (1) (2)	4,114	205,577
Agilysys Inc.	1,185	22,918
Anteon International Corp. (2)	1,001	46,997
Apple Computer Inc. (2)	27,402	1,168,695
BISYS Group Inc. (The) (2)	4,061	63,880
Brocade Communications Systems Inc. (2)	8,865	39,715
CACI International Inc. Class A (2)	987	64,935

Cadence Design Systems Inc. (2)	9,173	147,594
Ceridian Corp. (2)	4,959	103,792
CIBER Inc. (1) (2)	1,936	15,140
Cognizant Technology Solutions Corp. (2)	4,452	218,504
Computer Sciences Corp. (2)	6,340	290,245
Dell Inc. (2)	73,358	2,968,798
Diebold Inc. (1)	2,414	119,928
DST Systems Inc. (2)	2,167	109,997
Echelon Corp. (2)	1,204	10,126
Electronic Data Systems Corp. (1)	17,029	350,287
Electronics For Imaging Inc. (1) (2)	1,801	37,947
EMC Corp. (2)	81,430	1,114,777
FactSet Research Systems Inc. (1)	1,234	45,263
Gateway Inc. (2)	7,901	31,446
Henry (Jack) & Associates Inc.	2,539	48,901
Hewlett-Packard Co.	97,453	2,399,293
Hutchinson Technology Inc. (1) (2)	896	29,828
Imation Corp.	1,220	52,887
InFocus Corp. (2)	1,348	4,826
Intergraph Corp. (1) (2)	977	37,155
International Business Machines Corp. (1)	55,914	4,666,582
Iomega Corp. (1) (2)	1,639	4,999
Kronos Inc. (2)	1,091	51,277
Lexar Media Inc. (1) (2)	2,304	11,359
Lexmark International Inc. (2)	4,387	275,065
Maxtor Corp. (2)	8,581	50,628
McDATA Corp. Class A (2)	4,208	20,367
Mentor Graphics Corp. (1) (2)	2,591	24,122
Mercury Computer Systems Inc. (2)	743	20,581
MICROS Systems Inc. (2)	1,218	52,313
M-Systems Flash Disk Pioneers Ltd. (2)	1,034	26,729
National Instruments Corp. (1)	1,741	47,790
NCR Corp. (2)	6,202	215,271
Network Appliance Inc. (1) (2)	12,236	312,140
Palm Inc. (1) (2)	1,334	38,072
Perot Systems Corp. Class A (2)	2,391	33,665
Quantum Corp. (1) (2)	5,544	15,412
RadiSys Corp. (1) (2)	586	10,161
Reynolds & Reynolds Co. (The) Class A	2,215	61,976
SanDisk Corp. (2)	6,235	210,868
Seagate Technology	7,072	136,985
Silicon Graphics Inc. (1) (2)	6,164	4,376
Silicon Storage Technology Inc. (2)	2,847	13,438
Storage Technology Corp. (2)	3,748	137,664
Sun Microsystems Inc. (2)	110,856	425,687
SunGard Data Systems Inc. (2)	9,749	349,892
Synopsys Inc. (2)	4,909	90,866
Unisys Corp. (2)	11,086	71,726
Western Digital Corp. (2)	6,856	102,771

		17,249,111

COSMETICS & PERSONAL CARE—2.03%
Alberto-Culver Co.	2,699	121,779
Avon Products Inc.	15,797	516,720
Colgate-Palmolive Co.	17,582	930,791
Estee Lauder Companies Inc. Class A	4,415	172,803
Gillette Co. (The)	30,299	1,626,147
Kimberly-Clark Corp.	16,142	1,029,214
Procter & Gamble Co.	84,731	4,713,586

		9,111,040

DISTRIBUTION & WHOLESALE—0.25%
CDW Corp.	2,159	133,858
Fastenal Co. (1)	2,350	154,254
Genuine Parts Co.	5,971	273,412
Grainger (W.W.) Inc.	2,742	170,881
Hughes Supply Inc.	2,170	61,671
Ingram Micro Inc. Class A (2)	4,306	80,264
Owens & Minor Inc. (1)	1,197	35,479
SCP Pool Corp. (1)	1,761	64,171
Tech Data Corp. (2)	1,931	74,884
United Stationers Inc. (2)	1,194	61,909

		1,110,783

DIVERSIFIED FINANCIAL SERVICES—6.77%
Affiliated Managers Group Inc. (1) (2)	1,058	75,435
American Express Co.	37,071	2,038,905
AmeriCredit Corp. (2)	5,121	136,833
Ameritrade Holding Corp. (2)	9,216	179,988
Bear Stearns Companies Inc. (The)	3,665	374,233
Capital One Financial Corp.	8,357	689,453
CapitalSource Inc. (1) (2)	2,277	44,584
Chicago Mercantile Exchange Holdings Inc.	918	276,364
CIT Group Inc.	7,106	313,659
Citigroup Inc.	174,061	7,571,654
Countrywide Financial Corp.	18,890	680,040
Doral Financial Corp.	3,123	48,188
E*TRADE Financial Corp. (2)	12,451	193,115
Eaton Vance Corp.	4,305	105,774
Edwards (A.G.) Inc. (1)	2,715	120,275
Federal Home Loan Mortgage Corp.	23,134	1,463,920
Federal National Mortgage Association	32,441	1,812,154
Federated Investors Inc. Class B	3,192	101,952
Franklin Resources Inc.	4,719	381,390
Friedman, Billings, Ramsey Group Inc. Class A (1)	4,898	68,866
Goldman Sachs Group Inc. (The)	13,807	1,483,976
IndyMac Bancorp Inc.	2,106	91,843
Investment Technology Group Inc. (2)	1,387	35,535
Janus Capital Group Inc. (1)	7,620	114,452
Jefferies Group Inc.	1,678	69,352
JP Morgan Chase & Co.	119,672	4,205,274
Knight Capital Group Inc. Class A (2)	3,639	28,748
LaBranche & Co. Inc. (2)	1,789	13,579
Legg Mason Inc.	3,536	361,202
Lehman Brothers Holdings Inc.	9,277	975,291
MBNA Corp.	37,976	955,476
Merrill Lynch & Co. Inc.	28,616	1,682,048
Morgan Stanley	33,243	1,763,541
Piper Jaffray Companies Inc. (2)	648	22,298
Providian Financial Corp. (2)	10,041	189,775
Raymond James Financial Inc.	2,039	60,864
Schwab (Charles) Corp. (The)	37,676	516,161
SLM Corp. (1)	14,155	728,841
SWS Group Inc.	603	11,246
T. Rowe Price Group Inc.	4,355	288,954
W.P. Stewart & Co. Ltd. (1)	910	21,785
Waddell & Reed Financial Inc. Class A	2,687	52,208

		30,349,231

ELECTRIC—3.18%
AES Corp. (The) (2)	21,781	349,585
Allegheny Energy Inc. (1) (2)	5,427	154,670
ALLETE Inc.	897	43,343
Alliant Energy Corp.	3,831	111,482
Ameren Corp.	6,490	360,974
American Electric Power Co. Inc.	13,310	515,097

Aquila Inc. (2)	7,924	29,477
Avista Corp.	1,659	31,587
Black Hills Corp.	1,046	41,714
Calpine Corp. (1) (2)	14,106	46,832
CenterPoint Energy Inc.	9,306	127,864
Cinergy Corp.	6,272	276,909
Cleco Corp.	1,638	36,822
CMS Energy Corp. (2)	7,294	115,537
Consolidated Edison Inc.	8,149	392,456
Constellation Energy Group Inc.	5,883	354,215
Dominion Resources Inc.	11,432	844,368
DPL Inc. (1)	3,920	108,192
DTE Energy Co.	5,878	276,266
Duke Energy Corp. (1)	29,799	880,262
Duquesne Light Holdings Inc. (1)	2,685	52,089
Edison International	10,062	411,335
El Paso Electric Co. (2)	1,387	30,015
Energy East Corp. (1)	4,964	138,347
Entergy Corp.	7,116	554,621
Exelon Corp.	22,239	1,190,231
FirstEnergy Corp.	11,087	551,911
FPL Group Inc.	12,184	525,374
Great Plains Energy Inc. (1)	2,479	80,468
Hawaiian Electric Industries Inc. (1)	2,846	76,643
IDACORP Inc. (1)	1,346	42,332
MDU Resources Group Inc. (1)	3,686	113,160
NiSource Inc.	8,989	218,343
Northeast Utilities	4,470	96,463
NRG Energy Inc. (2)	2,818	108,070
NSTAR	3,602	109,249
OGE Energy Corp.	2,972	90,289
Pepco Holdings Inc.	6,282	149,951
PG&E Corp.	12,427	467,628
Pinnacle West Capital Corp.	3,265	149,537
PNM Resources Inc.	1,836	53,960
PPL Corp.	6,311	388,631
Progress Energy Inc. (1)	8,322	371,244
Public Service Enterprise Group Inc.	7,953	511,378
Puget Energy Inc.	3,518	82,251
Reliant Energy Inc. (2)	9,870	130,876
SCANA Corp.	3,460	145,424
Sierra Pacific Resources Corp. (1) (2)	3,975	51,596
Southern Co. (The) (1)	24,915	871,776
TECO Energy Inc. (1)	6,605	125,231
TXU Corp.	7,609	659,244
UniSource Energy Corp.	1,192	38,442
Westar Energy Inc.	3,022	73,525
Wisconsin Energy Corp.	3,914	157,147
WPS Resources Corp. (1)	1,181	68,215
Xcel Energy Inc. (1)	13,492	261,880

		14,244,528

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
American Power Conversion Corp.	6,304	177,205
AMETEK Inc.	2,384	98,221
Artesyn Technologies Inc. (2)	1,355	12,534
Belden CDT Inc. (1)	1,530	33,966
C&D Technologies Inc.	908	9,144
Emerson Electric Co.	14,063	925,345
Energizer Holdings Inc. (2)	2,377	151,890
General Cable Corp. (2)	1,057	17,546
GrafTech International Ltd. (2)	3,311	17,184
Hubbell Inc. Class B	1,660	75,364

Littelfuse Inc. (2)	744	21,494
Molex Inc.	1,928	54,447
Molex Inc. Class A (1)	2,463	63,373
Power-One Inc. (2)	2,401	11,813

		1,669,526

ELECTRONICS—0.83%
Agilent Technologies Inc. (2)	16,654	437,001
Amphenol Corp. Class A	2,843	126,627
Applera Corp. - Applied Biosystems Group	6,756	140,660
Arrow Electronics Inc. (2)	3,861	115,907
Avnet Inc. (2)	4,178	109,380
AVX Corp. (1)	1,947	26,596
Benchmark Electronics Inc. (1) (2)	1,333	42,656
Checkpoint Systems Inc. (2)	1,189	20,546
Coherent Inc. (2)	1,044	35,538
CTS Corp.	1,045	12,895
Cymer Inc. (2)	1,201	41,675
Dionex Corp. (2)	758	34,989
Electro Scientific Industries Inc. (1) (2)	910	20,020
Fisher Scientific International Inc. (2)	3,887	260,623
Flextronics International Ltd. (2)	18,799	254,538
FLIR Systems Inc. (1) (2)	2,298	75,581
Garmin Ltd. (1)	1,949	106,981
Gentex Corp. (1)	5,102	90,918
Jabil Circuit Inc. (2)	6,069	189,292
KEMET Corp. (2)	3,008	25,207
Methode Electronics Inc.	1,221	15,433
Mettler Toledo International Inc. (2)	1,440	75,600
Molecular Devices Corp. (2)	598	12,719
Orbotech Ltd. (1) (2)	1,055	26,111
Park Electrochemical Corp.	601	15,830
Parker Hannifin Corp.	4,047	265,969
PerkinElmer Inc.	4,196	88,032
Photon Dynamics Inc. (1) (2)	600	11,361
Plexus Corp. (1) (2)	1,489	21,486
Sanmina-SCI Corp. (2)	16,977	81,150
Solectron Corp. (2)	31,574	121,244
Symbol Technologies Inc.	8,040	93,586
Taser International Inc. (1) (2)	1,772	17,224
Technitrol Inc.	1,201	15,541
Tektronix Inc.	3,035	76,057
Thermo Electron Corp. (2)	5,379	160,617
Thomas & Betts Corp. (2)	1,951	65,885
Trimble Navigation Ltd. (2)	1,624	63,271
Varian Inc. (1) (2)	1,197	44,852
Vishay Intertechnology Inc. (2)	8,494	119,086
Waters Corp. (2)	3,937	178,267

		3,736,951

ENERGY - ALTERNATE SOURCES—0.00%
FuelCell Energy Inc. (1) (2)	1,196	11,840

		11,840

ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. (2)	1,654	40,358
EMCOR Group Inc. (2)	581	29,922
Fluor Corp.	2,836	180,937
Granite Construction Inc.	1,210	41,406
Insituform Technologies Inc. Class A (1) (2)	899	17,306
Jacobs Engineering Group Inc. (1) (2)	1,885	110,989
McDermott International Inc. (2)	2,106	49,891
Shaw Group Inc. (The) (1) (2)	2,789	53,326

		524,135

ENTERTAINMENT—0.19%
Alliance Gaming Corp. (1) (2)	1,446	22,138
Argosy Gaming Co. (2)	845	39,538
DreamWorks Animation SKG Inc. Class A (2)	1,620	38,151
Gaylord Entertainment Co. (2)	1,227	58,822
GTECH Holdings Corp.	3,872	116,005
International Game Technology Inc.	11,594	317,212
International Speedway Corp. Class A	887	51,570
Macrovision Corp. (2)	1,827	39,883
Penn National Gaming Inc. (2)	2,109	75,397
Pinnacle Entertainment Inc. (2)	1,164	25,142
Scientific Games Corp. Class A (1) (2)	2,095	57,361
Six Flags Inc. (2)	3,292	17,283

		858,502

ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc. (1) (2)	6,828	58,584
Casella Waste Systems Inc. Class A (2)	769	10,389
Mine Safety Appliances Co. (1)	919	44,939
Republic Services Inc.	4,088	148,190
Stericycle Inc. (2)	1,504	87,412
Tetra Tech Inc. (1) (2)	1,983	29,805
Waste Connections Inc. (2)	1,681	60,516
Waste Management Inc.	19,066	536,136

		975,971

FOOD—1.67%
Albertson’s Inc. (1)	10,824	230,659
American Italian Pasta Co. Class A (1)	607	12,777
Archer-Daniels-Midland Co.	20,063	460,245
Campbell Soup Co.	8,639	266,513
Chiquita Brands International Inc. (1)	1,357	40,954
ConAgra Foods Inc.	17,768	403,511
Corn Products International Inc.	2,380	57,287
Dean Foods Co. (2)	5,010	178,857
Del Monte Foods Co. (2)	7,012	78,815
Dreyer’s Grand Ice Cream Holdings Inc.	951	77,687
Flowers Foods Inc.	2,014	50,733
General Mills Inc.	11,934	565,672
Hain Celestial Group Inc. (1) (2)	1,034	20,504
Heinz (H.J.) Co.	11,856	436,064
Hershey Co. (The)	5,782	369,296
Hormel Foods Corp.	2,561	75,831
Kellogg Co.	7,959	360,622
Kraft Foods Inc. (1)	8,790	268,535
Kroger Co. (2)	24,656	489,422
McCormick & Co. Inc. NVS	3,798	132,094
Performance Food Group Co. (1) (2)	1,518	45,586
Ralcorp Holdings Inc.	1,048	45,064
Safeway Inc.	15,101	366,954
Sara Lee Corp.	26,595	530,038
Smithfield Foods Inc. (2)	3,030	79,144
Smucker (J.M.) Co. (The) (1)	1,937	92,143
SUPERVALU Inc.	4,649	164,575
Sysco Corp.	21,364	770,386
Tootsie Roll Industries Inc. (1)	808	25,282
TreeHouse Foods Inc. (2)	1,002	30,641
Tyson Foods Inc. Class A	8,109	151,152
Whole Foods Market Inc. (1)	2,131	290,903
Wild Oats Markets Inc. (2)	756	10,153
Wrigley (William Jr.) Co.	4,645	330,445

		7,508,544

FOREST PRODUCTS & PAPER—0.43%
Bowater Inc.	1,947	65,828
Caraustar Industries Inc. (1) (2)	1,050	12,569
Georgia-Pacific Corp.	7,670	261,931
International Paper Co.	16,363	517,071
Louisiana-Pacific Corp.	3,299	88,479
MeadWestvaco Corp.	6,807	198,901
Neenah Paper Inc.	507	16,706
Pope & Talbot Inc.	442	4,950
Potlatch Corp.	1,040	60,112
Temple-Inland Inc.	3,770	150,008
Wausau Paper Corp.	1,461	18,379
Weyerhaeuser Co.	8,051	555,358

		1,950,292

GAS—0.32%
AGL Resources Inc.	2,520	96,894
Atmos Energy Corp.	2,550	74,358
Energen Corp.	2,102	73,780
KeySpan Corp.	5,388	219,238
New Jersey Resources Corp.	868	41,022
Nicor Inc.	1,495	61,026
Northwest Natural Gas Co. (1)	902	34,808
ONEOK Inc.	3,248	113,518
Peoples Energy Corp.	1,201	51,823
Piedmont Natural Gas Co. (1)	2,228	55,076
Sempra Energy	6,840	290,700
Southern Union Co. (1) (2)	3,156	80,289
UGI Corp.	3,462	101,575
Vectren Corp.	2,692	78,014
WGL Holdings Inc. (1)	1,646	56,705

		1,428,826

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	2,744	247,811
Kennametal Inc.	1,237	58,795
Regal-Beloit Corp. (1)	722	22,743
Snap-On Inc.	1,778	65,217
Stanley Works (The)	2,947	144,197

		538,763

HEALTH CARE - PRODUCTS—3.65%
Advanced Medical Optics Inc. (1) (2)	2,139	88,918
Alcon Inc. (1)	2,644	302,870
American Medical Systems Holdings Inc. (2)	1,924	44,733
ArthroCare Corp. (1) (2)	758	27,720
Bard (C.R.) Inc.	3,493	233,297
Bausch & Lomb Inc.	1,784	151,016
Baxter International Inc.	20,668	811,632
Beckman Coulter Inc.	2,111	114,712
Becton, Dickinson & Co.	7,985	442,129
Biomet Inc.	7,829	298,520
Biosite Inc. (2)	525	28,920
Boston Scientific Corp. (2)	20,066	580,911
Cooper Companies Inc.	1,468	100,852
Cyberonics Inc. (2)	731	28,231
Cytyc Corp. (2)	3,771	94,124
Dade Behring Holdings Inc.	1,415	107,257
Datascope Corp.	458	15,435
DENTSPLY International Inc. (1)	2,406	134,135
Diagnostic Products Corp.	799	45,112

Edwards Lifesciences Corp. (2)	2,093	96,006
Gen-Probe Inc. (2)	1,689	74,468
Guidant Corp.	10,891	749,301
Haemonetics Corp. (2)	900	38,007
Henry Schein Inc. (2)	3,002	129,596
Hillenbrand Industries Inc.	1,942	99,838
IDEXX Laboratories Inc. (2)	1,194	75,771
Immucor Inc. (2)	1,636	44,941
INAMED Corp. (2)	1,198	86,759
Intuitive Surgical Inc. (2)	1,121	77,797
Invacare Corp.	1,042	43,920
Johnson & Johnson	99,656	6,373,998
Medtronic Inc.	40,533	2,186,350
Mentor Corp.	1,175	58,456
Oakley Inc.	894	16,700
Patterson Companies Inc. (2)	3,910	174,386
PolyMedica Corp.	916	32,170
PSS World Medical Inc. (1) (2)	2,395	35,015
ResMed Inc. (1) (2)	1,089	72,963
Respironics Inc. (2)	2,586	98,009
St. Jude Medical Inc. (2)	12,019	569,821
Steris Corp. (1)	2,405	65,344
Stryker Corp.	9,354	505,958
Sybron Dental Specialties Inc. (2)	1,354	49,760
TECHNE Corp. (2)	1,234	60,552
Varian Medical Systems Inc. (1) (2)	4,599	180,557
Ventana Medical Systems Inc. (1) (2)	975	41,886
Viasys Healthcare Inc. (2)	903	22,431
Zimmer Holdings Inc. (2)	8,254	679,799

		16,391,083

HEALTH CARE - SERVICES—1.87%
Aetna Inc.	9,874	764,248
American Healthways Inc. (1) (2)	996	44,392
AMERIGROUP Corp. (2)	1,662	57,588
Apria Healthcare Group Inc. (2)	1,672	56,397
Beverly Enterprises Inc. (2)	3,454	43,831
Centene Corp. (2)	1,514	44,360
Community Health Systems Inc. (2)	2,924	112,896
Covance Inc. (2)	2,095	103,807
Coventry Health Care Inc. (2)	3,561	251,870
DaVita Inc. (2)	3,331	157,356
HCA Inc. (1)	14,016	690,288
Health Management Associates Inc. Class A (1)	7,763	184,759
Health Net Inc. (2)	3,764	146,043
Humana Inc. (2)	5,360	213,596
Laboratory Corp. of America Holdings (2)	4,540	230,042
LifePoint Hospitals Inc. (2)	1,691	79,071
Lincare Holdings Inc. (2)	3,323	134,050
Manor Care Inc.	2,912	110,540
OCA Inc. (1) (2)	1,494	2,480
Odyssey Healthcare Inc. (1) (2)	1,167	17,143
PacifiCare Health Systems Inc. (2)	2,893	220,447
Pediatrix Medical Group Inc. (2)	752	58,972
Quest Diagnostics Inc.	5,292	271,691
Renal Care Group Inc. (2)	2,244	105,356
Sierra Health Services Inc. (1) (2)	817	55,098
Sunrise Senior Living Inc. (2)	599	31,747
Tenet Healthcare Corp. (1) (2)	15,883	192,820
Triad Hospitals Inc. (1) (2)	2,667	132,470
United Surgical Partners International Inc. (2)	1,060	38,171
UnitedHealth Group Inc.	42,434	2,219,298
Universal Health Services Inc. Class B	1,829	95,181

WellChoice Inc. (2)	1,063	70,158
WellPoint Inc. (2)	20,597	1,457,032

		8,393,198

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp. (1)	2,662	105,282
Walter Industries Inc. (1)	1,197	53,278

		158,560

HOME BUILDERS—0.59%
Beazer Homes USA Inc.	1,284	84,025
Centex Corp.	4,144	306,573
Champion Enterprises Inc. (2)	2,384	28,751
D.R. Horton Inc.	9,183	377,238
Fleetwood Enterprises Inc. (1) (2)	1,921	21,803
Hovnanian Enterprises Inc. Class A (1) (2)	1,184	83,685
KB Home	2,560	209,690
Lennar Corp. Class A	4,134	278,094
Lennar Corp. Class B (1)	320	20,029
M.D.C. Holdings Inc.	974	83,199
Meritage Homes Corp. (2)	786	73,059
Monaco Coach Corp. (1)	1,046	18,305
NVR Inc. (2)	192	180,096
Pulte Homes Inc.	3,545	331,883
Ryland Group Inc. (1)	1,591	128,553
Standard-Pacific Corp.	1,122	107,028
Thor Industries Inc. (1)	1,220	43,676
Toll Brothers Inc. (2)	3,727	206,550
WCI Communities Inc. (1) (2)	1,185	40,243
Winnebago Industries Inc. (1)	1,182	45,613

		2,668,093

HOME FURNISHINGS—0.15%
Ethan Allen Interiors Inc. (1)	1,211	39,963
Furniture Brands International Inc. (1)	1,792	34,335
Harman International Industries Inc.	2,231	191,754
La-Z-Boy Inc. (1)	1,770	23,665
Leggett & Platt Inc.	6,493	164,208
Maytag Corp.	2,587	43,643
Whirlpool Corp. (1)	2,301	184,034

		681,602

HOUSEHOLD PRODUCTS & WARES—0.31%
American Greetings Corp. Class A (1)	2,105	53,551
Avery Dennison Corp. (1)	3,292	186,558
Blyth Inc.	1,005	28,019
Church & Dwight Co. Inc. (1)	2,029	76,189
Clorox Co. (The)	5,183	289,471
Fortune Brands Inc.	4,816	455,353
Fossil Inc. (2)	1,365	32,473
Jarden Corp. (1) (2)	1,504	57,693
Scotts Miracle-Gro Co. (The) Class A (2)	721	56,526
Spectrum Brands Inc. (2)	1,087	33,697
Tupperware Corp. (1)	1,808	38,565
WD-40 Co.	586	16,836
Yankee Candle Co. Inc. (The)	1,537	46,571

		1,371,502

HOUSEWARES—0.07%
Newell Rubbermaid Inc.	9,344	232,385
Toro Co.	1,474	59,314

		291,699

INSURANCE—4.46%
ACE Ltd.	9,554	441,490
AFLAC Inc.	16,867	760,702
Allmerica Financial Corp. (2)	1,803	70,317
Allstate Corp. (The)	22,585	1,383,557
Ambac Financial Group Inc.	3,655	262,575
American Financial Group Inc.	1,352	45,752
American International Group Inc.	76,846	4,626,129
American National Insurance Co.	490	56,433
AmerUs Group Co. (1)	1,399	72,160
AON Corp.	8,635	219,674
Axis Capital Holdings Ltd.	3,207	92,362
Berkley (W.R.) Corp.	3,592	134,449
Brown & Brown Inc.	1,934	83,781
Chubb Corp.	6,411	569,425
CIGNA Corp.	4,448	474,824
Cincinnati Financial Corp. (1)	5,188	213,849
CNA Financial Corp. (1) (2)	1,034	31,030
Commerce Group Inc.	1,053	65,655
Conseco Inc. (2)	5,246	114,415
Delphi Financial Group Inc. Class A	909	44,096
Endurance Specialty Holdings Ltd.	1,614	62,946
Erie Indemnity Co. Class A (1)	916	49,775
Everest Re Group Ltd.	1,908	185,839
Fidelity National Financial Inc.	5,166	203,540
First American Corp.	2,737	120,291
Gallagher (Arthur J.) & Co.	3,151	87,881
Hartford Financial Services Group Inc.	9,993	805,136
HCC Insurance Holdings Inc. (1)	3,489	96,715
Hilb, Rogal & Hobbs Co. (1)	1,008	34,161
Horace Mann Educators Corp.	1,349	26,953
IPC Holdings Ltd. (1)	1,220	49,349
Jefferson-Pilot Corp. (1)	4,597	230,632
Lincoln National Corp. (1)	5,981	288,882
Loews Corp.	4,242	354,758
Markel Corp. (2)	295	99,120
Marsh & McLennan Companies Inc.	17,742	513,986
MBIA Inc.	4,555	276,671
Mercury General Corp.	902	52,054
MetLife Inc.	13,753	675,822
MGIC Investment Corp.	3,215	220,485
Montpelier Re Holdings Ltd.	1,815	65,195
Nationwide Financial Services Inc.	1,972	78,052
Ohio Casualty Corp.	1,950	49,823
Old Republic International Corp.	5,838	153,306
PartnerRe Ltd.	1,786	115,769
Philadelphia Consolidated Holding Corp. (2)	627	52,054
Phoenix Companies Inc. (1)	2,803	35,318
Platinum Underwriters Holdings Ltd. (1)	1,182	40,980
PMI Group Inc. (The)	3,258	133,415
Presidential Life Corp. (1)	751	13,830
Principal Financial Group Inc.	9,868	433,699
Progressive Corp. (The) (1)	5,927	590,863
Protective Life Corp.	2,235	97,357
Prudential Financial Inc.	17,439	1,166,669
Radian Group Inc.	2,910	150,098
Reinsurance Group of America Inc.	1,163	49,044
RenaissanceRe Holdings Ltd.	2,341	105,205
SAFECO Corp.	4,264	234,264
Selective Insurance Group Inc.	894	44,512
St. Paul Travelers Companies Inc.	22,471	989,173
StanCorp Financial Group Inc.	917	79,174
Torchmark Corp.	3,584	187,336

Transatlantic Holdings Inc.	923	54,632
Unitrin Inc.	1,508	80,301
UNUMProvident Corp.	9,759	186,885
White Mountains Insurance Group Ltd. (1)	261	166,779
Willis Group Holdings Ltd.	4,046	134,165
XL Capital Ltd. Class A	4,592	329,797

		20,015,366

INTERNET—1.68%
Agile Software Corp. (2)	1,506	9,774
Akamai Technologies Inc. (1) (2)	3,929	59,996
Amazon.com Inc. (2)	10,001	451,745
Ariba Inc. (2)	1,851	11,439
Avocent Corp. (2)	1,664	58,007
Check Point Software Technologies Ltd. (2)	6,025	135,743
CheckFree Corp. (1) (2)	2,284	77,336
CNET Networks Inc. (1) (2)	4,187	53,594
Digital River Inc. (1) (2)	1,076	43,013
E.piphany Inc. (2)	2,547	9,653
EarthLink Inc. (2)	4,322	41,189
eBay Inc. (2)	33,334	1,392,695
Entrust Inc. (2)	1,666	9,996
eResearch Technology Inc. (1) (2)	1,560	23,478
F5 Networks Inc. (2)	1,169	49,308
Google Inc. Class A (2)	3,850	1,107,876
IAC/InterActiveCorp (2)	19,454	519,422
InfoSpace Inc. (1) (2)	888	21,436
Internet Security Systems Inc. (2)	1,245	28,349
Interwoven Inc. (2)	1,385	10,969
Keynote Systems Inc. (2)	843	11,136
Macromedia Inc. (2)	2,446	98,207
MatrixOne Inc. (2)	1,499	7,405
McAfee Inc. (2)	5,224	164,034
Monster Worldwide Inc. (1) (2)	3,649	110,820
NetBank Inc.	1,647	15,367
NetFlix Inc. (1) (2)	887	16,463
Openwave Systems Inc. (1) (2)	2,157	40,012
PC-Tel Inc. (2)	599	5,535
Priceline.com Inc. (1) (2)	713	17,711
RealNetworks Inc. (2)	3,760	18,687
RSA Security Inc. (2)	2,249	29,125
S1 Corp. (2)	2,243	10,901
SonicWALL Inc. (2)	1,811	9,671
Stamps.com Inc. (1) (2)	764	13,691
Symantec Corp. (2)	40,262	884,556
TIBCO Software Inc. (2)	6,697	51,500
United Online Inc.	2,123	24,436
VeriSign Inc. (2)	8,556	225,108
Verity Inc. (2)	1,196	12,044
Vignette Corp. (2)	869	13,704
WatchGuard Technologies Inc. (2)	758	3,335
WebMD Corp. (2)	10,611	112,583
webMethods Inc. (2)	1,657	10,058
Websense Inc. (2)	707	35,237
Yahoo! Inc. (2)	43,758	1,458,892

		7,515,236

IRON & STEEL—0.17%
AK Steel Holding Corp. (1) (2)	3,607	33,257
Allegheny Technologies Inc.	2,591	75,320
Carpenter Technology Corp.	698	43,723
Cleveland-Cliffs Inc.	708	51,479
Nucor Corp.	4,844	268,600

Reliance Steel & Aluminum Co.	840	39,245
Ryerson Tull Inc. (1)	906	17,305
Steel Dynamics Inc.	1,579	50,781
United States Steel Corp. (1)	3,797	161,942

		741,652

LEISURE TIME—0.41%
Bally Total Fitness Holding Corp. (1) (2)	1,057	3,805
Brunswick Corp.	3,269	152,205
Callaway Golf Co. (1)	2,371	35,541
Carnival Corp.	14,328	750,787
Harley-Davidson Inc.	9,806	521,581
Multimedia Games Inc. (1) (2)	759	7,954
Nautilus Inc.	1,018	28,361
Polaris Industries Inc.	1,461	80,793
Royal Caribbean Cruises Ltd.	3,276	148,894
Sabre Holdings Corp.	4,565	87,648
WMS Industries Inc. (1) (2)	568	18,511

		1,836,080

LODGING—0.51%
Aztar Corp. (1) (2)	1,180	39,270
Boyd Gaming Corp. (1)	1,520	79,709
Harrah’s Entertainment Inc.	6,080	478,739
Hilton Hotels Corp.	12,181	301,480
La Quinta Corp. (2)	6,670	60,030
Marriott International Inc. Class A	6,190	423,829
MGM Mirage (2)	4,102	186,436
Starwood Hotels & Resorts Worldwide Inc.	7,297	462,046
Station Casinos Inc.	1,625	119,356
Wynn Resorts Ltd. (1) (2)	2,255	126,957

		2,277,852

MACHINERY—0.69%
AGCO Corp. (1) (2)	3,183	65,856
Albany International Corp. Class A	882	30,905
Astec Industries Inc. (2)	450	13,046
Briggs & Stratton Corp. (1)	1,636	61,137
Caterpillar Inc.	22,968	1,238,205
Cognex Corp.	1,349	45,016
Cummins Inc. (1)	1,287	109,961
Deere & Co.	8,274	608,387
Flowserve Corp. (2)	1,808	61,219
Graco Inc.	2,289	87,508
IDEX Corp.	1,675	73,164
Joy Global Inc.	2,508	103,004
Kadant Inc. (2)	460	10,511
Manitowoc Co. Inc. (The)	892	40,720
Nordson Corp.	890	29,699
Presstek Inc. (2)	1,067	13,466
Rockwell Automation Inc.	5,528	284,747
Stewart & Stevenson Services Inc.	905	20,951
Terex Corp. (2)	1,690	81,830
Unova Inc. (1) (2)	1,453	40,030
Zebra Technologies Corp. Class A (2)	2,397	93,483

		3,112,845

MANUFACTURING—4.85%
Actuant Corp. Class A (2)	878	40,853
Acuity Brands Inc.	1,351	39,422
AptarGroup Inc.	1,207	60,169
Brink’s Co. (The)	1,812	65,522
Carlisle Companies Inc. (1)	1,042	68,626

CLARCOR Inc.	1,742	54,350
Cooper Industries Ltd.	3,131	202,200
Crane Co.	1,705	53,111
Danaher Corp.	8,574	475,428
Donaldson Co. Inc.	2,446	79,691
Dover Corp.	6,878	283,786
Eastman Kodak Co. (1)	9,730	260,180
Eaton Corp.	5,100	333,234
General Electric Co.	354,893	12,243,809
Harsco Corp. (1)	1,356	81,699
Honeywell International Inc.	26,160	1,027,565
Illinois Tool Works Inc.	8,415	720,745
Ingersoll-Rand Co. Class A	5,896	460,890
ITT Industries Inc.	3,103	330,159
Jacuzzi Brands Inc. (2)	2,677	29,045
Lancaster Colony Corp.	849	37,551
Matthews International Corp. Class A	1,091	42,549
Pall Corp.	4,162	128,897
Pentair Inc.	3,328	133,686
Roper Industries Inc. (1)	1,390	106,683
SPX Corp. (1)	2,572	125,719
Teleflex Inc.	1,181	78,336
Textron Inc.	3,845	285,184
3M Co.	23,929	1,794,675
Tredegar Corp.	895	14,418
Trinity Industries Inc. (1)	1,325	49,091
Tyco International Ltd.	67,419	2,054,257

		21,761,530

MEDIA—3.54%
Belo (A.H.) Corp.	3,298	78,756
Cablevision Systems Corp. (2)	6,313	195,514
Charter Communications Inc. Class A (1) (2)	8,573	11,574
Clear Channel Communications Inc.	17,014	555,337
Comcast Corp. Class A (2)	42,201	1,296,837
Comcast Corp. Class A Special (2)	28,339	850,170
Cox Radio Inc. Class A (2)	1,191	18,758
Cumulus Media Inc. Class A (2)	1,801	22,729
Dex Media Inc.	3,585	90,163
DIRECTV Group Inc. (The) (1) (2)	30,643	471,902
Discovery Holding Co. Class A (2)	8,663	123,621
Dow Jones & Co. Inc. (1)	1,588	59,598
EchoStar Communications Corp.	7,287	209,283
Emmis Communications Corp. (1) (2)	1,638	33,628
Entercom Communications Corp. (1) (2)	1,660	52,655
Gannett Co. Inc.	8,581	626,070
Gemstar-TV Guide International Inc. (2)	9,070	27,936
Hearst-Argyle Television Inc.	881	22,087
Hollinger International Inc.	1,321	13,144
Insight Communications Co. Inc. (1) (2)	1,792	20,733
Knight Ridder Inc.	2,631	164,595
Lee Enterprises Inc.	1,194	51,115
Liberty Global Inc. Class A (2)	7,260	344,414
Liberty Media Corp. Class A (2)	86,634	761,513
McClatchy Co. (The) Class A	713	47,450
McGraw-Hill Companies Inc. (The)	12,574	578,530
Media General Inc. Class A	742	50,827
Meredith Corp.	1,320	65,340
New York Times Co. Class A (1)	4,829	152,210
News Corp. Class A	66,116	1,082,980
News Corp. Class B	18,627	322,992
Radio One Inc. Class D (2)	2,396	31,651
Readers Digest Association Inc. (The)	2,940	47,746

Scholastic Corp. (1) (2)	845	31,240
Scripps (E.W.) Co. Class A (1)	2,682	135,521
Sinclair Broadcast Group Inc. Class A	1,361	12,249
Sirius Satellite Radio Inc. (1) (2)	40,803	278,276
Time Warner Inc. (2)	147,761	2,514,892
Tribune Co.	7,050	257,325
Univision Communications Inc. Class A (1) (2)	8,488	240,041
Viacom Inc. Class A	1,238	41,634
Viacom Inc. Class B	46,632	1,561,706
Walt Disney Co. (The) (1)	68,623	1,759,494
Washington Post Co. (The) Class B	200	177,760
Westwood One Inc.	2,645	53,879
Wiley (John) & Sons Inc. Class A	1,299	55,662
XM Satellite Radio Holdings Inc. Class A (2)	7,234	257,747
Young Broadcasting Inc. Class A (2)	591	2,311

		15,861,595

METAL FABRICATE & HARDWARE—0.11%
Commercial Metals Co.	1,849	53,140
Kaydon Corp. (1)	1,050	32,403
Mueller Industries Inc.	1,091	31,944
Precision Castparts Corp.	2,191	197,146
Quanex Corp.	763	46,543
Timken Co. (The)	2,853	75,519
Worthington Industries Inc. (1)	2,534	44,801

		481,496

MINING—0.49%
Alcoa Inc.	29,227	819,817
Coeur d’Alene Mines Corp. (1) (2)	7,282	25,851
Freeport-McMoRan Copper & Gold Inc. (1)	5,921	238,498
Meridian Gold Inc. (2)	3,133	55,893
Newmont Mining Corp.	13,751	516,350
Owens-Illinois Inc. (2)	4,538	116,400
Phelps Dodge Corp.	3,161	336,488
RTI International Metals Inc. (2)	599	20,618
Stillwater Mining Co. (1) (2)	1,354	11,049
USEC Inc.	2,523	39,586

		2,180,550

OFFICE & BUSINESS EQUIPMENT—0.18%
IKON Office Solutions Inc. (1)	4,352	41,779
Imagistics International Inc. (2)	477	14,367
Pitney Bowes Inc.	7,793	347,412
Xerox Corp. (2)	32,014	422,905

		826,463

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (1)	2,379	75,961
HNI Corp. (1)	1,567	91,121
Interface Inc. Class A (2)	1,657	16,918
Steelcase Inc. Class A (1)	1,609	23,556

		207,556

OIL & GAS—7.24%
Amerada Hess Corp.	2,771	326,590
Anadarko Petroleum Corp.	7,542	666,336
Apache Corp.	11,027	754,247
Atwood Oceanics Inc. (2)	375	25,564
Burlington Resources Inc.	12,980	832,148
Cabot Oil & Gas Corp. (1)	1,579	63,981
Cheniere Energy Inc. (2)	1,490	50,645
Chesapeake Energy Corp.	10,594	276,609

Chevron Corp.	67,446	3,912,542
Cimarex Energy Co. (2)	2,734	114,664
ConocoPhillips	42,482	2,658,948
Denbury Resources Inc. (1) (2)	1,730	80,964
Devon Energy Corp.	14,930	837,424
Diamond Offshore Drilling Inc.	2,071	118,171
ENSCO International Inc.	5,079	205,090
EOG Resources Inc.	8,006	489,167
Exxon Mobil Corp.	216,560	12,722,900
Forest Oil Corp. (2)	1,725	77,211
GlobalSantaFe Corp.	7,317	329,192
Grey Wolf Inc. (2)	6,378	48,919
Helmerich & Payne Inc.	1,516	86,594
Houston Exploration Co. (2)	943	54,496
Kerr-McGee Corp.	3,558	285,387
Marathon Oil Corp.	12,169	710,183
Murphy Oil Corp.	5,862	310,920
Nabors Industries Ltd. (2)	5,373	351,663
Newfield Exploration Co. (2)	4,169	177,141
Noble Corp.	4,443	298,481
Noble Energy Inc.	2,904	239,609
Occidental Petroleum Corp.	13,402	1,102,717
Parker Drilling Co. (2)	3,448	25,515
Patterson-UTI Energy Inc.	5,642	185,227
Pioneer Natural Resources Co.	4,895	212,100
Plains Exploration & Production Co. (2)	2,482	95,681
Pogo Producing Co.	1,970	108,409
Premcor Inc.	2,061	157,955
Pride International Inc. (2)	5,121	133,248
Quicksilver Resources Inc. (1) (2)	1,783	75,528
Range Resources Corp.	2,885	88,108
Rowan Companies Inc.	3,453	117,954
Southwestern Energy Co. (2)	2,452	135,130
St. Mary Land & Exploration Co. (1)	1,783	56,343
Stone Energy Corp. (2)	897	47,729
Sunoco Inc.	2,316	291,191
Tesoro Corp.	2,218	106,952
Transocean Inc. (2)	10,752	606,735
Unit Corp. (2)	1,352	64,220
Unocal Corp.	8,897	576,970
Valero Energy Corp.	8,607	712,487
Vintage Petroleum Inc.	1,787	62,777
XTO Energy Inc.	11,657	409,044

		32,477,806

OIL & GAS SERVICES—1.17%
Baker Hughes Inc.	11,223	634,548
BJ Services Co.	5,403	329,529
Cal Dive International Inc. (1) (2)	1,204	71,301
Cooper Cameron Corp. (2)	1,901	134,933
Core Laboratories NV (2)	866	27,885
FMC Technologies Inc. (1) (2)	2,181	79,061
Global Industries Ltd. (2)	2,250	22,073
Grant Prideco Inc. (2)	3,950	126,795
Halliburton Co.	17,025	954,251
Hanover Compressor Co. (2)	2,219	32,264
Input/Output Inc. (1) (2)	2,571	18,614
Lone Star Technologies Inc. (2)	900	45,927
Maverick Tube Corp. (2)	1,358	45,045
National Oilwell Varco Inc. (2)	5,609	293,631
Newpark Resources Inc. (1) (2)	2,408	20,372
Oceaneering International Inc. (2)	755	32,390
Schlumberger Ltd.	19,764	1,655,037

Seacor Holdings Inc. (1) (2)	709	46,964
Smith International Inc.	3,548	241,051
Superior Energy Services Inc. (2)	2,571	54,865
Tidewater Inc.	1,801	72,706
Veritas DGC Inc. (2)	1,054	32,463
Weatherford International Ltd. (1) (2)	4,453	281,786

		5,253,491

PACKAGING & CONTAINERS—0.19%
Ball Corp.	3,413	129,523
Bemis Co. Inc.	3,544	95,688
Chesapeake Corp.	632	14,094
Crown Holdings Inc. (2)	5,530	87,319
Packaging Corp. of America	2,098	44,583
Pactiv Corp. (2)	5,048	111,157
Sealed Air Corp. (2)	2,868	152,176
Smurfit-Stone Container Corp. (1) (2)	8,603	104,354
Sonoco Products Co.	3,284	91,295

		830,189

PHARMACEUTICALS—5.53%
Abbott Laboratories	52,191	2,433,666
Abgenix Inc. (2)	2,559	26,537
Accelrys Inc. (2)	746	4,096
Accredo Health Inc. (2)	1,673	75,737
Alkermes Inc. (1) (2)	2,849	44,160
Allergan Inc.	4,425	395,462
Alpharma Inc. Class A	1,496	21,004
American Pharmaceutical Partners Inc. (2)	1,361	61,776
AmerisourceBergen Corp.	3,561	255,644
Amylin Pharmaceuticals Inc. (1) (2)	3,370	62,884
Andrx Corp. (2)	2,520	46,746
Barr Pharmaceuticals Inc. (2)	2,989	141,738
Bristol-Myers Squibb Co.	65,543	1,637,264
Cardinal Health Inc.	14,543	866,472
Caremark Rx Inc. (2)	15,339	683,813
Cell Therapeutics Inc. (1) (2)	2,139	5,882
Cephalon Inc. (2)	1,936	81,118
Cubist Pharmaceuticals Inc. (2)	1,531	26,165
CV Therapeutics Inc. (1) (2)	1,650	46,481
Endo Pharmaceuticals Holdings Inc. (2)	2,453	69,812
Express Scripts Inc. (2)	4,222	220,811
Forest Laboratories Inc. (2)	11,797	470,936
Gilead Sciences Inc. (2)	14,476	648,670
Hospira Inc. (2)	5,287	202,228
ImClone Systems Inc. (2)	2,287	79,359
Impax Laboratories Inc. (1) (2)	1,454	23,119
IVAX Corp. (2)	7,389	188,272
Kinetic Concepts Inc. (2)	1,640	98,351
King Pharmaceuticals Inc. (2)	8,106	90,382
Ligand Pharmaceuticals Inc. Class B (2)	2,364	18,439
Lilly (Eli) & Co.	32,410	1,825,331
Medarex Inc. (2)	4,218	41,126
Medco Health Solutions Inc. (2)	9,366	453,689
Medicines Co. (The) (1) (2)	1,480	32,308
Medicis Pharmaceutical Corp. Class A (1)	1,985	67,331
Merck & Co. Inc.	74,317	2,308,286
MGI Pharma Inc. (2)	2,442	66,667
Mylan Laboratories Inc.	8,163	141,710
Nabi Biopharmaceuticals (2)	1,690	25,333
NBTY Inc. (2)	2,151	52,054
Neurocrine Biosciences Inc. (2)	1,159	57,463
Noven Pharmaceuticals Inc. (1) (2)	764	12,919

NPS Pharmaceuticals Inc. (2)	1,328	14,435
Omnicare Inc.	3,439	158,538
Onyx Pharmaceuticals Inc. (1) (2)	1,059	24,834
OSI Pharmaceuticals Inc. (1) (2)	1,501	61,991
Par Pharmaceutical Companies Inc. (1) (2)	1,172	27,448
Perrigo Co. (1)	2,983	41,464
Pfizer Inc.	252,881	6,701,347
Priority Healthcare Corp. Class B (2)	1,193	32,796
Schering-Plough Corp. (1)	49,499	1,030,569
Sepracor Inc. (2)	3,459	181,079
Taro Pharmaceutical Industries Ltd. (2)	892	20,953
Trimeris Inc. (2)	573	7,770
United Therapeutics Inc. (2)	731	38,999
Valeant Pharmaceuticals International	3,059	60,354
VCA Antech Inc. (1) (2)	2,853	67,730
Vicuron Pharmaceuticals Inc. (2)	2,000	56,300
Watson Pharmaceuticals Inc. (2)	3,737	124,816
Wyeth	44,717	2,045,803

		24,808,467

PIPELINES—0.33%
Dynegy Inc. Class A (1) (2)	9,334	51,897
El Paso Corp.	20,893	250,716
Equitable Resources Inc.	2,001	142,171
Kinder Morgan Inc.	3,311	294,215
National Fuel Gas Co.	2,702	82,141
Questar Corp.	2,843	199,522
Western Gas Resources Inc.	2,045	81,882
Williams Companies Inc.	18,697	397,124

		1,499,668

REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A (2)	1,848	85,082
Forest City Enterprises Inc. Class A	2,044	73,564
Jones Lang LaSalle Inc. (2)	1,070	52,698
St. Joe Co. (The) (1)	2,368	192,732

		404,076

REAL ESTATE INVESTMENT TRUSTS—2.05%
Alexandria Real Estate Equities Inc. (1)	667	53,660
AMB Property Corp. (1)	2,861	131,577
American Financial Realty Trust (1)	4,552	65,549
Annaly Mortgage Management Inc. (1)	3,993	63,688
Apartment Investment & Management Co. Class A	3,195	140,580
Archstone-Smith Trust	6,675	283,688
Arden Realty Group Inc. (1)	2,243	89,563
AvalonBay Communities Inc. (1)	2,439	213,559
Boston Properties Inc. (1)	3,662	278,861
Brandywine Realty Trust	1,665	53,946
BRE Properties Inc. Class A	1,612	72,379
Camden Property Trust	1,733	95,800
Capital Automotive REIT (1)	1,557	61,143
CarrAmerica Realty Corp.	1,783	69,252
Catellus Development Corp.	2,948	106,305
CBL & Associates Properties Inc. (1)	2,024	92,861
CenterPoint Properties Trust	1,709	74,957
Colonial Properties Trust	1,355	64,254
Cousins Properties Inc.	1,354	44,140
Crescent Real Estate Equities Co. (1)	3,261	63,655
CRT Properties Inc.	884	24,416
Developers Diversified Realty Corp.	3,546	172,584
Duke Realty Corp.	4,651	157,948

Equity Inns Inc.	1,794	24,093
Equity Lifestyle Properties Inc.	619	27,279
Equity Office Properties Trust (1)	13,587	481,659
Equity Residential	9,391	379,396
Essex Property Trust Inc.	703	64,578
Federal Realty Investment Trust (1)	1,695	110,700
FelCor Lodging Trust Inc. (2)	1,484	23,076
First Industrial Realty Trust Inc. (1)	1,387	57,255
Gables Residential Trust	985	42,779
General Growth Properties Inc.	7,460	343,011
Glenborough Realty Trust Inc.	1,029	21,568
Health Care Property Investors Inc. (1)	4,568	127,264
Health Care REIT Inc.	1,714	67,017
Healthcare Realty Trust Inc. (1)	1,641	67,051
Highwoods Properties Inc.	1,806	57,160
Home Properties Inc.	1,081	49,488
Hospitality Properties Trust	2,182	96,881
Host Marriott Corp. (1)	10,902	203,322
HRPT Properties Trust	7,025	90,552
Impac Mortgage Holdings Inc. (1)	2,328	40,973
iStar Financial Inc.	3,715	158,965
Kilroy Realty Corp. (1)	866	45,119
Kimco Realty Corp. (1)	3,178	208,667
Liberty Property Trust	2,743	123,106
Macerich Co. (The)	2,004	140,721
Mack-Cali Realty Corp.	2,061	98,743
Meristar Hospitality Corp. (1) (2)	3,028	27,010
Mills Corp.	1,759	114,441
Nationwide Health Properties Inc.	2,090	52,417
New Century Financial Corp.	1,785	93,498
New Plan Excel Realty Trust Inc. (1)	3,454	94,571
Novastar Financial Inc. (1)	973	39,436
Pan Pacific Retail Properties Inc.	1,322	91,892
Pennsylvania Real Estate Investment Trust (1)	1,124	54,975
Plum Creek Timber Co. Inc.	6,265	237,130
Post Properties Inc.	1,226	48,930
Prentiss Properties Trust (1)	1,421	57,508
ProLogis	6,188	281,925
Public Storage Inc. (1)	2,990	199,583
Rayonier Inc. (1)	1,657	94,515
Realty Income Corp. (1)	2,485	62,100
Reckson Associates Realty Corp.	2,812	98,757
Redwood Trust Inc. (1)	796	43,223
Regency Centers Corp.	2,073	127,904
Saxon Capital Inc.	1,701	27,369
Shurgard Storage Centers Inc. Class A	1,533	71,898
Simon Property Group Inc.	7,438	593,106
SL Green Realty Corp.	1,375	95,838
Taubman Centers Inc.	1,442	51,249
Thornburg Mortgage Inc. (1)	3,121	92,631
Trizec Properties Inc.	3,280	72,062
United Dominion Realty Trust Inc.	4,369	111,191
Ventas Inc.	3,591	115,953
Vornado Realty Trust (1)	3,927	348,089
Washington Real Estate Investment Trust (1)	1,451	46,650
Weingarten Realty Investors	2,762	108,491

		9,179,130

RETAIL—6.36%
Abercrombie & Fitch Co. Class A	2,930	211,107
Advance Auto Parts Inc. (2)	2,422	167,021
Aeropostale Inc. (2)	1,809	53,999
American Eagle Outfitters Inc.	3,879	127,813

AnnTaylor Stores Corp. (2)	2,466	63,549
Applebee’s International Inc.	2,718	72,054
AutoNation Inc. (2)	6,423	138,673
AutoZone Inc. (2)	2,190	213,394
Barnes & Noble Inc. (2)	1,818	74,574
Bed Bath & Beyond Inc. (2)	10,087	462,993
Best Buy Co. Inc.	8,912	682,659
Big Lots Inc. (1) (2)	4,034	52,321
BJ’s Wholesale Club Inc. (2)	2,245	71,593
Blockbuster Inc.	3,144	27,258
Bob Evans Farms Inc. (1)	1,211	30,711
Borders Group Inc.	2,489	61,752
Brinker International Inc. (2)	2,967	121,350
CarMax Inc. (2)	3,361	98,208
Casey’s General Store Inc. (1)	1,654	35,991
Cato Corp. Class A	891	18,854
CBRL Group Inc.	1,612	63,142
CEC Entertainment Inc. (2)	1,219	46,700
Charming Shoppes Inc. (2)	3,767	44,187
Cheesecake Factory (The) (1) (2)	2,636	94,263
Chico’s FAS Inc. (2)	5,984	240,018
Children’s Place Retail Stores Inc. (The) (1) (2)	491	22,439
Christopher & Banks Corp. (1)	1,191	22,510
Circuit City Stores Inc.	6,403	116,855
Claire’s Stores Inc.	2,690	68,353
Copart Inc. (2)	2,162	52,883
Cost Plus Inc. (1) (2)	740	16,672
Costco Wholesale Corp.	15,446	710,053
CVS Corp.	27,300	847,119
Darden Restaurants Inc.	4,975	172,633
Dillard’s Inc. Class A (1)	2,203	50,361
Dollar General Corp.	9,991	203,017
Dollar Tree Stores Inc. (2)	3,697	92,388
Dress Barn Inc. (2)	588	14,335
Family Dollar Stores Inc.	5,188	133,850
Federated Department Stores Inc.	5,821	441,639
Foot Locker Inc.	5,096	127,400
Fred’s Inc. (1)	1,033	19,937
GameStop Corp. Class B (2)	1,006	32,192
Gap Inc. (The)	21,487	453,591
Genesco Inc. (1) (2)	738	27,505
Guitar Center Inc. (2)	777	50,190
Home Depot Inc.	73,586	3,201,727
Hot Topic Inc. (2)	1,505	25,645
IHOP Corp. (1)	735	32,281
Insight Enterprises Inc. (1) (2)	1,502	30,641
Jack in the Box Inc. (2)	1,235	46,992
Kenneth Cole Productions Inc. Class A	305	9,080
Kohl’s Corp. (2)	10,200	574,770
Krispy Kreme Doughnuts Inc. (1) (2)	2,051	14,788
Limited Brands Inc.	11,542	281,394
Linens ’n Things Inc. (2)	1,403	36,829
Lone Star Steakhouse & Saloon Inc.	610	18,337
Longs Drug Stores Corp. (1)	1,004	43,564
Lowe’s Companies Inc.	23,521	1,557,561
May Department Stores Co. (The)	9,866	404,999
McDonald’s Corp.	42,094	1,312,070
Men’s Wearhouse Inc. (The) (2)	1,637	58,867
Michaels Stores Inc.	4,512	184,992
MSC Industrial Direct Co. Inc. Class A	1,488	57,571
Neiman-Marcus Group Inc. Class A	1,007	99,190
99 Cents Only Stores (1) (2)	1,672	20,515
Nordstrom Inc.	7,934	293,637

Nu Skin Enterprises Inc. Class A (1)	1,815	42,870
Office Depot Inc. (2)	10,493	297,791
OfficeMax Inc.	2,203	65,429
O’Reilly Automotive Inc. (1) (2)	3,568	115,104
Outback Steakhouse Inc. (1)	2,507	116,776
P.F. Chang’s China Bistro Inc. (1) (2)	755	43,027
Pacific Sunwear of California Inc. (2)	2,688	65,560
Panera Bread Co. Class A (2)	942	54,872
Papa John’s International Inc. (2)	322	13,878
Payless ShoeSource Inc. (2)	2,265	43,986
Penney (J.C.) Co. Inc. (Holding Co.)	7,986	448,334
Pep Boys-Manny, Moe & Jack Inc. (1)	2,119	28,797
PETCO Animal Supplies Inc. (2)	1,308	36,454
PETsMART Inc.	4,809	143,068
Pier 1 Imports Inc.	2,493	35,450
RadioShack Corp.	5,452	127,958
Regis Corp.	1,520	63,475
Rite Aid Corp. (2)	14,805	66,474
Ross Stores Inc.	4,985	132,103
Ruby Tuesday Inc. (1)	2,251	56,320
Ryan’s Restaurant Group Inc. (2)	1,648	21,473
Saks Inc. (2)	4,181	88,721
Sears Holdings Corp. (2)	3,337	514,666
ShopKo Stores Inc. (2)	903	22,981
Sonic Corp. (2)	2,033	61,620
Sports Authority Inc. (The) (2)	745	23,691
Staples Inc.	24,884	566,609
Starbucks Corp. (2)	13,386	703,434
Stein Mart Inc.	907	20,580
Talbots Inc. (The) (1)	728	24,876
Target Corp.	26,895	1,580,081
Tiffany & Co. (1)	4,900	166,747
TJX Companies Inc. (1)	16,147	379,616
Tractor Supply Co. (1) (2)	1,168	65,665
Triarc Companies Inc. Class B	930	14,610
Tuesday Morning Corp. (1)	856	30,225
Urban Outfitters Inc. (2)	1,925	116,867
Walgreen Co.	34,271	1,640,210
Wal-Mart Stores Inc.	87,855	4,335,644
Wendy’s International Inc.	3,725	192,583
Williams-Sonoma Inc. (1) (2)	3,170	139,987
Yum! Brands Inc. (1)	9,913	518,946
Zale Corp. (1) (2)	1,834	62,356

		28,545,470

SAVINGS & LOANS—0.77%
Anchor BanCorp Wisconsin Inc.	748	23,891
Astoria Financial Corp.	3,438	96,058
Commercial Capital Bancorp Inc.	1,474	29,244
Commercial Federal Corp.	1,446	49,019
Dime Community Bancshares (1)	1,086	17,615
Downey Financial Corp.	748	57,925
First Niagara Financial Group Inc.	3,937	57,992
FirstFed Financial Corp. (2)	591	36,926
Golden West Financial Corp.	10,312	671,517
Harbor Florida Bancshares Inc. (1)	734	28,171
Hudson City Bancorp Inc.	20,411	241,462
Independence Community Bank Corp.	2,655	98,262
MAF Bancorp Inc.	1,190	52,491
New York Community Bancorp Inc. (1)	7,929	145,576
OceanFirst Financial Corp. (1)	451	10,788
People’s Bank	2,027	63,486
PFF Bancorp Inc.	630	19,492

Provident Financial Services Inc. (1)	2,337	41,271
Sovereign Bancorp Inc.	12,592	302,082
Washington Federal Inc.	3,032	70,555
Washington Mutual Inc.	29,445	1,250,824
Webster Financial Corp.	1,804	86,953

		3,451,600

SEMICONDUCTORS—3.41%
Actel Corp. (2)	888	13,746
Advanced Micro Devices Inc. (2)	13,435	269,775
Agere Systems Inc. (2)	5,983	66,950
Altera Corp. (2)	12,523	273,878
Amkor Technology Inc. (2)	2,866	13,356
Analog Devices Inc.	12,571	492,783
Applied Materials Inc.	55,932	1,032,505
Applied Micro Circuits Corp. (1) (2)	10,490	31,575
Asyst Technologies Inc. (2)	1,218	6,273
Atmel Corp. (2)	15,147	35,444
ATMI Inc. (1) (2)	1,215	38,673
Axcelis Technologies Inc. (2)	3,442	23,784
Broadcom Corp. Class A (2)	9,408	402,380
Brooks Automation Inc. (1) (2)	1,494	24,800
Cirrus Logic Inc. (2)	2,552	19,063
Cohu Inc.	599	14,741
Conexant Systems Inc. (2)	15,957	30,478
Credence Systems Corp. (1) (2)	2,875	31,309
Cree Inc. (1) (2)	2,552	75,667
Cypress Semiconductor Corp. (1) (2)	4,040	58,014
DSP Group Inc. (2)	901	22,480
Emulex Corp. (2)	2,851	54,140
ESS Technology Inc. (2)	1,037	4,200
Exar Corp. (2)	1,353	21,547
Fairchild Semiconductor International Inc. Class A (2)	3,997	67,389
Freescale Semiconductor Inc. Class A (1) (2)	4,347	110,935
Freescale Semiconductor Inc. Class B (2)	9,046	232,935
Helix Technology Corp.	913	16,493
Integrated Circuit Systems Inc. (2)	2,516	55,050
Integrated Device Technology Inc. (2)	3,615	41,789
Intel Corp.	212,342	5,762,962
International Rectifier Corp. (1) (2)	2,315	108,921
Intersil Corp. Class A	4,974	96,346
KLA-Tencor Corp.	6,606	341,530
Kopin Corp. (2)	2,262	12,441
Kulicke & Soffa Industries Inc. (1) (2)	1,639	15,866
Lam Research Corp. (2)	4,654	132,406
Lattice Semiconductor Corp. (2)	3,451	17,773
Linear Technology Corp.	10,381	403,406
LSI Logic Corp. (2)	12,739	124,333
LTX Corp. (2)	2,288	15,124
Marvell Technology Group Ltd. (2)	6,573	287,174
Maxim Integrated Products Inc.	11,004	460,737
Micrel Inc. (2)	2,388	28,871
Microchip Technology Inc.	6,895	214,228
Micron Technology Inc. (2)	20,458	243,041
Mindspeed Technologies Inc. (1) (2)	2,966	4,241
Mykrolis Corp. (2)	1,369	22,315
National Semiconductor Corp.	11,745	290,219
Novellus Systems Inc.	4,797	138,393
NVIDIA Corp. (2)	5,242	141,849
OmniVision Technologies Inc. (1) (2)	1,748	24,699
Photronics Inc. (1) (2)	1,433	38,462
PMC-Sierra Inc. (2)	6,084	59,806

Power Integrations Inc. (1) (2)	1,034	23,885
QLogic Corp. (2)	2,922	90,728
Rambus Inc. (2)	3,353	44,058
Semtech Corp. (2)	2,441	44,817
Silicon Image Inc. (2)	2,533	29,940
Silicon Laboratories Inc. (1) (2)	1,457	42,646
Skyworks Solutions Inc. (2)	5,184	37,999
Teradyne Inc. (2)	6,607	102,607
Tessera Technologies Inc. (2)	1,339	47,026
Texas Instruments Inc. (1)	57,087	1,813,083
Transmeta Corp. (1) (2)	3,867	3,287
TriQuint Semiconductor Inc. (2)	4,195	15,773
Ultratech Inc. (1) (2)	859	18,735
Varian Semiconductor Equipment Associates Inc. (1) (2)	1,188	49,326
Veeco Instruments Inc. (1) (2)	900	18,198
Vitesse Semiconductor Corp. (2)	6,884	15,282
Xilinx Inc.	11,681	331,156
Zoran Corp. (2)	1,334	19,210

		15,315,051

SOFTWARE—3.85%
Activision Inc. (2)	6,436	130,908
Actuate Corp. (2)	2,097	4,509
Acxiom Corp.	2,811	56,670
Adobe Systems Inc.	16,255	481,798
Advent Software Inc. (2)	813	19,536
Autodesk Inc.	7,717	263,844
Automatic Data Processing Inc. (1)	19,558	868,571
Avid Technology Inc. (2)	1,127	46,376
BEA Systems Inc. (2)	13,210	119,683
BMC Software Inc. (2)	7,614	145,351
Borland Software Corp. (1) (2)	2,706	18,157
Cerner Corp. (1) (2)	910	68,632
Certegy Inc.	2,054	71,109
Citrix Systems Inc. (2)	5,566	132,638
Computer Associates International Inc.	15,757	432,530
Compuware Corp. (2)	11,280	95,090
CSG Systems International Inc. (2)	1,787	33,328
Dendrite International Inc. (2)	1,337	23,130
Dun & Bradstreet Corp. (2)	2,317	146,736
eFunds Corp. (2)	1,645	30,038
Electronic Arts Inc. (2)	10,095	581,472
Fair Isaac Corp. (1)	2,288	86,097
FileNET Corp. (2)	1,208	34,150
First Data Corp.	26,364	1,084,615
Fiserv Inc. (2)	6,593	292,531
Global Payments Inc.	1,265	83,794
Hyperion Solutions Corp. (2)	1,297	61,037
IDX Systems Corp. (2)	617	19,744
IMS Health Inc.	7,870	214,300
Informatica Corp. (2)	2,986	31,562
Inter-Tel Inc.	731	18,202
Intuit Inc. (2)	5,860	281,280
JDA Software Group Inc. (2)	1,091	15,503
Keane Inc. (1) (2)	1,952	24,478
Mercury Interactive Corp. (2)	2,838	111,732
Micromuse Inc. (2)	2,377	13,430
Microsoft Corp.	324,556	8,311,879
MRO Software Inc. (2)	599	9,842
NAVTEQ Corp. (1) (2)	2,946	129,536
NDCHealth Corp. (1)	1,190	21,325
NetIQ Corp. (2)	1,809	20,713

Novell Inc. (2)	12,739	77,453
Oracle Corp. (2)	133,680	1,815,374
Packeteer Inc. (2)	1,047	12,679
Parametric Technology Corp. (2)	9,296	64,142
Pixar Inc. (2)	1,847	79,439
Quest Software Inc. (2)	1,787	25,465
Red Hat Inc. (1) (2)	5,691	86,731
Safeguard Scientifics Inc. (2)	3,907	5,274
SEI Investments Co.	2,392	92,475
SERENA Software Inc. (2)	954	19,576
Siebel Systems Inc.	15,259	128,176
Sybase Inc. (2)	3,060	65,117
Take-Two Interactive Software Inc. (2)	2,367	58,252
THQ Inc. (2)	1,349	47,188
Total System Services Inc.	1,342	32,960
Wind River Systems Inc. (2)	2,414	41,255

		17,287,412

TELECOMMUNICATIONS—5.66%
Adaptec Inc. (2)	3,615	13,918
ADC Telecommunications Inc. (2)	3,902	101,998
ADTRAN Inc.	2,087	55,848
Aeroflex Inc. (2)	2,243	21,712
Alamosa Holdings Inc. (2)	4,994	80,204
Alltel Corp.	10,152	675,108
Amdocs Ltd. (2)	6,314	187,463
American Tower Corp. Class A (2)	7,511	172,603
Anaren Inc. (2)	767	11,083
Andrew Corp. (2)	5,273	57,950
Anixter International Inc. (2)	942	39,150
Arris Group Inc. (2)	2,602	28,726
Aspect Communications Corp. (2)	1,095	12,516
AT&T Corp.	26,826	531,155
Audiovox Corp. Class A (2)	599	10,791
Avaya Inc. (2)	14,724	152,099
BellSouth Corp. (1)	61,370	1,693,812
Black Box Corp.	615	26,937
C-COR Inc. (1) (2)	1,707	14,219
CenturyTel Inc.	4,293	147,550
CIENA Corp. (2)	18,968	42,488
Cincinnati Bell Inc. (2)	8,398	38,127
Cisco Systems Inc. (2)	221,184	4,235,674
Citizens Communications Co. (1)	11,241	147,707
CommScope Inc. (2)	1,608	27,159
Comverse Technology Inc. (2)	6,280	158,821
Corning Inc. (2)	47,959	913,619
Crown Castle International Corp. (2)	7,594	165,245
Extreme Networks Inc. (2)	4,036	19,292
Finisar Corp. (1) (2)	4,952	5,398
Foundry Networks Inc. (2)	3,769	44,625
Harmonic Inc. (2)	2,089	11,134
Harris Corp.	4,560	169,039
IDT Corp. (2)	895	11,608
IDT Corp. Class B (2)	1,632	21,200
InterDigital Communications Corp. (2)	1,803	32,364
JDS Uniphase Corp. (2)	45,272	68,361
Juniper Networks Inc. (2)	18,466	442,999
Level 3 Communications Inc. (1) (2)	21,008	43,276
Lucent Technologies Inc. (2)	144,768	424,170
MCI Inc.	9,253	236,137
Motorola Inc.	82,379	1,744,787
MRV Communications Inc. (1) (2)	2,841	6,051
Newport Corp. (2)	1,345	18,427

Nextel Communications Inc. Class A (2)	36,909	1,284,433
Nextel Partners Inc. Class A (2)	1,295	32,246
NII Holdings Inc. Class B (2)	1,975	147,019
NTL Inc. (2)	2,493	166,109
Plantronics Inc.	1,703	58,174
Polycom Inc. (2)	3,422	56,703
Powerwave Technologies Inc. (2)	3,045	34,926
QUALCOMM Inc.	55,161	2,178,308
Qwest Communications International Inc. (2)	49,393	188,681
REMEC Inc. (2)	945	5,840
RF Micro Devices Inc. (1) (2)	6,627	40,358
SBC Communications Inc. (1)	111,103	2,716,468
Scientific-Atlanta Inc.	5,084	195,734
Sonus Networks Inc. (2)	8,351	40,419
SpectraSite Inc. (2)	1,512	123,530
Sprint Corp. (FON Group)	42,365	1,139,619
Stratex Networks Inc. (1) (2)	2,696	5,877
Sycamore Networks Inc. (2)	6,602	23,503
Tekelec (1) (2)	2,070	34,383
Telephone & Data Systems Inc.	1,698	67,665
Telephone & Data Systems Inc. Special	1,698	64,864
Telewest Global Inc. (2)	8,230	183,858
Tellabs Inc. (2)	14,471	140,658
3Com Corp. (2)	12,920	47,029
United States Cellular Corp. (2)	426	22,216
UTStarcom Inc. (1) (2)	3,508	30,941
Verizon Communications Inc.	92,784	3,175,996
Western Wireless Corp. Class A (2)	2,607	116,455
Wireless Facilities Inc. (1) (2)	1,833	11,805

		25,396,367

TEXTILES—0.09%
Cintas Corp.	4,633	205,381
G&K Services Inc. Class A (1)	735	29,253
Mohawk Industries Inc. (2)	1,792	157,373

		392,007

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,362	117,642
Jakks Pacific Inc. (1) (2)	758	12,992
Marvel Enterprises Inc. (1) (2)	2,692	52,198
Mattel Inc.	13,953	260,223

		443,055

TRANSPORTATION—1.28%
Alexander & Baldwin Inc.	1,467	78,455
Arkansas Best Corp.	755	25,897
Burlington Northern Santa Fe Corp.	12,681	687,944
CH Robinson Worldwide Inc. (1)	2,855	178,637
CNF Inc.	1,767	91,160
CSX Corp.	7,216	328,617
EGL Inc. (1) (2)	1,458	29,350
Expeditors International Washington Inc. (1)	3,606	198,510
FedEx Corp.	9,466	795,996
General Maritime Corp. (1)	1,210	47,178
Hunt (J.B.) Transport Services Inc.	4,352	85,430
Kansas City Southern Industries Inc. (1) (2)	2,230	50,309
Landstar System Inc. (2)	2,056	68,506
Norfolk Southern Corp.	13,465	501,033
Offshore Logistics Inc. (2)	771	27,756
OMI Corp. (1)	2,869	51,728
Overseas Shipholding Group Inc.	966	59,940
Ryder System Inc.	2,125	82,854

SCS Transportation Inc. (2)	460	8,317
Swift Transportation Co. Inc. (1) (2)	1,630	35,844
Union Pacific Corp.	8,759	615,845
United Parcel Service Inc. Class B	20,789	1,516,973
Uti Worldwide Inc. (1)	560	39,962
Werner Enterprises Inc. (1)	2,048	38,851
Yellow Roadway Corp. (2)	1,800	95,238

		5,740,330

TRUCKING & LEASING—0.01%
GATX Corp. (1)	1,448	54,734

		54,734

WATER—0.02%
Aqua America Inc.	3,246	104,099

		104,099

TOTAL COMMON STOCKS (Cost: $363,945,617)		447,912,290

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.02%
COMMERCIAL PAPER (3)—1.29%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$117,252	117,204
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	296,892	295,773
Amsterdam Funding Corp.
3.27%, 08/01/05	73,283	73,283
ANZ National Bank Ltd.
2.94%, 08/15/05	73,283	73,199
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	95,267	94,798
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	160,592	160,523
Chariot Funding LLC
3.28%, 08/05/05	110,220	110,180
Charta LLC
3.31%, 08/11/05	219,848	219,646
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	142,168	142,096
Dorada Finance Inc.
3.76%, 01/26/06	14,657	14,384
Ebury Finance Ltd.
3.47%, 08/30/05	73,283	73,078
Edison Asset Securitization LLC
3.12%, 09/06/05	109,924	109,581
Fairway Finance LLC
3.15%, 09/15/05	130,377	129,864
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	207,394	207,058
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	365,387	364,556
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	476,337	473,972
Giro Funding Corp.
3.30%, 08/05/05	102,596	102,558

Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	439,696	438,795
Lockhart Funding LLC
3.47%, 09/16/05	173,006	172,239
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	205,192	204,452
Park Avenue Receivables Corp.
3.39%, 08/22/05	219,848	219,413
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	312,892	311,918
Park Sienna LLC
3.45%, 08/23/05	110,673	110,440
Prudential Funding LLC
3.31%, 08/01/05	219,848	219,848
Solitaire Funding Ltd.
3.28%, 08/01/05	146,565	146,565
Sydney Capital Corp.
3.21%, 08/17/05	310,279	309,836
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	323,499	322,859
Three Pillars Funding Corp.
3.29%, 08/08/05	180,511	180,396
Ticonderoga Funding LLC
3.29%, 08/09/05	132,325	132,228
Tulip Funding Corp.
3.31%, 08/01/05	219,848	219,848
Windmill Funding Corp.
3.28%, 08/02/05	29,313	29,310

		5,779,900

FLOATING RATE NOTES (3)—3.21%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	272,612	272,624
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	395,727	395,728
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	241,833	241,833
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	417,711	417,746
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	95,267	95,267
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	95,267	95,257
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	753,346	753,336
BMW US Capital LLC
3.36%, 07/14/06 (4)	146,565	146,565
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	498,322	498,289
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	401,589	401,562
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	36,641	36,641
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	512,979	512,978
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	439,696	439,682
DEPFA Bank PLC
3.42%, 03/15/06	146,565	146,565
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	278,474	278,484
Fairway Finance LLC
3.38%, 10/20/05	58,626	58,626

Fifth Third Bancorp
3.42%, 04/21/06 (4)	293,131	293,131
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	102,596	102,598
General Electric Capital Corp.
3.45%, 07/07/06	65,954	66,020
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	8,015	8,015
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	168,550	168,550
Hartford Life Global Funding Trust
3.38%, 07/15/06	146,565	146,565
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	439,696	439,695
HSBC Bank USA N.A.
3.45%, 05/04/06	51,298	51,329
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	659,544	659,544
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	153,890	153,889
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	571,605	571,677
Lothian Mortgages PLC
3.45%, 01/24/06	146,565	146,565
Marshall & Ilsley Bank
3.53%, 02/20/06	146,565	146,663
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	219,848	219,848
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	219,848	219,837
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	542,292	542,355
Nordea Bank AB
3.35%, 08/11/06 (4)	256,489	256,489
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	439,696	439,696
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	564,277	564,277
Principal Life Income Funding Trusts
3.21%, 05/10/06	109,924	109,929
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	415,879	415,775
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	80,611	80,603
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	836,888	836,904
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	146,565	146,565
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	227,176	227,131
Strips III LLC
3.51%, 07/24/06 (4) (5)	43,970	43,970
SunTrust Bank
3.63%, 04/28/06	219,848	219,848
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	356,154	356,127
Toronto-Dominion Bank
3.81%, 06/20/06	183,207	183,223
Toyota Motor Credit Corp.
3.32%, 04/10/06	65,954	65,954
UniCredito Italiano SpA
3.34%, 06/14/06	190,535	190,476

Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	365,453	365,453
Wells Fargo & Co.
3.38%, 07/14/06 (4)	73,283	73,290
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	527,635	527,615
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	382,536	382,523
Winston Funding Ltd.
3.71%, 10/23/05 (4)	104,648	104,648
World Savings Bank
3.30%, 09/09/05	51,298	51,297

		14,369,257

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	586,262	586,262
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	188,296	188,296
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	21,231	21,231
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	51,379	51,379

		847,168

REPURCHASE AGREEMENTS (3)—0.85%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,356,103 and an effective yield of 3.30%. (7)	$1,355,730	1,355,730
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,466,057 and an effective yield of 3.30%. (7)	1,465,654	1,465,654
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $989,588 and an effective yield of 3.30%. (7)	989,316	989,316

		3,810,700

TIME DEPOSITS (3)—1.48%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	219,848	219,848
BNP Paribas (New York)
3.03%, 08/23/05	58,626	58,626
Chase Bank USA N.A.
3.31%, 08/01/05	1,099,240	1,099,240
Dexia Bank
3.27%, 08/01/05	366,413	366,413
Fortis Bank NY
3.83% - 3.84%, 01/25/06	219,848	219,849
HBOS Treasury Services PLC
3.39%, 12/14/05	87,939	87,939
Key Bank N.A.
3.31%, 08/01/05	1,319,088	1,319,088
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	219,848	219,848

National Australia Bank Ltd.
3.31%, 08/01/05	223,272	223,272
Societe Generale
3.31%, 08/01/05	1,172,523	1,172,523
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	337,100	337,095
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	117,252	117,252
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	293,131	293,131
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	806,110	806,110
Wilmington Trust Corp.
3.30%, 08/05/05	109,924	109,924

		6,650,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,457,183)		31,457,183

TOTAL INVESTMENTS IN SECURITIES — 106.88% (Cost: $395,402,800) (8)		479,369,473
Other Assets, Less Liabilities — (6.88)%		(30,844,414)

NET ASSETS — 100.00%		$448,525,059

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $404,974,286. Net unrealized appreciation aggregated $74,395,187, of which $101,644,424 represented gross unrealized appreciation on securities and $27,249,237 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.84%
ELECTRIC—87.60%
AES Corp. (The) (1)	1,068,877	$17,155,476
Allegheny Energy Inc. (1) (2)	267,032	7,610,412
ALLETE Inc.	43,522	2,102,983
Alliant Energy Corp.	191,428	5,570,555
Ameren Corp.	320,061	17,801,793
American Electric Power Co. Inc.	652,152	25,238,282
Aquila Inc. (1) (2)	387,318	1,440,823
Avista Corp.	79,560	1,514,822
Black Hills Corp. (2)	53,495	2,133,381
Calpine Corp. (1) (2)	733,533	2,435,330
CenterPoint Energy Inc. (2)	447,580	6,149,749
Cinergy Corp.	303,545	13,401,512
Cleco Corp.	81,392	1,829,692
CMS Energy Corp. (1) (2)	360,471	5,709,861
Consolidated Edison Inc. (2)	399,619	19,245,651
Constellation Energy Group Inc.	289,071	17,404,965
Dominion Resources Inc.	561,096	41,442,551
DPL Inc. (2)	197,779	5,458,700
DTE Energy Co.	286,216	13,452,152
Duke Energy Corp.	1,460,216	43,134,781
Duquesne Light Holdings Inc. (2)	125,878	2,442,033
Edison International	493,013	20,154,371
El Paso Electric Co. (1)	78,213	1,692,529
Energy East Corp. (2)	242,673	6,763,297
Entergy Corp.	349,253	27,220,779
Exelon Corp.	1,091,488	58,416,438
FirstEnergy Corp.	543,384	27,049,656
FPL Group Inc.	593,808	25,605,001
Great Plains Energy Inc. (2)	122,536	3,977,519
Hawaiian Electric Industries Inc. (2)	132,308	3,563,054
IDACORP Inc. (2)	68,711	2,160,961
NiSource Inc.	445,858	10,829,891
Northeast Utilities	211,079	4,555,085
NRG Energy Inc. (1)	143,421	5,500,195
NSTAR	175,793	5,331,802
Pepco Holdings Inc.	310,507	7,411,802
PG&E Corp.	609,699	22,942,973
Pinnacle West Capital Corp.	160,658	7,358,136
PNM Resources Inc. (2)	96,382	2,832,667
PPL Corp.	311,219	19,164,866
Progress Energy Inc.	406,582	18,137,623
Public Service Enterprise Group Inc.	392,668	25,248,552
Puget Energy Inc.	164,443	3,844,677
Reliant Energy Inc. (1)	491,547	6,517,913
SCANA Corp.	168,427	7,078,987
Sierra Pacific Resources Corp. (1) (2)	193,357	2,509,774
Southern Co. (The)	1,223,751	42,819,047
TECO Energy Inc. (2)	328,983	6,237,518
TXU Corp.	373,571	32,366,191

UniSource Energy Corp. (2)	52,918	1,706,605
Westar Energy Inc.	140,920	3,428,584
Wisconsin Energy Corp.	192,742	7,738,591
WPS Resources Corp. (2)	61,323	3,542,016
Xcel Energy Inc. (2)	660,483	12,819,975

		689,202,579

GAS—8.98%
AGL Resources Inc.	120,135	4,619,191
Atmos Energy Corp.	125,960	3,672,994
Energen Corp.	108,651	3,813,650
KeySpan Corp.	263,893	10,737,806
New Jersey Resources Corp. (2)	45,595	2,154,820
Nicor Inc. (2)	72,612	2,964,022
Northwest Natural Gas Co. (2)	44,993	1,736,280
ONEOK Inc. (2)	158,613	5,543,524
Peoples Energy Corp. (2)	62,012	2,675,818
Piedmont Natural Gas Co. (2)	118,616	2,932,188
Sempra Energy	335,786	14,270,905
Southern Union Co. (1)	163,105	4,149,391
UGI Corp.	170,728	5,009,160
Vectren Corp. (2)	125,053	3,624,036
WGL Holdings Inc. (2)	80,167	2,761,753

		70,665,538

PIPELINES—2.62%
Equitable Resources Inc.	96,645	6,866,627
National Fuel Gas Co.	130,178	3,957,411
Questar Corp.	139,549	9,793,549

		20,617,587

WATER—0.64%
Aqua America Inc. (2)	156,460	5,017,672

		5,017,672

TOTAL COMMON STOCKS (Cost: $605,232,603)		785,503,376

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.10%
COMMERCIAL PAPER (3)—1.66%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$265,528	265,419
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	672,338	669,803
Amsterdam Funding Corp.
3.27%, 08/01/05	165,955	165,955
ANZ National Bank Ltd.
2.94%, 08/15/05	165,955	165,761
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	215,742	214,678
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	363,674	363,517
Chariot Funding LLC
3.28%, 08/05/05	249,603	249,512
Charta LLC
3.31%, 08/11/05	497,866	497,408

Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	321,953	321,790
Dorada Finance Inc.
3.76%, 01/26/06	33,191	32,574
Ebury Finance Ltd.
3.47%, 08/30/05	165,955	165,491
Edison Asset Securitization LLC
3.12%, 09/06/05	248,933	248,156
Fairway Finance LLC
3.15%, 09/15/05	295,251	294,089
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	469,663	468,902
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	827,453	825,569
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	1,078,710	1,073,353
Giro Funding Corp.
3.30%, 08/05/05	232,337	232,252
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	995,732	993,690
Lockhart Funding LLC
3.47%, 09/16/05	391,787	390,050
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	464,675	463,000
Park Avenue Receivables Corp.
3.39%, 08/22/05	497,866	496,881
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	708,573	706,365
Park Sienna LLC
3.45%, 08/23/05	250,629	250,101
Prudential Funding LLC
3.31%, 08/01/05	497,866	497,866
Solitaire Funding Ltd.
3.28%, 08/01/05	331,911	331,911
Sydney Capital Corp.
3.21%, 08/17/05	702,655	701,652
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	732,593	731,144
Three Pillars Funding Corp.
3.29%, 08/08/05	408,784	408,523
Ticonderoga Funding LLC
3.29%, 08/09/05	299,662	299,443
Tulip Funding Corp.
3.31%, 08/01/05	497,866	497,866
Windmill Funding Corp.
3.28%, 08/02/05	66,382	66,376

		13,089,097

FLOATING RATE NOTES (3)—4.14%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	617,354	617,358
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	896,159	896,164
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	547,653	547,652
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	945,945	946,024
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	215,742	215,742
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	215,742	215,719
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	1,706,021	1,706,001

BMW US Capital LLC
3.36%, 07/14/06 (4)	331,911	331,911
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	1,128,496	1,128,420
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	909,435	909,373
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	82,978	82,978
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	1,161,687	1,161,688
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	995,732	995,702
DEPFA Bank PLC
3.42%, 03/15/06	331,911	331,911
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	630,630	630,652
Fairway Finance LLC
3.38%, 10/20/05	132,764	132,763
Fifth Third Bancorp
3.42%, 04/21/06 (4)	663,821	663,821
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	232,337	232,344
General Electric Capital Corp.
3.45%, 07/07/06	149,360	149,508
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	18,151	18,151
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	381,697	381,697
Hartford Life Global Funding Trust
3.38%, 07/15/06	331,911	331,911
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	995,732	995,733
HSBC Bank USA N.A.
3.45%, 05/04/06	116,169	116,240
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	1,493,598	1,493,598
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	348,497	348,497
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	1,294,451	1,294,616
Lothian Mortgages PLC
3.45%, 01/24/06	331,911	331,911
Marshall & Ilsley Bank
3.53%, 02/20/06	331,911	332,132
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	497,866	497,866
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	497,866	497,842
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	1,228,069	1,228,213
Nordea Bank AB
3.35%, 08/11/06 (4)	580,844	580,844
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	995,732	995,732
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	1,277,856	1,277,856
Principal Life Income Funding Trusts
3.21%, 05/10/06	248,933	248,944
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	941,796	941,560
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	182,551	182,533

Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	1,895,210	1,895,247
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	331,911	331,911
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	514,461	514,358
Strips III LLC
3.51%, 07/24/06 (4) (5)	99,573	99,573
SunTrust Bank
3.63%, 04/28/06	497,866	497,866
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	806,543	806,485
Toronto-Dominion Bank
3.81%, 06/20/06	414,888	414,924
Toyota Motor Credit Corp.
3.32%, 04/10/06	149,360	149,358
UniCredito Italiano SpA
3.34%, 06/14/06	431,484	431,351
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	827,602	827,601
Wells Fargo & Co.
3.38%, 07/14/06 (4)	165,955	165,972
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	1,194,878	1,194,833
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	866,287	866,259
Winston Funding Ltd.
3.71%, 10/23/05 (4)	236,984	236,984
World Savings Bank
3.30%, 09/09/05	116,169	116,167

		32,540,496

MONEY MARKET FUNDS—0.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (5) (6)	1,327,642	1,327,642
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (5) (6)	805,910	805,910
BlackRock Temp Cash Money Market Fund 3.17% (3) (6)	48,080	48,080
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (6)	116,353	116,353

		2,297,985

REPURCHASE AGREEMENTS (3)—1.10%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $3,071,018 and an effective yield of 3.30%. (7)	$3,070,173	3,070,173
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $3,320,019 and an effective yield of 3.30%. (7)	3,319,106	3,319,106
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,241,013 and an effective yield of 3.30%. (7)	2,240,397	2,240,397

		8,629,676

TIME DEPOSITS (3)—1.91%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	497,866	497,866
BNP Paribas (New York)
3.03%, 08/23/05	132,764	132,764
Chase Bank USA N.A.
3.31%, 08/01/05	2,489,330	2,489,330
Dexia Bank
3.27%, 08/01/05	829,777	829,777
Fortis Bank NY
3.83% - 3.84%, 01/25/06	497,866	497,870
HBOS Treasury Services PLC
3.39%, 12/14/05	199,146	199,146
Key Bank N.A.
3.31%, 08/01/05	2,987,196	2,987,196
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	497,866	497,866
National Australia Bank Ltd.
3.31%, 08/01/05	505,619	505,619
Societe Generale
3.31%, 08/01/05	2,655,285	2,655,285
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	763,394	763,382
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	265,528	265,528
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	663,821	663,821
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	1,825,508	1,825,508
Wilmington Trust Corp.
3.30%, 08/05/05	248,933	248,933

		15,059,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,617,145)		71,617,145

TOTAL INVESTMENTS IN SECURITIES — 108.94% (Cost: $676,849,748) (8)		857,120,521
Other Assets, Less Liabilities — (8.94)%		(70,345,016)

NET ASSETS — 100.00%		$786,775,505

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $686,398,282. Net unrealized appreciation aggregated $170,722,239, of which $182,534,869 represented gross unrealized appreciation on securities and $11,812,630 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.12%
Getty Images Inc. (1)	1,099	$88,744

		88,744

AEROSPACE & DEFENSE—1.34%
Boeing Co. (The)	814	53,732
Raytheon Co.	1,733	68,159
Rockwell Collins Inc.	11,021	537,825
United Technologies Corp.	7,025	356,167

		1,015,883

AIRLINES—0.40%
Southwest Airlines Co.	21,513	305,269

		305,269

APPAREL—1.97%
Nike Inc. Class B	12,034	1,008,449
Reebok International Ltd.	2,309	97,671
Timberland Co. Class A (1)	11,593	386,974

		1,493,094

AUTO MANUFACTURERS—0.12%
Ford Motor Co.	8,684	93,266

		93,266

AUTO PARTS & EQUIPMENT—1.27%
Cooper Tire & Rubber Co.	377	7,585
Delphi Corp.	20,660	109,498
Johnson Controls Inc.	14,813	850,859

		967,942

BANKS—11.98%
Bank of America Corp.	43,341	1,889,668
Bank of Hawaii Corp.	358	18,383
Comerica Inc.	4,614	281,915
First Horizon National Corp.	19,332	788,552
Genworth Financial Inc. Class A	1,633	51,211
Northern Trust Corp.	5,196	263,957
Regions Financial Corp.	3,151	106,000
State Street Corp.	2,674	133,005
Synovus Financial Corp.	29,617	875,775
TD Banknorth Inc.	21,812	649,561
Wachovia Corp.	6,468	325,858
Wells Fargo & Co.	60,493	3,710,641

		9,094,526

BEVERAGES—0.70%
Coca-Cola Enterprises Inc.	532	12,502
Molson Coors Brewing Co. Class B	4,172	261,584
PepsiCo Inc.	4,784	260,872

		534,958

BIOTECHNOLOGY—0.73%
Amgen Inc. (1)	1,851	147,617
Genentech Inc. (1)	3,397	303,454
Genzyme Corp. (1)	1,281	95,319
Nektar Therapeutics (1)	481	9,024

		555,414

BUILDING MATERIALS—0.11%
Florida Rock Industries Inc.	1,463	80,304

		80,304

CHEMICALS—2.70%
Ecolab Inc.	30,708	1,031,175
Lubrizol Corp.	4,835	212,740
Praxair Inc.	9,565	472,415
Rohm & Haas Co.	7,214	332,277

		2,048,607

COMMERCIAL SERVICES—0.14%
BearingPoint Inc. (1)	1,346	11,051
Convergys Corp. (1)	912	13,270
Deluxe Corp.	1,562	62,480
ServiceMaster Co. (The)	1,681	23,097

		109,898

COMPUTERS—2.61%
Apple Computer Inc. (1)	5,184	221,098
Cognizant Technology Solutions Corp. (1)	1,089	53,448
Dell Inc. (1)	1,281	51,842
Electronic Data Systems Corp.	4,222	86,847
EMC Corp. (1)	4,753	65,069
Hewlett-Packard Co.	49,704	1,223,712
International Business Machines Corp.	501	41,813
Maxtor Corp. (1)	1,829	10,791
National Instruments Corp.	3,478	95,471
Network Appliance Inc. (1)	1,881	47,984
Sun Microsystems Inc. (1)	18,954	72,783
SunGard Data Systems Inc. (1)	219	7,860

		1,978,718

COSMETICS & PERSONAL CARE—1.81%
Avon Products Inc.	15,093	493,692
Gillette Co. (The)	9,594	514,910
Procter & Gamble Co.	6,610	367,714

		1,376,316

DISTRIBUTION & WHOLESALE—0.34%
Fastenal Co.	3,928	257,834

		257,834

DIVERSIFIED FINANCIAL SERVICES—4.93%
American Express Co.	10,119	556,545
Chicago Mercantile Exchange Holdings Inc.	53	15,956
Doral Financial Corp.	2,751	42,448
Federal Home Loan Mortgage Corp.	10,573	669,059
Federal National Mortgage Association	18,981	1,060,279
Instinet Group Inc.	2,310	11,296
MBNA Corp.	28,020	704,983

Nuveen Investments Inc. Class A	10,531	400,178
Schwab (Charles) Corp. (The)	9,081	124,410
SLM Corp.	2,687	138,354
Student Loan Corp.	70	15,172

		3,738,680

ELECTRIC—0.91%
Calpine Corp. (1)	3,635	12,068
Northeast Utilities	811	17,501
Pinnacle West Capital Corp.	2,186	100,119
Progress Energy Inc.	7,954	354,828
TXU Corp.	2,380	206,203

		690,719

ELECTRONICS—1.19%
Agilent Technologies Inc. (1)	32,066	841,412
Arrow Electronics Inc. (1)	1,676	50,314
Sanmina-SCI Corp. (1)	2,839	13,570

		905,296

FOOD—4.03%
General Mills Inc.	49,902	2,365,355
SUPERVALU Inc.	1,838	65,065
Whole Foods Market Inc.	4,579	625,079

		3,055,499

FOREST PRODUCTS & PAPER—0.07%
International Paper Co.	1,686	53,278

		53,278

HEALTH CARE - PRODUCTS—6.22%
Baxter International Inc.	21,482	843,598
Edwards Lifesciences Corp. (1)	519	23,807
Guidant Corp.	5,784	397,939
Johnson & Johnson	44,333	2,835,539
Medtronic Inc.	9,695	522,948
Zimmer Holdings Inc. (1)	1,228	101,138

		4,724,969

HEALTH CARE - SERVICES—0.87%
Aetna Inc.	756	58,514
DaVita Inc. (1)	1,664	78,607
HCA Inc.	1,362	67,078
LifePoint Hospitals Inc. (1)	392	18,330
PacifiCare Health Systems Inc. (1)	1,539	117,272
UnitedHealth Group Inc.	3,332	174,264
WellPoint Inc. (1)	2,038	144,168

		658,233

HOME BUILDERS—0.11%
D.R. Horton Inc.	2,127	87,377

		87,377

HOME FURNISHINGS—0.61%
Whirlpool Corp.	5,802	464,044

		464,044

HOUSEHOLD PRODUCTS & WARES—0.18%
Avery Dennison Corp.	2,360	133,741

		133,741

INSURANCE—5.86%
Ambac Financial Group Inc.	3,378	242,676
CIGNA Corp.	1,627	173,682
Cincinnati Financial Corp.	14,512	598,185
Hartford Financial Services Group Inc.	4,859	391,490
Nationwide Financial Services Inc.	11,597	459,009
Principal Financial Group Inc.	1,737	76,341
Prudential Financial Inc.	6,055	405,079
SAFECO Corp.	5,874	322,718
St. Paul Travelers Companies Inc.	39,509	1,739,186
UNUMProvident Corp.	1,890	36,193

		4,444,559

INTERNET—1.94%
eBay Inc. (1)	6,843	285,901
F5 Networks Inc. (1)	158	6,664
Google Inc. Class A (1)	1,163	334,665
Symantec Corp. (1)	21,688	476,485
Yahoo! Inc. (1)	11,030	367,740

		1,471,455

INVESTMENT COMPANIES—0.09%
Allied Capital Corp.	2,316	65,867

		65,867

IRON & STEEL—0.20%
Allegheny Technologies Inc.	645	18,750
Nucor Corp.	1,388	76,965
United States Steel Corp.	1,286	54,848

		150,563

LEISURE TIME—0.02%
Sabre Holdings Corp.	779	14,957

		14,957

LODGING—0.59%
Marriott International Inc. Class A	6,545	448,136

		448,136

MACHINERY—1.55%
Cummins Inc.	6,372	544,424
Deere & Co.	4,717	346,841
Graco Inc.	5,305	202,810
Rockwell Automation Inc.	1,632	84,064

		1,178,139

MANUFACTURING—4.87%
Donaldson Co. Inc.	5,041	164,236
Eastman Kodak Co.	24,496	655,023
General Electric Co.	44,760	1,544,220
3M Co.	17,797	1,334,776

		3,698,255

MEDIA—3.45%
CKX Inc. (1)	560	7,781
Comcast Corp. Class A (1)	12,026	369,559
Liberty Global Inc. Class A (1)	208	9,868
Liberty Media Corp. Class A (1)	15,319	134,654
McGraw-Hill Companies Inc. (The)	3,959	182,154
New York Times Co. Class A	17,833	562,096
Sirius Satellite Radio Inc. (1)	9,658	65,868

Univision Communications Inc. Class A (1)	23,422	662,374
Washington Post Co. (The) Class B	702	623,938

		2,618,292

METAL FABRICATE & HARDWARE—0.22%
Worthington Industries Inc.	9,567	169,145

		169,145

MINING—0.01%
Alcoa Inc.	339	9,509

		9,509

OFFICE & BUSINESS EQUIPMENT—1.62%
Pitney Bowes Inc.	17,441	777,520
Xerox Corp. (1)	34,028	449,510

		1,227,030

OFFICE FURNISHINGS—0.27%
Herman Miller Inc.	6,396	204,224

		204,224

OIL & GAS—6.11%
Apache Corp.	6,296	430,646
Chesapeake Energy Corp.	1,744	45,536
Chevron Corp.	6,347	368,189
Denbury Resources Inc. (1)	1,435	67,158
Devon Energy Corp.	3,504	196,539
EOG Resources Inc.	2,380	145,418
Exxon Mobil Corp.	25,794	1,515,397
Newfield Exploration Co. (1)	4,136	175,739
Noble Corp.	3,839	257,904
Noble Energy Inc.	2,260	186,473
Pioneer Natural Resources Co.	10,511	455,442
Pride International Inc. (1)	2,179	56,698
Quicksilver Resources Inc. (1)	3,318	140,529
Range Resources Corp.	3,762	114,891
Southwestern Energy Co. (1)	2,315	127,580
Unit Corp. (1)	1,474	70,015
Valero Energy Corp.	2,545	210,675
XTO Energy Inc.	2,005	70,355

		4,635,184

OIL & GAS SERVICES—0.40%
Schlumberger Ltd.	764	63,977
Smith International Inc.	3,310	224,881
Tidewater Inc.	334	13,484

		302,342

PHARMACEUTICALS—6.25%
American Pharmaceutical Partners Inc. (1)	413	18,746
Bristol-Myers Squibb Co.	129,822	3,242,954
Caremark Rx Inc. (1)	602	26,837
Forest Laboratories Inc. (1)	1,400	55,888
Medco Health Solutions Inc. (1)	328	15,888
Merck & Co. Inc.	14,632	454,470
Pfizer Inc.	34,893	924,664
VCA Antech Inc. (1)	299	7,098

		4,746,545

REAL ESTATE INVESTMENT TRUSTS—0.87%
Duke Realty Corp.	783	26,591

General Growth Properties Inc.	10,936	502,837
HRPT Properties Trust	1,233	15,893
Mills Corp.	299	19,453
Weingarten Realty Investors	2,428	95,372

		660,146

RETAIL—3.31%
Bed Bath & Beyond Inc. (1)	1,747	80,187
Darden Restaurants Inc.	1,651	57,290
Dollar General Corp.	3,889	79,024
Gap Inc. (The)	10,581	223,365
McDonald’s Corp.	2,054	64,023
Men’s Wearhouse Inc. (The) (1)	2,098	75,444
Nordstrom Inc.	3,646	134,938
Office Depot Inc. (1)	6,840	194,119
PETsMART Inc.	2,095	62,326
Staples Inc.	32,678	744,078
Starbucks Corp. (1)	12,605	662,393
Walgreen Co.	602	28,812
Wendy’s International Inc.	2,084	107,743

		2,513,742

SAVINGS & LOANS—1.45%
Golden West Financial Corp.	176	11,461
Sovereign Bancorp Inc.	3,276	78,591
Washington Mutual Inc.	23,871	1,014,040

		1,104,092

SEMICONDUCTORS—4.89%
Advanced Micro Devices Inc. (1)	10,476	210,358
Applied Materials Inc.	18,093	333,997
Atmel Corp. (1)	2,915	6,821
Intel Corp.	81,673	2,216,605
Lam Research Corp. (1)	666	18,948
LSI Logic Corp. (1)	2,089	20,389
Micron Technology Inc. (1)	2,952	35,070
Rambus Inc. (1)	628	8,252
Texas Instruments Inc.	23,184	736,324
Xilinx Inc.	4,541	128,737

		3,715,501

SOFTWARE—6.04%
Adobe Systems Inc.	8,410	249,272
Autodesk Inc.	5,363	183,361
BEA Systems Inc. (1)	34,311	310,858
BMC Software Inc. (1)	1,338	25,542
Cerner Corp. (1)	719	54,227
Citrix Systems Inc. (1)	873	20,804
Compuware Corp. (1)	2,532	21,345
Electronic Arts Inc. (1)	5,018	289,037
Microsoft Corp.	103,950	2,662,160
NAVTEQ Corp. (1)	2,385	104,868
Novell Inc. (1)	8,196	49,832
Oracle Corp. (1)	29,963	406,898
Pixar Inc. (1)	3,136	134,879
Red Hat Inc. (1)	799	12,177
Siebel Systems Inc.	3,125	26,250
Total System Services Inc.	1,201	29,497

		4,581,007

TELECOMMUNICATIONS—4.32%
Avaya Inc. (1)	2,164	22,354
BellSouth Corp.	1,649	45,512
CIENA Corp. (1)	4,597	10,297
Cisco Systems Inc. (1)	57,601	1,103,059
Corning Inc. (1)	6,311	120,225
JDS Uniphase Corp. (1)	9,069	13,694
Juniper Networks Inc. (1)	3,359	80,582
Level 3 Communications Inc. (1) (2)	3,426	7,058
Lucent Technologies Inc. (1)	36,349	106,503
Motorola Inc.	19,394	410,765
Nextel Communications Inc. Class A (1)	7,197	250,456
Nextel Partners Inc. Class A (1)	1,801	44,845
QUALCOMM Inc.	3,226	127,395
Tellabs Inc. (1)	30,793	299,308
3Com Corp. (1)	2,757	10,035
United States Cellular Corp. (1)	421	21,955
Verizon Communications Inc.	17,594	602,243

		3,276,286

TRANSPORTATION—0.12%
United Parcel Service Inc. Class B	1,206	88,002

		88,002

TOTAL COMMON STOCKS (Cost: $73,098,670)		75,835,587

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.04%
COMMERCIAL PAPER (3)—0.00%
Miscellaneous securities
2.94% - 3.53%, 08/01/05 - 09/21/05	$86	84

		84

FLOATING RATE NOTES (3)—0.00%
Miscellaneous securities
3.21% - 3.94%, 08/09/05 - 08/11/06	210	215

		215

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (4) (5)	9	9
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (4) (5)	27,564	27,564
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (5)	1	1

		27,574

REPURCHASE AGREEMENTS (3)—0.00%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $20 and an effective yield of 3.30%. (6)	$20	20

Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $22 and an effective yield of 3.30%. (6)	22	22
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $15 and an effective yield of 3.30%. (6)	15	15

		57

TIME DEPOSITS (3)—0.00%
Miscellaneous securities
2.66% - 3.94%, 08/01/05 - 07/10/06	97	97

		97

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,027)		28,027

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $73,126,697) (7)		75,863,614
Other Assets, Less Liabilities — 0.05%		35,749

NET ASSETS — 100.00%		$75,899,363

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(7)	The cost of investments for federal income tax purposes was $73,343,051. Net unrealized appreciation aggregated $2,520,563, of which $3,433,584 represented gross unrealized appreciation on securities and $913,021 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%
ADVERTISING—0.44%
Omnicom Group Inc. (1)	3,894	$330,484

		330,484

AEROSPACE & DEFENSE—4.39%
Boeing Co. (The)	15,693	1,035,895
General Dynamics Corp.	3,563	410,422
Lockheed Martin Corp.	7,468	466,003
Raytheon Co.	9,588	377,096
United Technologies Corp.	19,937	1,010,806

		3,300,222

AUTO MANUFACTURERS—0.35%
PACCAR Inc.	3,695	266,853

		266,853

AUTO PARTS & EQUIPMENT—0.31%
Johnson Controls Inc.	4,017	230,737

		230,737

BANKS—5.31%
M&T Bank Corp. (1)	1,733	188,048
Marshall & Ilsley Corp. (1)	4,028	184,966
Mellon Financial Corp.	8,990	273,835
North Fork Bancorp Inc.	9,175	251,303
Northern Trust Corp. (1)	4,131	209,855
Regions Financial Corp. (1)	9,798	329,605
State Street Corp. (1)	7,130	354,646
Wells Fargo & Co.	35,854	2,199,284

		3,991,542

BEVERAGES—6.31%
Anheuser-Busch Companies Inc.	16,463	730,134
Coca-Cola Co. (The)	47,151	2,063,328
PepsiCo Inc.	35,695	1,946,448

		4,739,910

BUILDING MATERIALS—0.42%
Masco Corp.	9,273	314,447

		314,447

CHEMICALS—2.01%
Air Products & Chemicals Inc.	4,481	267,785
Du Pont (E.I.) de Nemours and Co.	21,041	898,030
Praxair Inc.	6,896	340,593

		1,506,408

COMMERCIAL SERVICES—1.30%
Accenture Ltd. (2)	9,524	238,481
Cendant Corp.	22,314	476,627
McKesson Corp.	5,869	264,105

		979,213

COMPUTERS—4.57%
Electronic Data Systems Corp. (1)	10,681	219,708
International Business Machines Corp.	35,263	2,943,050
Sun Microsystems Inc. (2)	70,549	270,908

		3,433,666

COSMETICS & PERSONAL CARE—4.74%
Colgate-Palmolive Co.	11,110	588,163
Procter & Gamble Co. (1)	53,451	2,973,479

		3,561,642

DIVERSIFIED FINANCIAL SERVICES—4.93%
American Express Co.	23,407	1,287,385
Capital One Financial Corp.	5,250	433,125
Countrywide Financial Corp.	11,936	429,696
Goldman Sachs Group Inc. (The)	8,709	936,043
Lehman Brothers Holdings Inc.	5,839	613,854

		3,700,103

ELECTRIC—0.55%
TXU Corp.	4,807	416,479

		416,479

ELECTRICAL COMPONENTS & EQUIPMENT—0.78%
Emerson Electric Co.	8,852	582,462

		582,462

ELECTRONICS—0.36%
Agilent Technologies Inc. (2)	10,326	270,954

		270,954

ENVIRONMENTAL CONTROL—0.45%
Waste Management Inc.	12,045	338,705

		338,705

FOOD—1.74%
General Mills Inc.	7,499	355,453
Hershey Co. (The)	3,650	233,126
Kellogg Co.	5,074	229,903
Sysco Corp.	13,499	486,774

		1,305,256

HEALTH CARE - PRODUCTS—0.69%
Baxter International Inc.	13,135	515,811

		515,811

HEALTH CARE - SERVICES—1.22%
Aetna Inc.	6,238	482,821
HCA Inc. (1)	8,813	434,040

		916,861

HOUSEHOLD PRODUCTS & WARES—0.63%
Clorox Co. (The)	3,271	182,685
Fortune Brands Inc.	3,074	290,647

		473,332

INSURANCE—6.37%
ACE Ltd.	5,978	276,243
AFLAC Inc.	10,656	480,586
American International Group Inc.	48,477	2,918,315

Progressive Corp. (The)	3,722	371,046
Prudential Financial Inc.	11,018	737,104

		4,783,294

MACHINERY—1.04%
Caterpillar Inc.	14,460	779,539

		779,539

MANUFACTURING—14.10%
General Electric Co.	223,923	7,725,344
Honeywell International Inc.	16,427	645,253
Illinois Tool Works Inc.	5,316	455,315
Ingersoll-Rand Co. Class A	3,721	290,871
Textron Inc.	2,397	177,786
Tyco International Ltd.	42,597	1,297,931

		10,592,500

MEDIA—5.16%
Clear Channel Communications Inc.	10,747	350,782
Gannett Co. Inc.	5,410	394,714
McGraw-Hill Companies Inc. (The)	7,942	365,411
Time Warner Inc. (2)	93,256	1,587,217
Tribune Co.	4,468	163,082
Viacom Inc. Class A	852	28,653
Viacom Inc. Class B	29,445	986,113

		3,875,972

MINING—1.12%
Alcoa Inc.	18,465	517,943
Newmont Mining Corp.	8,693	326,422

		844,365

OFFICE & BUSINESS EQUIPMENT—0.64%
Pitney Bowes Inc.	4,852	216,302
Xerox Corp. (2)	20,223	267,146

		483,448

OIL & GAS—1.74%
Apache Corp.	6,953	475,585
Burlington Resources Inc.	8,160	523,138
EOG Resources Inc.	5,015	306,417

		1,305,140

PHARMACEUTICALS—12.04%
Abbott Laboratories	33,019	1,539,676
Cardinal Health Inc.	9,191	547,600
Lilly (Eli) & Co.	20,445	1,151,462
Medco Health Solutions Inc. (1) (2)	5,872	284,440
Pfizer Inc.	159,541	4,227,837
Wyeth	28,293	1,294,405

		9,045,420

REAL ESTATE INVESTMENT TRUSTS—0.50%
Simon Property Group Inc. (1)	4,688	373,821

		373,821

RETAIL—6.62%
Costco Wholesale Corp. (1)	9,726	447,104
CVS Corp.	17,167	532,692
Gap Inc. (The)	13,555	286,146
Home Depot Inc.	46,544	2,025,129
McDonald’s Corp.	26,637	830,275
Penney (J.C.) Co. Inc. (Holding Co.)	5,043	283,114

TJX Companies Inc. (1)	10,197	239,731
Yum! Brands Inc.	6,211	325,146

		4,969,337

SAVINGS & LOANS—0.56%
Golden West Financial Corp. (1)	6,490	422,629

		422,629

SOFTWARE—2.26%
Automatic Data Processing Inc.	12,357	548,774
Oracle Corp. (2)	84,585	1,148,664

		1,697,438

TELECOMMUNICATIONS—3.31%
Corning Inc. (2)	30,158	574,510
Motorola Inc.	51,914	1,099,539
Nextel Communications Inc. Class A (2)	23,246	808,961

		2,483,010

TRANSPORTATION—2.94%
Burlington Northern Santa Fe Corp.	7,965	432,101
FedEx Corp.	5,966	501,681
Norfolk Southern Corp.	8,490	315,913
United Parcel Service Inc. Class B	13,092	955,323

		2,205,018

TOTAL COMMON STOCKS (Cost: $73,689,504)		75,036,018

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.62%
COMMERCIAL PAPER (3)—1.03%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$15,732	15,726
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	39,835	39,685
Amsterdam Funding Corp.
3.27%, 08/01/05	9,833	9,833
ANZ National Bank Ltd.
2.94%, 08/15/05	9,833	9,821
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	12,782	12,719
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	21,547	21,538
Chariot Funding LLC
3.28%, 08/05/05	14,789	14,783
Charta LLC
3.31%, 08/11/05	29,498	29,470
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	19,075	19,065
Dorada Finance Inc.
3.76%, 01/26/06	1,967	1,930
Ebury Finance Ltd.
3.47%, 08/30/05	9,833	9,805
Edison Asset Securitization LLC
3.12%, 09/06/05	14,749	14,703
Fairway Finance LLC
3.15%, 09/15/05	17,493	17,424

Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	27,827	27,781
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	49,025	48,913
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	63,911	63,594
Giro Funding Corp.
3.30%, 08/05/05	13,766	13,760
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	58,995	58,874
Lockhart Funding LLC
3.47%, 09/16/05	23,213	23,110
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	27,531	27,433
Park Avenue Receivables Corp.
3.39%, 08/22/05	29,498	29,439
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	41,982	41,850
Park Sienna LLC
3.45%, 08/23/05	14,849	14,818
Prudential Funding LLC
3.31%, 08/01/05	29,498	29,498
Solitaire Funding Ltd.
3.28%, 08/01/05	19,665	19,665
Sydney Capital Corp.
3.21%, 08/17/05	41,631	41,572
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	43,405	43,319
Three Pillars Funding Corp.
3.29%, 08/08/05	24,220	24,204
Ticonderoga Funding LLC
3.29%, 08/09/05	17,754	17,741
Tulip Funding Corp.
3.31%, 08/01/05	29,498	29,498
Windmill Funding Corp.
3.28%, 08/02/05	3,933	3,933

		775,504

FLOATING RATE NOTES (3)—2.57%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	36,577	36,577
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	53,096	53,096
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	32,447	32,447
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	56,045	56,050
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	12,782	12,782
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	12,782	12,781
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	101,078	101,078
BMW US Capital LLC
3.36%, 07/14/06 (4)	19,665	19,665
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	66,861	66,856
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	53,882	53,878
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	4,916	4,916
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	68,828	68,828

Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	58,995	58,994
DEPFA Bank PLC
3.42%, 03/15/06	19,665	19,665
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	37,364	37,366
Fairway Finance LLC
3.38%, 10/20/05	7,866	7,866
Fifth Third Bancorp
3.42%, 04/21/06 (4)	39,330	39,330
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	13,766	13,766
General Electric Capital Corp.
3.45%, 07/07/06	8,849	8,858
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,075	1,075
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	22,615	22,615
Hartford Life Global Funding Trust
3.38%, 07/15/06	19,665	19,665
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	58,995	58,995
HSBC Bank USA N.A.
3.45%, 05/04/06	6,883	6,887
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	88,493	88,492
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	20,648	20,647
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	76,694	76,703
Lothian Mortgages PLC
3.45%, 01/24/06	19,665	19,665
Marshall & Ilsley Bank
3.53%, 02/20/06	19,665	19,678
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	29,498	29,498
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	29,498	29,496
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	72,761	72,769
Nordea Bank AB
3.35%, 08/11/06 (4)	34,414	34,414
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	58,995	58,995
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	75,711	75,710
Principal Life Income Funding Trusts
3.21%, 05/10/06	14,749	14,749
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	55,800	55,785
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	10,816	10,815
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	112,288	112,293
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	19,665	19,665
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	30,481	30,475
Strips III LLC
3.51%, 07/24/06 (4) (5)	5,900	5,900
SunTrust Bank
3.63%, 04/28/06	29,498	29,498

Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	47,786	47,783
Toronto-Dominion Bank
3.81%, 06/20/06	24,581	24,583
Toyota Motor Credit Corp.
3.32%, 04/10/06	8,849	8,849
UniCredito Italiano SpA
3.34%, 06/14/06	25,565	25,557
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	49,034	49,033
Wells Fargo & Co.
3.38%, 07/14/06 (4)	9,833	9,834
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	70,794	70,791
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	51,326	51,323
Winston Funding Ltd.
3.71%, 10/23/05 (4)	14,041	14,041
World Savings Bank
3.30%, 09/09/05	6,883	6,883

		1,927,960

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.30% (3) (6) (7)	78,660	78,660
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.33% (6) (7)	25,933	25,933
BlackRock Temp Cash Money Market Fund
3.17% (3) (7)	2,849	2,849
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.25% (3) (7)	6,894	6,894

		114,336

REPURCHASE AGREEMENTS (3)—0.68%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $181,952 and an effective yield of 3.30%. (8)	$181,902	181,902
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $196,705 and an effective yield of 3.30%. (8)	196,651	196,651
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $132,776 and an effective yield of 3.30%. (8)	132,739	132,739

		511,292

TIME DEPOSITS (3)—1.19%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	29,498	29,498
BNP Paribas (New York)
3.03%, 08/23/05	7,866	7,866
Chase Bank USA N.A.
3.31%, 08/01/05	147,488	147,488
Dexia Bank
3.27%, 08/01/05	49,163	49,163

Fortis Bank NY
3.83% - 3.84%, 01/25/06	29,498	29,498
HBOS Treasury Services PLC
3.39%, 12/14/05	11,799	11,799
Key Bank N.A.
3.31%, 08/01/05	176,986	176,986
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	29,498	29,498
National Australia Bank Ltd.
3.31%, 08/01/05	29,957	29,957
Societe Generale
3.31%, 08/01/05	157,321	157,321
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	45,230	45,229
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	15,732	15,732
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	39,330	39,331
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	108,158	108,158
Wilmington Trust Corp.
3.30%, 08/05/05	14,749	14,749

		892,273

TOTAL SHORT - TERM INVESTMENTS (Cost: $4,221,365)		4,221,365

TOTAL INVESTMENTS IN SECURITIES—105.52% (Cost: $77,910,869) (9)		79,257,383
Other Assets, Less Liabilities — (5.52)%		(4,143,073)

NET ASSETS — 100.00%		$75,114,310

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $77,919,727. Net unrealized appreciation aggregated $1,337,656, of which $2,804,366 represented gross unrealized appreciation on securities and $1,466,710 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.97%
AGRICULTURE—0.60%
Monsanto Co.	7,056	$475,363

		475,363

AIRLINES—0.34%
Southwest Airlines Co. (1)	18,789	266,616

		266,616

APPAREL—0.93%
Coach Inc. (2)	10,091	354,295
Nike Inc. Class B	4,572	383,134

		737,429

BIOTECHNOLOGY—5.86%
Amgen Inc. (2)	33,609	2,680,318
Biogen Idec Inc. (2)	8,991	353,256
Genentech Inc. (2)	12,224	1,091,970
Genzyme Corp. (2)	6,639	494,008

		4,619,552

COMMERCIAL SERVICES—1.19%
Apollo Group Inc. Class A (2)	4,020	302,103
Moody’s Corp.	6,782	320,856
Paychex Inc.	8,953	312,549

		935,508

COMPUTERS—5.25%
Apple Computer Inc. (2)	21,535	918,468
Dell Inc. (2)	57,926	2,344,264
EMC Corp. (2)	63,797	873,381

		4,136,113

COSMETICS & PERSONAL CARE—2.14%
Avon Products Inc.	12,378	404,884
Gillette Co. (The)	23,842	1,279,600

		1,684,484

DIVERSIFIED FINANCIAL SERVICES—1.62%
Franklin Resources Inc.	3,696	298,711
Schwab (Charles) Corp. (The)	29,558	404,945
SLM Corp. (1)	11,108	571,951

		1,275,607

ELECTRIC—0.35%
AES Corp. (The) (2)	17,092	274,327

		274,327

ENTERTAINMENT—0.32%
International Game Technology Inc.	9,171	250,918

		250,918

FOOD—0.33%
Wrigley (William Jr.) Co. (1)	3,663	260,586

		260,586

HEALTH CARE - PRODUCTS—12.69%
Alcon Inc. (1)	2,097	240,211
Becton, Dickinson & Co.	6,274	347,391
Biomet Inc.	6,212	236,864
Boston Scientific Corp. (2)	15,881	459,755
Guidant Corp.	8,496	584,525
Johnson & Johnson	78,493	5,020,412
Medtronic Inc.	32,013	1,726,781
St. Jude Medical Inc. (2)	9,496	450,205
Stryker Corp. (1)	7,416	401,131
Zimmer Holdings Inc. (1) (2)	6,520	536,987

		10,004,262

HEALTH CARE - SERVICES—3.94%
Quest Diagnostics Inc.	4,135	212,291
UnitedHealth Group Inc.	33,514	1,752,782
WellPoint Inc. (2)	16,155	1,142,805

		3,107,878

INTERNET—5.80%
Amazon.com Inc. (1) (2)	7,905	357,069
eBay Inc. (2)	26,172	1,093,466
Google Inc. Class A (2)	3,024	870,186
IAC/InterActiveCorp (2)	15,213	406,187
Symantec Corp. (2)	31,597	694,186
Yahoo! Inc. (2)	34,465	1,149,063

		4,570,157

LEISURE TIME—1.27%
Carnival Corp. (1)	11,259	589,972
Harley-Davidson Inc. (1)	7,757	412,595

		1,002,567

LODGING—1.23%
Las Vegas Sands Corp. (1) (2)	3,274	131,680
Marriott International Inc. Class A	4,843	331,600
MGM Mirage (2)	3,205	145,667
Starwood Hotels & Resorts Worldwide Inc.	5,725	362,507

		971,454

MANUFACTURING—2.28%
Danaher Corp.	6,828	378,613
3M Co.	18,901	1,417,575

		1,796,188

MEDIA—5.34%
Comcast Corp. Class A (2)	33,194	1,020,052
Comcast Corp. Class A Special (1) (2)	22,206	666,180
DIRECTV Group Inc. (The) (2)	24,305	374,297
Discovery Holding Co. Class A (2)	0	6
EchoStar Communications Corp.	5,774	165,829
Liberty Media Corp. Class A (2)	67,864	596,525
Walt Disney Co. (The) (1)	54,206	1,389,842

		4,212,731

OIL & GAS—1.01%
Transocean Inc. (2)	8,438	476,156
XTO Energy Inc.	9,154	321,214

		797,370

OIL & GAS SERVICES—3.23%
Baker Hughes Inc.	8,811	498,174
Halliburton Co.	13,367	749,220
Schlumberger Ltd. (1)	15,551	1,302,241

		2,549,635

PHARMACEUTICALS—3.22%
Allergan Inc.	3,502	312,974
Caremark Rx Inc. (2)	12,032	536,387
Forest Laboratories Inc. (2)	9,334	372,613
Gilead Sciences Inc. (2)	11,333	507,832
Schering-Plough Corp. (1)	39,049	813,000

		2,542,806

RETAIL—12.60%
Bed Bath & Beyond Inc. (2)	7,992	366,833
Best Buy Co. Inc.	7,035	538,881
Kohl’s Corp. (2)	7,976	449,448
Lowe’s Companies Inc.	18,505	1,225,401
Sears Holdings Corp. (2)	2,606	401,923
Staples Inc.	19,533	444,766
Starbucks Corp. (2)	10,500	551,775
Target Corp.	21,245	1,248,144
Walgreen Co. (1)	26,967	1,290,641
Wal-Mart Stores Inc. (1)	69,189	3,414,477

		9,932,289

SEMICONDUCTORS—10.69%
Analog Devices Inc.	9,929	389,217
Applied Materials Inc.	43,943	811,188
Broadcom Corp. Class A (2)	7,361	314,830
Intel Corp.	167,241	4,538,921
Linear Technology Corp.	8,160	317,098
Maxim Integrated Products Inc.	8,661	362,636
Texas Instruments Inc. (1)	45,088	1,431,995
Xilinx Inc.	9,225	261,529

		8,427,414

SOFTWARE—10.89%
Adobe Systems Inc.	12,990	385,024
Computer Associates International Inc.	12,421	340,956
Electronic Arts Inc. (2)	7,937	457,171
First Data Corp.	20,724	852,585
Microsoft Corp.	255,920	6,554,111

		8,589,847

TELECOMMUNICATIONS—6.85%
Cisco Systems Inc. (2)	174,191	3,335,758
Juniper Networks Inc. (2)	14,378	344,928
QUALCOMM Inc.	43,568	1,720,500

		5,401,186

TOTAL COMMON STOCKS (Cost: $74,870,641)		78,822,287

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.37%
COMMERCIAL PAPER (3)—1.17%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$18,728	18,721
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	47,421	47,242
Amsterdam Funding Corp.
3.27%, 08/01/05	11,705	11,705
ANZ National Bank Ltd.
2.94%, 08/15/05	11,705	11,692
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	15,217	15,142
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	25,651	25,639
Chariot Funding LLC
3.28%, 08/05/05	17,605	17,599
Charta LLC
3.31%, 08/11/05	35,115	35,083
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	22,708	22,697
Dorada Finance Inc.
3.76%, 01/26/06	2,341	2,297
Ebury Finance Ltd.
3.47%, 08/30/05	11,705	11,672
Edison Asset Securitization LLC
3.12%, 09/06/05	17,558	17,503
Fairway Finance LLC
3.15%, 09/15/05	20,825	20,743
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	33,126	33,073
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	58,362	58,229
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	76,083	75,706
Giro Funding Corp.
3.30%, 08/05/05	16,387	16,381
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	70,231	70,087
Lockhart Funding LLC
3.47%, 09/16/05	27,633	27,511
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	32,774	32,656
Park Avenue Receivables Corp.
3.39%, 08/22/05	35,115	35,046
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	49,977	49,822
Park Sienna LLC
3.45%, 08/23/05	17,677	17,640
Prudential Funding LLC
3.31%, 08/01/05	35,115	35,115
Solitaire Funding Ltd.
3.28%, 08/01/05	23,410	23,410
Sydney Capital Corp.
3.21%, 08/17/05	49,559	49,489
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	51,671	51,569
Three Pillars Funding Corp.
3.29%, 08/08/05	28,832	28,814
Ticonderoga Funding LLC
3.29%, 08/09/05	21,136	21,120
Tulip Funding Corp.
3.31%, 08/01/05	35,115	35,115
Windmill Funding Corp.
3.28%, 08/02/05	4,682	4,682

		923,200

FLOATING RATE NOTES (3)—2.91%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	43,543	43,543
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	63,208	63,208
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	38,627	38,627
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	66,719	66,725
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	15,217	15,217
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	15,217	15,215
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	120,328	120,327
BMW US Capital LLC
3.36%, 07/14/06 (4)	23,410	23,410
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	79,595	79,590
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	64,144	64,139
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	5,853	5,853
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	81,936	81,936
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	70,231	70,229
DEPFA Bank PLC
3.42%, 03/15/06	23,410	23,410
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	44,479	44,480
Fairway Finance LLC
3.38%, 10/20/05	9,364	9,364
Fifth Third Bancorp
3.42%, 04/21/06 (4)	46,820	46,820
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	16,387	16,388
General Electric Capital Corp.
3.45%, 07/07/06	10,535	10,545
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,280	1,280
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	26,922	26,922
Hartford Life Global Funding Trust
3.38%, 07/15/06	23,410	23,410
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	70,231	70,230
HSBC Bank USA N.A.
3.45%, 05/04/06	8,194	8,199
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	105,346	105,345
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	24,580	24,580
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	91,300	91,312
Lothian Mortgages PLC
3.45%, 01/24/06	23,410	23,410
Marshall & Ilsley Bank
3.53%, 02/20/06	23,410	23,426

Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	35,115	35,115
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	35,115	35,114
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	86,618	86,628
Nordea Bank AB
3.35%, 08/11/06 (4)	40,968	40,968
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	70,231	70,230
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	90,129	90,130
Principal Life Income Funding Trusts
3.21%, 05/10/06	17,558	17,558
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	66,426	66,410
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	12,876	12,875
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	133,672	133,674
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	23,410	23,410
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	36,286	36,278
Strips III LLC
3.51%, 07/24/06 (4) (5)	7,023	7,023
SunTrust Bank
3.63%, 04/28/06	35,115	35,115
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	56,887	56,883
Toronto-Dominion Bank
3.81%, 06/20/06	29,263	29,265
Toyota Motor Credit Corp.
3.32%, 04/10/06	10,535	10,534
UniCredito Italiano SpA
3.34%, 06/14/06	30,433	30,424
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	58,372	58,372
Wells Fargo & Co.
3.38%, 07/14/06 (4)	11,705	11,706
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	84,277	84,274
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	61,101	61,098
Winston Funding Ltd.
3.71%, 10/23/05 (4)	16,715	16,715
World Savings Bank
3.30%, 09/09/05	8,194	8,193

		2,295,132

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	93,641	93,641
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	32,499	32,499
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	3,391	3,391
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	8,207	8,207

		137,738

REPURCHASE AGREEMENTS (3)—0.77%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $216,604 and an effective yield of 3.30%. (7)	$216,544	216,544
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $234,166 and an effective yield of 3.30%. (7)	234,102	234,102
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $158,062 and an effective yield of 3.30%. (7)	158,019	158,019

		608,665

TIME DEPOSITS (3)—1.35%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	35,115	35,115
BNP Paribas (New York)
3.03%, 08/23/05	9,364	9,364
Chase Bank USA N.A.
3.31%, 08/01/05	175,577	175,577
Dexia Bank
3.27%, 08/01/05	58,526	58,526
Fortis Bank NY
3.83% - 3.84%, 01/25/06	35,115	35,115
HBOS Treasury Services PLC
3.39%, 12/14/05	14,046	14,046
Key Bank N.A.
3.31%, 08/01/05	210,692	210,692
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	35,115	35,115
National Australia Bank Ltd.
3.31%, 08/01/05	35,662	35,662
Societe Generale
3.31%, 08/01/05	187,282	187,282
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	53,843	53,842
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	18,728	18,728
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	46,820	46,820
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	128,756	128,756
Wilmington Trust Corp.
3.30%, 08/05/05	17,558	17,558

		1,062,198

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,026,933)		5,026,933

TOTAL INVESTMENTS IN SECURITIES — 106.34% (Cost: $79,897,574) (8)		83,849,220

Other Assets, Less Liabilities — (6.34)%		(4,999,661)

NET ASSETS — 100.00%		$78,849,559

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $80,471,870. Net unrealized appreciation aggregated $3,377,350, of which $4,867,390 represented gross unrealized appreciation on securities and $1,490,040 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.84%
AEROSPACE & DEFENSE—0.56%
Northrop Grumman Corp.	7,249	$401,957

		401,957

AGRICULTURE—4.17%
Altria Group Inc.	44,466	2,977,443

		2,977,443

AUTO MANUFACTURERS—1.04%
Ford Motor Co.	38,140	409,624
General Motors Corp. (1)	9,131	336,203

		745,827

BANKS—14.39%
Bank of America Corp.	87,514	3,815,610
Bank of New York Co. Inc. (The)	16,834	518,151
BB&T Corp.	11,885	497,031
Comerica Inc.	3,741	228,575
Fifth Third Bancorp	10,229	440,870
Genworth Financial Inc. Class A	4,940	154,918
KeyCorp	8,799	301,278
National City Corp.	12,142	448,161
PNC Financial Services Group	6,328	346,901
SunTrust Banks Inc.	7,805	567,580
U.S. Bancorp	40,573	1,219,624
Wachovia Corp. (1)	34,387	1,732,417

		10,271,116

BEVERAGES—0.17%
Coca-Cola Enterprises Inc.	5,273	123,916

		123,916

CHEMICALS—1.93%
Dow Chemical Co. (The)	20,644	989,880
PPG Industries Inc.	3,779	245,748
Rohm & Haas Co. (1)	3,107	143,108

		1,378,736

COMPUTERS—2.17%
Hewlett-Packard Co.	62,960	1,550,075

		1,550,075

COSMETICS & PERSONAL CARE—0.93%
Kimberly-Clark Corp.	10,424	664,634

		664,634

DIVERSIFIED FINANCIAL SERVICES—17.96%
Bear Stearns Companies Inc. (The)	2,338	238,733
Citigroup Inc.	112,455	4,891,793
Federal Home Loan Mortgage Corp.	14,951	946,099

Federal National Mortgage Association	21,033	1,174,903
JP Morgan Chase & Co.	77,171	2,711,789
MBNA Corp.	24,524	617,024
Merrill Lynch & Co. Inc.	18,554	1,090,604
Morgan Stanley	21,553	1,143,387

		12,814,332

ELECTRIC—7.99%
Ameren Corp. (1)	4,248	236,274
American Electric Power Co. Inc. (1)	8,562	331,349
Consolidated Edison Inc.	5,241	252,407
Dominion Resources Inc.	7,377	544,865
Duke Energy Corp. (1)	19,200	567,168
Edison International	6,470	264,494
Entergy Corp.	4,597	358,290
Exelon Corp.	14,348	767,905
FirstEnergy Corp.	7,140	355,429
FPL Group Inc.	7,844	338,233
PG&E Corp. (1)	8,026	302,018
PPL Corp.	4,118	253,586
Progress Energy Inc. (1)	5,315	237,102
Public Service Enterprise Group Inc.	5,153	331,338
Southern Co. (The) (1)	16,091	563,024

		5,703,482

FOOD—2.57%
Archer-Daniels-Midland Co.	13,050	299,367
Campbell Soup Co.	5,468	168,688
ConAgra Foods Inc.	11,416	259,257
Heinz (H.J.) Co.	7,595	279,344
Kraft Foods Inc. (1)	5,684	173,646
Kroger Co. (2)	15,869	315,000
Sara Lee Corp.	17,114	341,082

		1,836,384

FOREST PRODUCTS & PAPER—0.98%
International Paper Co.	10,679	337,456
Weyerhaeuser Co.	5,201	358,765

		696,221

INSURANCE—5.90%
Allstate Corp. (The)	14,587	893,600
Chubb Corp.	4,139	367,626
CIGNA Corp.	2,891	308,614
Hartford Financial Services Group Inc. (1)	6,413	516,695
Loews Corp.	2,703	226,052
Marsh & McLennan Companies Inc.	11,413	330,635
MetLife Inc.	8,883	436,511
Principal Financial Group Inc.	6,376	280,225
St. Paul Travelers Companies Inc.	14,487	637,718
XL Capital Ltd. Class A (1)	2,933	210,648

		4,208,324

MACHINERY—0.55%
Deere & Co.	5,346	393,091

		393,091

MANUFACTURING—0.48%
Cooper Industries Ltd.	1,958	126,448
Eaton Corp.	3,256	212,747

		339,195

OIL & GAS—21.88%
Anadarko Petroleum Corp.	4,871	430,353
Chevron Corp.	43,487	2,522,681
ConocoPhillips (1)	27,466	1,719,097
Devon Energy Corp.	9,667	542,222
Exxon Mobil Corp.	139,811	8,213,896
Kerr-McGee Corp.	2,290	183,681
Marathon Oil Corp.	7,856	458,476
Occidental Petroleum Corp.	8,618	709,089
Unocal Corp.	5,737	372,045
Valero Energy Corp.	5,552	459,595

		15,611,135

PHARMACEUTICALS—3.58%
Bristol-Myers Squibb Co.	42,473	1,060,976
Merck & Co. Inc.	48,012	1,491,253

		2,552,229

REAL ESTATE INVESTMENT TRUSTS—0.79%
Equity Office Properties Trust (1)	8,855	313,910
Equity Residential	6,112	246,925

		560,835

RETAIL—0.62%
Limited Brands Inc.	7,479	182,338
May Department Stores Co. (The)	6,356	260,914

		443,252

SAVINGS & LOANS—1.13%
Washington Mutual Inc.	19,040	808,819

		808,819

TELECOMMUNICATIONS—9.49%
Alltel Corp.	7,647	508,526
AT&T Corp.	17,405	344,619
BellSouth Corp. (1)	39,812	1,098,811
Lucent Technologies Inc. (2)	93,893	275,107
SBC Communications Inc.	71,794	1,755,363
Sprint Corp. (FON Group)	27,298	734,316
Verizon Communications Inc.	60,036	2,055,032

		6,771,774

TRANSPORTATION—0.56%
Union Pacific Corp.	5,656	397,673

		397,673

TOTAL COMMON STOCKS (Cost: $68,391,528)		71,250,450

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.94%
COMMERCIAL PAPER (3)—1.27%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$18,453	18,446
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	46,725	46,549
Amsterdam Funding Corp.
3.27%, 08/01/05	11,533	11,533
ANZ National Bank Ltd.
2.94%, 08/15/05	11,533	11,520

Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	14,993	14,919
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	25,274	25,263
Chariot Funding LLC
3.28%, 08/05/05	17,346	17,340
Charta LLC
3.31%, 08/11/05	34,600	34,568
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	22,374	22,363
Dorada Finance Inc.
3.76%, 01/26/06	2,307	2,264
Ebury Finance Ltd.
3.47%, 08/30/05	11,533	11,501
Edison Asset Securitization LLC
3.12%, 09/06/05	17,300	17,246
Fairway Finance LLC
3.15%, 09/15/05	20,519	20,438
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	32,640	32,587
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	57,505	57,374
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	74,966	74,594
Giro Funding Corp.
3.30%, 08/05/05	16,147	16,141
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	69,199	69,058
Lockhart Funding LLC
3.47%, 09/16/05	27,228	27,107
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	32,293	32,177
Park Avenue Receivables Corp.
3.39%, 08/22/05	34,600	34,531
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	49,243	49,089
Park Sienna LLC
3.45%, 08/23/05	17,418	17,381
Prudential Funding LLC
3.31%, 08/01/05	34,600	34,600
Solitaire Funding Ltd.
3.28%, 08/01/05	23,066	23,066
Sydney Capital Corp.
3.21%, 08/17/05	48,832	48,762
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	50,912	50,812
Three Pillars Funding Corp.
3.29%, 08/08/05	28,409	28,391
Ticonderoga Funding LLC
3.29%, 08/09/05	20,825	20,810
Tulip Funding Corp.
3.31%, 08/01/05	34,600	34,600
Windmill Funding Corp.
3.28%, 08/02/05	4,613	4,613

		909,643

FLOATING RATE NOTES (3)—3.17%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	42,904	42,904
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	62,279	62,281

American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	38,060	38,060
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	65,739	65,745
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	14,993	14,993
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	14,993	14,991
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	118,562	118,560
BMW US Capital LLC
3.36%, 07/14/06 (4)	23,066	23,066
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	78,426	78,420
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	63,202	63,197
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	5,767	5,767
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	80,733	80,732
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	69,199	69,197
DEPFA Bank PLC
3.42%, 03/15/06	23,066	23,066
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	43,826	43,828
Fairway Finance LLC
3.38%, 10/20/05	9,227	9,226
Fifth Third Bancorp
3.42%, 04/21/06 (4)	46,133	46,133
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	16,147	16,147
General Electric Capital Corp.
3.45%, 07/07/06	10,380	10,390
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,261	1,261
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	26,526	26,526
Hartford Life Global Funding Trust
3.38%, 07/15/06	23,066	23,066
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	69,199	69,198
HSBC Bank USA N.A.
3.45%, 05/04/06	8,073	8,078
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	103,799	103,799
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	24,219	24,219
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	89,959	89,972
Lothian Mortgages PLC
3.45%, 01/24/06	23,066	23,066
Marshall & Ilsley Bank
3.53%, 02/20/06	23,066	23,082
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	34,600	34,600
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	34,600	34,598
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	85,346	85,356
Nordea Bank AB
3.35%, 08/11/06 (4)	40,366	40,366

Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	69,199	69,199
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	88,806	88,806
Principal Life Income Funding Trusts
3.21%, 05/10/06	17,300	17,301
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	65,451	65,435
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	12,687	12,686
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	131,709	131,716
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	23,066	23,066
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	35,753	35,746
Strips III LLC
3.51%, 07/24/06 (4) (5)	6,920	6,920
SunTrust Bank
3.63%, 04/28/06	34,600	34,600
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	56,051	56,047
Toronto-Dominion Bank
3.81%, 06/20/06	28,833	28,836
Toyota Motor Credit Corp.
3.32%, 04/10/06	10,380	10,380
UniCredito Italiano SpA
3.34%, 06/14/06	29,986	29,977
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	57,515	57,515
Wells Fargo & Co.
3.38%, 07/14/06 (4)	11,533	11,534
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	83,039	83,036
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	60,203	60,201
Winston Funding Ltd.
3.71%, 10/23/05 (4)	16,469	16,469
World Savings Bank
3.30%, 09/09/05	8,073	8,073

		2,261,433

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	92,266	92,266
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	33,032	33,032
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	3,341	3,341
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	8,086	8,086

		136,725

REPURCHASE AGREEMENTS (3)—0.84%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $213,423 and an effective yield of 3.30%. (7)	$213,365	213,365

Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $230,728 and an effective yield of 3.30%. (7)	230,665	230,665
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $155,741 and an effective yield of 3.30%. (7)	155,699	155,699

		599,729

TIME DEPOSITS (3)—1.47%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	34,600	34,599
BNP Paribas (New York)
3.03%, 08/23/05	9,227	9,227
Chase Bank USA N.A.
3.31%, 08/01/05	172,998	172,998
Dexia Bank
3.27%, 08/01/05	57,666	57,666
Fortis Bank NY
3.83% - 3.84%, 01/25/06	34,600	34,600
HBOS Treasury Services PLC
3.39%, 12/14/05	13,840	13,840
Key Bank N.A.
3.31%, 08/01/05	207,598	207,598
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	34,600	34,599
National Australia Bank Ltd.
3.31%, 08/01/05	35,139	35,139
Societe Generale
3.31%, 08/01/05	184,532	184,532
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	53,053	53,052
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	18,453	18,453
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	46,133	46,132
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	126,866	126,865
Wilmington Trust Corp.
3.30%, 08/05/05	17,300	17,300

		1,046,600

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,954,130)		4,954,130

TOTAL INVESTMENTS IN SECURITIES — 106.78% (Cost: $73,345,658) (8)		76,204,580
Other Assets, Less Liabilities — (6.78)%		(4,841,014)

NET ASSETS — 100.00%		$71,363,566

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $73,373,794. Net unrealized appreciation aggregated $2,830,786, of which $4,607,977 represented gross unrealized appreciation on securities and $1,777,191 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.96%
ADVERTISING—0.71%
Harte-Hanks Inc.	4,262	$115,926
Interpublic Group of Companies Inc. (1) (2)	35,252	440,650

		556,576

AEROSPACE & DEFENSE—1.69%
Alliant Techsystems Inc. (1) (2)	3,141	229,293
Goodrich (B.F.) Co.	10,028	443,639
Rockwell Collins Inc.	13,505	659,044

		1,331,976

APPAREL—0.60%
Columbia Sportswear Co. (1) (2)	1,255	63,804
Polo Ralph Lauren Corp.	4,794	236,057
Reebok International Ltd. (2)	4,120	174,276

		474,137

AUTO MANUFACTURERS—0.22%
Navistar International Corp. (1)	5,186	177,102

		177,102

BANKS—2.74%
Bank of Hawaii Corp.	4,467	229,380
BOK Financial Corp.	1,752	85,287
Cathay General Bancorp	3,610	128,299
City National Corp.	3,799	277,593
International Bancshares Corp.	4,114	124,366
Synovus Financial Corp.	21,538	636,879
Westamerica Bancorp	2,657	145,471
Zions Bancorporation	7,503	536,314

		2,163,589

BEVERAGES—0.72%
Brown-Forman Corp. Class B	3,335	194,931
Pepsi Bottling Group Inc.	12,772	372,432

		567,363

BUILDING MATERIALS—2.06%
American Standard Companies Inc.	15,050	666,414
Martin Marietta Materials Inc.	3,920	284,945
USG Corp. (1) (2)	2,667	130,416
Vulcan Materials Co.	7,670	538,741

		1,620,516

CHEMICALS—1.20%
Airgas Inc.	5,314	156,763
Cabot Corp.	5,160	178,484
International Flavors & Fragrances Inc.	7,269	275,640
Sigma-Aldrich Corp.	4,929	316,245
Valhi Inc.	1,016	18,034

		945,166

COAL—1.36%
Arch Coal Inc.	5,136	292,341
CONSOL Energy Inc.	7,505	505,537
Massey Energy Co.	6,341	274,248

		1,072,126

COMMERCIAL SERVICES—2.35%
ADESA Inc.	7,663	185,445
ARAMARK Corp. Class B	9,039	251,646
Block (H & R) Inc. (2)	12,865	732,790
Equifax Inc.	11,258	409,791
Hewitt Associates Inc. Class A (1)	3,764	104,451
Valassis Communications Inc. (1) (2)	4,329	171,212

		1,855,335

COMPUTERS—4.32%
BISYS Group Inc. (The) (1)	9,920	156,042
Cadence Design Systems Inc. (1)	22,834	367,399
Ceridian Corp. (1)	12,316	257,774
Diebold Inc.	5,990	297,583
DST Systems Inc. (1)	5,598	284,154
Lexmark International Inc. (1)	10,812	677,912
NCR Corp. (1)	15,563	540,192
Seagate Technology	17,593	340,776
Synopsys Inc. (1)	12,131	224,545
Western Digital Corp. (1)	17,142	256,959

		3,403,336

COSMETICS & PERSONAL CARE—0.39%
Alberto-Culver Co. (2)	6,846	308,892

		308,892

DISTRIBUTION & WHOLESALE—0.78%
Grainger (W.W.) Inc.	6,773	422,093
Ingram Micro Inc. Class A (1)	10,485	195,440

		617,533

DIVERSIFIED FINANCIAL SERVICES—3.11%
AmeriCredit Corp. (1) (2)	12,336	329,618
Ameritrade Holding Corp. (1)	22,797	445,225
E*TRADE Financial Corp. (1)	30,843	478,375
Federated Investors Inc. Class B	8,006	255,712
IndyMac Bancorp Inc.	5,177	225,769
Janus Capital Group Inc. (2)	18,952	284,659
Jefferies Group Inc. (2)	4,115	170,073
Nuveen Investments Inc. Class A	5,018	190,684
Student Loan Corp.	335	72,611

		2,452,726

ELECTRIC—0.42%
Reliant Energy Inc. (1)	24,921	330,452

		330,452

ELECTRICAL COMPONENTS & EQUIPMENT—1.29%
American Power Conversion Corp.	15,677	440,680
Energizer Holdings Inc. (1)	5,905	377,329
Hubbell Inc. Class B	4,321	196,173

		1,014,182

ELECTRONICS—3.34%
Applera Corp. - Applied Biosystems Group	16,858	350,984

AVX Corp. (2)	4,333	59,189
Mettler Toledo International Inc. (1)	3,654	191,835
Parker Hannifin Corp.	9,982	656,017
PerkinElmer Inc.	10,073	211,332
Sanmina-SCI Corp. (1) (2)	43,203	206,510
Solectron Corp. (1)	81,210	311,846
Tektronix Inc.	7,715	193,338
Thomas & Betts Corp. (1)	4,870	164,460
Vishay Intertechnology Inc. (1)	20,330	285,027

		2,630,538

ENGINEERING & CONSTRUCTION—0.91%
Fluor Corp.	6,968	444,558
Jacobs Engineering Group Inc. (1) (2)	4,701	276,795

		721,353

ENTERTAINMENT—0.65%
GTECH Holdings Corp.	9,859	295,376
International Speedway Corp. Class A	2,392	139,071
Regal Entertainment Group Class A	3,850	74,343

		508,790

ENVIRONMENTAL CONTROL—0.78%
Allied Waste Industries Inc. (1) (2)	17,794	152,673
Nalco Holding Co. (1)	4,563	97,876
Republic Services Inc.	10,118	366,777

		617,326

FOOD—1.43%
Dreyer’s Grand Ice Cream Holdings Inc.	2,368	193,442
Hormel Foods Corp.	6,151	182,131
McCormick & Co. Inc. NVS	9,437	328,219
Smithfield Foods Inc. (1)	7,281	190,180
Smucker (J.M.) Co. (The) (2)	4,825	229,525

		1,123,497

FOREST PRODUCTS & PAPER—0.63%
MeadWestvaco Corp.	17,036	497,792

		497,792

GAS—0.32%
UGI Corp.	8,666	254,260

		254,260

HAND & MACHINE TOOLS—1.23%
Black & Decker Corp.	6,855	619,075
Stanley Works (The)	7,114	348,088

		967,163

HEALTH CARE - PRODUCTS—0.83%
Bausch & Lomb Inc.	4,414	373,645
Beckman Coulter Inc.	5,165	280,666

		654,311

HEALTH CARE - SERVICES—3.90%
AMERIGROUP Corp. (1)	4,159	144,109
Health Management Associates Inc. Class A	19,266	458,531
Health Net Inc. (1)	9,352	362,858
Humana Inc. (1)	13,376	533,034
Manor Care Inc.	7,305	277,298
PacifiCare Health Systems Inc. (1)	7,209	549,326
Triad Hospitals Inc. (1)	6,751	335,322
Universal Health Services Inc. Class B	4,552	236,886
WellChoice Inc. (1)	2,653	175,098

		3,072,462

HOLDING COMPANIES - DIVERSIFIED—0.33%
Leucadia National Corp.	6,638	262,533

		262,533

HOME BUILDERS—7.34%
Beazer Homes USA Inc.	3,271	214,054
Centex Corp.	10,330	764,213
D.R. Horton Inc.	22,810	937,035
KB Home	6,401	524,306
Lennar Corp. Class A (2)	10,268	690,728
Lennar Corp. Class B (2)	921	57,645
M.D.C. Holdings Inc.	2,537	216,711
NVR Inc. (1)	483	453,054
Pulte Homes Inc.	8,881	831,439
Ryland Group Inc.	3,962	320,130
Standard-Pacific Corp.	2,833	270,240
Toll Brothers Inc. (1)	9,085	503,491

		5,783,046

HOME FURNISHINGS—0.51%
Leggett & Platt Inc. (2)	15,937	403,047

		403,047

HOUSEHOLD PRODUCTS & WARES—0.77%
Avery Dennison Corp.	8,155	462,144
Scotts Miracle-Gro Co. (The) Class A (1)	1,857	145,589

		607,733

HOUSEWARES—0.18%
Toro Co.	3,571	143,697

		143,697

INSURANCE—2.48%
Alleghany Corp. (1) (2)	417	127,660
Ambac Financial Group Inc.	9,055	650,511
Erie Indemnity Co. Class A	2,451	133,187
Gallagher (Arthur J.) & Co.	7,757	216,343
HCC Insurance Holdings Inc.	8,744	242,384
Markel Corp. (1)	764	256,704
Transatlantic Holdings Inc.	2,203	130,396
Unitrin Inc. (2)	3,730	198,622

		1,955,807

INTERNET—0.43%
Check Point Software Technologies Ltd. (1)	15,034	338,716

		338,716

LEISURE TIME—1.20%
Brunswick Corp.	8,093	376,810
Polaris Industries Inc.	3,624	200,407
Royal Caribbean Cruises Ltd.	8,190	372,235

		949,452

LODGING—1.52%
Harrah’s Entertainment Inc.	15,177	1,195,037

		1,195,037

MACHINERY—1.48%
Cummins Inc. (2)	3,312	282,977
IDEX Corp.	4,127	180,267
Rockwell Automation Inc.	13,722	706,820

		1,170,064

MANUFACTURING—4.12%
Brink’s Co. (The)	4,744	171,543
Carlisle Companies Inc. (2)	2,605	171,565
Donaldson Co. Inc.	6,109	199,031
Dover Corp.	16,978	700,512
Harsco Corp.	3,471	209,128
ITT Industries Inc.	7,703	819,599
Pall Corp. (2)	10,396	321,964
Pentair Inc.	8,469	340,200
SPX Corp. (2)	6,358	310,779

		3,244,321

MEDIA—1.33%
Gemstar-TV Guide International Inc. (1)	20,591	63,420
Hearst-Argyle Television Inc.	2,212	55,455
Lee Enterprises Inc. (2)	3,142	134,509
McClatchy Co. (The) Class A (2)	1,689	112,403
Meredith Corp.	3,367	166,666
New York Times Co. Class A (2)	12,192	384,292
Westwood One Inc.	6,344	129,227

		1,045,972

METAL FABRICATE & HARDWARE—0.85%
Precision Castparts Corp.	5,422	487,872
Timken Co. (The) (2)	6,852	181,372

		669,244

MINING—1.26%
Phelps Dodge Corp.	7,847	835,313
Southern Peru Copper Corp.	3,059	156,621

		991,934

OFFICE FURNISHINGS—0.37%
HNI Corp.	3,912	227,483
Steelcase Inc. Class A	4,458	65,265

		292,748

OIL & GAS—3.68%
Chesapeake Energy Corp.	25,962	677,868
Denbury Resources Inc. (1) (2)	4,552	213,034
Murphy Oil Corp.	14,595	774,119
Newfield Exploration Co. (1)	10,556	448,524
Pioneer Natural Resources Co.	12,011	520,437
Tesoro Corp.	5,596	269,839

		2,903,821

OIL & GAS SERVICES—0.23%
Tidewater Inc.	4,439	179,202

		179,202

PACKAGING & CONTAINERS—1.84%
Ball Corp.	8,530	323,713
Crown Holdings Inc. (1)	13,947	220,223
Pactiv Corp. (1)	12,556	276,483
Sealed Air Corp. (1)	6,992	370,996
Smurfit-Stone Container Corp. (1) (2)	21,210	257,277

		1,448,692

PHARMACEUTICALS—2.05%
AmerisourceBergen Corp.	8,837	634,408

Mylan Laboratories Inc.	15,985	277,500
Omnicare Inc. (2)	8,695	400,839
Watson Pharmaceuticals Inc. (1) (2)	9,144	305,410

		1,618,157

PIPELINES—3.51%
Equitable Resources Inc.	4,900	348,145
Kinder Morgan Inc.	8,150	724,209
Questar Corp.	7,074	496,453
Western Gas Resources Inc.	5,383	215,535
Williams Companies Inc.	46,449	986,577

		2,770,919

REAL ESTATE—0.22%
Forest City Enterprises Inc. Class A	4,744	170,737

		170,737

REAL ESTATE INVESTMENT TRUSTS—10.35%
AMB Property Corp. (2)	6,906	317,607
AvalonBay Communities Inc. (2)	6,073	531,752
CarrAmerica Realty Corp. (2)	4,542	176,411
Catellus Development Corp.	7,341	264,716
CBL & Associates Properties Inc.	4,969	227,978
CenterPoint Properties Trust	4,035	176,975
Developers Diversified Realty Corp.	9,056	440,756
Essex Property Trust Inc. (2)	1,752	160,939
Federal Realty Investment Trust (2)	4,382	286,188
Health Care Property Investors Inc. (2)	11,085	308,828
Host Marriott Corp. (2)	27,196	507,205
Kimco Realty Corp. (2)	8,022	526,725
Macerich Co. (The)	4,940	346,887
Pan Pacific Retail Properties Inc. (2)	3,395	235,986
Plum Creek Timber Co. Inc.	15,289	578,689
ProLogis (2)	15,353	699,483
Public Storage Inc. (2)	7,387	493,082
Realty Income Corp. (2)	6,549	163,660
Regency Centers Corp. (2)	5,085	313,744
Shurgard Storage Centers Inc. Class A	3,842	180,190
SL Green Realty Corp.	3,395	236,632
Trizec Properties Inc.	7,635	167,741
United Dominion Realty Trust Inc. (2)	11,072	281,782
Ventas Inc.	8,564	276,532
Weingarten Realty Investors	6,638	260,741

		8,161,229

RETAIL—8.57%
AnnTaylor Stores Corp. (1)	6,063	156,244
AutoZone Inc. (1)	5,383	524,520
Barnes & Noble Inc. (1)	4,683	192,097
Blockbuster Inc.	8,950	77,597
Blockbuster Inc. Class B	5,579	45,469
Brinker International Inc. (1)	7,373	301,556
Claire’s Stores Inc.	6,769	172,000
Darden Restaurants Inc.	12,329	427,816
Dollar Tree Stores Inc. (1)	9,112	227,709
Family Dollar Stores Inc.	13,138	338,960
Foot Locker Inc.	13,073	326,825
Neiman-Marcus Group Inc. Class A	2,455	241,818
Neiman-Marcus Group Inc. Class B	1,119	109,875
Nordstrom Inc.	19,870	735,389
Office Depot Inc. (1)	26,083	740,236
OfficeMax Inc.	5,342	158,657
Outback Steakhouse Inc. (2)	6,156	286,746

RadioShack Corp.	13,188	309,522
Regis Corp.	3,656	152,675
Ross Stores Inc.	12,339	326,984
Tiffany & Co. (2)	12,151	413,499
Wendy’s International Inc.	9,461	489,134

		6,755,328

SAVINGS & LOANS—0.25%
Capitol Federal Financial (2)	1,758	63,288
Downey Financial Corp.	1,718	133,042

		196,330

SEMICONDUCTORS—2.81%
Advanced Micro Devices Inc. (1)	32,884	660,311
Fairchild Semiconductor International Inc. Class A (1)	9,859	166,223
LSI Logic Corp. (1)	32,394	316,165
MEMC Electronic Materials Inc. (1)	12,426	211,118
Micron Technology Inc. (1)	51,129	607,413
Teradyne Inc. (1)	16,224	251,959

		2,213,189

SOFTWARE—0.76%
BMC Software Inc. (1)	18,633	355,704
Compuware Corp. (1)	28,854	243,239

		598,943

TELECOMMUNICATIONS—2.09%
ADTRAN Inc.	5,561	148,812
Andrew Corp. (1)	12,334	135,551
Avaya Inc. (1)	37,611	388,522
RCN Corp. (1)	3,019	72,999
Scientific-Atlanta Inc.	12,699	488,912
Tellabs Inc. (1)	35,380	343,894
United States Cellular Corp. (1)	1,275	66,491

		1,645,181

TEXTILES—0.50%
Mohawk Industries Inc. (1)	4,505	395,629

		395,629

TOYS, GAMES & HOBBIES—0.17%
Marvel Enterprises Inc. (1) (2)	6,806	131,968

		131,968

TRANSPORTATION—0.46%
CNF Inc. (2)	4,381	226,016
Overseas Shipholding Group Inc.	2,248	139,488

		365,504

WATER—0.32%
Aqua America Inc. (2)	7,869	252,359

		252,359

TOTAL COMMON STOCKS (Cost: $72,289,246)		78,799,038

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.58%
COMMERCIAL PAPER (3)—1.40%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$22,297	22,288
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	56,457	56,245
Amsterdam Funding Corp.
3.27%, 08/01/05	13,936	13,936
ANZ National Bank Ltd.
2.94%, 08/15/05	13,936	13,920
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	18,116	18,027
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	30,538	30,524
Chariot Funding LLC
3.28%, 08/05/05	20,960	20,952
Charta LLC
3.31%, 08/11/05	41,807	41,768
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	27,035	27,022
Dorada Finance Inc.
3.76%, 01/26/06	2,787	2,735
Ebury Finance Ltd.
3.47%, 08/30/05	13,936	13,897
Edison Asset Securitization LLC
3.12%, 09/06/05	20,903	20,838
Fairway Finance LLC
3.15%, 09/15/05	24,793	24,695
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	39,438	39,375
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	69,483	69,324
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	90,581	90,131
Giro Funding Corp.
3.30%, 08/05/05	19,510	19,503
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	83,613	83,442
Lockhart Funding LLC
3.47%, 09/16/05	32,899	32,753
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	39,020	38,879
Park Avenue Receivables Corp.
3.39%, 08/22/05	41,807	41,724
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	59,500	59,315
Park Sienna LLC
3.45%, 08/23/05	21,046	21,001
Prudential Funding LLC
3.31%, 08/01/05	41,807	41,807
Solitaire Funding Ltd.
3.28%, 08/01/05	27,871	27,871
Sydney Capital Corp.
3.21%, 08/17/05	59,003	58,919
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	61,517	61,395
Three Pillars Funding Corp.
3.29%, 08/08/05	34,326	34,304
Ticonderoga Funding LLC
3.29%, 08/09/05	25,163	25,145
Tulip Funding Corp.
3.31%, 08/01/05	41,807	41,807
Windmill Funding Corp.
3.28%, 08/02/05	5,574	5,574

		1,099,116

FLOATING RATE NOTES (3)—3.47%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	51,840	51,841
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	75,252	75,253
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	45,987	45,987
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	79,433	79,440
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	18,116	18,116
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	18,116	18,114
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	143,257	143,255
BMW US Capital LLC
3.36%, 07/14/06 (4)	27,871	27,871
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	94,762	94,755
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	76,367	76,363
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	6,968	6,968
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	97,549	97,549
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	83,613	83,611
DEPFA Bank PLC
3.42%, 03/15/06	27,871	27,871
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	52,955	52,957
Fairway Finance LLC
3.38%, 10/20/05	11,148	11,148
Fifth Third Bancorp
3.42%, 04/21/06 (4)	55,742	55,742
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	19,510	19,511
General Electric Capital Corp.
3.45%, 07/07/06	12,542	12,554
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,524	1,524
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	32,052	32,052
Hartford Life Global Funding Trust
3.38%, 07/15/06	27,871	27,871
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	83,613	83,613
HSBC Bank USA N.A.
3.45%, 05/04/06	9,755	9,761
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	125,420	125,419
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	29,264	29,264
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	108,697	108,712
Lothian Mortgages PLC
3.45%, 01/24/06	27,871	27,871
Marshall & Ilsley Bank
3.53%, 02/20/06	27,871	27,890

Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	41,807	41,807
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	41,807	41,805
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	103,123	103,135
Nordea Bank AB
3.35%, 08/11/06 (4)	48,774	48,774
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	83,613	83,613
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	107,304	107,304
Principal Life Income Funding Trusts
3.21%, 05/10/06	20,903	20,904
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	79,084	79,065
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	15,329	15,328
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	159,144	159,140
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	27,871	27,871
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	43,200	43,191
Strips III LLC
3.51%, 07/24/06 (4) (5)	8,361	8,361
SunTrust Bank
3.63%, 04/28/06	41,807	41,807
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	67,727	67,722
Toronto-Dominion Bank
3.81%, 06/20/06	34,839	34,842
Toyota Motor Credit Corp.
3.32%, 04/10/06	12,542	12,542
UniCredito Italiano SpA
3.34%, 06/14/06	36,232	36,221
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	69,495	69,495
Wells Fargo & Co.
3.38%, 07/14/06 (4)	13,936	13,937
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	100,336	100,332
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	72,744	72,742
Winston Funding Ltd.
3.71%, 10/23/05 (4)	19,900	19,900
World Savings Bank
3.30%, 09/09/05	9,755	9,755

		2,732,476

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	111,484	111,484
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	27,021	27,021
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	4,037	4,037
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	9,770	9,770

		152,312

REPURCHASE AGREEMENTS (3)—0.92%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $257,879 and an effective yield of 3.30%. (7)	$257,808	257,808
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $278,788 and an effective yield of 3.30%. (7)	278,711	278,711
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $188,182 and an effective yield of 3.30%. (7)	188,130	188,130

		724,649

TIME DEPOSITS (3)—1.60%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	41,807	41,807
BNP Paribas (New York)
3.03%, 08/23/05	11,148	11,148
Chase Bank USA N.A.
3.31%, 08/01/05	209,033	209,033
Dexia Bank
3.27%, 08/01/05	69,678	69,678
Fortis Bank NY
3.83% - 3.84%, 01/25/06	41,807	41,807
HBOS Treasury Services PLC
3.39%, 12/14/05	16,723	16,723
Key Bank N.A.
3.31%, 08/01/05	250,840	250,840
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	41,807	41,807
National Australia Bank Ltd.
3.31%, 08/01/05	42,458	42,458
Societe Generale
3.31%, 08/01/05	222,969	222,969
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	64,104	64,103
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	22,297	22,297
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	55,742	55,743
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	153,291	153,291
Wilmington Trust Corp.
3.30%, 08/05/05	20,903	20,903

		1,264,607

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,973,160)		5,973,160

TOTAL INVESTMENTS IN SECURITIES — 107.54% (Cost: $78,262,406) (8)		84,772,198
Other Assets, Less Liabilities — (7.54)%		(5,943,344)

NET ASSETS — 100.00%		$78,828,854

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $78,321,937. Net unrealized appreciation aggregated $6,450,261, of which $7,874,845 represented gross unrealized appreciation on securities and $1,424,584 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.95%
ADVERTISING—1.06%
Donnelley (R.H.) Corp. (1)	1,265	$82,857
Getty Images Inc. (1)	1,921	155,121
Lamar Advertising Co. (1) (2)	3,491	153,639
West Corp. (1)	854	34,151

		425,768

AEROSPACE & DEFENSE—0.93%
L-3 Communications Holdings Inc.	4,730	370,028

		370,028

AIRLINES—0.20%
JetBlue Airways Corp. (1) (2)	3,885	81,585

		81,585

APPAREL—0.19%
Timberland Co. Class A (1)	2,266	75,639

		75,639

AUTO MANUFACTURERS—0.32%
Oshkosh Truck Corp.	1,496	126,861

		126,861

BANKS—1.08%
Commerce Bancorp Inc. (2)	6,519	221,190
East West Bancorp Inc.	2,068	71,346
First Marblehead Corp. (The) (1) (2)	1,297	45,071
Investors Financial Services Corp.	2,733	94,070

		431,677

BEVERAGES—0.54%
Constellation Brands Inc. (1)	7,926	217,172

		217,172

BIOTECHNOLOGY—3.87%
Affymetrix Inc. (1)	2,453	114,531
Celgene Corp. (1)	6,724	321,743
Charles River Laboratories International Inc. (1)	2,469	120,240
Chiron Corp. (1)	4,482	162,383
Invitrogen Corp. (1)	2,165	185,692
MedImmune Inc. (1)	10,221	290,379
Millennium Pharmaceuticals Inc. (1)	12,631	130,478
Millipore Corp. (1)	2,044	125,236
Protein Design Labs Inc. (1)	4,288	97,724

		1,548,406

BUILDING MATERIALS—0.29%
Florida Rock Industries Inc. (2)	2,090	114,720

		114,720

CHEMICALS—0.86%
Ecolab Inc.	7,608	255,477
Mosaic Co. (The) (1) (2)	5,096	88,670

		344,147

COAL—0.88%
Peabody Energy Corp.	5,367	352,827

		352,827

COMMERCIAL SERVICES—3.63%
Alliance Data Systems Corp. (1)	1,853	78,882
Career Education Corp. (1)	4,210	163,306
ChoicePoint Inc. (1)	3,647	159,009
Corporate Executive Board Co. (The)	1,704	137,479
Education Management Corp. (1)	2,765	96,084
Interactive Data Corp.	1,408	30,159
Iron Mountain Inc. (1) (2)	4,538	155,608
ITT Educational Services Inc. (1) (2)	1,889	96,811
Laureate Education Inc. (1)	1,806	81,812
Pharmaceutical Product Development Inc. (1)	2,064	118,123
Robert Half International Inc.	7,082	240,009
Weight Watchers International Inc. (1) (2)	1,676	95,230

		1,452,512

COMPUTERS—4.30%
Affiliated Computer Services Inc. Class A (1)	5,021	250,899
CACI International Inc. Class A (1)	1,176	77,369
Cognizant Technology Solutions Corp. (1)	5,546	272,198
National Instruments Corp.	2,115	58,057
Network Appliance Inc. (1)	15,037	383,594
SanDisk Corp. (1)	7,430	251,283
SunGard Data Systems Inc. (1)	11,843	425,045

		1,718,445

COSMETICS & PERSONAL CARE—0.54%
Estee Lauder Companies Inc. Class A	5,518	215,975

		215,975

DISTRIBUTION & WHOLESALE—0.89%
CDW Corp.	2,674	165,788
Fastenal Co. (2)	2,875	188,715

		354,503

DIVERSIFIED FINANCIAL SERVICES—3.65%
Affiliated Managers Group Inc. (1)	1,356	96,683
BlackRock Inc.	548	46,580
CapitalSource Inc. (1) (2)	2,682	52,514
Chicago Mercantile Exchange Holdings Inc.	1,117	336,273
Eaton Vance Corp.	5,410	132,924
Legg Mason Inc.	4,310	440,266
T. Rowe Price Group Inc.	5,324	353,247

		1,458,487

ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
AMETEK Inc.	2,802	115,442
Molex Inc.	2,345	66,223
Molex Inc. Class A (2)	3,051	78,502

		260,167

ELECTRONICS—4.22%
Amphenol Corp. Class A	3,603	160,478
Cogent Inc. (1)	1,222	36,746
Fisher Scientific International Inc. (1)	4,722	316,610

FLIR Systems Inc. (1)	2,814	92,552
Garmin Ltd. (2)	2,390	131,187
Gentex Corp.	6,325	112,711
Jabil Circuit Inc. (1)	7,213	224,973
Symbol Technologies Inc.	9,836	114,491
Thermo Electron Corp. (1)	6,610	197,375
Trimble Navigation Ltd. (1)	2,067	80,530
Waters Corp. (1)	4,841	219,200

		1,686,853

ENTERTAINMENT—0.51%
DreamWorks Animation SKG Inc. Class A (1)	1,782	41,966
Penn National Gaming Inc. (1)	2,515	89,911
Scientific Games Corp. Class A (1) (2)	2,631	72,037

		203,914

ENVIRONMENTAL CONTROL—0.27%
Stericycle Inc. (1)	1,864	108,336

		108,336

FOOD—0.90%
Whole Foods Market Inc.	2,641	360,523

		360,523

HEALTH CARE - PRODUCTS—5.07%
Bard (C.R.) Inc.	4,304	287,464
Cooper Companies Inc.	1,809	124,278
Cytyc Corp. (1)	4,685	116,938
Dade Behring Holdings Inc.	1,788	135,530
DENTSPLY International Inc.	2,941	163,961
Edwards Lifesciences Corp. (1) (2)	2,457	112,703
Gen-Probe Inc. (1)	2,005	88,400
Henry Schein Inc. (1)	3,561	153,728
IDEXX Laboratories Inc. (1)	1,385	87,892
INAMED Corp. (1)	1,469	106,385
Patterson Companies Inc. (1)	4,790	213,634
ResMed Inc. (1)	1,369	91,723
Respironics Inc. (1)	3,222	122,114
Varian Medical Systems Inc. (1)	5,625	220,837

		2,025,587

HEALTH CARE - SERVICES—3.37%
Community Health Systems Inc. (1)	3,587	138,494
Covance Inc. (1)	2,580	127,839
Coventry Health Care Inc. (1)	4,354	307,958
DaVita Inc. (1)	4,108	194,062
Laboratory Corp. of America Holdings (1)	5,550	281,218
Lincare Holdings Inc. (1)	4,123	166,322
Renal Care Group Inc. (1)	2,762	129,676

		1,345,569

HOME BUILDERS—0.24%
Hovnanian Enterprises Inc. Class A (1)	1,377	97,326

		97,326

HOME FURNISHINGS—0.66%
Harman International Industries Inc.	2,709	232,839
Tempur-Pedic International Inc. (1) (2)	1,810	31,150

		263,989

HOUSEHOLD PRODUCTS & WARES—0.44%
Church & Dwight Co. Inc. (2)	2,566	96,353
Fossil Inc. (1)	1,537	36,565
Spectrum Brands Inc. (1)	1,413	43,803

		176,721

INSURANCE—0.77%
Brown & Brown Inc.	2,270	98,336
White Mountains Insurance Group Ltd.	326	208,314

		306,650

INTERNET—2.40%
CheckFree Corp. (1)	2,703	91,524
Macromedia Inc. (1)	3,030	121,654
McAfee Inc. (1)	6,427	201,808
Monster Worldwide Inc. (1) (2)	4,448	135,086
VeriSign Inc. (1)	10,456	275,097
WebMD Corp. (1)	12,854	136,381

		961,550

LODGING—2.16%
Boyd Gaming Corp. (2)	1,905	99,898
Choice Hotels International Inc.	730	48,414
Hilton Hotels Corp.	14,848	367,488
Kerzner International Ltd. (1)	682	40,749
Station Casinos Inc.	1,986	145,872
Wynn Resorts Ltd. (1)	2,830	159,329

		861,750

MACHINERY—0.88%
Graco Inc.	2,795	106,853
Joy Global Inc.	3,216	132,081
Zebra Technologies Corp. Class A (1)	2,914	113,646

		352,580

MANUFACTURING—0.33%
Roper Industries Inc.	1,735	133,161

		133,161

MEDIA—5.61%
Cablevision Systems Corp. (1)	7,723	239,181
Dex Media Inc.	4,510	113,427
Dow Jones & Co. Inc.	1,838	68,980
Liberty Global Inc. Class A (1)	8,846	419,654
Scripps (E.W.) Co. Class A	3,338	168,669
Sirius Satellite Radio Inc. (1) (2)	49,196	335,517
Univision Communications Inc. Class A (1)	10,479	296,346
Washington Post Co. (The) Class B	251	223,089
Wiley (John) & Sons Inc. Class A	1,604	68,731
XM Satellite Radio Holdings Inc. Class A (1)	8,682	309,340

		2,242,934

OFFICE FURNISHINGS—0.23%
Herman Miller Inc.	2,882	92,022

		92,022

OIL & GAS—6.80%
Diamond Offshore Drilling Inc.	2,506	142,992
ENSCO International Inc.	6,228	251,487
GlobalSantaFe Corp.	8,960	403,110
Helmerich & Payne Inc.	1,907	108,928
Nabors Industries Ltd. (1)	6,489	424,705
Noble Corp.	5,427	364,586
Patterson-UTI Energy Inc.	6,840	224,557
Plains Exploration & Production Co. (1)	3,189	122,936
Pride International Inc. (1)	6,505	169,260

Quicksilver Resources Inc. (1) (2)	2,169	91,879
Range Resources Corp.	3,301	100,813
Rowan Companies Inc.	4,397	150,202
Southwestern Energy Co. (1)	2,997	165,165

		2,720,620

OIL & GAS SERVICES—4.58%
BJ Services Co.	6,608	403,022
Cooper Cameron Corp. (1)	2,260	160,415
FMC Technologies Inc. (1) (2)	2,855	103,494
Grant Prideco Inc. (1)	5,052	162,169
National Oilwell Varco Inc. (1)	6,923	362,419
Smith International Inc. (2)	4,350	295,539
Weatherford International Ltd. (1) (2)	5,470	346,142

		1,833,200

PHARMACEUTICALS—4.72%
Accredo Health Inc. (1)	1,978	89,544
American Pharmaceutical Partners Inc. (1)	1,642	74,530
Amylin Pharmaceuticals Inc. (1) (2)	3,912	72,998
Barr Pharmaceuticals Inc. (1)	3,697	175,312
Cephalon Inc. (1)	2,341	98,088
Endo Pharmaceuticals Holdings Inc. (1)	2,789	79,375
Express Scripts Inc. (1)	5,144	269,031
ImClone Systems Inc. (1)	2,682	93,065
IVAX Corp. (1)	9,143	232,964
Kinetic Concepts Inc. (1)	2,062	123,658
Kos Pharmaceuticals Inc. (1)	574	41,041
MGI Pharma Inc. (1)	2,872	78,406
OSI Pharmaceuticals Inc. (1) (2)	1,922	79,379
Sepracor Inc. (1)	4,311	225,681
Valeant Pharmaceuticals International	3,753	74,047
VCA Antech Inc. (1)	3,385	80,360

		1,887,479

REAL ESTATE—0.84%
CB Richard Ellis Group Inc. Class A (1)	2,152	99,078
St. Joe Co. (The) (2)	2,897	235,787

		334,865

REAL ESTATE INVESTMENT TRUSTS—1.41%
General Growth Properties Inc.	9,171	421,683
Mills Corp. (2)	2,208	143,652

		565,335

RETAIL—7.28%
Abercrombie & Fitch Co. Class A	3,576	257,651
Advance Auto Parts Inc. (1)	3,041	209,707
American Eagle Outfitters Inc.	4,926	162,312
Applebee’s International Inc.	3,284	87,059
Bebe Stores Inc.	897	25,529
CarMax Inc. (1)	4,286	125,237
Cheesecake Factory (The) (1)	3,154	112,787
Chico’s FAS Inc. (1)	7,322	293,685
Circuit City Stores Inc.	7,877	143,755
Copart Inc. (1)	2,696	65,944
Dollar General Corp.	12,225	248,412
Michaels Stores Inc.	5,567	228,247
MSC Industrial Direct Co. Inc. Class A	1,946	75,291
O’Reilly Automotive Inc. (1)	4,563	147,202
Pacific Sunwear of California Inc. (1)	3,150	76,829
PETCO Animal Supplies Inc. (1)	1,658	46,208
PETsMART Inc.	5,904	175,644

7-Eleven Inc. (1)	1,255	42,482
Sonic Corp. (1)	2,387	72,350
Urban Outfitters Inc. (1)	2,368	143,761
Williams-Sonoma Inc. (1)	3,831	169,177

		2,909,269

SAVINGS & LOANS—0.91%
Hudson City Bancorp Inc.	24,559	290,533
People’s Bank	2,396	75,043

		365,576

SEMICONDUCTORS—6.68%
Altera Corp. (1)	15,271	333,977
Cree Inc. (1) (2)	3,030	89,840
International Rectifier Corp. (1)	2,741	128,964
Intersil Corp. Class A	6,107	118,293
KLA-Tencor Corp.	8,052	416,288
Lam Research Corp. (1)	5,704	162,279
Marvell Technology Group Ltd. (1)	8,046	351,530
Microchip Technology Inc.	8,447	262,448
National Semiconductor Corp.	14,303	353,427
Novellus Systems Inc.	5,779	166,724
NVIDIA Corp. (1)	6,582	178,109
QLogic Corp. (1)	3,554	110,352

		2,672,231

SOFTWARE—8.26%
Activision Inc. (1)	8,211	167,012
Acxiom Corp.	3,561	71,790
Autodesk Inc.	9,498	324,737
BEA Systems Inc. (1)	15,890	143,963
Cerner Corp. (1) (2)	1,141	86,054
Certegy Inc.	2,533	87,692
Citrix Systems Inc. (1)	6,962	165,904
Dun & Bradstreet Corp. (1)	2,837	179,667
Fair Isaac Corp. (2)	2,776	104,461
Fiserv Inc. (1)	8,021	355,892
Global Payments Inc. (2)	1,561	103,401
IMS Health Inc.	9,591	261,163
Intuit Inc. (1)	7,217	346,416
Mercury Interactive Corp. (1)	3,475	136,811
NAVTEQ Corp. (1)	3,689	162,205
Novell Inc. (1)	15,218	92,525
Pixar Inc. (1)	2,336	100,471
Red Hat Inc. (1) (2)	7,165	109,195
SEI Investments Co.	2,815	108,828
Siebel Systems Inc.	18,987	159,491
Total System Services Inc.	1,499	36,815

		3,304,493

TELECOMMUNICATIONS—4.29%
Alamosa Holdings Inc. (1)	6,152	98,801
Amdocs Ltd. (1)	7,688	228,257
American Tower Corp. Class A (1)	9,483	217,919
Comverse Technology Inc. (1)	7,528	190,383
Crown Castle International Corp. (1)	9,256	201,411
Harris Corp.	5,490	203,514
JDS Uniphase Corp. (1)	56,045	84,628
Nextel Partners Inc. Class A (1)	1,578	39,292
NII Holdings Inc. Class B (1)	2,410	179,400
PanAmSat Holding Corp.	1,998	40,460
SpectraSite Inc. (1)	1,798	146,897
Telephone & Data Systems Inc.	2,111	84,123

		1,715,085

TEXTILES—0.63%
Cintas Corp.	5,637	249,888

		249,888

TRANSPORTATION—1.61%
CH Robinson Worldwide Inc.	3,504	219,245
Expeditors International Washington Inc.	4,375	240,844
Hunt (J.B.) Transport Services Inc.	5,095	100,015
Landstar System Inc. (1)	2,472	82,367

		642,471

TOTAL COMMON STOCKS (Cost: $36,093,343)		39,968,896

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.03%
COMMERCIAL PAPER (3)—1.47%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$11,971	11,966
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	30,313	30,198
Amsterdam Funding Corp.
3.27%, 08/01/05	7,482	7,482
ANZ National Bank Ltd.
2.94%, 08/15/05	7,482	7,474
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	9,727	9,679
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	16,396	16,389
Chariot Funding LLC
3.28%, 08/05/05	11,253	11,249
Charta LLC
3.31%, 08/11/05	22,447	22,426
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	14,515	14,508
Dorada Finance Inc.
3.76%, 01/26/06	1,496	1,469
Ebury Finance Ltd.
3.47%, 08/30/05	7,482	7,461
Edison Asset Securitization LLC
3.12%, 09/06/05	11,223	11,188
Fairway Finance LLC
3.15%, 09/15/05	13,312	13,259
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	21,175	21,141
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	37,306	37,221
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	48,634	48,393
Giro Funding Corp.
3.30%, 08/05/05	10,475	10,471
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	44,893	44,800
Lockhart Funding LLC
3.47%, 09/16/05	17,664	17,586
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	20,950	20,874

Park Avenue Receivables Corp.
3.39%, 08/22/05	22,447	22,402
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	31,946	31,846
Park Sienna LLC
3.45%, 08/23/05	11,300	11,276
Prudential Funding LLC
3.31%, 08/01/05	22,447	22,447
Solitaire Funding Ltd.
3.28%, 08/01/05	14,964	14,964
Sydney Capital Corp.
3.21%, 08/17/05	31,680	31,634
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	33,029	32,964
Three Pillars Funding Corp.
3.29%, 08/08/05	18,430	18,418
Ticonderoga Funding LLC
3.29%, 08/09/05	13,510	13,501
Tulip Funding Corp.
3.31%, 08/01/05	22,447	22,447
Windmill Funding Corp.
3.28%, 08/02/05	2,993	2,993

		590,126

FLOATING RATE NOTES (3)—3.67%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	27,834	27,834
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	40,404	40,404
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	24,691	24,691
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	42,648	42,652
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	9,727	9,727
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	9,727	9,726
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	76,917	76,916
BMW US Capital LLC
3.36%, 07/14/06 (4)	14,964	14,964
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	50,879	50,875
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	41,002	40,999
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	3,741	3,741
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	52,375	52,375
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	44,893	44,891
DEPFA Bank PLC
3.42%, 03/15/06	14,964	14,964
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	28,432	28,434
Fairway Finance LLC
3.38%, 10/20/05	5,986	5,986
Fifth Third Bancorp
3.42%, 04/21/06 (4)	29,929	29,929
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	10,475	10,476

General Electric Capital Corp.
3.45%, 07/07/06	6,734	6,741
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	818	818
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	17,209	17,209
Hartford Life Global Funding Trust
3.38%, 07/15/06	14,964	14,964
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	44,893	44,892
HSBC Bank USA N.A.
3.45%, 05/04/06	5,238	5,241
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	67,340	67,339
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	15,712	15,712
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	58,361	58,369
Lothian Mortgages PLC
3.45%, 01/24/06	14,964	14,964
Marshall & Ilsley Bank
3.53%, 02/20/06	14,964	14,974
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	22,447	22,447
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	22,447	22,445
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	55,368	55,374
Nordea Bank AB
3.35%, 08/11/06 (4)	26,188	26,188
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	44,893	44,893
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	57,613	57,612
Principal Life Income Funding Trusts
3.21%, 05/10/06	11,223	11,224
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	42,461	42,451
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	8,230	8,230
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	85,446	85,452
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	14,964	14,964
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	23,195	23,190
Strips III LLC
3.51%, 07/24/06 (4) (5)	4,489	4,489
SunTrust Bank
3.63%, 04/28/06	22,447	22,447
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	36,363	36,361
Toronto-Dominion Bank
3.81%, 06/20/06	18,705	18,707
Toyota Motor Credit Corp.
3.32%, 04/10/06	6,734	6,734
UniCredito Italiano SpA
3.34%, 06/14/06	19,454	19,448
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	37,313	37,313
Wells Fargo & Co.
3.38%, 07/14/06 (4)	7,482	7,483

WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	53,872	53,869
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	39,057	39,056
Winston Funding Ltd.
3.71%, 10/23/05 (4)	10,685	10,685
World Savings Bank
3.30%, 09/09/05	5,238	5,237

		1,467,106

MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	59,857	59,857
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	19,968	19,968
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	2,168	2,168
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	5,246	5,246

		87,239

REPURCHASE AGREEMENTS (3)—0.97%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $138,458 and an effective yield of 3.30%. (7)	$138,420	138,420
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $149,685 and an effective yield of 3.30%. (7)	149,643	149,643
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $101,037 and an effective yield of 3.30%. (7)	101,009	101,009

		389,072

TIME DEPOSITS (3)—1.70%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	22,447	22,446
BNP Paribas (New York)
3.03%, 08/23/05	5,986	5,986
Chase Bank USA N.A.
3.31%, 08/01/05	112,233	112,233
Dexia Bank
3.27%, 08/01/05	37,411	37,411
Fortis Bank NY
3.83% - 3.84%, 01/25/06	22,447	22,446
HBOS Treasury Services PLC
3.39%, 12/14/05	8,979	8,979
Key Bank N.A.
3.31%, 08/01/05	134,679	134,679
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	22,447	22,446
National Australia Bank Ltd.
3.31%, 08/01/05	22,796	22,796
Societe Generale
3.31%, 08/01/05	119,715	119,715
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	34,418	34,418

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	11,971	11,972
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	29,929	29,928
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	82,304	82,304
Wilmington Trust Corp.
3.30%, 08/05/05	11,223	11,223

		678,982

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,212,525)		3,212,525

TOTAL INVESTMENTS IN SECURITIES — 107.98% (Cost: $39,305,868) (8)		43,181,421
Other Assets, Less Liabilities — (7.98)%		(3,192,823)

NET ASSETS — 100.00%		$39,988,598

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $39,326,261. Net unrealized appreciation aggregated $3,855,160, of which $4,884,040 represented gross unrealized appreciation on securities and $1,028,880 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.83%
AGRICULTURE—2.58%
Bunge Ltd.	6,634	$407,261
Loews Corp. - Carolina Group	4,074	158,601
Reynolds American Inc.	5,117	426,297
UST Inc.	9,891	455,184

		1,447,343

APPAREL—1.44%
Jones Apparel Group Inc.	7,279	222,519
Liz Claiborne Inc.	6,526	271,547
VF Corp.	5,341	315,333

		809,399

AUTO PARTS & EQUIPMENT—1.59%
BorgWarner Inc.	3,342	194,404
Dana Corp.	8,992	141,264
Delphi Corp.	29,741	157,627
Goodyear Tire & Rubber Co. (The) (1) (2)	10,488	182,596
Lear Corp. (2)	4,109	175,742
TRW Automotive Holdings Corp. (1)	1,442	38,400

		890,033

BANKS—9.72%
AmSouth Bancorp	21,175	590,994
Associated Bancorp	7,232	246,322
Assurant Inc.	6,991	258,317
BancorpSouth Inc.	4,314	100,430
Colonial BancGroup Inc. (The)	8,725	203,031
Commerce Bancshares Inc.	4,069	218,953
Compass Bancshares Inc. (2)	7,356	354,633
Cullen/Frost Bankers Inc.	3,105	155,560
First Horizon National Corp.	7,393	301,560
FirstMerit Corp.	4,655	131,690
Fulton Financial Corp. (2)	9,484	171,281
Hibernia Corp. Class A	9,289	314,154
Huntington Bancshares Inc.	13,125	327,337
Mercantile Bankshares Corp.	4,906	272,970
Popular Inc.	14,649	377,944
Sky Financial Group Inc. (2)	6,400	182,272
South Financial Group Inc. (The)	4,231	122,530
TCF Financial Corp.	7,686	211,134
TD Banknorth Inc.	5,080	151,282
Trustmark Corp.	3,053	87,255
UnionBanCal Corp.	3,447	245,909
Valley National Bancorp (2)	6,217	146,410
Whitney Holding Corp.	3,742	123,935
Wilmington Trust Corp.	4,042	151,615

		5,447,518

BEVERAGES—0.66%
Molson Coors Brewing Co. Class B	4,217	264,406
PepsiAmericas Inc.	4,120	106,214

		370,620

BUILDING MATERIALS—0.23%
Lafarge North America Inc.	1,813	126,511

		126,511

CHEMICALS—3.83%
Ashland Inc.	4,316	265,218
Cytec Industries Inc.	2,247	101,969
Eastman Chemical Co.	4,750	263,102
Engelhard Corp.	7,421	212,908
FMC Corp. (1)	2,059	124,528
Huntsman Corp. (1)	3,620	84,310
Lubrizol Corp.	4,031	177,364
Lyondell Chemical Co.	11,108	310,358
RPM International Inc. (2)	6,946	130,237
Sherwin-Williams Co. (The)	7,077	336,936
Valspar Corp. (The)	2,825	138,595

		2,145,525

COMMERCIAL SERVICES—2.62%
Convergys Corp. (1)	8,481	123,399
Deluxe Corp.	3,008	120,320
Donnelley (R.R.) & Sons Co.	13,116	472,832
Manpower Inc.	5,395	257,881
Rent-A-Center Inc. (1)	4,460	94,061
Service Corp. International	18,557	160,889
ServiceMaster Co. (The)	17,490	240,313

		1,469,695

COMPUTERS—1.78%
Computer Sciences Corp. (1)	11,229	514,064
Reynolds & Reynolds Co. (The) Class A	3,870	108,283
Storage Technology Corp. (1)	6,688	245,650
Unisys Corp. (1)	20,293	131,296

		999,293

DISTRIBUTION & WHOLESALE—1.30%
Genuine Parts Co.	10,476	479,696
Hughes Supply Inc.	3,955	112,401
Tech Data Corp. (1)	3,475	134,761

		726,858

DIVERSIFIED FINANCIAL SERVICES—2.56%
CIT Group Inc.	12,620	557,047
Edwards (A.G.) Inc. (2)	4,744	210,159
Friedman, Billings, Ramsey Group Inc. Class A (2)	8,562	120,382
Providian Financial Corp. (1)	17,600	332,640
Raymond James Financial Inc.	3,572	106,624
Westcorp Inc.	1,452	84,143
WFS Financial Inc.	387	23,216

		1,434,211

ELECTRIC—11.97%
Allegheny Energy Inc. (1) (2)	9,704	276,564
Alliant Energy Corp.	6,957	202,449
CenterPoint Energy Inc.	16,201	222,602
Cinergy Corp.	11,029	486,930
CMS Energy Corp. (1)	13,100	207,504
Constellation Energy Group Inc.	10,503	632,386
DPL Inc.	7,153	197,423

DTE Energy Co.	10,400	488,800
Energy East Corp.	8,818	245,758
Great Plains Energy Inc.	4,458	144,707
Hawaiian Electric Industries Inc. (2)	4,813	129,614
MDU Resources Group Inc.	6,507	199,765
NiSource Inc.	16,201	393,522
Northeast Utilities	7,679	165,713
NRG Energy Inc. (1)	5,212	199,880
NSTAR	6,357	192,808
OGE Energy Corp.	5,388	163,687
Pepco Holdings Inc.	11,283	269,325
Pinnacle West Capital Corp.	5,838	267,380
Puget Energy Inc.	5,983	139,883
SCANA Corp.	6,120	257,224
TECO Energy Inc. (2)	11,910	225,814
Westar Energy Inc.	5,122	124,618
Wisconsin Energy Corp.	7,004	281,211
WPS Resources Corp. (2)	2,231	128,863
Xcel Energy Inc. (2)	23,999	465,821

		6,710,251

ELECTRONICS—0.70%
Arrow Electronics Inc. (1)	6,890	206,838
Avnet Inc. (1)	7,179	187,946

		394,784

FOOD—3.78%
Albertson’s Inc. (2)	19,066	406,296
Dean Foods Co. (1)	8,922	318,515
Del Monte Foods Co. (1)	11,906	133,823
Pilgrim’s Pride Corp.	1,557	58,932
Safeway Inc.	26,715	649,175
SUPERVALU Inc.	8,089	286,351
Tyson Foods Inc. Class A	14,141	263,588

		2,116,680

FOREST PRODUCTS & PAPER—1.81%
Bowater Inc.	3,330	112,587
Georgia-Pacific Corp.	13,637	465,704
Louisiana-Pacific Corp.	6,138	164,621
Temple-Inland Inc.	6,851	272,601

		1,015,513

GAS—3.46%
AGL Resources Inc.	4,370	168,027
Atmos Energy Corp.	4,585	133,699
Energen Corp.	3,953	138,750
KeySpan Corp.	9,589	390,176
ONEOK Inc.	5,764	201,452
Piedmont Natural Gas Co. (2)	4,323	106,865
Sempra Energy	12,201	518,543
Southern Union Co. (1)	5,928	150,808
Vectren Corp.	4,519	130,961

		1,939,281

HAND & MACHINE TOOLS—0.21%
Snap-On Inc.	3,138	115,102

		115,102

HEALTH CARE - PRODUCTS—0.32%
Hillenbrand Industries Inc.	3,474	178,598

		178,598

HEALTH CARE - SERVICES—0.61%
Tenet Healthcare Corp. (1)	28,037	340,369

		340,369

HOME FURNISHINGS—0.57%
Whirlpool Corp. (2)	4,003	320,160

		320,160

HOUSEHOLD PRODUCTS & WARES—0.17%
American Greetings Corp. Class A	3,810	96,926

		96,926

HOUSEWARES—0.73%
Newell Rubbermaid Inc. (2)	16,478	409,808

		409,808

INSURANCE—13.70%
Allmerica Financial Corp. (1)	3,188	124,332
American Financial Group Inc.	2,405	81,385
AmerUs Group Co. (2)	2,342	120,800
AON Corp.	15,597	396,788
Axis Capital Holdings Ltd.	5,741	165,341
Berkley (W.R.) Corp.	6,542	244,867
Cincinnati Financial Corp.	9,223	380,172
CNA Financial Corp. (1) (2)	2,010	60,320
Commerce Group Inc.	1,827	113,913
Conseco Inc. (1)	9,024	196,813
Endurance Specialty Holdings Ltd.	2,907	113,373
Everest Re Group Ltd.	3,360	327,264
Fidelity National Financial Inc.	9,200	362,480
First American Corp.	4,998	219,662
IPC Holdings Ltd.	2,189	88,545
Jefferson-Pilot Corp.	8,177	410,240
Lincoln National Corp.	10,535	508,841
MBIA Inc.	8,106	492,358
Mercury General Corp.	1,577	91,009
MGIC Investment Corp.	5,715	391,935
Nationwide Financial Services Inc.	3,381	133,820
Old Republic International Corp.	10,267	269,611
PartnerRe Ltd.	3,205	207,748
PMI Group Inc. (The)	5,615	229,934
Protective Life Corp.	3,848	167,619
Radian Group Inc.	5,159	266,101
Reinsurance Group of America Inc.	1,982	83,581
RenaissanceRe Holdings Ltd.	4,240	190,546
SAFECO Corp.	7,593	417,159
StanCorp Financial Group Inc.	1,703	147,037
Torchmark Corp.	6,369	332,908
UNUMProvident Corp.	17,814	341,138

		7,677,640

IRON & STEEL—1.61%
Allegheny Technologies Inc.	4,652	135,234
Nucor Corp.	8,624	478,201
United States Steel Corp. (2)	6,835	291,513

		904,948

LEISURE TIME—0.28%
Sabre Holdings Corp.	8,219	157,805

		157,805

MACHINERY—0.26%
Terex Corp. (1)	2,958	143,226

		143,226

MANUFACTURING—1.07%
Eastman Kodak Co. (2)	17,157	458,778
Teleflex Inc.	2,162	143,405

		602,183

MEDIA—0.76%
Belo (A.H.) Corp. (2)	5,860	139,937
Knight Ridder Inc.	4,610	288,402

		428,339

MINING—1.16%
Freeport-McMoRan Copper & Gold Inc. (2)	10,750	433,010
Owens-Illinois Inc. (1)	8,383	215,024

		648,034

OIL & GAS—4.02%
Amerada Hess Corp.	4,940	582,228
Forest Oil Corp. (1)	3,141	140,591
Noble Energy Inc.	5,164	426,082
Pogo Producing Co.	3,482	191,614
Premcor Inc.	3,656	280,196
Sunoco Inc.	4,121	518,133
Vintage Petroleum Inc.	3,269	114,840

		2,253,684

PACKAGING & CONTAINERS—0.74%
Bemis Co. Inc.	6,403	172,881
Packaging Corp. of America	3,669	77,966
Sonoco Products Co.	5,909	164,270

		415,117

PHARMACEUTICALS—0.93%
Hospira Inc. (1)	9,342	357,332
King Pharmaceuticals Inc. (1)	14,471	161,352

		518,684

PIPELINES—1.05%
El Paso Corp.	36,937	443,244
National Fuel Gas Co.	4,736	143,974

		587,218

REAL ESTATE INVESTMENT TRUSTS—8.36%
Annaly Mortgage Management Inc. (2)	7,263	115,845
Apartment Investment & Management Co. Class A	5,644	248,336
Archstone-Smith Trust	11,959	508,258
Arden Realty Group Inc. (2)	3,994	159,480
Boston Properties Inc. (2)	6,607	503,123
BRE Properties Inc. Class A (2)	3,027	135,912
Camden Property Trust	3,098	171,257
Duke Realty Corp. (2)	8,557	290,596
Health Care REIT Inc.	3,093	120,936
Healthcare Realty Trust Inc.	2,824	115,389
Hospitality Properties Trust	3,979	176,668
HRPT Properties Trust	11,911	153,533
iStar Financial Inc.	6,656	284,810
Liberty Property Trust	5,052	226,734
Mack-Cali Realty Corp.	3,679	176,261
New Plan Excel Realty Trust Inc. (2)	6,094	166,854
Rayonier Inc. (2)	2,973	169,580
Reckson Associates Realty Corp.	4,822	169,349

Thornburg Mortgage Inc.	5,590	165,911
Vornado Realty Trust (2)	7,049	624,823

		4,683,655

RETAIL—3.15%
AutoNation Inc. (1)	11,675	252,063
BJ’s Wholesale Club Inc. (1)	4,171	133,013
Borders Group Inc.	4,381	108,693
CBRL Group Inc.	2,918	114,298
Dillard’s Inc. Class A (2)	4,152	94,915
Federated Department Stores Inc.	10,337	784,268
Rite Aid Corp. (1)	26,676	119,775
Saks Inc. (1)	7,533	159,850

		1,766,875

SAVINGS & LOANS—2.54%
Astoria Financial Corp.	6,064	169,428
Independence Community Bank Corp.	4,703	174,058
New York Community Bancorp Inc.	14,418	264,714
Sovereign Bancorp Inc. (2)	22,435	538,216
Washington Federal Inc.	5,186	120,678
Webster Financial Corp.	3,220	155,204

		1,422,298

SEMICONDUCTORS—1.31%
Agere Systems Inc. (1)	10,823	121,109
Freescale Semiconductor Inc. Class A (1)	7,748	197,729
Freescale Semiconductor Inc. Class B (1)	16,162	416,172

		735,010

TELECOMMUNICATIONS—3.18%
ADC Telecommunications Inc. (1)	6,936	181,307
CenturyTel Inc.	7,599	261,178
Citizens Communications Co. (2)	20,084	263,904
MCI Inc.	16,840	429,757
NTL Inc. (1)	4,570	304,499
Qwest Communications International Inc. (1)	88,896	339,583

		1,780,228

TOYS, GAMES & HOBBIES—1.20%
Hasbro Inc.	9,484	208,079
Mattel Inc. (2)	24,790	462,334

		670,413

TRANSPORTATION—1.87%
Alexander & Baldwin Inc.	2,616	139,904
CSX Corp.	12,860	585,644
Ryder System Inc.	3,838	149,644
Yellow Roadway Corp. (1)	3,257	172,328

		1,047,520

TOTAL COMMON STOCKS (Cost: $52,107,033)		55,947,355

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.84%
COMMERCIAL PAPER (3)—1.43%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$16,313	16,306

Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	41,305	41,149
Amsterdam Funding Corp.
3.27%, 08/01/05	10,195	10,195
ANZ National Bank Ltd.
2.94%, 08/15/05	10,195	10,184
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	13,254	13,189
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	22,342	22,333
Chariot Funding LLC
3.28%, 08/05/05	15,334	15,329
Charta LLC
3.31%, 08/11/05	30,586	30,558
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	19,779	19,769
Dorada Finance Inc.
3.76%, 01/26/06	2,039	2,001
Ebury Finance Ltd.
3.47%, 08/30/05	10,195	10,167
Edison Asset Securitization LLC
3.12%, 09/06/05	15,293	15,245
Fairway Finance LLC
3.15%, 09/15/05	18,139	18,067
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	28,853	28,807
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	50,834	50,718
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	66,270	65,941
Giro Funding Corp.
3.30%, 08/05/05	14,273	14,268
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	61,172	61,047
Lockhart Funding LLC
3.47%, 09/16/05	24,069	23,962
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	28,547	28,444
Park Avenue Receivables Corp.
3.39%, 08/22/05	30,586	30,526
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	43,531	43,395
Park Sienna LLC
3.45%, 08/23/05	15,397	15,365
Prudential Funding LLC
3.31%, 08/01/05	30,586	30,586
Solitaire Funding Ltd.
3.28%, 08/01/05	20,391	20,391
Sydney Capital Corp.
3.21%, 08/17/05	43,167	43,106
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	45,006	44,917
Three Pillars Funding Corp.
3.29%, 08/08/05	25,113	25,097
Ticonderoga Funding LLC
3.29%, 08/09/05	18,410	18,396
Tulip Funding Corp.
3.31%, 08/01/05	30,586	30,586
Windmill Funding Corp.
3.28%, 08/02/05	4,078	4,078

		804,122

FLOATING RATE NOTES (3)—3.57%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	37,927	37,927
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	55,055	55,055
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	33,645	33,644
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	58,113	58,118
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	13,254	13,254
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	13,254	13,252
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	104,808	104,808
BMW US Capital LLC
3.36%, 07/14/06 (4)	20,391	20,391
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	69,328	69,323
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	55,870	55,868
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	5,098	5,098
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	71,367	71,368
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	61,172	61,169
DEPFA Bank PLC
3.42%, 03/15/06	20,391	20,391
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	38,742	38,744
Fairway Finance LLC
3.38%, 10/20/05	8,156	8,156
Fifth Third Bancorp
3.42%, 04/21/06 (4)	40,781	40,781
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	14,273	14,274
General Electric Capital Corp.
3.45%, 07/07/06	9,176	9,185
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,115	1,115
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	23,449	23,449
Hartford Life Global Funding Trust
3.38%, 07/15/06	20,391	20,391
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	61,172	61,173
HSBC Bank USA N.A.
3.45%, 05/04/06	7,137	7,141
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	91,758	91,758
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	21,410	21,410
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	79,524	79,534
Lothian Mortgages PLC
3.45%, 01/24/06	20,391	20,391
Marshall & Ilsley Bank
3.53%, 02/20/06	20,391	20,404
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	30,586	30,586

National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	30,586	30,585
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	75,446	75,454
Nordea Bank AB
3.35%, 08/11/06 (4)	35,684	35,684
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	61,172	61,172
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	78,504	78,504
Principal Life Income Funding Trusts
3.21%, 05/10/06	15,293	15,294
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	57,859	57,844
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	11,215	11,214
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	116,431	116,430
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	20,391	20,391
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	31,606	31,599
Strips III LLC
3.51%, 07/24/06 (4) (5)	6,117	6,117
SunTrust Bank
3.63%, 04/28/06	30,586	30,586
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	49,549	49,545
Toronto-Dominion Bank
3.81%, 06/20/06	25,488	25,491
Toyota Motor Credit Corp.
3.32%, 04/10/06	9,176	9,176
UniCredito Italiano SpA
3.34%, 06/14/06	26,508	26,500
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	50,843	50,843
Wells Fargo & Co.
3.38%, 07/14/06 (4)	10,195	10,196
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	73,406	73,404
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	53,220	53,218
Winston Funding Ltd.
3.71%, 10/23/05 (4)	14,559	14,559
World Savings Bank
3.30%, 09/09/05	7,137	7,137

		1,999,101

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	81,563	81,563
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	45,560	45,560
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	2,954	2,954
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	7,148	7,148

		137,225

REPURCHASE AGREEMENTS (3)—0.95%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $188,666 and an effective yield of 3.30%. (7)	$188,614	188,614
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $203,963 and an effective yield of 3.30%. (7)	203,907	203,907
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $137,675 and an effective yield of 3.30%. (7)	137,637	137,637

		530,158

TIME DEPOSITS (3)—1.65%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	30,586	30,586
BNP Paribas (New York)
3.03%, 08/23/05	8,156	8,156
Chase Bank USA N.A.
3.31%, 08/01/05	152,930	152,930
Dexia Bank
3.27%, 08/01/05	50,977	50,977
Fortis Bank NY
3.83% - 3.84%, 01/25/06	30,586	30,587
HBOS Treasury Services PLC
3.39%, 12/14/05	12,234	12,234
Key Bank N.A.
3.31%, 08/01/05	183,516	183,516
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	30,586	30,586
National Australia Bank Ltd.
3.31%, 08/01/05	31,062	31,062
Societe Generale
3.31%, 08/01/05	163,126	163,126
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	46,899	46,898
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	16,313	16,312
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	40,781	40,781
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	112,149	112,148
Wilmington Trust Corp.
3.30%, 08/05/05	15,293	15,293

		925,192

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,395,798)		4,395,798

TOTAL INVESTMENTS IN SECURITIES — 107.67% (Cost: $56,502,831) (8)		60,343,153
Other Assets, Less Liabilities — (7.67)%		(4,298,432)

NET ASSETS — 100.00%		$56,044,721

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $56,511,192. Net unrealized appreciation aggregated $3,831,961, of which $4,245,718 represented gross unrealized appreciation on securities and $413,757 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
ADVERTISING—0.63%
ADVO Inc.	3,720	$130,758
Catalina Marketing Corp.	5,958	142,575

		273,333

AEROSPACE & DEFENSE—2.74%
Armor Holdings Inc. (1)	3,936	160,904
BE Aerospace Inc. (1)	6,941	121,676
Curtiss-Wright Corp.	2,632	161,605
DRS Technologies Inc.	3,057	158,964
EDO Corp.	1,906	58,800
Esterline Technologies Corp. (1)	3,055	130,571
GenCorp Inc. (1)	5,301	106,921
Moog Inc. Class A (1)	4,186	132,152
Orbital Sciences Corp. (1) (2)	6,765	77,933
Triumph Group Inc. (1)	1,931	77,916

		1,187,442

AGRICULTURE—0.29%
Delta & Pine Land Co.	4,682	125,244

		125,244

AIRLINES—0.25%
Alaska Air Group Inc. (1)	3,096	108,298

		108,298

APPAREL—1.48%
Guess? Inc. (1)	1,887	44,156
K-Swiss Inc. Class A	2,301	77,705
Oxford Industries Inc. (2)	1,713	80,528
Phillips-Van Heusen Corp.	3,354	113,701
Skechers U.S.A. Inc. Class A (1)	2,528	41,560
Warnaco Group Inc. (The) (1)	5,302	129,104
Wolverine World Wide Inc.	6,984	153,648

		640,402

AUTO MANUFACTURERS—0.19%
Wabash National Corp.	3,758	80,835

		80,835

BANKS—6.74%
Alabama National Bancorp	1,820	126,217
Amegy Bancorporation Inc.	7,974	181,648
Boston Private Financial Holdings Inc.	3,331	95,433
Corus Bankshares Inc. (2)	1,865	117,010
CVB Financial Corp. (2)	5,860	125,931
First Community Bancorp	1,601	82,035
First Republic Bank	3,005	113,829
Fremont General Corp.	8,137	198,868

Frontier Financial Corp.	3,443	101,775
Glacier Bancorp Inc. (2)	3,802	108,585
Greater Bay Bancorp (2)	6,238	163,623
Hanmi Financial Corp.	5,976	113,544
Independent Bank Corp. (Michigan)	2,449	75,625
Main Street Banks Inc.	1,966	54,910
MB Financial Inc.	3,316	137,946
Prosperity Bancshares Inc.	3,348	103,118
Sterling Bancshares Inc.	5,463	85,824
Sterling Financial Corp. (Pennsylvania)	3,267	72,772
Texas Regional Bancshares Inc. Class A	5,509	163,397
UCBH Holdings Inc.	11,110	202,980
Umpqua Holdings Corp.	5,331	132,902
United Community Banks Inc. (2)	4,056	115,393
Unizan Financial Corp.	2,654	72,759
W Holding Co. Inc.	16,132	172,451

		2,918,575

BIOTECHNOLOGY—1.70%
Bio-Rad Laboratories Inc. Class A (1)	1,966	118,019
Cambrex Corp.	3,011	59,226
Encysive Pharmaceuticals Inc. (1) (2)	6,943	88,246
Enzo Biochem Inc. (1)	3,747	62,875
Exelixis Inc. (1)	9,292	82,327
Incyte Corp. (1)	10,052	80,114
Myriad Genetics Inc. (1) (2)	3,728	65,613
Vertex Pharmaceuticals Inc. (1)	11,171	178,177

		734,597

BUILDING MATERIALS—2.05%
Eagle Materials Inc.	1,180	121,186
Eagle Materials Inc. Class B	999	99,560
ElkCorp	2,265	75,425
Genlyte Group Inc. (The) (1)	3,019	155,116
Interline Brands Inc. (1)	2,803	59,143
NCI Building Systems Inc. (1)	2,509	96,898
Simpson Manufacturing Co. Inc.	4,502	172,517
Universal Forest Products Inc.	2,178	108,791

		888,636

CHEMICALS—1.06%
Albemarle Corp.	4,512	171,907
Arch Chemicals Inc.	2,851	73,413
Grace (W.R.) & Co. (1)	6,693	55,954
Minerals Technologies Inc.	2,506	155,973

		457,247

COMMERCIAL SERVICES—6.06%
ABM Industries Inc.	4,828	94,629
Advance America Cash Advance Centers Inc.	7,695	121,042
Arbitron Inc.	3,766	156,289
BearingPoint Inc. (1)	20,647	169,512
Bowne & Co. Inc.	4,295	58,884
Central Parking Corp.	2,743	39,774
Coinstar Inc. (1) (2)	2,838	58,392
Consolidated Graphics Inc. (1)	1,463	62,324
Corrections Corp. of America (1) (2)	4,769	179,267
Cross Country Healthcare Inc. (1)	3,054	60,286
FTI Consulting Inc. (1)	5,191	125,103
Gartner Inc. (1)	6,484	67,239
Gevity HR Inc.	3,279	72,302
Heidrick & Struggles International Inc. (1)	2,328	69,793
Kelly Services Inc. Class A	2,252	68,506

Korn/Ferry International (1)	4,747	94,465
Magellan Health Services Inc. (1)	3,793	135,865
MAXIMUS Inc.	2,305	88,005
McGrath RentCorp	2,436	63,312
MoneyGram International Inc.	10,785	226,916
MPS Group Inc. (1)	12,820	152,045
PAREXEL International Corp. (1)	3,179	63,167
Steiner Leisure Ltd. (1)	1,862	64,351
TeleTech Holdings Inc. (1)	4,699	38,297
Viad Corp.	2,696	82,902
Watson Wyatt & Co. Holdings	3,948	109,044
Wright Express Corp. (1)	4,903	102,865

		2,624,576

COMPUTERS—1.98%
CIBER Inc. (1) (2)	6,765	52,902
Electronics For Imaging Inc. (1)	6,521	137,397
Hutchinson Technology Inc. (1) (2)	3,175	105,696
Intergraph Corp. (1)	3,437	130,709
Komag Inc. (1)	2,642	93,738
Mentor Graphics Corp. (1)	9,217	85,810
MTS Systems Corp.	2,431	96,389
Perot Systems Corp. Class A (1)	9,113	128,311
Syntel Inc.	1,479	28,397

		859,349

COSMETICS & PERSONAL CARE—0.16%
Elizabeth Arden Inc. (1)	2,937	70,752

		70,752

DISTRIBUTION & WHOLESALE—1.17%
Aviall Inc. (1)	3,466	117,324
Building Materials Holdings Corp.	1,640	136,284
Watsco Inc.	2,555	121,005
WESCO International Inc. (1)	3,904	132,970

		507,583

DIVERSIFIED FINANCIAL SERVICES—3.25%
Accredited Home Lenders Holding Co. (1) (2)	1,910	90,744
Advanta Corp. Class B	1,856	55,513
Cohen & Steers Inc.	1,004	22,038
CompuCredit Corp. (1)	4,222	159,887
eSpeed Inc. (1)	3,932	33,422
Financial Federal Corp.	2,101	80,889
Gabelli Asset Management Inc. Class A	851	38,508
Instinet Group Inc.	15,250	74,573
Investment Technology Group Inc. (1)	5,105	130,790
Knight Capital Group Inc. Class A (1)	13,077	103,308
Nasdaq Stock Market Inc. (The) (1)	9,005	203,963
Nelnet Inc. Class A (1) (2)	2,616	99,277
W.P. Stewart & Co. Ltd. (2)	2,693	64,470
Waddell & Reed Financial Inc. Class A	10,047	195,213
World Acceptance Corp. (1)	2,002	54,394

		1,406,989

ELECTRIC—0.32%
NorthWestern Corp.	4,337	137,049

		137,049

ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Belden CDT Inc. (2)	5,706	126,673

		126,673

ELECTRONICS—2.91%
Analogic Corp.	1,343	68,990
Benchmark Electronics Inc. (1)	4,701	150,432
Brady Corp. Class A	4,928	168,538
Coherent Inc. (1)	3,692	125,676
Electro Scientific Industries Inc. (1)	3,431	75,482
KEMET Corp. (1)	10,533	88,267
Methode Electronics Inc.	4,324	54,655
Orbotech Ltd. (1)	3,911	96,797
Paxar Corp. (1)	4,413	85,877
Plexus Corp. (1)	5,256	75,844
Varian Inc. (1)	4,243	158,985
Watts Water Technologies Inc. Class A	3,039	110,924

		1,260,467

ENERGY - ALTERNATE SOURCES—0.11%
Plug Power Inc. (1) (2)	6,477	46,311

		46,311

ENGINEERING & CONSTRUCTION—0.94%
Dycom Industries Inc. (1)	5,876	143,374
EMCOR Group Inc. (1)	1,831	94,297
McDermott International Inc. (1)	7,179	170,071

		407,742

ENTERTAINMENT—1.11%
Argosy Gaming Co. (1)	3,396	158,899
Isle of Capri Casinos Inc. (1)	2,018	56,504
Pinnacle Entertainment Inc. (1)	4,853	104,825
Speedway Motorsports Inc.	1,665	65,751
Vail Resorts Inc. (1)	3,393	96,395

		482,374

ENVIRONMENTAL CONTROL—0.44%
Aleris International Inc. (1)	3,747	85,694
Tetra Tech Inc. (1) (2)	6,848	102,925

		188,619

FOOD—1.51%
Flowers Foods Inc.	6,848	172,501
Hain Celestial Group Inc. (1) (2)	3,629	71,963
Performance Food Group Co. (1) (2)	5,652	169,730
Ralcorp Holdings Inc.	3,562	153,166
Tootsie Roll Industries Inc.	2,787	87,205

		654,565

FOREST PRODUCTS & PAPER—0.45%
Deltic Timber Corp.	1,351	57,742
Longview Fibre Co.	6,220	139,204

		196,946

HAND & MACHINE TOOLS—0.62%
Baldor Electric Co.	3,616	90,545
Franklin Electric Co. Inc.	1,925	83,757
Regal-Beloit Corp.	2,981	93,902

		268,204

HEALTH CARE - PRODUCTS—3.19%
CONMED Corp. (1)	3,632	109,360
Invacare Corp. (2)	3,660	154,269
Inverness Medical Innovations Inc. (1) (2)	2,513	68,228
Mentor Corp.	4,523	225,019
Oakley Inc.	3,180	59,402

Orthofix International NV (1)	1,633	73,893
PSS World Medical Inc. (1) (2)	7,885	115,279
Steris Corp. (2)	8,407	228,418
Sybron Dental Specialties Inc. (1)	4,739	174,158
Viasys Healthcare Inc. (1)	3,265	81,103
West Pharmaceutical Services Inc.	3,430	94,359

		1,383,488

HEALTH CARE - SERVICES—2.25%
Alliance Imaging Inc. (1)	1,478	15,164
Apria Healthcare Group Inc. (1)	6,085	205,247
Beverly Enterprises Inc. (1)	12,177	154,526
Genesis HealthCare Corp. (1)	2,424	109,007
Molina Healthcare Inc. (1)	1,378	32,989
Pediatrix Medical Group Inc. (1)	2,722	213,459
RehabCare Group Inc. (1)	1,983	46,204
Sierra Health Services Inc. (1) (2)	2,927	197,397

		973,993

HOLDING COMPANIES - DIVERSIFIED—0.48%
Walter Industries Inc. (2)	4,705	209,420

		209,420

HOME BUILDERS—2.02%
Brookfield Homes Corp.	1,885	93,873
Meritage Homes Corp. (1)	2,727	253,475
Thor Industries Inc. (2)	4,744	169,835
WCI Communities Inc. (1)	4,784	162,465
William Lyon Homes Inc. (1)	305	38,247
Winnebago Industries Inc. (2)	4,065	156,868

		874,763

HOME FURNISHINGS—0.11%
American Woodmark Corp.	1,337	47,076

		47,076

HOUSEHOLD PRODUCTS & WARES—1.40%
Central Garden & Pet Co. (1)	2,257	113,234
Harland (John H.) Co.	3,379	130,531
Helen of Troy Ltd. (1)	2,561	60,030
Jarden Corp. (1) (2)	5,335	204,651
Playtex Products Inc. (1)	3,960	42,214
WD-40 Co.	1,951	56,052

		606,712

INSURANCE—2.25%
Bristol West Holdings Inc.	2,267	41,531
Hilb, Rogal & Hobbs Co. (2)	3,861	130,849
Philadelphia Consolidated Holding Corp. (1)	2,277	189,037
Primus Guaranty Ltd. (1)	2,292	31,148
ProAssurance Corp. (1)	3,283	141,038
Scottish Re Group Ltd.	4,001	96,224
State Auto Financial Corp.	1,704	53,591
Triad Guaranty Inc. (1)	1,140	54,709
21st Century Insurance Group	3,153	48,083
U.S.I. Holdings Corp. (1)	4,583	58,777
United America Indemnity Ltd. Class A (1)	2,118	38,823
Universal American Financial Corp. (1)	3,621	89,149

		972,959

INTERNET—0.59%
Ariba Inc. (1)	8,045	49,718
ProQuest Co. (1)	2,722	94,317
RSA Security Inc. (1)	8,659	112,134

		256,169

IRON & STEEL—0.81%
Cleveland-Cliffs Inc.	2,629	191,155
Reliance Steel & Aluminum Co.	3,438	160,623

		351,778

LEISURE TIME—0.24%
Nautilus Inc.	3,748	104,419

		104,419

LODGING—0.63%
Ameristar Casinos Inc. (2)	2,743	80,452
Aztar Corp. (1)	4,215	140,275
Marcus Corp.	2,532	54,387

		275,114

MACHINERY—2.76%
Applied Industrial Technologies Inc.	3,275	117,016
Flowserve Corp. (1)	6,731	227,912
Gardner Denver Inc. (1)	3,137	128,931
JLG Industries Inc. (2)	6,145	192,584
Manitowoc Co. Inc. (The)	3,595	164,112
Nordson Corp.	3,183	106,217
Sauer-Danfoss Inc.	1,314	25,860
Stewart & Stevenson Services Inc.	3,195	73,964
Unova Inc. (1) (2)	5,796	159,680

		1,196,276

MANUFACTURING—1.85%
AptarGroup Inc.	4,118	205,282
Blount International Inc. (1)	4,409	77,510
CLARCOR Inc.	6,274	195,749
ESCO Technologies Inc. (1)	1,579	173,090
Jacuzzi Brands Inc. (1)	9,187	99,679
Tredegar Corp.	3,082	49,651

		800,961

MEDIA—2.60%
Citadel Broadcasting Corp. (1)	6,335	77,794
Cox Radio Inc. Class A (1)	4,666	73,490
Emmis Communications Corp. (1)	3,861	79,266
Entercom Communications Corp. (1)	5,971	189,400
Gray Television Inc.	5,378	69,107
Lin TV Corp. Class A (1)	3,312	47,097
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	2,368	63,226
Media General Inc. Class A	2,525	172,963
Mediacom Communications Corp. (1) (2)	7,489	52,348
Primedia Inc. (1)	18,635	79,385
Readers Digest Association Inc. (The)	10,508	170,650
Sinclair Broadcast Group Inc. Class A	5,579	50,211

		1,124,937

METAL FABRICATE & HARDWARE—0.51%
Kaydon Corp.	3,436	106,035
NS Group Inc. (1)	2,706	114,870

		220,905

MINING—0.98%
AMCOL International Corp.	3,025	60,046
Hecla Mining Co. (1)	14,402	59,768
Meridian Gold Inc. (1)	12,077	215,454
RTI International Metals Inc. (1)	2,584	88,941

		424,209

OFFICE & BUSINESS EQUIPMENT—0.36%
Global Imaging Systems Inc. (1) (2)	2,808	97,325
Imagistics International Inc. (1)	2,018	60,782

		158,107

OFFICE FURNISHINGS—0.11%
Knoll Inc.	2,523	46,247

		46,247

OIL & GAS—4.52%
Berry Petroleum Co. Class A	2,232	127,246
Cimarex Energy Co. (1)	9,898	415,122
Comstock Resources Inc. (1)	4,958	137,287
Encore Acquisition Co. (1) (2)	5,094	160,665
Energy Partners Ltd. (1)	4,211	111,423
Frontier Oil Corp.	6,557	183,727
Holly Corp.	2,998	140,366
Penn Virginia Corp.	2,002	108,008
Petroleum Development Corp. (1)	1,981	74,169
Remington Oil & Gas Corp. (1) (2)	2,658	104,752
Spinnaker Exploration Co. (1)	3,284	128,864
St. Mary Land & Exploration Co. (2)	7,014	221,642
W&T Offshore Inc.	1,541	42,979

		1,956,250

OIL & GAS SERVICES—2.09%
Lone Star Technologies Inc. (1)	3,527	179,983
Maverick Tube Corp. (1)	5,175	171,655
Oceaneering International Inc. (1)	3,068	131,617
Oil States International Inc. (1)	3,661	108,292
RPC Inc.	2,158	42,059
Seacor Holdings Inc. (1) (2)	2,336	154,737
Veritas DGC Inc. (1)	3,820	117,656

		905,999

PHARMACEUTICALS—2.06%
Andrx Corp. (1)	8,863	164,409
Nabi Biopharmaceuticals (1)	7,103	106,474
NBTY Inc. (1)	7,375	178,475
Par Pharmaceutical Companies Inc. (1) (2)	4,134	96,818
Perrigo Co.	10,818	150,370
Priority Healthcare Corp. Class B (1)	4,506	123,870
Zymogenetics Inc. (1)	4,077	72,285

		892,701

REAL ESTATE—0.65%
Jones Lang LaSalle Inc. (1)	3,535	174,099
Trammell Crow Co. (1)	4,327	109,300

		283,399

REAL ESTATE INVESTMENT TRUSTS—5.41%
Acadia Realty Trust	3,380	64,220
Capital Automotive REIT	5,582	219,205
Corporate Office Properties Trust (2)	4,136	139,259
ECC Capital Corp.	6,963	44,424
Entertainment Properties Trust	3,050	138,928
Equity Inns Inc.	6,430	86,355
Equity Lifestyle Properties Inc.	2,561	112,863
Glimcher Realty Trust (2)	4,323	124,719
HomeBanc Corp.	5,426	49,160

Innkeepers USA Trust	5,159	79,294
LaSalle Hotel Properties	3,649	127,058
New Century Financial Corp.	6,788	355,555
Pennsylvania Real Estate Investment Trust (2)	4,096	200,335
Post Properties Inc.	4,842	193,244
Saul Centers Inc.	1,292	48,838
Saxon Capital Inc.	6,070	97,666
Sunstone Hotel Investors Inc.	4,278	110,629
Tanger Factory Outlet Centers Inc.	3,341	96,221
Town & Country Trust (The) (2)	1,991	57,819

		2,345,792

RETAIL—8.93%
AFC Enterprises Inc.	2,523	34,540
Big 5 Sporting Goods Corp.	2,760	76,314
Big Lots Inc. (1)	14,028	181,943
Cabela’s Inc. Class A (1) (2)	5,306	116,944
CEC Entertainment Inc. (1)	4,462	170,939
Charming Shoppes Inc. (1)	12,984	152,302
Christopher & Banks Corp. (2)	4,443	83,973
CKE Restaurants Inc. (2)	6,474	83,903
Cost Plus Inc. (1) (2)	2,648	59,659
CSK Auto Corp. (1)	5,666	106,011
Dress Barn Inc. (1)	2,637	64,290
Finish Line Inc. (The)	4,868	88,062
Fred’s Inc. (2)	4,469	86,252
GameStop Corp. (1) (2)	2,563	88,039
GameStop Corp. Class B (1)	3,567	114,144
Genesco Inc. (1)	2,684	100,033
Insight Enterprises Inc. (1)	5,906	120,482
Kenneth Cole Productions Inc. Class A	1,142	33,997
Linens ’n Things Inc. (1)	5,497	144,296
Longs Drug Stores Corp.	3,658	158,721
Men’s Wearhouse Inc. (The) (1)	5,970	214,681
Movie Gallery Inc.	3,228	80,958
New York & Co. Inc. (1)	1,732	40,771
Nu Skin Enterprises Inc. Class A (2)	6,423	151,711
Pantry Inc. (The) (1)	2,651	112,986
Pep Boys-Manny, Moe & Jack Inc. (2)	7,043	95,714
Pier 1 Imports Inc.	9,671	137,522
Ruby Tuesday Inc.	7,636	191,053
School Specialty Inc. (1)	2,766	129,808
Sports Authority Inc. (The) (1)	2,726	86,687
Stage Stores Inc. (1)	2,169	95,805
Steak n Shake Co. (The) (1)	3,346	72,441
Too Inc. (1)	4,224	108,937
Triarc Companies Inc. (2)	1,330	22,982
Triarc Companies Inc. Class B	3,026	47,538
Zale Corp. (1)	6,313	214,642

		3,869,080

SAVINGS & LOANS—2.79%
Bank Mutual Corp.	7,758	85,842
BankAtlantic Bancorp Inc. Class A	5,630	101,002
BankUnited Financial Corp. Class A	3,364	88,810
Commercial Capital Bancorp Inc.	5,983	118,703
Fidelity Bankshares Inc.	2,776	87,000
First Niagara Financial Group Inc.	14,375	211,744
Harbor Florida Bancshares Inc. (2)	2,653	101,822
Northwest Bancorp Inc.	2,501	53,509
Ocwen Financial Corp. (1) (2)	4,471	34,203
Provident Financial Services Inc.	8,551	151,011
Provident New York Bancorp	5,589	65,950
Sterling Financial Corp. (Washington) (1)	2,751	107,372

		1,206,968

SEMICONDUCTORS—3.73%
Amkor Technology Inc. (1)	11,126	51,847
Applied Micro Circuits Corp. (1)	37,838	113,892
Atmel Corp. (1)	53,757	125,791
Axcelis Technologies Inc. (1)	12,171	84,102
Brooks Automation Inc. (1)	5,412	89,839
Credence Systems Corp. (1)	11,085	120,716
Emulex Corp. (1)	10,073	191,286
Integrated Device Technology Inc. (1)	12,922	149,378
Lattice Semiconductor Corp. (1)	12,996	66,929
MKS Instruments Inc. (1)	4,357	83,262
Mykrolis Corp. (1)	5,076	82,739
ON Semiconductor Corp. (1)	12,448	71,576
Photronics Inc. (1)	4,552	122,176
Skyworks Solutions Inc. (1)	18,944	138,860
TriQuint Semiconductor Inc. (1)	16,719	62,863
Vitesse Semiconductor Corp. (1)	26,734	59,350

		1,614,606

SOFTWARE—2.26%
American Reprographics Co. (1)	1,625	28,925
Borland Software Corp. (1)	9,793	65,711
CSG Systems International Inc. (1)	5,949	110,949
eFunds Corp. (1)	5,516	100,722
Epicor Software Corp. (1)	4,800	71,184
infoUSA Inc.	4,282	50,399
Keane Inc. (1)	6,573	82,425
Lawson Software Inc. (1) (2)	7,231	39,843
NDCHealth Corp. (2)	4,382	78,525
NetIQ Corp. (1)	6,689	76,589
Parametric Technology Corp. (1)	32,657	225,333
Renaissance Learning Inc.	688	16,106
Schawk Inc.	543	12,473
SYNNEX Corp. (1)	1,074	19,955

		979,139

TELECOMMUNICATIONS—2.28%
Anixter International Inc. (1)	3,847	159,881
Arris Group Inc. (1)	10,018	110,599
Aspect Communications Corp. (1)	5,107	58,373
Centennial Communications Corp. (1)	2,901	40,759
CommScope Inc. (1) (2)	6,584	111,204
General Communication Inc. Class A (1)	5,148	52,921
Harmonic Inc. (1)	8,796	46,883
Powerwave Technologies Inc. (1)	11,285	129,439
Premiere Global Services Inc. (1)	7,923	80,973
Price Communications Corp. (1)	5,143	90,671
UTStarcom Inc. (1) (2)	12,118	106,881

		988,584

TEXTILES—0.33%
G&K Services Inc. Class A	2,384	94,883
UniFirst Corp.	1,097	48,827

		143,710

TOYS, GAMES & HOBBIES—0.36%
Jakks Pacific Inc. (1)	3,182	54,540
RC2 Corp. (1)	2,477	101,086

		155,626

TRANSPORTATION—2.93%
EGL Inc. (1) (2)	5,307	106,830
Florida East Coast Industries Inc.	2,189	102,883
Genesee & Wyoming Inc. Class A (1)	2,980	90,205
Kirby Corp. (1)	2,433	117,149
Knightsbridge Tankers Ltd. (2)	2,082	87,756
Offshore Logistics Inc. (1)	2,632	94,752
Old Dominion Freight Line Inc. (1)	2,333	77,269
OMI Corp.	10,246	184,735
Pacer International Inc. (1)	4,539	115,018
SIRVA Inc. (1)	3,036	32,303
Swift Transportation Co. Inc. (1) (2)	5,904	129,829
Werner Enterprises Inc.	6,890	130,703
		1,269,432

TOTAL COMMON STOCKS (Cost: $40,528,755)		43,291,627

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.12%
COMMERCIAL PAPER (3)—2.41%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$21,221	21,212
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	53,733	53,531
Amsterdam Funding Corp.
3.27%, 08/01/05	13,263	13,263
ANZ National Bank Ltd.
2.94%, 08/15/05	13,263	13,248
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	17,242	17,157
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	29,065	29,052
Chariot Funding LLC
3.28%, 08/05/05	19,948	19,941
Charta LLC
3.31%, 08/11/05	39,789	39,752
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	25,730	25,717
Dorada Finance Inc.
3.76%, 01/26/06	2,653	2,603
Ebury Finance Ltd.
3.47%, 08/30/05	13,263	13,226
Edison Asset Securitization LLC
3.12%, 09/06/05	19,894	19,832
Fairway Finance LLC
3.15%, 09/15/05	23,596	23,503
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	37,535	37,474
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	66,129	65,979
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	86,209	85,781
Giro Funding Corp.
3.30%, 08/05/05	18,568	18,561
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	79,578	79,415
Lockhart Funding LLC
3.47%, 09/16/05	31,311	31,172

Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	37,136	37,003
Park Avenue Receivables Corp.
3.39%, 08/22/05	39,789	39,710
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	56,628	56,451
Park Sienna LLC
3.45%, 08/23/05	20,030	19,988
Prudential Funding LLC
3.31%, 08/01/05	39,789	39,789
Solitaire Funding Ltd.
3.28%, 08/01/05	26,526	26,526
Sydney Capital Corp.
3.21%, 08/17/05	56,156	56,075
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	58,548	58,432
Three Pillars Funding Corp.
3.29%, 08/08/05	32,670	32,649
Ticonderoga Funding LLC
3.29%, 08/09/05	23,949	23,931
Tulip Funding Corp.
3.31%, 08/01/05	39,789	39,789
Windmill Funding Corp.
3.28%, 08/02/05	5,305	5,305

		1,046,067

FLOATING RATE NOTES (3)—6.00%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	49,338	49,338
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	71,620	71,620
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	43,768	43,767
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	75,599	75,605
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	17,242	17,242
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	17,242	17,240
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	136,344	136,341
BMW US Capital LLC
3.36%, 07/14/06 (4)	26,526	26,526
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	90,188	90,182
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	72,681	72,677
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	6,631	6,631
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	92,841	92,841
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	79,578	79,575
DEPFA Bank PLC
3.42%, 03/15/06	26,526	26,526
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	50,399	50,401
Fairway Finance LLC
3.38%, 10/20/05	10,610	10,610
Fifth Third Bancorp
3.42%, 04/21/06 (4)	53,052	53,052

Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	18,568	18,569
General Electric Capital Corp.
3.45%, 07/07/06	11,937	11,949
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,451	1,451
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	30,505	30,505
Hartford Life Global Funding Trust
3.38%, 07/15/06	26,526	26,526
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	79,578	79,578
HSBC Bank USA N.A.
3.45%, 05/04/06	9,284	9,290
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	119,367	119,366
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	27,852	27,852
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	103,451	103,464
Lothian Mortgages PLC
3.45%, 01/24/06	26,526	26,526
Marshall & Ilsley Bank
3.53%, 02/20/06	26,526	26,544
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	39,789	39,789
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	39,789	39,787
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	98,146	98,157
Nordea Bank AB
3.35%, 08/11/06 (4)	46,420	46,420
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	79,578	79,578
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	102,125	102,124
Principal Life Income Funding Trusts
3.21%, 05/10/06	19,894	19,895
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	75,268	75,248
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	14,589	14,588
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	151,463	151,478
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	26,526	26,526
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	41,115	41,107
Strips III LLC
3.51%, 07/24/06 (4) (5)	7,958	7,958
SunTrust Bank
3.63%, 04/28/06	39,789	39,789
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	64,458	64,452
Toronto-Dominion Bank
3.81%, 06/20/06	33,157	33,160
Toyota Motor Credit Corp.
3.32%, 04/10/06	11,937	11,937
UniCredito Italiano SpA
3.34%, 06/14/06	34,484	34,473
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	66,141	66,142

Wells Fargo & Co.
3.38%, 07/14/06 (4)	13,263	13,264
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	95,494	95,490
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	69,233	69,231
Winston Funding Ltd.
3.71%, 10/23/05 (4)	18,940	18,940
World Savings Bank
3.30%, 09/09/05	9,284	9,284

		2,600,611

MONEY MARKET FUNDS—0.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	106,104	106,104
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	26,622	26,622
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	3,842	3,842
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	9,299	9,299

		145,867

REPURCHASE AGREEMENTS (3)—1.59%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $245,433 and an effective yield of 3.30%. (7)	$245,365	245,365
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $265,333 and an effective yield of 3.30%. (7)	265,260	265,260
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $179,100 and an effective yield of 3.30%. (7)	179,050	179,050

		689,675

TIME DEPOSITS (3)—2.78%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	39,789	39,789
BNP Paribas (New York)
3.03%, 08/23/05	10,610	10,610
Chase Bank USA N.A.
3.31%, 08/01/05	198,945	198,945
Dexia Bank
3.27%, 08/01/05	66,315	66,315
Fortis Bank NY
3.83% - 3.84%, 01/25/06	39,789	39,789
HBOS Treasury Services PLC
3.39%, 12/14/05	15,916	15,916
Key Bank N.A.
3.31%, 08/01/05	238,734	238,734
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	39,789	39,789
National Australia Bank Ltd.
3.31%, 08/01/05	40,409	40,409
Societe Generale
3.31%, 08/01/05	212,208	212,208

Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	61,010	61,009
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	21,221	21,221
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	53,052	53,052
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	145,893	145,893
Wilmington Trust Corp.
3.30%, 08/05/05	19,894	19,894

		1,203,573

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,685,793)		5,685,793

TOTAL INVESTMENTS IN SECURITIES—113.05% (Cost: $46,214,548) (8)		48,977,420
Other Assets, Less Liabilities—(13.05)%		(5,653,810)

NET ASSETS—100.00%		$43,323,610

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $46,305,749. Net unrealized appreciation aggregated $2,671,671, of which $4,062,463 represented gross unrealized appreciation on securities and $1,390,792 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—99.96%
ADVERTISING—0.30%
Marchex Inc. Class B (1) (2)	2,016	$33,123
Ventiv Health Inc. (1)	2,643	58,146

		91,269

AEROSPACE & DEFENSE—1.11%
ARGON ST Inc. (1)	1,942	67,504
Engineered Support Systems Inc.	4,046	149,621
Teledyne Technologies Inc. (1)	3,017	114,495

		331,620

AGRICULTURE—0.18%
Tejon Ranch Co. (1)	856	52,533

		52,533

AIRLINES—0.32%
AirTran Holdings Inc. (1) (2)	8,308	95,044

		95,044

APPAREL—1.01%
Carter’s Inc. (1)	1,783	108,496
Quiksilver Inc. (1)	11,651	195,620

		304,116

BANKS—2.51%
Bank of the Ozarks Inc. (2)	992	33,202
KNBT Bancorp Inc.	3,363	54,346
NewAlliance Bancshares Inc.	11,169	161,392
PrivateBancorp Inc. (2)	2,010	74,269
Signature Bank (1)	2,410	72,372
SVB Financial Group (1)	3,485	178,920
Texas Capital Bancshares Inc. (1)	2,318	54,751
Wintrust Financial Corp.	2,299	123,295

		752,547

BEVERAGES—0.23%
Hansen Natural Corp. (1) (2)	757	69,947

		69,947

BIOTECHNOLOGY—2.40%
Alexion Pharmaceuticals Inc. (1)	2,664	69,371
ICOS Corp. (1)	5,671	142,966
Integra LifeSciences Holdings Corp. (1)	1,733	52,683
Martek Biosciences Corp. (1) (2)	3,069	133,778
Nektar Therapeutics (1)	8,395	157,490
Serologicals Corp. (1)	3,345	76,935
Telik Inc. (1)	5,033	85,561

		718,784

BUILDING MATERIALS—0.10%
Trex Co. Inc. (1) (2)	1,006	29,576

		29,576

CHEMICALS—0.56%
Cabot Microelectronics Corp. (1) (2)	2,452	73,732
Symyx Technologies Inc. (1)	3,171	95,289

		169,021

COAL—0.27%
Alpha Natural Resources Inc. (1)	2,902	81,256

		81,256

COMMERCIAL SERVICES—6.08%
Aaron Rents Inc.	3,877	95,142
Advisory Board Co. (The) (1)	1,602	83,592
Bright Horizons Family Solutions Inc. (1)	2,652	121,409
Chemed Corp.	2,480	106,640
Corinthian Colleges Inc. (1) (2)	8,847	121,469
CoStar Group Inc. (1) (2)	1,640	77,900
CRA International Inc. (1)	1,078	57,350
DeVry Inc. (1) (2)	5,984	119,022
Educate Inc. (1)	1,999	30,895
Euronet Worldwide Inc. (1)	2,993	88,039
First Advantage Corp. Class A (1)	739	17,366
iPayment Holdings Inc. (1)	1,305	50,517
Jackson Hewitt Tax Service Inc.	3,183	80,562
Labor Ready Inc. (1)	4,070	96,500
Navigant Consulting Inc. (1)	4,730	94,600
PRA International (1)	2,012	60,783
Resources Connection Inc. (1) (2)	4,679	140,370
Rollins Inc.	3,458	72,238
Sotheby’s Holdings Inc. Class A (1)	4,571	68,611
Strayer Education Inc.	1,437	141,444
TNS Inc. (1)	1,479	34,017
Universal Technical Institute Inc. (1)	1,978	64,087

		1,822,553

COMPUTERS—4.43%
Advanced Digital Information Corp. (1)	6,103	48,702
Anteon International Corp. (1)	3,204	150,428
Equinix Inc. (1) (2)	1,617	71,746
FactSet Research Systems Inc. (2)	3,589	131,645
Henry (Jack) & Associates Inc.	7,462	143,718
Kanbay International Inc. (1)	2,193	48,597
Kronos Inc. (1)	3,018	141,846
Manhattan Associates Inc. (1)	2,931	60,672
Mercury Computer Systems Inc. (1)	2,026	56,120
MICROS Systems Inc. (1)	3,694	158,657
M-Systems Flash Disk Pioneers Ltd. (1)	3,223	83,315
SRA International Inc. Class A (1) (2)	3,245	120,714
Synaptics Inc. (1)	2,524	40,005
TALX Corp.	1,924	70,996

		1,327,161

COSMETICS & PERSONAL CARE—0.23%
Chattem Inc. (1)	1,546	70,436

		70,436

DISTRIBUTION & WHOLESALE—1.12%
Beacon Roofing Supply Inc. (1)	1,738	45,136
Central European Distribution Corp. (1) (2)	1,198	44,721
ScanSource Inc. (1)	1,198	57,181
SCP Pool Corp.	5,216	190,071

		337,109

DIVERSIFIED FINANCIAL SERVICES—1.26%
Asset Acceptance Capital Corp. (1)	1,499	40,983
Calamos Asset Management Inc. Class A	2,267	65,380
GFI Group Inc. (1)	678	23,723
Greenhill & Co. Inc.	872	33,450
National Financial Partners Corp.	2,762	124,980
optionsXpress Holdings Inc.	1,394	22,611
Portfolio Recovery Associates Inc. (1)	1,543	65,115

		376,242

ELECTRIC—0.04%
Ormat Technologies Inc.	669	12,651

		12,651

ELECTRICAL COMPONENTS & EQUIPMENT—0.56%
Intermagnetics General Corp. (1)	2,760	81,061
Littelfuse Inc. (1)	2,148	62,056
Vicor Corp.	1,865	24,506

		167,623

ELECTRONICS—2.27%
Cymer Inc. (1)	3,638	126,239
Dionex Corp. (1)	2,073	95,690
Dolby Laboratories Inc. Class A (1)	3,131	59,583
FEI Co. (1) (2)	2,382	54,048
Identix Inc. (1)	8,480	45,707
II-VI Inc. (1)	2,436	46,796
Ionatron Inc. (1) (2)	2,431	17,260
Itron Inc. (1)	2,301	111,483
Rogers Corp. (1) (2)	1,616	65,965
Taser International Inc. (1) (2)	5,918	57,523

		680,294

ENERGY - ALTERNATE SOURCES—0.92%
Headwaters Inc. (1) (2)	4,001	171,043
KFx Inc. (1) (2)	6,097	105,295

		276,338

ENGINEERING & CONSTRUCTION—0.16%
Insituform Technologies Inc. Class A (1)	2,565	49,376

		49,376

ENTERTAINMENT—1.64%
Alliance Gaming Corp. (1) (2)	4,645	71,115
Gaylord Entertainment Co. (1)	3,863	185,192
Great Wolf Resorts Inc. (1)	2,654	36,068
Macrovision Corp. (1)	4,812	105,046
Shuffle Master Inc. (1) (2)	3,455	92,698

		490,119

ENVIRONMENTAL CONTROL—1.01%
Mine Safety Appliances Co.	2,708	132,421
Waste Connections Inc. (1)	4,741	170,676

		303,097

FOOD—0.36%
United Natural Foods Inc. (1) (2)	3,195	107,735

		107,735

HEALTH CARE—0.37%
MedCath Corp. (1)	537	14,612
Psychiatric Solutions Inc. (1)	2,005	96,601

		111,213

HEALTH CARE - PRODUCTS—9.02%
Advanced Medical Optics Inc. (1)	6,413	266,588
Advanced Neuromodulation Systems Inc. (1) (2)	1,980	99,079
Align Technology Inc. (1) (2)	3,023	19,710
American Medical Systems Holdings Inc. (1)	6,248	145,266
Arrow International Inc.	2,185	68,740
ArthroCare Corp. (1) (2)	2,382	87,110
Aspect Medical Systems Inc. (1)	1,461	48,213
Biosite Inc. (1)	1,657	91,276
Cyberonics Inc. (1)	2,114	81,643
Diagnostic Products Corp.	2,213	124,946
DJ Orthopedics Inc. (1)	1,716	42,093
FoxHollow Technologies Inc. (1) (2)	1,229	63,035
Haemonetics Corp. (1)	2,488	105,068
Hologic Inc. (1) (2)	2,140	97,563
ICU Medical Inc. (1)	1,242	41,011
Immucor Inc. (1)	4,396	120,758
Intuitive Surgical Inc. (1)	3,323	230,616
Kyphon Inc. (1) (2)	2,724	110,703
Laserscope (1) (2)	1,799	59,583
LCA-Vision Inc.	1,656	75,845
PolyMedica Corp.	2,274	79,863
SurModics Inc. (1)	1,492	57,979
Symmetry Medical Inc. (1)	2,278	56,791
Syneron Medical Ltd. (1)	2,155	83,075
TECHNE Corp. (1)	3,597	176,505
Thoratec Corp. (1)	4,164	68,789
Ventana Medical Systems Inc. (1)	3,139	134,851
Wright Medical Group Inc. (1) (2)	2,594	67,081

		2,703,780

HEALTH CARE - SERVICES—3.33%
American Healthways Inc. (1) (2)	3,203	142,758
AmSurg Corp. (1)	2,881	80,697
Centene Corp. (1)	4,081	119,573
LabOne Inc. (1)	1,649	62,052
LifePoint Hospitals Inc. (1)	5,058	236,512
Radiation Therapy Services Inc. (1)	1,107	28,904
Sunrise Senior Living Inc. (1)	1,756	93,068
United Surgical Partners International Inc. (1)	3,457	124,487
Wellcare Health Plans Inc. (1)	2,833	108,561

		996,612

HOLDING COMPANIES - DIVERSIFIED—0.10%
Resource America Inc. Class A	1,673	30,265

		30,265

HOME BUILDERS—0.29%
Champion Enterprises Inc. (1)	7,136	86,060

		86,060

HOME FURNISHINGS—0.15%
TiVo Inc. (1) (2)	7,108	44,425

		44,425

HOUSEHOLD PRODUCTS & WARES—0.45%
Yankee Candle Co. Inc. (The)	4,435	134,380

		134,380

INSURANCE—0.46%
Danielson Holding Corp. (1)	10,652	137,411

		137,411

INTERNET—7.82%
Akamai Technologies Inc. (1) (2)	11,543	176,262
aQuantive Inc. (1) (2)	5,419	102,202
Avocent Corp. (1)	4,821	168,060
CNET Networks Inc. (1)	12,992	166,298
Digital Insight Corp. (1)	3,279	80,335
Digital River Inc. (1) (2)	3,155	126,121
Digitas Inc. (1)	8,426	95,045
eResearch Technology Inc. (1) (2)	3,895	58,620
F5 Networks Inc. (1)	3,713	156,614
GSI Commerce Inc. (1)	1,712	32,032
InfoSpace Inc. (1) (2)	2,809	67,809
Internet Security Systems Inc. (1)	3,699	84,226
j2 Global Communications Inc. (1)	2,297	92,133
NetFlix Inc. (1) (2)	2,543	47,198
NetRatings Inc. (1)	1,043	15,822
1-800-FLOWERS.COM Inc. (1)	2,493	18,598
Openwave Systems Inc. (1) (2)	6,809	126,307
Opsware Inc. (1)	7,573	42,409
Overstock.com Inc. (1) (2)	1,195	51,732
Priceline.com Inc. (1) (2)	2,375	58,995
RealNetworks Inc. (1)	10,817	53,760
Sapient Corp. (1)	7,730	60,139
TIBCO Software Inc. (1)	19,423	149,363
Travelzoo Inc. (1) (2)	278	8,382
ValueClick Inc. (1)	7,856	100,871
WebEx Communications Inc. (1) (2)	3,127	89,338
Websense Inc. (1)	2,265	112,888

		2,341,559

LEISURE TIME—0.49%
Life Time Fitness Inc. (1)	1,743	58,565
Marine Products Corp.	1,534	21,629
WMS Industries Inc. (1) (2)	2,013	65,604

		145,798

MACHINERY—1.09%
Bucyrus International Inc. Class A	1,980	84,388
Cognex Corp.	3,924	130,944
Wabtec Corp.	4,508	110,130

		325,462

MANUFACTURING—1.73%
Actuant Corp. Class A (1)	2,568	119,489
Ceradyne Inc. (1) (2)	2,230	71,070
CUNO Inc. (1)	1,658	119,310
Hexcel Corp. (1)	4,912	84,879
Matthews International Corp. Class A	3,138	122,382

		517,130

MEDIA—1.28%
Central European Media Enterprises Ltd. (1)	2,003	96,785
Crown Media Holdings Inc. (1)	927	8,454
Cumulus Media Inc. Class A (1)	5,074	64,034
Entravision Communications Corp. (1)	5,381	46,008
Radio One Inc. (1)	2,128	28,068
Radio One Inc. Class D (1)	6,405	84,610
Salem Communications Corp. Class A (1)	1,131	22,722
Spanish Broadcasting System Inc. Class A (1)	3,785	32,551

		383,232

MINING—0.48%
Apex Silver Mines Ltd. (1)	4,353	60,420
Coeur d’Alene Mines Corp. (1)	23,560	83,638

		144,058

OIL & GAS—3.27%
ATP Oil & Gas Corp. (1)	1,853	52,106
Atwood Oceanics Inc. (1)	1,293	88,144
Bill Barrett Corp. (1)	2,196	70,250
Cheniere Energy Inc. (1)	4,675	158,903
Crosstex Energy Inc.	763	45,322
Grey Wolf Inc. (1)	18,682	143,291
Pioneer Drilling Co. (1)	3,765	56,776
TODCO Class A (1)	5,997	184,168
Unit Corp. (1)	3,809	180,927

		979,887

OIL & GAS SERVICES—3.67%
Cal Dive International Inc. (1)	3,527	208,869
CARBO Ceramics Inc.	1,168	101,488
Core Laboratories NV (1)	2,587	83,301
Dril-Quip Inc. (1)	745	24,749
Global Industries Ltd. (1)	7,611	74,664
Hydril Co. LP (1)	1,920	123,187
Newpark Resources Inc. (1)	8,314	70,336
Superior Energy Services Inc. (1)	7,325	156,315
Tetra Technologies Inc. (1)	2,206	87,953
Universal Compression Holdings Inc. (1)	2,047	83,006
W-H Energy Services Inc. (1)	2,719	85,377

		1,099,245

PACKAGING & CONTAINERS—0.23%
Greif Inc. Class A	1,098	69,174

		69,174

PHARMACEUTICALS—6.13%
Alkermes Inc. (1)	8,748	135,594
Connetics Corp. (1) (2)	3,520	65,859
CV Therapeutics Inc. (1)	4,335	122,117
Eyetech Pharmaceuticals Inc. (1) (2)	3,271	37,191
First Horizon Pharmaceutical Corp. (1) (2)	2,656	56,520
HealthExtras Inc. (1)	2,161	42,982
Idenix Pharmaceuticals Inc. (1) (2)	1,505	38,317
Impax Laboratories Inc. (1) (2)	4,869	77,417
K-V Pharmaceutical Co. Class A (1)	3,457	55,001
Mannatech Inc.	1,511	27,122
MannKind Corp. (1) (2)	2,199	18,911
Medicines Co. (The) (1) (2)	4,355	95,070
Medicis Pharmaceutical Corp. Class A (2)	5,475	185,712
Neurocrine Biosciences Inc. (1)	3,596	178,290
NPS Pharmaceuticals Inc. (1)	3,704	40,262
Onyx Pharmaceuticals Inc. (1) (2)	3,217	75,439
Pharmion Corp. (1)	1,856	45,732
Prestige Brands Holdings Inc. (1)	2,764	31,095
Salix Pharmaceuticals Ltd. (1) (2)	3,543	68,380
Tanox Inc. (1)	2,401	33,590
Taro Pharmaceutical Industries Ltd. (1)	2,331	54,755
Theravance Inc. (1)	654	13,734
United Therapeutics Inc. (1) (2)	2,217	118,277
USANA Health Sciences Inc. (1)	1,062	51,518
Vicuron Pharmaceuticals Inc. (1)	5,909	166,338

		1,835,223

REAL ESTATE INVESTMENT TRUSTS—1.14%
Affordable Residential Communities Inc. (2)	2,938	38,429
BioMed Realty Trust Inc.	4,334	110,214
Fieldstone Investment Corp.	4,271	62,527
Global Signal Inc.	1,723	73,917
U-Store-It Trust	2,743	55,271

		340,358

RETAIL—6.77%
AC Moore Arts & Crafts Inc. (1) (2)	1,283	36,861
Aeropostale Inc. (1)	5,443	162,474
Build-A-Bear Workshop Inc. (1) (2)	1,054	25,296
Children’s Place Retail Stores Inc. (The) (1) (2)	1,348	61,604
Coldwater Creek Inc. (1) (2)	3,560	98,576
Dick’s Sporting Goods Inc. (1)	3,097	123,013
Electronics Boutique Holdings Corp. (1)	1,282	82,894
Guitar Center Inc. (1)	2,457	158,710
Hibbet Sporting Goods Inc. (1)	2,022	80,941
Hot Topic Inc. (1) (2)	4,498	76,646
99 Cents Only Stores (1)	4,703	57,706
P.F. Chang’s China Bistro Inc. (1) (2)	2,363	134,667
Panera Bread Co. Class A (1)	2,831	164,906
Rare Hospitality International Inc. (1)	3,355	104,542
Red Robin Gourmet Burgers Inc. (1)	1,246	74,810
Select Comfort Corp. (1) (2)	3,626	77,270
Stein Mart Inc.	2,618	59,402
Texas Roadhouse Inc. Class A (1)	2,578	96,984
Tractor Supply Co. (1) (2)	3,436	193,172
Tuesday Morning Corp. (2)	2,929	103,423
World Fuel Services Corp.	2,249	55,213

		2,029,110

SAVINGS & LOANS—0.32%
Brookline Bancorp Inc. (2)	6,049	96,844

		96,844

SEMICONDUCTORS—7.72%
AMIS Holdings Inc. (1)	3,190	40,704
ATMI Inc. (1) (2)	3,640	115,861
Cypress Semiconductor Corp. (1)	12,255	175,982
DSP Group Inc. (1)	2,819	70,334
Entegris Inc. (1)	5,046	59,391
Exar Corp. (1)	4,069	64,799
FormFactor Inc. (1)	2,932	76,642
Genesis Microchip Inc. (1)	3,271	81,252
Integrated Circuit Systems Inc. (1)	7,089	155,107
Micrel Inc. (1)	6,569	79,419
Microsemi Corp. (1)	5,896	125,880
OmniVision Technologies Inc. (1) (2)	5,592	79,015
PMC-Sierra Inc. (1)	17,427	171,307
Power Integrations Inc. (1)	3,060	70,686
Rambus Inc. (1)	9,386	123,332
Semtech Corp. (1)	7,281	133,679
SigmaTel Inc. (1) (2)	2,556	51,197
Silicon Image Inc. (1)	7,298	86,262
Silicon Laboratories Inc. (1)	3,938	115,265
SiRF Technology Holdings Inc. (1)	3,508	76,650
Tessera Technologies Inc. (1)	4,342	152,491
Varian Semiconductor Equipment Associates Inc. (1)	3,556	147,645
Zoran Corp. (1)	4,154	59,818

		2,312,718

SOFTWARE—7.33%
Advent Software Inc. (1)	2,245	53,947
Allscripts Healthcare Solutions Inc. (1) (2)	2,825	47,940
Altiris Inc. (1) (2)	1,909	28,845
ANSYS Inc. (1)	3,054	111,043
Avid Technology Inc. (1)	3,314	136,371
Blackbaud Inc.	1,271	18,175
Dendrite International Inc. (1)	3,665	63,404
Eclipsys Corp. (1)	3,729	63,281
FileNET Corp. (1)	3,833	108,359
Hyperion Solutions Corp. (1)	3,809	179,252
IDX Systems Corp. (1)	2,118	67,776
Informatica Corp. (1)	8,557	90,447
InPhonic Inc. (1) (2)	1,913	30,608
Jupitermedia Corp. (1) (2)	2,136	46,757
ManTech International Corp. Class A (1)	1,642	51,739
Midway Games Inc. (1) (2)	2,405	31,361
Progress Software Corp. (1)	3,589	111,582
Quality Systems Inc.	749	43,382
Quest Software Inc. (1)	5,088	72,504
Salesforce.com Inc. (1)	5,947	140,052
SERENA Software Inc. (1)	2,675	54,891
SS&C Technologies Inc.	1,683	61,295
Take-Two Interactive Software Inc. (1)	6,938	170,744
THQ Inc. (1)	3,834	134,113
Transaction Systems Architects Inc. Class A (1)	3,769	100,821
Verint Systems Inc. (1)	1,233	48,062
Wind River Systems Inc. (1)	7,606	129,987

		2,196,738

STORAGE & WAREHOUSING—0.20%
Mobile Mini Inc. (1) (2)	1,402	58,912

		58,912

TELECOMMUNICATIONS—5.39%
Aeroflex Inc. (1)	7,372	71,361
Comtech Telecommunications Corp. (1)	2,128	75,225
Extreme Networks Inc. (1)	10,653	50,921
Foundry Networks Inc. (1)	11,570	136,989
InterDigital Communications Corp. (1)	5,399	96,912
Ixia (1)	3,425	67,610
NETGEAR Inc. (1)	3,136	64,947
Newport Corp. (1)	4,130	56,581
Plantronics Inc.	4,735	161,748
Polycom Inc. (1)	9,726	161,160
RF Micro Devices Inc. (1)	18,282	111,337
SafeNet Inc. (1) (2)	2,359	80,654
SBA Communications Corp. (1)	6,775	112,397
Sonus Networks Inc. (1)	24,386	118,028
Syniverse Holdings Inc. (1)	1,765	24,710
Tekelec (1) (2)	6,203	103,032
UbiquiTel Inc. (1)	7,327	66,969
Viasat Inc. (1)	2,387	53,326

		1,613,907

TOYS, GAMES & HOBBIES—0.12%
LeapFrog Enterprises Inc. (1) (2)	2,848	35,515

		35,515

TRANSPORTATION—1.54%
Forward Air Corp.	3,192	111,241
Heartland Express Inc.	4,446	92,521

Hub Group Inc. Class A (1)	976	30,236
Kansas City Southern Industries Inc. (1)	6,265	141,338
Knight Transportation Inc. (2)	3,649	86,299

		461,635

TOTAL COMMON STOCKS (Cost: $28,317,608)		29,947,098

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—17.58%
COMMERCIAL PAPER (3)—3.18%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$19,340	19,332
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	48,971	48,787
Amsterdam Funding Corp.
3.27%, 08/01/05	12,088	12,088
ANZ National Bank Ltd.
2.94%, 08/15/05	12,088	12,074
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	15,714	15,637
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	26,489	26,477
Chariot Funding LLC
3.28%, 08/05/05	18,180	18,174
Charta LLC
3.31%, 08/11/05	36,263	36,230
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	23,450	23,438
Dorada Finance Inc.
3.76%, 01/26/06	2,418	2,373
Ebury Finance Ltd.
3.47%, 08/30/05	12,088	12,054
Edison Asset Securitization LLC
3.12%, 09/06/05	18,132	18,075
Fairway Finance LLC
3.15%, 09/15/05	21,505	21,421
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	34,209	34,153
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	60,269	60,133
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	78,570	78,180
Giro Funding Corp.
3.30%, 08/05/05	16,923	16,917
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	72,526	72,377
Lockhart Funding LLC
3.47%, 09/16/05	28,537	28,410
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	33,846	33,723
Park Avenue Receivables Corp.
3.39%, 08/22/05	36,263	36,191
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	51,610	51,449
Park Sienna LLC
3.45%, 08/23/05	18,255	18,217
Prudential Funding LLC
3.31%, 08/01/05	36,263	36,263

Solitaire Funding Ltd.
3.28%, 08/01/05	24,175	24,175
Sydney Capital Corp.
3.21%, 08/17/05	51,179	51,106
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	53,360	53,255
Three Pillars Funding Corp.
3.29%, 08/08/05	29,775	29,756
Ticonderoga Funding LLC
3.29%, 08/09/05	21,827	21,811
Tulip Funding Corp.
3.31%, 08/01/05	36,263	36,263
Windmill Funding Corp.
3.28%, 08/02/05	4,835	4,835

		953,374

FLOATING RATE NOTES (3)—7.91%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	44,966	44,967
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	65,274	65,274
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	39,889	39,889
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	68,900	68,906
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	15,714	15,714
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	15,714	15,712
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	124,262	124,260
BMW US Capital LLC
3.36%, 07/14/06 (4)	24,175	24,175
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	82,197	82,191
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	66,241	66,235
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	6,044	6,044
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	84,614	84,614
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	72,526	72,524
DEPFA Bank PLC
3.42%, 03/15/06	24,175	24,175
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	45,933	45,935
Fairway Finance LLC
3.38%, 10/20/05	9,670	9,670
Fifth Third Bancorp
3.42%, 04/21/06 (4)	48,351	48,351
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	16,923	16,924
General Electric Capital Corp.
3.45%, 07/07/06	10,879	10,890
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,322	1,322
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	27,802	27,802
Hartford Life Global Funding Trust
3.38%, 07/15/06	24,175	24,175

HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	72,526	72,525
HSBC Bank USA N.A.
3.45%, 05/04/06	8,461	8,467
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	108,789	108,790
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	25,384	25,384
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	94,284	94,297
Lothian Mortgages PLC
3.45%, 01/24/06	24,175	24,175
Marshall & Ilsley Bank
3.53%, 02/20/06	24,175	24,192
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	36,263	36,263
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	36,263	36,261
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	89,449	89,459
Nordea Bank AB
3.35%, 08/11/06 (4)	42,307	42,307
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	72,526	72,526
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	93,075	93,076
Principal Life Income Funding Trusts
3.21%, 05/10/06	18,132	18,132
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	68,598	68,581
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	13,296	13,296
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	138,042	138,048
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	24,175	24,175
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	37,472	37,465
Strips III LLC
3.51%, 07/24/06 (4) (5)	7,253	7,253
SunTrust Bank
3.63%, 04/28/06	36,263	36,263
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	58,746	58,743
Toronto-Dominion Bank
3.81%, 06/20/06	30,219	30,222
Toyota Motor Credit Corp.
3.32%, 04/10/06	10,879	10,879
UniCredito Italiano SpA
3.34%, 06/14/06	31,428	31,418
Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	60,280	60,280
Wells Fargo & Co.
3.38%, 07/14/06 (4)	12,088	12,089
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	87,032	87,027
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	63,098	63,095
Winston Funding Ltd.
3.71%, 10/23/05 (4)	17,261	17,261
World Savings Bank
3.30%, 09/09/05	8,461	8,461

		2,370,159

MONEY MARKET FUNDS—0.73%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	96,702	96,702
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	108,065	108,065
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	3,502	3,502
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	8,475	8,475

		216,744

REPURCHASE AGREEMENTS (3)—2.10%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $223,684 and an effective yield of 3.30%. (7)	$223,623	223,623
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $241,821 and an effective yield of 3.30%. (7)	241,754	241,754
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $163,229 and an effective yield of 3.30%. (7)	163,184	163,184

		628,561

TIME DEPOSITS (3)—3.66%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	36,263	36,263
BNP Paribas (New York)
3.03%, 08/23/05	9,670	9,670
Chase Bank USA N.A.
3.31%, 08/01/05	181,316	181,316
Dexia Bank
3.27%, 08/01/05	60,439	60,439
Fortis Bank NY
3.83% - 3.84%, 01/25/06	36,263	36,263
HBOS Treasury Services PLC
3.39%, 12/14/05	14,505	14,505
Key Bank N.A.
3.31%, 08/01/05	217,579	217,579
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	36,263	36,263
National Australia Bank Ltd.
3.31%, 08/01/05	36,828	36,828
Societe Generale
3.31%, 08/01/05	193,404	193,404
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	55,604	55,602
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	19,340	19,340
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	48,351	48,351
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	132,965	132,965
Wilmington Trust Corp.
3.30%, 08/05/05	18,132	18,132

		1,096,920

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,265,758)	5,265,758

TOTAL INVESTMENTS IN SECURITIES — 117.54% (Cost: $33,583,366) (8)	35,212,856
Other Assets, Less Liabilities — (17.54)%	(5,253,840)

NET ASSETS — 100.00%	$29,959,016

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $33,614,803. Net unrealized appreciation aggregated $1,598,053, of which $3,198,420 represented gross unrealized appreciation on securities and $1,600,367 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS—100.01%
AGRICULTURE—0.48%
Universal Corp.	3,858	$184,027
Vector Group Ltd. (1)	3,007	58,366

		242,393

AIRLINES—1.63%
AMR Corp. (2)	22,413	314,903
Continental Airlines Inc. Class B (1) (2)	10,044	158,796
Delta Air Lines Inc. (1) (2)	19,519	57,776
ExpressJet Holdings Inc. (2)	5,761	59,626
Northwest Airlines Corp. (1) (2)	12,167	56,577
SkyWest Inc.	8,798	182,558

		830,236

APPAREL—0.72%
Kellwood Co.	4,155	101,008
Russell Corp.	4,311	81,564
Tommy Hilfiger Corp. (2)	13,871	184,762

		367,334

AUTO PARTS & EQUIPMENT—2.28%
American Axle & Manufacturing Holdings Inc.	6,678	183,979
ArvinMeritor Inc.	10,482	199,892
Bandag Inc.	982	45,300
Cooper Tire & Rubber Co.	9,664	194,440
Modine Manufacturing Co.	4,643	167,473
Superior Industries International Inc. (1)	3,271	76,345
Tenneco Automotive Inc. (2)	6,349	119,742
Visteon Corp.	19,583	174,289

		1,161,460

BANKS—10.50%
AMCORE Financial Inc.	3,467	109,696
Central Pacific Financial Corp.	4,540	165,710
Chemical Financial Corp.	3,519	117,535
Chittenden Corp.	6,975	204,298
Citizens Banking Corp.	5,583	176,758
City Holding Co.	2,762	105,923
Community Bank System Inc. (1)	4,626	111,255
First BanCorp (Puerto Rico)	11,260	276,095
First Charter Corp.	4,501	111,400
First Commonwealth Financial Corp.	10,495	146,405
First Financial Bancorp	6,616	119,353
First Merchants Corp.	2,851	77,832
First Midwest Bancorp Inc.	7,025	262,173
FNB Corp. (Pennsylvania) (1)	7,826	154,563
Gold Bancorp Inc.	6,085	92,492
Hancock Holding Co.	4,386	164,782
Harleysville National Corp.	3,834	86,073
Hudson United Bancorp	6,794	284,669

Independent Bank Corp. (Massachusetts)	2,324	70,557
Irwin Financial Corp.	2,679	59,072
Mid-State Bancshares	3,607	111,384
National Penn Bancshares Inc. (1)	4,736	128,914
NBT Bancorp Inc.	4,926	122,510
Old National Bancorp	10,490	228,157
Pacific Capital Bancorp	6,526	223,320
Park National Corp. (1)	1,749	199,071
Provident Bankshares Corp.	4,988	169,592
R&G Financial Corp. Class B	4,543	71,779
Republic Bancorp Inc. (1)	10,641	157,487
S&T Bancorp Inc. (1)	3,573	142,098
Santander BanCorp	804	22,472
Sterling Bancorp	2,559	57,577
Susquehanna Bancshares Inc.	7,017	188,196
TrustCo Bank Corp. NY (1)	11,229	149,683
UMB Financial Corp. (1)	2,300	147,775
United Bancshares Inc.	6,248	236,237
WesBanco Inc.	3,142	97,056

		5,349,949

BIOTECHNOLOGY—0.83%
Applera Corp. - Celera Genomics Group (2)	11,037	136,197
Human Genome Sciences Inc. (2)	19,665	288,092

		424,289

BUILDING MATERIALS—1.41%
Lennox International Inc.	8,214	200,586
Texas Industries Inc.	3,425	252,183
York International Corp.	6,261	267,533

		720,302

CHEMICALS—4.90%
Celanese Corp. Class A (2)	8,938	168,213
Chemtura Corp.	34,521	543,361
Ferro Corp.	6,333	142,492
Fuller (H.B.) Co.	4,323	149,273
Georgia Gulf Corp.	5,002	158,713
Hercules Inc. (2)	15,283	213,962
MacDermid Inc.	3,832	126,839
NL Industries Inc.	1,199	20,982
Olin Corp.	10,544	193,482
OM Group Inc. (2)	4,286	100,421
PolyOne Corp. (2)	13,974	99,774
Schulman (A.) Inc.	4,561	86,112
Sensient Technologies Corp.	6,633	126,093
Spartech Corp.	4,882	91,440
Terra Industries Inc. (1) (2)	14,056	118,070
UAP Holding Corp.	5,122	99,367
Westlake Chemical Corp.	1,827	57,770

		2,496,364

COAL—0.24%
Foundation Coal Holdings Inc.	3,649	121,329

		121,329

COMMERCIAL SERVICES—2.48%
Alderwoods Group Inc. (2)	6,128	98,048
Banta Corp.	3,765	179,741
Dollar Thrifty Automotive Group Inc. (2)	3,541	110,833
NCO Group Inc. (2)	4,498	91,669
PHH Corp. (2)	7,950	224,905
Pre-Paid Legal Services Inc. (1)	2,188	103,383
Quanta Services Inc. (2)	15,267	160,609

Stewart Enterprises Inc. Class A	14,609	109,714
United Rentals Inc. (2)	10,016	186,298

		1,265,200

COMPUTERS—1.99%
Brocade Communications Systems Inc. (2)	39,473	176,839
Gateway Inc. (2)	35,330	140,613
Imation Corp.	5,082	220,305
Maxtor Corp. (2)	37,366	220,459
Palm Inc. (2)	6,310	180,087
Quantum Corp. (2)	27,218	75,666

		1,013,969

COSMETICS & PERSONAL CARE—0.17%
Revlon Inc. Class A (2)	22,793	85,246

		85,246

DISTRIBUTION & WHOLESALE—0.86%
Owens & Minor Inc.	5,943	176,151
United Stationers Inc. (2)	5,023	260,443

		436,594

DIVERSIFIED FINANCIAL SERVICES—1.01%
Capital Trust Inc. Class A	1,794	60,009
Doral Financial Corp.	14,048	216,761
Metris Companies Inc. (2)	8,853	131,467
Piper Jaffray Companies Inc. (2)	3,143	108,151

		516,388

ELECTRIC—5.54%
ALLETE Inc.	3,990	192,797
Aquila Inc. (2)	35,618	132,499
Avista Corp.	7,316	139,297
Black Hills Corp.	4,904	195,572
Calpine Corp. (1) (2)	67,535	224,216
CH Energy Group Inc.	2,382	117,075
Cleco Corp.	7,462	167,746
Duquesne Light Holdings Inc.	11,620	225,428
El Paso Electric Co. (2)	7,191	155,613
Empire District Electric Co. (The)	3,887	93,988
IDACORP Inc. (1)	6,299	198,104
MGE Energy Inc.	3,064	113,460
Otter Tail Corp.	3,882	112,190
PNM Resources Inc.	8,845	259,955
Sierra Pacific Resources Corp. (1) (2)	17,728	230,109
UIL Holdings Corp.	1,998	108,851
UniSource Energy Corp.	4,851	156,445

		2,823,345

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Energy Conversion Devices Inc. (2)	4,980	124,450
EnerSys (2)	3,080	43,058
General Cable Corp. (2)	5,947	98,720

		266,228

ELECTRONICS—0.68%
Checkpoint Systems Inc. (2)	5,755	99,446
Cubic Corp. (1)	2,420	47,117
Technitrol Inc.	5,525	71,493
Woodward Governor Co.	1,452	130,259

		348,315

ENGINEERING & CONSTRUCTION—1.58%
Granite Construction Inc.	4,886	167,199
Shaw Group Inc. (The) (2)	11,727	224,220
URS Corp. (2)	5,909	221,292
Washington Group International Inc. (1) (2)	3,526	190,192

		802,903

ENTERTAINMENT—0.17%
Churchill Downs Inc. (1)	1,354	62,744
Magna Entertainment Corp. Class A (1) (2)	3,478	23,963

		86,707

ENVIRONMENTAL CONTROL—0.15%
Metal Management Inc.	3,167	74,710

		74,710

FOOD—2.31%
Chiquita Brands International Inc.	5,855	176,704
Corn Products International Inc.	11,189	269,319
Fresh Del Monte Produce Inc.	3,789	99,689
Gold Kist Inc. (2)	7,648	156,019
Great Atlantic & Pacific Tea Co. (2)	2,473	70,851
Lance Inc.	4,399	79,534
Ruddick Corp.	5,281	145,544
Sanderson Farms Inc.	2,999	129,227
Weis Markets Inc.	1,164	47,491

		1,174,378

FOREST PRODUCTS & PAPER—0.95%
Glatfelter Co.	5,886	75,046
Potlatch Corp.	4,461	257,846
Schweitzer-Mauduit International Inc.	2,223	58,131
Wausau Paper Corp.	7,414	93,268

		484,291

GAS—2.95%
Laclede Group Inc. (The)	3,005	98,233
New Jersey Resources Corp.	4,180	197,547
Nicor Inc.	6,663	271,984
Northwest Natural Gas Co.	4,125	159,184
Peoples Energy Corp. (1)	5,688	245,437
South Jersey Industries Inc. (1)	4,244	124,646
Southwest Gas Corp.	5,668	151,789
WGL Holdings Inc.	7,353	253,311

		1,502,131

HAND & MACHINE TOOLS—0.91%
Kennametal Inc.	5,512	261,985
Lincoln Electric Holdings Inc. (1)	5,450	199,524

		461,509

HEALTH CARE - PRODUCTS—0.21%
Datascope Corp.	1,881	63,390
Vital Sign Inc.	935	42,243

		105,633

HEALTH CARE - SERVICES—0.29%
Kindred Healthcare Inc. (2)	4,028	147,989

		147,989

HOME BUILDERS—0.81%
Fleetwood Enterprises Inc. (2)	8,382	95,136
Levitt Corp. Class A	2,537	81,260
M/I Homes Inc.	1,738	103,620
Monaco Coach Corp. (1)	4,139	72,433
Technical Olympic USA Inc.	2,214	62,479

		414,928

HOME FURNISHINGS—1.29%
Ethan Allen Interiors Inc.	5,059	166,947
Furniture Brands International Inc.	7,659	146,746
Kimball International Inc. Class B	3,704	49,930
La-Z-Boy Inc. (1)	7,947	106,251
Maytag Corp.	11,102	187,291

		657,165

HOUSEHOLD PRODUCTS & WARES—0.58%
Blyth Inc.	4,519	125,990
Tupperware Corp. (1)	7,874	167,952

		293,942

INSURANCE—6.06%
Alfa Corp.	5,614	91,957
Arch Capital Group Ltd. (2)	4,756	218,776
Argonaut Group Inc. (1) (2)	4,212	101,214
Assured Guaranty Ltd.	7,550	180,068
Delphi Financial Group Inc. Class A	4,087	198,260
FBL Financial Group Inc. Class A	1,884	56,332
Harleysville Group Inc.	2,036	44,894
Horace Mann Educators Corp.	6,463	129,131
Infinity Property & Casualty Corp.	3,096	109,722
LandAmerica Financial Group Inc. (1)	2,574	161,338
Max Reinsurance Capital Ltd.	3,009	69,057
Odyssey Re Holdings Corp. (1)	1,920	48,710
Ohio Casualty Corp.	9,324	238,228
Phoenix Companies Inc. (1)	13,595	171,297
Platinum Underwriters Holdings Ltd. (1)	5,902	204,622
Presidential Life Corp.	3,260	60,033
PXRE Group Ltd.	2,980	75,990
RLI Corp.	3,409	162,268
Selective Insurance Group Inc.	4,201	209,168
Stewart Information Services Corp.	2,577	121,274
UICI	4,889	150,826
United Fire & Casualty Co.	2,469	110,562
Zenith National Insurance Corp.	2,461	171,384

		3,085,111

INTERNET—0.84%
CMGI Inc. (2)	68,682	130,496
EarthLink Inc. (2)	19,456	185,416
United Online Inc.	9,603	110,531

		426,443

INVESTMENT COMPANIES—0.20%
MCG Capital Corp. (1)	5,507	101,329

		101,329

IRON & STEEL—1.75%
AK Steel Holding Corp. (2)	15,599	143,823
Carpenter Technology Corp.	3,291	206,148
Gibraltar Industries Inc.	4,504	107,961
Oregon Steel Mills Inc. (2)	5,230	116,158
Schnitzer Steel Industries Inc. Class A (1)	3,388	96,897
Steel Dynamics Inc.	6,846	220,167

		891,154

LEISURE TIME—0.57%
Arctic Cat Inc.	2,175	47,459
Callaway Golf Co. (1)	9,831	147,367
K2 Inc. (2)	7,149	95,082

		289,908

LODGING—0.54%
La Quinta Corp. (2)	30,384	273,456

		273,456

MACHINERY—1.74%
AGCO Corp. (2)	13,643	282,274
Albany International Corp. Class A	4,259	149,235
Briggs & Stratton Corp.	7,793	291,224
NACCO Industries Inc.	881	101,844
Tecumseh Products Co. Class A	2,030	60,900

		885,477

MANUFACTURING—2.67%
Acuity Brands Inc.	6,435	187,773
Barnes Group Inc.	2,636	89,729
Crane Co.	7,744	241,226
EnPro Industries Inc. (2)	3,140	95,456
Federal Signal Corp.	7,354	128,695
Griffon Corp. (2)	4,029	104,150
Lancaster Colony Corp.	4,264	188,597
Smith (A.O.) Corp.	2,944	79,488
Trinity Industries Inc. (1)	6,571	243,456

		1,358,570

MEDIA—1.24%
Hollinger International Inc.	7,118	70,824
Insight Communications Co. Inc. (2)	7,719	89,309
Journal Communications Inc. Class A	3,963	63,408
Journal Register Co. (1) (2)	6,341	118,069
Liberty Corp.	2,507	96,896
Scholastic Corp. (1) (2)	4,238	156,679
World Wrestling Entertainment Inc.	2,770	34,043

		629,228

METAL FABRICATE & HARDWARE—1.72%
Commercial Metals Co.	8,913	256,160
Mueller Industries Inc.	4,781	139,988
Quanex Corp.	3,767	229,787
Valmont Industries Inc.	2,379	62,330
Worthington Industries Inc.	10,720	189,530

		877,795

MINING—1.03%
Century Aluminum Co. (2)	3,641	89,095
Compass Minerals International Inc.	4,666	118,750
Stillwater Mining Co. (2)	6,759	55,153
Titanium Metals Corp. (1) (2)	992	63,538
USEC Inc.	12,734	199,796

		526,332

OFFICE & BUSINESS EQUIPMENT—0.34%
IKON Office Solutions Inc. (1)	17,794	170,822

		170,822

OIL & GAS—2.74%
Cabot Oil & Gas Corp.	7,351	297,863
Harvest Natural Resources Inc. (2)	5,460	49,850
Houston Exploration Co. (2)	4,286	247,688
KCS Energy Inc. (2)	7,395	145,238
Parker Drilling Co. (2)	14,451	106,937
Stone Energy Corp. (2)	3,813	202,890
Swift Energy Co. (2)	4,223	172,214
Whiting Petroleum Corp. (2)	4,313	172,304

		1,394,984

OIL & GAS SERVICES—0.29%
Hanover Compressor Co. (2)	10,163	147,770

		147,770

PACKAGING & CONTAINERS—0.31%
Graphic Packaging Corp. (2)	15,172	58,412
Silgan Holdings Inc.	1,697	97,459

		155,871

PHARMACEUTICALS—0.73%
Abgenix Inc. (2)	11,808	122,449
Alpharma Inc. Class A	6,161	86,500
Medarex Inc. (2)	16,873	164,512

		373,461

PIPELINES—0.44%
Dynegy Inc. Class A (2)	40,549	225,452

		225,452

REAL ESTATE INVESTMENT TRUSTS—15.16%
Alexandria Real Estate Equities Inc.	3,200	257,440
American Financial Realty Trust	19,414	279,562
American Home Mortgage Investment Corp.	5,400	207,414
AMLI Residential Properties Trust	3,844	124,123
Anthracite Capital Inc.	8,042	96,102
Brandywine Realty Trust (1)	8,095	262,278
Colonial Properties Trust	5,884	279,019
Commercial Net Lease Realty Inc.	7,835	162,576
Cousins Properties Inc.	5,904	192,470
Crescent Real Estate Equities Co. (1)	15,030	293,386
CRT Properties Inc.	4,702	129,869
EastGroup Properties Inc. (1)	3,312	143,741
Equity One Inc.	5,490	130,662
FelCor Lodging Trust Inc. (1) (2)	7,066	109,876
First Industrial Realty Trust Inc. (1)	6,233	257,298
Gables Residential Trust	4,424	192,134
Getty Realty Corp.	2,929	87,958
Glenborough Realty Trust Inc.	5,448	114,190
Heritage Property Investment Trust Inc.	4,007	149,060
Highwoods Properties Inc.	8,106	256,555
Home Properties Inc.	4,780	218,828
Impac Mortgage Holdings Inc. (1)	11,249	197,982
Inland Real Estate Corp.	9,089	150,787
Kilroy Realty Corp. (1)	4,312	224,655
Lexington Corporate Properties Trust	7,300	175,054
Maguire Properties Inc.	5,594	167,540
Meristar Hospitality Corp. (2)	13,338	118,975
MFA Mortgage Investments Inc.	12,547	87,327
Mid-America Apartment Communities Inc. (1)	3,082	148,398
National Health Investors Inc.	3,502	107,757
Nationwide Health Properties Inc.	10,049	252,029
Newcastle Investment Corp.	6,152	190,097
Novastar Financial Inc. (1)	4,437	179,832
Omega Healthcare Investors Inc.	7,765	108,322
Parkway Properties Inc.	2,126	113,847
Prentiss Properties Trust (1)	6,833	276,532
PS Business Parks Inc.	2,477	115,007
RAIT Investment Trust	3,812	120,802
Redwood Trust Inc.	3,518	191,027
Senior Housing Properties Trust	9,041	178,289
Sovran Self Storage Inc.	2,385	115,219

Sun Communities Inc.	2,870	100,020
Taubman Centers Inc.	7,075	251,446
Washington Real Estate Investment Trust	6,337	203,735

		7,719,220

RETAIL—4.80%
Asbury Automotive Group Inc. (2)	2,297	39,026
Bob Evans Farms Inc. (1)	5,333	135,245
Brown Shoe Co. Inc.	2,613	103,083
Burlington Coat Factory Warehouse Corp.	2,995	122,885
Casey’s General Store Inc.	7,092	154,322
Cash America International Inc.	4,285	89,214
Cato Corp. Class A	4,597	97,273
Domino’s Pizza Inc.	4,585	114,717
Group 1 Automotive Inc. (2)	3,222	93,567
IHOP Corp.	3,044	133,692
Jack in the Box Inc. (2)	5,539	210,759
Jo-Ann Stores Inc. (2)	3,237	89,082
Landry’s Restaurants Inc. (1)	2,640	82,236
Lone Star Steakhouse & Saloon Inc.	2,735	82,214
Papa John’s International Inc. (2)	1,810	78,011
Payless ShoeSource Inc. (2)	10,313	200,278
Ryan’s Restaurant Group Inc. (2)	6,337	82,571
ShopKo Stores Inc. (2)	4,469	113,736
Sonic Automotive Inc.	4,423	103,056
Talbots Inc. (The)	3,563	121,748
TBC Corp. (2)	3,143	89,167
United Auto Group Inc.	3,067	108,418

		2,444,300

SAVINGS & LOANS—1.88%
Anchor BanCorp Wisconsin Inc.	3,298	105,338
Commercial Federal Corp.	6,000	203,400
Dime Community Bancshares	5,087	82,511
FirstFed Financial Corp. (2)	2,479	154,888
Flagstar Bancorp Inc. (1)	4,699	86,603
MAF Bancorp Inc.	4,949	218,300
PFF Bancorp Inc.	3,400	105,196

		956,236

SEMICONDUCTORS—0.26%
Conexant Systems Inc. (2)	70,735	135,104

		135,104

SOFTWARE—1.00%
Inter-Tel Inc.	3,053	76,020
MicroStrategy Inc. Class A (1) (2)	1,900	146,585
Sybase Inc. (2)	13,563	288,621

		511,226

TELECOMMUNICATIONS—3.30%
Adaptec Inc. (2)	16,917	65,130
Black Box Corp.	2,675	117,165
CIENA Corp. (2)	86,364	193,455
Cincinnati Bell Inc. (2)	37,056	168,234
Commonwealth Telephone Enterprises Inc. (1)	3,171	135,719
FairPoint Communications Inc.	3,785	62,074
IDT Corp. (2)	2,614	33,904
IDT Corp. Class B (2)	7,804	101,374
Iowa Telecommunications Services Inc.	3,585	68,043
Level 3 Communications Inc. (1) (2)	93,684	192,989
Sycamore Networks Inc. (2)	28,271	100,645
3Com Corp. (2)	59,472	216,478
Time Warner Telecom Inc. Class A (2)	7,455	50,619

USA Mobility Inc. (2)	4,032	112,775
Valor Communications Group Inc.	4,530	63,284

		1,681,888

TRANSPORTATION—1.11%
Arkansas Best Corp.	3,394	116,414
General Maritime Corp. (1)	5,377	209,649
Overnite Corp.	4,225	182,140
Sea Containers Ltd. Class A	3,545	54,770

		562,973

TRUCKING & LEASING—0.64%
AMERCO	1,348	77,968
GATX Corp.	6,604	249,631

		327,599

WATER—0.21%
California Water Service Group	2,598	107,817

		107,817

TOTAL COMMON STOCKS (Cost: $48,099,493)		50,934,753

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.14%
COMMERCIAL PAPER (3)—2.23%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$23,021	23,011
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	58,290	58,070
Amsterdam Funding Corp.
3.27%, 08/01/05	14,388	14,388
ANZ National Bank Ltd.
2.94%, 08/15/05	14,388	14,372
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	18,704	18,612
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	31,530	31,515
Chariot Funding LLC
3.28%, 08/05/05	21,640	21,632
Charta LLC
3.31%, 08/11/05	43,164	43,124
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	27,913	27,899
Dorada Finance Inc.
3.76%, 01/26/06	2,878	2,824
Ebury Finance Ltd.
3.47%, 08/30/05	14,388	14,348
Edison Asset Securitization LLC
3.12%, 09/06/05	21,582	21,515
Fairway Finance LLC
3.15%, 09/15/05	25,598	25,497
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	40,719	40,652
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	71,738	71,575
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	93,522	93,057

Giro Funding Corp.
3.30%, 08/05/05	20,143	20,136
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	86,328	86,151
Lockhart Funding LLC
3.47%, 09/16/05	33,967	33,816
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	40,286	40,141
Park Avenue Receivables Corp.
3.39%, 08/22/05	43,164	43,079
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	61,432	61,241
Park Sienna LLC
3.45%, 08/23/05	21,729	21,683
Prudential Funding LLC
3.31%, 08/01/05	43,164	43,164
Solitaire Funding Ltd.
3.28%, 08/01/05	28,776	28,776
Sydney Capital Corp.
3.21%, 08/17/05	60,919	60,832
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	63,514	63,389
Three Pillars Funding Corp.
3.29%, 08/08/05	35,441	35,418
Ticonderoga Funding LLC
3.29%, 08/09/05	25,980	25,961
Tulip Funding Corp.
3.31%, 08/01/05	43,164	43,164
Windmill Funding Corp.
3.28%, 08/02/05	5,755	5,755

		1,134,797

FLOATING RATE NOTES (3)—5.54%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06 (4)	53,523	53,523
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	77,695	77,696
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	47,480	47,480
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	82,011	82,019
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06 (4)	18,704	18,704
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	18,704	18,702
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06 (4)	147,908	147,906
BMW US Capital LLC
3.36%, 07/14/06 (4)	28,776	28,776
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	97,838	97,831
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06 (4)	78,846	78,839
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	7,194	7,194
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	100,716	100,716
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	86,328	86,325
DEPFA Bank PLC
3.42%, 03/15/06	28,776	28,776
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06 (4)	54,674	54,676

Fairway Finance LLC
3.38%, 10/20/05	11,510	11,510
Fifth Third Bancorp
3.42%, 04/21/06 (4)	57,552	57,552
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06 (4)	20,143	20,144
General Electric Capital Corp.
3.45%, 07/07/06	12,949	12,962
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	1,574	1,574
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	33,092	33,092
Hartford Life Global Funding Trust
3.38%, 07/15/06	28,776	28,776
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06 (4)	86,328	86,328
HSBC Bank USA N.A.
3.45%, 05/04/06	10,072	10,078
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06 (4)	129,492	129,491
Leafs LLC
3.43%, 01/20/06 - 02/21/06 (4)	30,214	30,214
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06 (4)	112,226	112,240
Lothian Mortgages PLC
3.45%, 01/24/06	28,776	28,776
Marshall & Ilsley Bank
3.53%, 02/20/06	28,776	28,795
Metropolitan Life Global Funding I
3.33%, 08/04/06 (4)	43,164	43,164
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	43,164	43,162
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06 (4)	106,471	106,483
Nordea Bank AB
3.35%, 08/11/06 (4)	50,358	50,358
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06 (4)	86,328	86,328
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	110,787	110,787
Principal Life Income Funding Trusts
3.21%, 05/10/06	21,582	21,583
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	81,652	81,631
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06 (4)	15,827	15,826
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06 (4)	164,311	164,315
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06 (4)	28,776	28,776
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	44,603	44,594
Strips III LLC
3.51%, 07/24/06 (4) (5)	8,633	8,633
SunTrust Bank
3.63%, 04/28/06	43,164	43,164
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06 (4)	69,926	69,921
Toronto-Dominion Bank
3.81%, 06/20/06	35,970	35,973
Toyota Motor Credit Corp.
3.32%, 04/10/06	12,949	12,949
UniCredito Italiano SpA
3.34%, 06/14/06	37,409	37,397

Wachovia Asset Securitization Inc.
3.45%, 08/25/05 (4)	71,751	71,751
Wells Fargo & Co.
3.38%, 07/14/06 (4)	14,388	14,389
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06 (4)	103,593	103,590
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06 (4)	75,105	75,104
Winston Funding Ltd.
3.71%, 10/23/05 (4)	20,546	20,546
World Savings Bank
3.30%, 09/09/05	10,072	10,071

		2,821,190

MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30% (3) (6) (7)	115,104	115,104
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33% (6) (7)	40,418	40,418
BlackRock Temp Cash Money Market Fund 3.17% (3) (7)	4,168	4,168
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25% (3) (7)	10,088	10,088

		169,778

REPURCHASE AGREEMENTS (3)—1.47%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $266,251 and an effective yield of 3.30%. (7)	$266,177	266,177
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $287,838 and an effective yield of 3.30%. (7)	287,759	287,759
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $194,291 and an effective yield of 3.30%. (7)	194,238	194,238

		748,174

TIME DEPOSITS (3)—2.57%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	43,164	43,164
BNP Paribas (New York)
3.03%, 08/23/05	11,510	11,510
Chase Bank USA N.A.
3.31%, 08/01/05	215,819	215,819

Dexia Bank
3.27%, 08/01/05	71,940	71,940
Fortis Bank NY
3.83% - 3.84%, 01/25/06	43,164	43,164
HBOS Treasury Services PLC
3.39%, 12/14/05	17,266	17,266
Key Bank N.A.
3.31%, 08/01/05	258,983	258,983
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05 (5)	43,164	43,164
National Australia Bank Ltd.
3.31%, 08/01/05	43,836	43,836
Societe Generale
3.31%, 08/01/05	230,207	230,207
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	66,185	66,184
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	23,021	23,021
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	57,552	57,552
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	158,268	158,268
Wilmington Trust Corp.
3.30%, 08/05/05	21,582	21,582

		1,305,660

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,179,599)		6,179,599

TOTAL INVESTMENTS IN SECURITIES — 112.15% (Cost: $54,279,092) (8)		57,114,352
Other Assets, Less Liabilities — (12.15)%		(6,186,624)

NET ASSETS — 100.00%		$50,927,728

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.
(9)	The cost of investments for federal income tax purposes was $54,314,072. Net unrealized appreciation aggregated $2,800,280, of which $3,918,614 represented gross unrealized appreciation on securities and $1,118,334 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2005, the Trust offered 74 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares KLD Select Social SM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of July 31, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global

Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the quarter ended July 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Cohen & Steers Realty Majors
IMMF	195	212,551	209,637	3,109	$3,108,860	$24,508
Dow Jones Select Dividend
IMMF	12,243	913,180	914,309	11,114	11,113,829	112,453
Dow Jones Transportation Average
IMMF	122	7,098	7,079	141	141,141	876
Dow Jones U.S. Basic Materials Sector
IMMF	629	13,867	14,033	463	463,150	1,711
Dow Jones U.S. Consumer Goods Sector
IMMF	203	22,227	22,241	189	188,502	2,635
Dow Jones U.S. Consumer Services Sector
IMMF	423	10,199	10,589	33	33,033	1,398
Dow Jones U.S. Energy Sector
IMMF	272	21,632	21,430	474	474,478	2,554
Dow Jones U.S. Financial Sector
IMMF	239	14,683	14,735	187	187,189	1,785
Dow Jones U.S. Financial Services
IMMF	134	10,333	10,232	235	235,297	1,260
Dow Jones U.S. Healthcare Sector
IMMF	831	48,954	48,584	1,201	1,200,542	5,815
Dow Jones U.S. Industrial Sector
IMMF	58	5,710	5,700	68	68,403	684
Dow Jones U.S. Real Estate
IMMF	1,287	81,049	81,672	664	664,262	9,340
Dow Jones U.S. Technology Sector
IMMF	383	10,617	10,921	79	78,506	1,315
Dow Jones U.S. Telecommunications Sector
IMMF	330	27,586	27,281	635	634,624	3,132
Dow Jones U.S. Total Market
IMMF	637	21,628	22,077	188	188,296	2,789
Dow Jones U.S. Utilities Sector
IMMF	634	38,071	37,899	806	805,910	4,311
KLD Select Social SM
IMMF	15	2,727	2,714	28	27,564	339

Morningstar Large Core
IMMF	14	2,939	2,927	26	25,933	379
Morningstar Large Growth
IMMF	12	1,882	1,862	32	32,499	236
Morningstar Large Value
IMMF	36	3,805	3,808	33	33,032	514
Morningstar Mid Core
IMMF	45	3,292	3,310	27	27,021	419
Morningstar Mid Growth
IMMF	14	1,162	1,156	20	19,968	142
Morningstar Mid Value
IMMF	45	3,605	3,604	46	45,560	489
Morningstar Small Core
IMMF	25	2,216	2,214	27	26,622	202
Morningstar Small Growth
IMMF	24	1,326	1,242	108	108,065	178
Morningstar Small Value
IMMF	11	2,249	2,220	40	40,418	299

During the quarter ended July 31, 2005, certain Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2005, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)

The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	September 23, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	September 23, 2005